UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6 Ave.), 35th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Daniel O’ Neill

1301 Avenue of the Americas (6 Ave.), 35th Floor

New York, NY 10019

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-476-7523

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DIREXION SHARES ETF TRUST

SEMI-ANNUAL REPORT APRIL 30, 2012

1301 Avenue of the Americas (6th Ave.), 35th Floor New  York, New York 10019 www.direxionshares.com

Direxion All Cap Insider Sentiment Shares

Direxion Large Cap Insider Sentiment Shares

Direxion S&P 1500® RC Volatility Response Shares

Direxion S&P 500® RC Volatility Response Shares

Direxion S&P Latin America 40 RC Volatility Response Shares

Direxion NASDAQ-100® Equal Weighted Index Shares

1X BEAR FUNDS

SECTOR FUNDS

Direxion Daily Total Market Bear 1X Shares

FIXED INCOME FUNDS

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Direxion Daily 20+ Year Treasury Bear 1X Shares

Direxion Daily Total Bond Market Bear 1X Shares

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report for the Direxion Shares exchange traded funds (the “ETFs”) includes the Direxion All Cap Insider Sentiment Shares, Direxion Large Cap Insider Sentiment Shares, Direxion S&P 1500® RC Volatility Response Shares, Direxion S&P 500® RC Volatility Response Shares, Direxion S&P Latin America 40 RC Volatility Response Shares and the Direxion NASDAQ-100® Equal Weighted Index Shares (collectively, the “Benchmark ETFs”). On June 15, 2012, the principal investment strategies and related risks for the Direxion S&P 1500® RC Volatility Response Shares, Direxion S&P 500® RC Volatility Response Shares and Direxion S&P Latin America 40 RC Volatility Response Shares were changed.

Based on this change these Funds changed their respective names to the following:

Old Name	New Name
Direxion S&P 1500® RC Volatility Response Shares	Direxion S&P 1500® DRRC Index Volatility Response Shares
Direxion S&P 500® RC Volatility Response Shares	Direxion S&P 500® DRRC Index Volatility Response Shares
Direxion S&P Latin America 40 RC Volatility Response Shares	Direxion S&P Latin America 40 DRRC Index Volatility Response Shares

In addition, this report includes the Direxion Daily Total Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares and the Direxion Daily Total Bond Market Bear 1X Shares (collectively, the “Bear ETFs”). Unless specified in below discussion, this report covers the period from November 1, 2011 to April 30, 2012, (the “Semi-Annual Period”).

Market Commentary

Following sharp declines in September of 2011, most equity markets advanced during the Semi-Annual Period. The U.S. major stock indices saw sizable gains during this period, despite mixed economic signs. The unemployment rate continued to trend downward, despite an increase in the labor force participation rate over the same period. Home sales increased but home prices remained depressed. European markets were more mixed as investors struggled to understand the possible outcomes in Greece, Spain and Ireland. Emerging Market equities were generally positive with the notable exception of India, which struggled with lower growth rates and Rupee depreciation.

During the Semi-Annual Period, treasuries struggled as investors seemed to embrace riskier assets. In Europe, Germany remained the safe haven for bond investors, while concerns regarding fellow European Union members saw yields rise in countries such as Italy and Spain.

Direxion Shares ETF Discussion

The following discussion relates to the performance of the Benchmark ETFs for the Semi-Annual Period. These ETFs seek to match, after expenses, the return of a benchmark through time. For these ETFs, the benchmark performance for the period is the standard against which they should be evaluated. The performance of the ETFs for the Semi-Annual Period is important primarily for understanding whether the ETFs meet their investment goals. The Indexes do not take into account the size of a Benchmark ETF, the Benchmark ETF’s expense ratio or any transaction or trading fees associated with creating or maintaining a Benchmark ETF’s portfolio. These factors can cause underperformance in the actual returns versus the expected returns of each Benchmark ETF. A brief comparison of the actual returns versus the expected Index returns during the Semi-Annual Period is described below.

The Direxion All Cap Insider Sentiment Shares seeks to match, after expenses, the return of the Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index. The Sabrient All-Cap Insider/Analyst Quant-Weighted Index is a quantitatively-weighted index comprised of 100 of the top publicly traded companies in the S&P 1500® Index as determined by the Index provider. The Index attempts to reflect positive sentiment among those “insiders” closest to a company’s financials and business prospects, such as top management, directors, large institutional holders, and the Wall Street research

4	DIREXION SEMI-ANNUAL REPORT

analysts who follow the company. For the period of December 8, 2011 (commencement of operations) to April 30, 2012, the Index returned 14.73%, while The Direxion All Cap Insider Sentiment Shares returned 10.77%.

The Direxion Large Cap Insider Sentiment Shares seeks to match, after expenses, the return of the Sabrient Large-Cap Insider/Analyst Quant-Weighted Index. The Sabrient Large-Cap Insider/Analyst Quant-Weighted Index is a quantitatively-weighted index comprised of 100 of the top publicly traded companies in the S&P 500® Index as determined by the Index provider. The Index attempts to reflect positive sentiment among those “insiders” closest to a company’s financials and business prospects, such as top management, directors, large institutional holders, and the Wall Street research analysts who follow the company. For the period of December 8, 2011 (commencement of operations) to April 30, 2012, the Index returned 10.70%, while the Direxion Large Cap Insider Sentiment Shares returned 7.34%.

The Direxion S&P 1500® RC Volatility Response Shares seeks to match, after expenses, the return of the S&P Composite 1500 Dynamic Rebalancing Risk Control Index. The S&P Composite 1500 Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P 1500® Index. The S&P 1500® Index measures the large capitalization segment of the domestic equity market, composed of stocks of the 500 domestic companies with the largest capitalization. The Index employs a sophisticated methodology designed to attempt to control the Index’s risk level by establishing a specific volatility level target that adjusts the Index’s components among an allocation to equity and fixed income securities, including U.S. Treasury Bills. For the period of January 11, 2012 (commencement of operations) to April 30, 2012, the Index returned 6.45%, while the Direxion S&P 1500® RC Volatility Response Shares returned 6.10%.

The Direxion S&P 500® RC Volatility Response Shares seeks to match, after expenses, the return of the S&P 500 Dynamic Rebalancing Risk Control Index. The S&P 500 Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P 500® Index. The S&P 500® Index measures the large capitalization segment of the domestic equity market, composed of stocks of the 500 domestic companies with the largest capitalization. The Index employs a sophisticated methodology designed to attempt to control the Index’s risk level by establishing a specific volatility level target that adjusts the Index’s components among an allocation to equity and fixed income securities, including U.S. Treasury Bills. For the period of January 11, 2012 (commencement of operations) to April 30, 2012, the Index returned 6.88%, while the Direxion S&P 500® RC Volatility Response Shares returned 6.58%.

The Direxion S&P Latin America 40 RC Volatility Response Shares seeks to match, after expenses, the return of the S&P Latin America 40 Dynamic Rebalancing Risk Control Index. The S&P Latin America 40 Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P Latin America 40® Index. The S&P Latin America 40® Index measures the large capitalization segment of the domestic equity market, composed of stocks of the 500 domestic companies with the largest capitalization. The Index employs a sophisticated methodology designed to attempt to control the Index’s risk level by establishing a specific volatility level target that adjusts the Index’s components among an allocation to equity and fixed income securities, including U.S. Treasury Bills. For the period of January 11, 2012 (commencement of operations) to April 30, 2012, the Index returned 1.15%, while the Direxion S&P Latin America 40 RC Volatility Response Shares returned 0.53%.

The Direxion NASDAQ-100® Equal Weighted Index Shares seeks to match, after expenses, the return of the NASDAQ-100 Equal Weighted Index. The NASDAQ 100 Equal Weighted Index includes 100 of the largest non-financial securities listed on NASDAQ, but instead of being weighted by market capitalization, each of the constituents is initially set at 1.00%. The index is reviewed and adjusted annually in December, but replacements may be made any time throughout the year. The index is rebalanced quarterly in March, June, September and December. For the period of March 21, 2012 (commencement of operations) to April 30, 2012, the Index returned -1.74%, while the Direxion NASDAQ-100 Equal Weighted Index Shares returned -1.75%.

The next discussion relates to the performance of the Bear ETFs for the Semi-Annual Period. The Bear ETFs seek to provide a daily return of -100% of the daily return of a particular benchmark, meaning that the Bear ETFs attempt to move in the opposite or inverse of the benchmark.

In seeking to achieve each Bear ETFs daily investment results, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) uses statistical and quantitative analysis to determine the investments each Bear ETF makes and the techniques it employs. Rafferty relies upon a pre-determined investment model to generate orders resulting in

DIREXION SEMI-ANNUAL REPORT	5

repositioning each Bear ETF’s investment in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with a Bear ETF’s objective. As a consequence, if a Bear ETF is performing as designed, the return of the benchmark will dictate the return of that ETF. Each Bear ETF pursues its investment objectives regardless of market conditions and does not take defensive positions.

The Bear ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the inverse ETFs and intend to actively monitor and mange their investments.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Additionally, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the ETFs and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each Bear ETF seeks daily investment results of its relevant benchmark, a comparison of the annual return of the Bear ETF to the relevant benchmark tells you little about whether a Bear ETF has met its investment objective. To determine if the Bear ETFs have met their daily investment goals, Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant underlying index. The models and a description of how they work are available on the Direxion Shares website (www.direxionshares.com) under Tools/Tracking Center. The models do not take into account the size of a Bear ETF, the Bear ETF’s expense ratio or any transaction or trading fees associated with creating or maintaining a Bear ETF’s portfolio. These factors can cause underperformance in the actual returns versus the expected returns of each Bear ETF. A brief comparison of the actual returns versus the expected model returns during the Semi-Annual Period is described below.

The Direxion Daily Total Market Bear 1X Shares seeks to provide -100% of the daily return of the MSCI U.S. Broad Market Index. The MSCI U.S. Broad Market Index represents the universe of companies in the U.S. equity market, including large, mid, small and micro cap companies. This index targets for inclusion 99.5% of the capitalization of the U.S. equity market. The MSCI U.S. Broad Market Index is the aggregation of the MSCI U.S. Investible Market 2500 which targets for inclusion 2,500 companies representing the investible universe of the U.S. equity market, and the MSCI U.S. Micro Cap Index, which targets for inclusion approximately the bottom 1.5% of the U.S. equity market capitalization. For the Semi-Annual Period, the Direxion Daily Total Market Bear 1X Shares returned -13.03%. The model indicated an expected return of -12.76% for the Direxion Daily Total Market Bear 1X Shares.

The Direxion Daily 7-10 Year Treasury Bear 1X Shares seeks to provide -100% of the daily return of the NYSE 7-10 Year Treasury Index. The NYSE 7-10 Year Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the U.S. Treasury bond market. The index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual Period, the Direxion Daily 7-10 Year Treasury Bear 1X Shares returned -3.82%. The model indicated an expected return of -3.33% for the Direxion Daily 7-10 Year Treasury Bear 1X Shares.

The Direxion Daily 20+ Year Treasury Bear 1X Shares seeks to provide -100% of the daily return of the NYSE 20 Year Plus Treasury Index. The NYSE 20+ Year Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the intermediate 20 plus year maturity range of the U.S. Treasury bond market. The Index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual Period, the Direxion Daily 20+ Year Treasury Bear 1X Shares returned -4.66%. The model indicated an expected return of -4.12% for the Direxion Daily 20+ Year Treasury Bear 1X Shares.

The Direxion Daily Total Bond Market Bear 1X Shares seeks to provide -100% of the daily return of the Barclays Capital US Aggregate Bond Index. The U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, and fixed-rate taxable bond market; including Treasuries, government-related securities,

6	DIREXION SEMI-ANNUAL REPORT

corporate securities, Mortgage Backed Securities, Asset Backed Securities, and Commercial Mortgage Backed Securities. For the Semi-Annual Period, the Direxion Daily Total Bond Market Bear 1X Shares returned -2.43%. The model indicated an expected return of -2.43% for the Direxion Daily Total Bond Market Bear 1X Shares.

As always, we thank you for using the Direxion Shares and we look forward to our mutual success.

Best Regards,

Daniel O’Neill

President

Past performance is not indicative of future results. One cannot invest directly in an index. Recent growth rate in the stock market has helped to produce short-term returns that are not typical, and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the Funds before investing. This and other information can be found in the Funds’ statutory and summary prospectus. To obtain a prospectus, please visit www.direxionshares.com or call 1-866-476-7523.

There is no guarantee the funds will achieve their intended objective. Investing in the Funds may be more volatile than investing in broadly diversified funds.

The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the Funds should (a) understand the consequences of seeking daily investment results, (b) understand the risk of shorting, and (c) intend to actively monitor and manage their investments.

An investment in the Funds involves risk, including the possible loss of principal. The Funds are non-diversified and include risks associated with concentration risk that results from the Funds’ investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. Increased portfolio turnover may result in higher transaction costs and capital gains. For other risks including correlation, compounding, market volatility and specific risks regarding each sector, please read the prospectus.

The views of this letter were those of the Fund Manager as of April 30, 2012 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

DIREXION SEMI-ANNUAL REPORT	7

Expense Examples

April 30, 2012 (Unaudited)

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on initial investments of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period November 1, 2011 to April 30, 2012” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratios	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period November 1, 2011 to April 30, 2012
Direxion All Cap Insider Sentiment Shares*
Based on actual fund return	0.65%	$1,000.00	$1,107.72	$2.71
Based on hypothetical 5% return	0.65%	1,000.00	1,021.63	3.27
Direxion Large Cap Insider Sentiment Shares*
Based on actual fund return	0.66%	1,000.00	1,073.36	2.71
Based on hypothetical 5% return	0.66%	1,000.00	1,021.58	3.32
Direxion S&P 1500® RC Volatility Response Shares**
Based on actual fund return	0.45%	1,000.00	1,061.00	1.42
Based on hypothetical 5% return	0.45%	1,000.00	1,022.63	2.26
Direxion S&P 500® RC Volatility Response Shares**
Based on actual fund return	0.45%	1,000.00	1,065.75	1.42
Based on hypothetical 5% return	0.45%	1,000.00	1,022.63	2.26
Direxion S&P Latin America 40 RC Volatility Response Shares**
Based on actual fund return	0.45%	1,000.00	1,005.25	1.38
Based on hypothetical 5% return	0.45%	1,000.00	1,022.63	2.26
Direxion NASDAQ-100® Equal Weighted Index Shares***
Based on actual fund return	0.35%	1,000.00	982.50	0.39
Based on hypothetical 5% return	0.35%	1,000.00	1,023.12	1.76

8	DIREXION SEMI-ANNUAL REPORT

Expense Examples

April 30, 2012 (Unaudited)

	Annualized Expense Ratios	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period November 1, 2011 to April 30, 2012
Direxion Daily Total Market Bear 1X Shares
Based on actual fund return	0.65%	$1,000.00	$869.73	$3.02
Based on hypothetical 5% return	0.65%	1,000.00	1,021.63	3.27
Direxion Daily 7-10 Year Treasury Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	961.82	3.17
Based on hypothetical 5% return	0.65%	1,000.00	1,021.63	3.27
Direxion Daily 20+ Year Treasury Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	953.37	3.16
Based on hypothetical 5% return	0.65%	1,000.00	1,021.63	3.27
Direxion Daily Total Bond Market Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	975.72	3.19
Based on hypothetical 5% return	0.65%	1,000.00	1,021.63	3.27

*	The Fund commenced investment operations on December 8, 2011. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 145 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one half year period).
**	The Fund commenced investment operations on January 11, 2012. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 111 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one half year period).
***	The Fund commenced investment operations on March 21, 2012. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 41 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one half year period).

DIREXION SEMI-ANNUAL REPORT	9

Allocation of Portfolio Holdings

April 30, 2012 (Unaudited)

	Cash*	Common Stocks	Investment Companies	Swaps	Total
Direxion All Cap Insider Sentiment Shares	— †	100%	—	—	100%
Direxion Large Cap Insider Sentiment Shares	— †	100%	—	—	100%
Direxion S&P 1500® RC Volatility Response Shares	9%	—	91%	— †	100%
Direxion S&P 500® RC Volatility Response Shares	5%	—	95%	— †	100%
Direxion S&P Latin America 40 RC Volatility Response Shares	5%	—	95%	—	100%
Direxion NASDAQ-100® Equal Weighted Index Shares	— †	100%	—	—	100%
Direxion Daily Total Market Bear 1X Shares	111%	—	—	(11)%	100%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	105%	—	—	(5)%	100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	102%	—	—	(2)%	100%
Direxion Daily Total Bond Market Bear 1X Shares	103%	—	—	(3)%	100%

*	Cash, cash equivalents and other assets less liabilities.
†	Less than 0.5%.

10	DIREXION SEMI-ANNUAL REPORT

Direxion All Cap Insider Sentiment Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 99.8%
Aerospace & Defense - 1.4%
8,246	Exelis, Inc.	$95,076

Auto Components - 1.9%
11,234	Goodyear Tire & Rubber Co.*	123,349

Automobiles - 2.1%
12,207	Ford Motor Co.	137,695

Capital Markets - 2.7%
1,801	Ameriprise Financial, Inc.	97,632
1,055	Federated Investors, Inc. Class B	23,294
7,308	Janus Capital Group, Inc.	55,395

		176,321

Chemicals - 4.2%
2,430	H.B. Fuller Co.	79,947
5,488	Olin Corp.	115,029
5,828	PolyOne Corp.	80,776

		275,752

Commercial Banks - 3.7%
760	BB&T Corp.	24,350
1,652	Fifth Third Bancorp	23,508
7,413	Hanmi Financial Corp.*	77,318
3,706	Huntington Bancshares, Inc.	24,793
831	Independent Bank Corp.	23,326
372	PNC Financial Services Group, Inc.	24,671
984	SunTrust Banks, Inc.	23,892
2,507	United Community Banks, Inc.*	23,591

		245,449

Commercial Services & Supplies - 0.7%
1,936	R.R. Donnelley & Sons Co.	24,219
1,483	Sykes Enterprises, Inc.*	23,506

		47,725

Computers & Peripherals - 2.9%
1,450	Dell, Inc.*	23,736
4,276	Western Digital Corp.*	165,952

		189,688

Construction & Engineering - 1.4%
4,255	Aecom Technology Corp.*	93,908

Consumer Finance - 0.7%
428	Capital One Financial Corp.	23,746
719	Discover Financial Services	24,374

		48,120

Diversified Consumer Services - 0.3%
637	Apollo Group, Inc. Class A*	22,435

Diversified Financial Services - 0.9%
1,914	Citigroup, Inc.	63,239

Electrical Equipment - 2.6%
2,552	Encore Wire Corp.	65,050
3,028	EnerSys*	105,829

		170,879

Electronic Equipment, Instruments & Components - 8.6%
334	Anixter International, Inc.*	22,906
3,565	Arrow Electronics, Inc.*	149,908
3,793	Avnet, Inc.*	136,852

Shares		Value

Electronic Equipment, Instruments & Components (continued)
5,094	Ingram Micro, Inc. Class A*	$99,129
964	Jabil Circuit, Inc.	22,606
6,811	Newport Corp.*	116,264
664	TE Connectivity Ltd.	24,209

		571,874

Energy Equipment & Services - 5.2%
4,031	Basic Energy Services,, Inc.*	58,046
717	Halliburton Co.	24,536
6,160	Helix Energy Solutions Group, Inc.*	125,726
299	Oil States International, Inc.*	23,794
4,171	Superior Energy Services, Inc.*	112,283

		344,385

Food & Staples Retailing - 0.4%
1,212	Safeway, Inc.	24,640

Food Products - 2.6%
416	Corn Products International, Inc.	23,737
7,231	Smithfield Foods, Inc.*	151,562

		175,299

Health Care Providers & Services - 2.2%
5,103	Community Health Systems, Inc.*	124,207
332	WellPoint, Inc.	22,516

		146,723

Household Durables - 0.3%
323	Whirlpool Corp.	20,678

Industrial Conglomerates - 0.4%
570	Standex International Corp.	25,114

Insurance - 17.6%
328	ACE Ltd.	24,918
732	Allstate Corp.	24,398
780	American International Group, Inc.*	26,543
4,339	Assurant, Inc.	175,035
756	Everest Re Group Ltd.	74,920
6,175	Hartford Financial Services Group, Inc.	126,896
765	HCC Insurance Holdings, Inc.	24,449
918	Lincoln National Corp.	22,739
2,544	Meadowbrook Insurance Group, Inc.	22,464
4,012	MetLife, Inc.	144,552
2,986	Principal Financial Group, Inc.	82,623
2,280	Prudential Financial, Inc.	138,031
1,841	Reinsurance Group of America, Inc.	107,036
3,152	StanCorp Financial Group, Inc.	120,974
406	Travelers Cos., Inc.	26,114
1,118	XL Group PLC	24,048

		1,165,740

IT Services - 1.3%
5,983	CSG Systems International, Inc.*	86,155

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	11

Direxion All Cap Insider Sentiment Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

Machinery - 4.3%
813	Actuant Corp. Class A*	$22,171
962	Deere & Co.	79,230
2,339	Kennametal, Inc.	98,776
3,886	Oshkosh Corp.*	88,717

		288,894

Media - 3.3%
711	CBS Corp. Class B	23,712
1,349	DIRECTV Class A*	66,465
7,608	Gannett Co., Inc.	105,142
643	Time Warner, Inc.	24,087

		219,406

Metals & Mining - 2.0%
1,833	AM Castle & Co.*	24,544
1,620	Commercial Metals Co.	23,943
4,620	Worthington Industries, Inc.	82,421

		130,908

Multiline Retail - 0.4%
1,660	Fred’s, Inc. Class A	23,771

Office Electronics - 0.3%
2,989	Xerox Corp.	23,254

Oil, Gas & Consumable Fuels - 16.5%
1,300	Chevron Corp.	138,528
316	ConocoPhillips	22,635
5,236	Denbury Resources, Inc.*	99,693
409	Hess Corp.	21,325
5,253	HollyFrontier Corp.	161,898
4,141	Marathon Oil Corp.	121,497
3,354	Marathon Petroleum Corp.	139,560
1,474	Murphy Oil Corp.	81,026
5,862	Stone Energy Corp.*	164,429
6,285	Tesoro Corp.*	146,126

		1,096,717

Professional Services - 0.3%
508	Manpower, Inc.	21,641

Road & Rail - 1.0%
2,059	Con-way, Inc.	66,918

Semiconductors & Semiconductor Equipment - 1.9%
1,653	Fairchild Semiconductor International, Inc.*	23,423
447	KLA-Tencor Corp.	23,311
9,538	LSI Corp.*	76,686

		123,420

Specialty Retail - 4.6%
489	Buckle, Inc.	22,582
2,336	Foot Locker, Inc.	71,458
7,293	GameStop Corp. Class A	165,989
888	Lithia Motors, Inc. Class A	23,825
501	Signet Jewelers Ltd.	24,434

		308,288

Textiles, Apparel & Luxury Goods - 0.3%
383	Deckers Outdoor Corp.*	19,537

Thrifts & Mortgage Finance - 0.4%
1,630	Provident Financial Services, Inc.	23,961

Shares		Value

Trading Companies & Distributors - 0.4%
537	United Rentals, Inc.*	$25,067

	TOTAL COMMON STOCKS (Cost $6,566,441)	$6,622,026

	TOTAL INVESTMENTS (Cost $6,566,441) - 99.8%	$6,622,026
	Other Assets in Excess of Liabilities - 0.2%	13,204

	TOTAL NET ASSETS - 100.0%	$6,635,230

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

The accompanying notes are an integral part of these financial statements.

12	DIREXION SEMI-ANNUAL REPORT

Direxion Large Cap Insider Sentiment Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 99.8%
Aerospace & Defense - 0.4%
255	Honeywell International, Inc.	$15,468

Air Freight & Logistics - 1.0%
468	FedEx Corp.	41,296

Auto Components - 0.3%
181	BorgWarner, Inc.*	14,306

Automobiles - 2.6%
8,316	Ford Motor Co.	93,805
315	Harley-Davidson, Inc.	16,484

		110,289

Beverages - 1.0%
1,054	Molson Coors Brewing Co. Class B	43,825

Biotechnology - 0.4%
321	Gilead Sciences, Inc.*	16,695

Capital Markets - 5.2%
1,600	Ameriprise Financial, Inc.	86,736
1,046	Charles Schwab Corp.	14,958
1,397	E*TRADE Financial Corp.*	14,850
2,207	Federated Investors, Inc. Class B	48,731
122	Franklin Resources, Inc.	15,312
126	Goldman Sachs Group, Inc.	14,509
581	Invesco Ltd.	14,432
322	Northern Trust Corp.	15,324

		224,852

Chemicals - 0.8%
289	Eastman Chemical Co.	15,597
161	PPG Industries, Inc.	16,944

		32,541

Commercial Banks - 8.0%
1,762	BB&T Corp.	56,454
474	Comerica, Inc.	15,178
4,602	Fifth Third Bancorp	65,486
11,907	Huntington Bancshares, Inc.	79,658
1,842	KeyCorp	14,810
733	PNC Financial Services Group, Inc.	48,613
1,978	SunTrust Banks, Inc.	48,026
489	U.S. Bancorp	15,731

		343,956

Commercial Services & Supplies - 1.2%
4,136	R. R. Donnelley & Sons Co.	51,741

Computers & Peripherals - 4.1%
4,208	Dell, Inc.*	68,885
2,740	Western Digital Corp.*	106,339

		175,224

Consumer Finance - 3.3%
264	American Express Co.	15,895
1,120	Capital One Financial Corp.	62,138
1,922	Discover Financial Services	65,156

		143,189

Containers & Packaging - 0.3%
775	Sealed Air Corp.	14,865

Shares		Value

Diversified Consumer Services - 1.6%
1,887	Apollo Group, Inc. Class A*	$66,460

Diversified Financial Services - 2.4%
2,262	Citigroup, Inc.	74,736
600	NASDAQ OMX Group, Inc.*	14,742
521	NYSE Euronext	13,416

		102,894

Electric Utilities - 0.4%
337	FirstEnergy Corp.	15,778

Electronic Equipment, Instruments & Components - 3.0%
1,113	Corning, Inc.	15,972
2,279	Jabil Circuit, Inc.	53,443
1,603	TE Connectivity Ltd.	58,445

		127,860

Energy Equipment & Services - 2.1%
2,167	Halliburton Co.	74,155
191	National Oilwell Varco, Inc.	14,470

		88,625

Food & Staples Retailing - 1.9%
650	Kroger Co.	15,126
3,307	Safeway, Inc.	67,231

		82,357

Health Care Equipment & Supplies - 0.3%
237	Zimmer Holdings, Inc.	14,914

Health Care Providers & Services - 3.2%
170	Humana, Inc.	13,716
174	McKesson Corp.	15,905
464	Patterson Cos., Inc.	15,818
782	UnitedHealth Group, Inc.	43,909
723	WellPoint, Inc.	49,034

		138,382

Hotels, Restaurants & Leisure - 0.4%
303	Darden Restaurants, Inc.	15,174

Household Durables - 1.0%
663	Whirlpool Corp.	42,445

Industrial Conglomerates - 0.4%
276	Tyco International Ltd.	15,492

Insurance - 13.7%
1,074	ACE Ltd.	81,592
2,081	Allstate Corp.	69,360
500	American International Group, Inc.*	17,015
2,781	Assurant, Inc.	112,185
624	Chubb Corp.	45,596
1,889	Genworth Financial, Inc. Class A*	11,353
4,472	Hartford Financial Services Group, Inc.	91,899
1,618	Prudential Financial, Inc.	97,954
2,813	XL Group PLC	60,508

		587,462

Internet & Catalog Retail - 0.5%
464	Expedia, Inc.	19,780

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	13

Direxion Large Cap Insider Sentiment Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

IT Services - 0.4%
238	Accenture PLC Class A	$15,458

Machinery - 2.7%
1,027	Deere & Co.	84,584
244	Dover Corp.	15,289
271	Illinois Tool Works, Inc.	15,550

		115,423

Media - 8.2%
1,080	Cablevision Systems Corp. Class A	16,006
2,193	CBS Corp. Class B	73,137
1,627	DIRECTV Class A*	80,162
6,102	Gannett Co., Inc.	84,330
1,459	Time Warner, Inc.	54,654
893	Viacom, Inc. Class B	41,426

		349,715

Multiline Retail - 0.4%
377	Macy’s, Inc.	15,465

Multi-Utilities - 0.7%
263	Consolidated Edison, Inc.	15,635
577	Xcel Energy, Inc.	15,614

		31,249

Office Electronics - 1.7%
9,408	Xerox Corp.	73,194

Oil, Gas & Consumable Fuels - 17.1%
923	Chevron Corp.	98,355
778	ConocoPhillips	55,728
4,746	Denbury Resources, Inc.*	90,364
180	Exxon Mobil Corp.	15,541
909	Hess Corp.	47,395
2,999	Marathon Oil Corp.	87,991
2,380	Marathon Petroleum Corp.	99,032
1,541	Murphy Oil Corp.	84,709
156	Noble Energy, Inc.	15,494
462	Occidental Petroleum Corp.	42,143
4,195	Tesoro Corp.*	97,534

		734,286

Pharmaceuticals - 0.4%
252	Abbott Laboratories	15,639

Semiconductors & Semiconductor Equipment - 4.3%
1,934	Advanced Micro Devices, Inc.*	14,234
404	Broadcom Corp. Class A	14,786
549	Intel Corp.	15,592
1,146	KLA-Tencor Corp.	59,764
9,975	LSI Corp.*	80,199

		184,575

Software - 0.7%
483	Microsoft Corp.	15,465
525	Oracle Corp.	15,430

		30,895

Specialty Retail - 3.7%
302	Abercrombie & Fitch Co. Class A	15,151
4,868	GameStop Corp. Class A*	110,796

Shares		Value

Specialty Retail (continued)
593	Gap, Inc.	$16,900
390	TJX Cos., Inc.	16,267

		159,114

	TOTAL COMMON STOCKS (Cost $4,196,240)	$4,270,883

	TOTAL INVESTMENTS (Cost $4,196,240) - 99.8%	$4,270,883
	Other Assets in Excess of Liabilities - 0.2%	10,268

	TOTAL NET ASSETS - 100.0%	$4,281,151

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

The accompanying notes are an integral part of these financial statements.

14	DIREXION SEMI-ANNUAL REPORT

Direxion S&P 1500® RC Volatility Response Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 90.9%
Investment Companies - 90.9%
60,726	iShares S&P 1500 Index Fund	$3,857,316

	TOTAL INVESTMENT COMPANIES (Cost $3,616,575)	$3,857,316

SHORT TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
75,000	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	75,000

	TOTAL SHORT TERM INVESTMENTS (Cost $75,000)	$75,000

	TOTAL INVESTMENTS (Cost $3,691,575) - 92.7% (b)	$3,932,316
	Other Assets in Excess of Liabilities - 7.3%	311,253

	TOTAL NET ASSETS - 100.0%	$4,243,569

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $75,000.

Direxion S&P 1500® RC Volatility Response Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	iShares S&P 1500 Index Fund	8,760	$563,539	0.540%	3/27/2013	$(7,392)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	15

Direxion S&P 500® RC Volatility Response Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 94.7%
Investment Companies - 94.7%
28,885	SPDR S&P 500 ETF Trust	$4,037,256

	TOTAL INVESTMENT COMPANIES (Cost $3,826,953)	$4,037,256

SHORT TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
72,000	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	72,000

	TOTAL SHORT TERM INVESTMENTS (Cost $72,000)	$72,000

	TOTAL INVESTMENTS (Cost $3,898,953) - 96.4% (b)	$4,109,256
	Other Assets in Excess of Liabilities - 3.6%	153,830

	TOTAL NET ASSETS - 100.0%	$4,263,086

Percentages are stated as a percent of net assets.

ETF — Exchange Traded Fund.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $72,000.

Direxion S&P 500® RC Volatility Response Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	SPDR S&P 500 ETF Trust	3,790	$530,620	(0.010%)	3/27/2013	$(887)

The accompanying notes are an integral part of these financial statements.

16	DIREXION SEMI-ANNUAL REPORT

Direxion S&P Latin America 40 RC Volatility Response Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 94.6%
Investment Companies - 94.6%
83,163	iShares S&P Latin America 40 Index Fund	$3,803,876

	TOTAL INVESTMENT COMPANIES (Cost $3,776,822)	$3,803,876

	TOTAL INVESTMENTS (Cost $3,776,822) - 94.6%	$3,803,876
	Other Assets in Excess of Liabilities - 5.4%	217,562

	TOTAL NET ASSETS - 100.0%	$4,021,438

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	17

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 100.0%
Air Freight & Logistics - 1.8%
608	C.H. Robinson Worldwide, Inc.	$36,322
870	Expeditors International of Washington, Inc.	34,800

		71,122

Beverages - 1.1%
670	Monster Beverage Corp.*	43,523

Biotechnology - 6.2%
448	Alexion Pharmaceuticals, Inc.*	40,463
592	Amgen, Inc.	42,097
332	Biogen Idec, Inc.*	44,491
528	Celgene Corp.*	38,502
854	Gilead Sciences, Inc.*	44,417
928	Vertex Pharmaceuticals, Inc.*	35,710

		245,680

Chemicals - 1.0%
544	Sigma-Aldrich Corp.	38,570

Commercial Services & Supplies - 1.0%
458	Stericycle, Inc.*	39,663

Communications Equipment - 4.0%
1,990	Cisco Systems, Inc.	40,098
302	F5 Networks, Inc.*	40,447
610	QUALCOMM, Inc.	38,942
2,772	Research In Motion Ltd.*	39,640

		159,127

Computers & Peripherals - 4.8%
68	Apple, Inc.*	39,728
2,304	Dell, Inc.*	37,717
918	NetApp, Inc.*	35,646
794	SanDisk Corp.*	29,386
1,492	Seagate Technology PLC	45,894

		188,371

Diversified Consumer Services - 0.8%
936	Apollo Group, Inc. Class A*	32,966

Electronic Equipment & Instruments - 0.9%
5,396	Flextronics International Ltd.*	35,937

Food & Staples Retailing - 2.0%
440	Costco Wholesale Corp.	38,795
468	Whole Foods Market, Inc.	38,877

		77,672

Food Products - 1.0%
776	Green Mountain Coffee Roasters, Inc.*	37,830

Health Care Equipment & Supplies - 2.2%
1,004	DENTSPLY International, Inc.	41,224
76	Intuitive Surgical, Inc.*	43,943

		85,167

Health Care Providers & Services - 2.1%
734	Express Scripts Holding Co.*	40,950
522	Henry Schein, Inc.*	40,058

		81,008

Shares		Value

Health Care Technology - 1.1%
518	Cerner Corp.*	$42,005

Hotels, Restaurants & Leisure - 3.0%
1,616	Ctrip.com International Ltd. ADR*	35,019
750	Starbucks Corp.	43,035
314	Wynn Resorts Ltd.	41,887

		119,941

Household Durables - 1.0%
850	Garmin Ltd.	40,060

Internet & Catalog Retail - 5.4%
216	Amazon.com, Inc.*	50,091
1,186	Expedia, Inc.	50,559
2,036	Liberty Interactive Corp. Class A*	38,358
362	Netflix, Inc.*	29,011
60	priceline.com, Inc.*	45,649

		213,668

Internet Software & Services - 6.1%
1,068	Akamai Technologies, Inc.*	34,817
292	Baidu, Inc. ADR*	38,748
1,058	eBay, Inc.*	43,431
64	Google, Inc. Class A*	38,735
1,036	VeriSign, Inc.*	42,590
2,626	Yahoo!, Inc.*	40,808

		239,129

IT Services - 4.8%
724	Automatic Data Processing, Inc.	40,269
518	Cognizant Technology Solutions Corp. Class A*	37,980
576	Fiserv, Inc.*	40,487
678	Infosys Ltd. ADR	32,103
1,252	Paychex, Inc.	38,787

		189,626

Leisure Equipment & Products - 1.0%
1,206	Mattel, Inc.	40,522

Life Sciences Tools & Services - 1.0%
852	Life Technologies Corp.*	39,499

Machinery - 0.9%
842	PACCAR, Inc.	36,172

Media - 5.1%
1,352	Comcast Corp. Class A	41,006
840	DIRECTV Class A*	41,387
1,992	News Corp. Class A	39,043
17,642	Sirius XM Radio, Inc.*	39,871
1,648	Virgin Media, Inc.	40,475

		201,782

Metals & Mining - 0.9%
392	Randgold Resources Ltd. ADR	34,947

Multiline Retail - 1.8%
428	Dollar Tree, Inc.*	43,510
482	Sears Holdings Corp.*	25,922

		69,432

The accompanying notes are an integral part of these financial statements.

18	DIREXION SEMI-ANNUAL REPORT

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

Pharmaceuticals - 4.4%
1,742	Mylan, Inc.*	$37,819
394	Perrigo Co.	41,331
926	Teva Pharmaceutical Industries Ltd. ADR	42,355
2,354	Warner Chilcott PLC Class A*	51,199

		172,704

Semiconductors & Semiconductor Equipment - 14.2%
1,010	Altera Corp.	35,926
3,110	Applied Materials, Inc.	37,289
1,052	Avago Technologies Ltd.	36,273
1,054	Broadcom Corp. Class A*	38,576
1,438	Intel Corp.	40,839
766	KLA-Tencor Corp.	39,947
922	Lam Research Corp.*	38,401
1,180	Linear Technology Corp.	38,598
2,592	Marvell Technology Group Ltd.*	38,906
1,394	Maxim Integrated Products, Inc.	41,234
1,092	Microchip Technology, Inc.	38,591
4,520	Micron Technology, Inc.*	29,787
2,730	NVIDIA Corp.*	35,490
872	Texas Instruments, Inc.	27,852
1,070	Xilinx, Inc.	38,927

		556,636

Software - 12.9%
3,152	Activision Blizzard, Inc.	40,566
1,178	Adobe Systems, Inc.*	39,534
974	Autodesk, Inc.*	38,346
1,032	BMC Software, Inc.*	42,580
1,464	CA, Inc.	38,679
646	Check Point Software Technologies Ltd.*	37,552
510	Citrix Systems, Inc.*	43,661
2,284	Electronic Arts, Inc.*	35,128
662	Intuit, Inc.	38,376
1,224	Microsoft Corp.	39,192
1,524	Nuance Communications, Inc.*	37,247
1,340	Oracle Corp.	39,383
2,194	Symantec Corp.*	36,245

		506,489

Specialty Retail - 4.4%
604	Bed Bath & Beyond, Inc.*	42,516
448	O’Reilly Automotive, Inc.*	47,246
714	Ross Stores, Inc.	43,975
2,428	Staples, Inc.	37,391

		171,128

Textiles, Apparel & Luxury Goods - 1.1%
318	Fossil, Inc.*	41,553

Trading Companies & Distributors - 0.9%
764	Fastenal Co.	35,770

Shares		Value

Wireless Telecommunication Services - 1.1%
1,510	Vodafone Group PLC ADR	$42,023

	TOTAL COMMON STOCKS (Cost $3,976,051)	$3,929,722

	TOTAL INVESTMENTS (Cost $3,976,051) - 100.0%	$3,929,722
	Other Assets in Excess of Liabilities - 0.0%†	84

	TOTAL NET ASSETS - 100.0%	$3,929,806

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipts.

(*)	Non-Income producing security.

(†)	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	19

Direxion Daily Total Market Bear 1X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 29.4%
Money Market Funds - 29.4%
380,000	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$380,000
580,034	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	580,034

	TOTAL SHORT TERM INVESTMENTS (Cost $960,034)	$960,034

	TOTAL INVESTMENTS (Cost $960,034) - 29.4% (b)	$960,034
	Other Assets in Excess of Liabilities - 70.6%	2,302,253

	TOTAL NET ASSETS - 100.0%	$3,262,287

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $960,034.

Direxion Daily Total Market Bear 1X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Service	Vanguard Total Stock Market ETF	25,249	$1,630,156	0.240%	07/17/2012	$(194,656)
Credit Suisse Capital, LLC	Vanguard Total Stock Market ETF	20,187	1,290,455	(0.210%)	09/19/2012	(170,963)

			$2,920,611			$(365,619)

ETF — Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

20	DIREXION SEMI-ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 20.3%
Money Market Funds - 20.3%
690,114	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$690,114

	TOTAL SHORT TERM INVESTMENTS (Cost $690,114)	$690,114

	TOTAL INVESTMENTS (Cost $690,114) - 20.3% (b)	$690,114
	Other Assets in Excess of Liabilities - 79.7%	2,711,318

	TOTAL NET ASSETS - 100.0%	$3,401,432

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $690,114.

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	32,184	$3,267,329	(0.360%)	9/24/2012	$(178,798)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	21

Direxion Daily 20+ Year Treasury Bear 1X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 30.4%
Money Market Funds - 30.4%
876,756	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$876,756

	TOTAL SHORT TERM INVESTMENTS (Cost $876,756)	$876,756

	TOTAL INVESTMENTS (Cost $876,756) - 30.4% (b)	$876,756
	Other Assets in Excess of Liabilities - 69.6%	2,006,323

	TOTAL NET ASSETS - 100.0%	$2,883,079

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $876,756.

Direxion Daily 20+ Year Treasury Bear 1X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	24,575	$2,858,687	(0.460%)	09/17/2015	$(46,133)

The accompanying notes are an integral part of these financial statements.

22	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Total Bond Market Bear 1X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 24.2%
Money Market Funds - 24.2%
1,520,098	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$1,520,098
2,910,011	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,910,011

	TOTAL SHORT TERM INVESTMENTS (Cost $4,430,109)	$4,430,109

	TOTAL INVESTMENTS (Cost $4,430,109) - 24.2% (b)	$4,430,109
	Other Assets in Excess of Liabilities - 75.8%	13,855,201

	TOTAL NET ASSETS - 100.0%	$18,285,310

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,430,109.

Direxion Daily Total Bond Market Bear 1X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	iShares Barclays Aggregate Bond Fund	94,882	$10,388,711	(0.110%)	9/13/2012	$(297,864)
Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	70,461	7,715,910	(0.110%)	9/24/2012	(186,588)

			$18,104,621			$(484,452)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	23

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Direxion All Cap Insider Sentiment Shares	Direxion Large Cap Insider Sentiment Shares	Direxion S&P 1500® RC Volatility Response Shares	Direxion S&P 500® RC Volatility Response Shares
Assets:
Investments, at market value (Note 2)	$6,622,026	$4,270,883	$3,932,316	$4,109,256
Cash	11,030	5,564	223,284	110,746
Receivable for investments sold	—	—	51,252	—
Due from investment adviser, net	5,030	5,818	11,739	12,197
Dividend and interest receivable	2,160	3,175	—	—
Due from brokers for swaps	—	—	—	11
Prepaid expense and other assets	18,717	18,715	51,342	50,933

Total Assets	6,658,963	4,304,155	4,269,933	4,283,143

Liabilities:
Unrealized depreciation on swaps	—	—	7,392	887
Accrued trustees’ fees	—	8	12	33
Accrued expenses and other liabilities	23,733	22,996	18,960	19,137

Total Liabilities	23,733	23,004	26,364	20,057

Net Assets	$6,635,230	$4,281,151	$4,243,569	$4,263,086

Net Assets Consist Of:
Capital Stock	$6,138,033	$4,000,040	$4,000,040	$3,949,427
Undistributed net investment income (loss)	(960)	(99)	9,659	9,555
Accumulated net realized gain	442,572	206,567	521	94,688
Net unrealized appreciation (depreciation) on:
Investment securities	55,585	74,643	240,741	210,303
Swaps	—	—	(7,392)	(887)

Net Assets	$6,635,230	$4,281,151	$4,243,569	$4,263,086

Calculation of Net Asset Value Per Share:
Net assets	$6,635,230	$4,281,151	$4,243,569	$4,263,086
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	150,001	100,001	100,001	100,001
Net assets value, redemption price and offering price per share	$44.23	$42.81	$42.44	$42.63

Cost of Investments	$6,566,441	$4,196,240	$3,691,575	$3,898,953

The accompanying notes are an integral part of these financial statements.

24	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Direxion S&P Latin America 40 RC Volatility Response Shares	Direxion NASDAQ-100® Equal Weighted Index Shares
Assets:
Investments, at market value (Note 2)	$3,803,876	$3,929,722
Cash	584,838	2,839
Due from investment adviser, net	11,775	5,380
Dividend and interest receivable	—	732
Prepaid expense and other assets	51,339	—

Total Assets	4,451,828	3,938,673

Liabilities:
Payable for investments purchased	411,421	—
Accrued trustees’ fees	12	1
Accrued expenses and other liabilities	18,957	8,866

Total Liabilities	430,390	8,867

Net Assets	$4,021,438	$3,929,806

Net Assets Consist Of:
Capital Stock	$4,000,040	$3,985,445
Undistributed net investment income (loss)	(5,656)	55
Accumulated net realized loss	—	(9,365)
Net unrealized appreciation (depreciation) on:	—	—
Investment securities	27,054	(46,329)

Net Assets	$4,021,438	$3,929,806

Calculation of Net Asset Value Per Share:
Net assets	$4,021,438	$3,929,806
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	100,001
Net assets value, redemption price and offering price per share	$40.21	$39.30

Cost of Investments	$3,776,822	$3,976,051

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	25

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Direxion Daily Total Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares
Assets:
Investments, at market value (Note 2)	$960,034	$690,114	$876,756	$4,430,109
Cash	2,658,084	2,906,980	2,068,683	14,361,665
Due from investment adviser, net	6,648	3,458	3,672	—
Dividend and interest receivable	2	—	—	11
Due from brokers for swaps	—	—	27	—
Prepaid expense and other assets	25,487	11,829	19,097	12,842

Total Assets	3,650,255	3,612,381	2,968,235	18,804,627

Liabilities:
Unrealized depreciation on swaps	365,619	178,798	46,133	484,452
Due to investment adviser, net	—	—	—	2,782
Due to brokers for swaps	—	873	42	—
Accrued trustees’ fees	—	—	—	57
Accrued expenses and other liabilities	22,349	31,278	38,981	32,026

Total Liabilities	387,968	210,949	85,156	519,317

Net Assets	$3,262,287	$3,401,432	$2,883,079	$18,285,310

Net Assets Consist Of:
Capital Stock	$3,997,930	$3,986,587	$3,987,105	$19,655,604
Accumulated undistributed net investment loss	(11,515)	(11,194)	(9,475)	(77,516)
Accumulated net realized loss	(358,509)	(395,163)	(1,048,418)	(808,326)
Net unrealized depreciation on:
Swaps	(365,619)	(178,798)	(46,133)	(484,452)

Net Assets	$3,262,287	$3,401,432	$2,883,079	$18,285,310

Calculation of Net Asset Value Per Share:
Net assets	$3,262,287	$3,401,432	$2,883,079	$18,285,310
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	100,001	100,001	500,001
Net assets value, redemption price and offering price per share	$32.62	$34.01	$28.83	$36.57

Cost of Investments	$960,034	$690,114	$876,756	$4,430,109

The accompanying notes are an integral part of these financial statements.

26	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

Period Ended April 30, 2012 (Unaudited)

	Direxion All Cap Insider Sentiment Shares[1]	Direxion Large Cap Insider Sentiment Shares[1]	Direxion S&P 1500® RC Volatility Response Shares[2]	Direxion S&P 500® RC Volatility Response Shares[2]
Investment income:
Dividend income	$26,539	$23,813	$15,336	$17,732

Expenses:
Investment advisory fees	10,477	7,525	5,678	8,178
Professional fees	6,803	6,787	6,695	7,351
Transfer agent fees	5,190	5,157	4,238	4,266
Licensing fees	3,725	2,675	4,700	5,109
Offering fees	3,510	3,510	2,888	2,888
Custody fees	3,413	3,345	2,740	2,797
Pricing fees	2,947	2,947	2,431	2,430
Exchange listing fees	2,114	2,114	1,739	1,739
Report to shareholders	2,001	2,001	2,260	2,156
Administration and accounting fees	1,734	1,367	1,061	1,380
Compliance fees	69	60	51	104
Trustees’ fees and expenses	61	53	45	91
Excise tax	53	127	—	—
Insurance fees	32	28	24	48
Interest expense	4	—	—	—
Other	1,506	1,506	1,288	1,288

Total expenses	43,639	39,202	35,838	39,825
Less: Reimbursement of expenses from Adviser	(28,449)	(28,206)	(28,899)	(29,831)
Less: Investment advisory fees waived	—	—	(1,262)	(1,817)

Net expenses	15,190	10,996	5,677	8,177

Net investment income	11,349	12,817	9,659	9,555

Net realized and unrealized gain on investments:
Net realized gain on:
Investment securities	442,572	206,567	521	—
In-kind redemptions	—	—	—	94,677
Swaps	—	—	—	11

Net realized gain on investment securities, in-kind redemptions, and swaps	442,572	206,567	521	94,688

Change in unrealized appreciation (depreciation) on:
Investment securities	55,585	74,643	240,741	210,303
Swaps	—	—	(7,392)	(887)

Change in unrealized appreciation on investment securities and swaps	55,585	74,643	233,349	209,416

Net realized and unrealized gain on investment securities, in-kind redemptions, and swaps	498,157	281,210	233,870	304,104

Net increase in net assets resulting from operations	$509,506	$294,027	$243,529	$313,659

[1]	Represents the period of December 8, 2011 (commencement of investment operations) to April 30, 2012.
[2]	Represents the period of January 11, 2012 (commencement of investment operations) to April 30, 2012.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	27

Statements of Operations

Period Ended April 30, 2012 (Unaudited)

	Direxion S&P Latin America 40 RC Volatility Response Shares[1]	Direxion NASDAQ-100® Equal Weighted Index Shares[2]
Investment income:
Dividend income	$—	$1,598

Expenses:
Professional fees	6,831	2,858
Investment advisory fees	5,657	1,322
Licensing fees	4,704	265
Transfer agent fees	4,238	1,366
Offering fees	2,888	930
Pricing fees	2,430	896
Custody fees	2,740	886
Report to shareholders	2,116	96
Exchange listing fees	1,739	560
Administration and accounting fees	1,058	361
Compliance fees	52	14
Trustees’ fees and expenses	46	13
Insurance fees	24	7
Other	1,288	638

Total expenses	35,811	10,212
Less: Reimbursement of expenses from Adviser	(28,898)	(8,449)
Less: Investment advisory fees waived	(1,257)	(220)

Net expenses	5,656	1,543

Net investment income (loss)	(5,656)	55

Net realized and unrealized gain (loss) on investments:
Net realized loss on investment securities	—	(9,365)

Change in unrealized appreciation (depreciation) on investment securities	27,054	(46,329)

Net realized and unrealized gain (loss) on investment securities	27,054	(55,694)

Net increase (decrease) in net assets resulting from operations	$21,398	$(55,639)

[1]	Represents the period of January 11, 2012 (commencement of investment operations) to April 30, 2012.
[2]	Represents the period of March 21, 2012 (commencement of investment operations) to April 30, 2012.

The accompanying notes are an integral part of these financial statements.

28	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

Period Ended April 30, 2012 (Unaudited)

	Direxion Daily Total Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares
Investment income:
Interest Income	$7	$—	$—	$22

Total Investment Income	7	—	—	22

Expenses:
Licensing fees	24,387	10,223	10,226	13,498
Investment advisory fees	7,975	7,750	6,559	53,680
Professional fees	7,684	7,673	7,655	8,776
Transfer agent fees	5,940	5,937	5,924	6,448
Offering fees	4,046	7,135	7,142	3,827
Pricing fees	3,514	3,514	3,514	3,514
Exchange listing fees	2,438	2,437	2,438	2,438
Administration and accounting fees	1,042	988	1,164	6,812
Custody fees	963	1,161	1,063	2,278
Report to shareholders	122	84	67	410
Compliance fees	65	60	50	565
Trustees’ fees and expenses	58	53	45	498
Insurance fees	32	28	26	283
Interest expense	3	—	—	—
Other	1,267	1,264	1,263	1,378

Total expenses	59,536	48,307	47,136	104,405
Less: Reimbursement of expenses from Adviser	(48,014)	(37,113)	(37,661)	(26,867)

Net expenses	11,522	11,194	9,475	77,538

Net investment loss	(11,515)	(11,194)	(9,475)	(77,516)

Net realized and unrealized gain (loss) on investments:
Net realized loss on:
Swaps	(253,995)	(196,796)	(255,881)	(546,930)

Net realized loss on investment securities, in-kind redemptions, and swaps	(253,995)	(196,796)	(255,881)	(546,930)

Change in unrealized appreciation (depreciation) on:
Swaps	(220,762)	73,599	124,883	101,178

Change in unrealized appreciation (depreciation) on investment securities and swaps	(220,762)	73,599	124,883	101,178

Net realized and unrealized loss on investment securities, in-kind redemptions, and swaps	(474,757)	(123,197)	(130,998)	(445,752)

Net decrease in net assets resulting from operations	$(486,272)	$(134,391)	$(140,473)	$(523,268)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	29

Statements of Changes in Net Assets

	Direxion All Cap Insider Sentiment Shares	Direxion Large Cap Insider Sentiment Shares	Direxion S&P 1500® RC Volatility Response Shares	Direxion S&P 500® RC Volatility Response Shares
	For the Period December 8, 2011[1] Through April 30, 2012 (Unaudited)	For the Period December 8, 2011[1] Through April 30, 2012 (Unaudited)	For the Period January 11, 2012[1] Through April 30, 2012 (Unaudited)	For the Period January 11, 2012[1] Through April 30, 2012 (Unaudited)
Operations:
Net investment income	$11,349	$12,817	$9,659	$9,555
Net realized gain on investment securities, in-kind redemptions and swaps	442,572	206,567	521	94,688
Net unrealized appreciation on investment securities and swaps	55,585	74,643	233,349	209,416

Net increase in net assets resulting from operations	509,506	294,027	243,529	313,659

Distribution to shareholders:
Net investment income	(12,309)	(12,916)	—	—

Total distributions	(12,309)	(12,916)	—	—

Capital share transactions:
Proceeds from shares sold	6,138,033	4,000,040	4,000,040	44,409,890
Cost of shares redeemed	—	—	—	(40,460,463)

Net increase in net assets resulting from capital transactions	6,138,033	4,000,040	4,000,040	3,949,427

Total increase in net assets	6,635,230	4,281,151	4,243,569	4,263,086
Net assets:
Beginning of period	—	—	—	—

End of period	$6,635,230	$4,281,151	$4,243,569	$4,263,086

Undistributed net investment income (loss) at end of period	$(960)	$(99)	$9,659	$9,555

Changes in shares outstanding
Shares outstanding, beginning of period	—	—	—	—
Shares sold	150,001	100,001	100,001	1,100,001
Shares repurchased	—	—	—	(1,000,000)

Shares outstanding, end of period	150,001	100,001	100,001	100,001

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

30	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion S&P Latin America 40 RC Volatility Response Shares	Direxion NASDAQ-100® Equal Weighted Index Shares
	For the Period January 11, 2012[1] Through April 30, 2012 (Unaudited)	For the Period March 21, 2012[1] Through April 30, 2012 (Unaudited)
Operations:
Net investment income (loss)	$(5,656)	$55
Net realized loss on investment securities	—	(9,365)
Net unrealized appreciation (depreciation) on investment securities	27,054	(46,329)

Net increase (decrease) in net assets resulting from operations	21,398	(55,639)

Capital share transactions:
Proceeds from shares sold	4,000,040	3,985,445
Cost of shares redeemed	—	—

Net increase in net assets resulting from capital transactions	4,000,040	3,985,445

Total increase in net assets	4,021,438	3,929,806
Net assets:
Beginning of period	—	—

End of period	$4,021,438	$3,929,806

Undistributed net investment income (loss) at end of period	$(5,656)	$55

Changes in shares outstanding
Shares outstanding, beginning of period	—	—
Shares sold	100,001	100,001
Shares repurchased	—	—

Shares outstanding, end of period	100,001	100,001

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	31

Statements of Changes in Net Assets

	Direxion Daily Total Market Bear 1X Shares		Direxion Daily 7-10 Year Treasury Bear 1X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Period June 15, 2011[1] Through October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	For the Period March 23, 2011[1] Through October 31, 2011
Operations:
Net investment loss	$(11,515)	$(10,089)	$(11,194)	$(14,034)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(253,995)	103,108	(196,796)	(198,367)
Net unrealized appreciation (depreciation) on investment securities and swaps	(220,762)	(144,857)	73,599	(252,397)

Net decrease in net assets resulting from operations	(486,272)	(51,838)	(134,391)	(464,798)

Distribution to shareholders:
Net realized gain	(199,643)	—	—	—

Total distributions	(199,643)	—	—	—

Capital share transactions:
Proceeds from shares sold	—	4,000,040	—	5,935,632
Cost of shares redeemed	—	—	—	(1,935,592)
Transaction fees	—	—	—	581

Net increase in net assets resulting from capital transactions	—	4,000,040	—	4,000,621

Total increase (decrease) in net assets	(685,915)	3,948,202	(134,391)	3,535,823
Net assets:
Beginning of period	3,948,202	—	3,535,823	—

End of period	$3,262,287	$3,948,202	$3,401,432	$3,535,823

Accumulated undistributed net investment loss at end of period	$(11,515)	$—	$(11,194)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	100,001	—	100,001	—
Shares sold	—	100,001	—	150,001
Shares repurchased	—	—	—	(50,000)

Shares outstanding, end of period	100,001	100,001	100,001	100,001

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

32	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 20+ Year Treasury Bear 1X Shares		Direxion Daily Total Bond Market Bear 1X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Period March 23, 2011[1] Through October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	For the Period March 23, 2011[1] Through October 31, 2011
Operations:
Net investment loss	$(9,475)	$(13,508)	$(77,516)	$(72,699)
Net realized loss on investment securities, in-kind redemptions and swaps	(255,881)	(792,537)	(546,930)	(261,396)
Net unrealized appreciation (depreciation) on investment securities and swaps	124,883	(171,016)	101,178	(585,630)

Net decrease in net assets resulting from operations	(140,473)	(977,061)	(523,268)	(919,725)

Capital share transactions:
Proceeds from shares sold	—	5,910,496	—	51,611,980
Cost of shares redeemed	—	(1,910,456)	(24,298,954)	(7,594,291)
Transaction fees	—	573	7,290	2,278

Net increase (decrease) in net assets resulting from capital transactions	—	4,000,613	(24,291,664)	44,019,967

Total increase (decrease) in net assets	(140,473)	3,023,552	(24,814,932)	43,100,242
Net assets:
Beginning of period	3,023,552	—	43,100,242	—

End of period	$2,883,079	$3,023,552	$18,285,310	$43,100,242

Accumulated undistributed net investment loss at end of period	$(9,475)	$—	$(77,516)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	100,001	—	1,150,001	—
Shares sold	—	150,001	—	1,350,001
Shares repurchased	—	(50,000)	(650,000)	(200,000)

Shares outstanding, end of period	100,001	100,001	500,001	1,150,001

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	33

Financial Highlights

April 30, 2012

												RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s omitted)	Net Expenses[3,9]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Net Expenses[4,9]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Portfolio Turnover Rate[6]
Direxion All Cap Insider Sentiment Shares
For the Period December 8, 2011[1] Through April 30, 2012 (Unaudited)	$40.00	0.08	0.08	4.23	4.31	(0.08)	—	(0.08)	$44.23	10.77%	$6,635	0.65%[8]	1.87%[8]	0.49%[8]	0.65%[8]	1.87%[8]	0.49%[8]	277%
Direxion Large Cap Insider Sentiment Shares
For the Period December 8, 2011[1] Through April 30, 2012 (Unaudited)	$40.00	0.13	0.13	2.81	2.94	(0.13)	—	(0.13)	$42.81	7.34%	$4,281	0.66%[8]	2.34%[8]	0.77%[8]	0.65%[8]	2.33%[8]	0.76%[8]	244%
Direxion S&P 1500® RC Volatility Response Shares
For the Period January 11, 2012[1] Through April 30, 2012 (Unaudited)	$40.00	0.10	0.10	2.34	2.44	—	—	—	$42.44	6.10%	$4,244	0.45%[8]	2.84%[8]	0.77%[8]	0.45%[8]	2.84%[8]	0.77%[8]	2%
Direxion S&P 500® RC Volatility Response Shares
For the Period January 11, 2012[1] Through April 30, 2012 (Unaudited)	$40.00	0.07	0.07	2.56	2.63	—	—	—	$42.63	6.58%	$4,263	0.45%[8]	2.19%[8]	0.53%[8]	0.45%[8]	2.19%[8]	0.53%[8]	0%
Direxion S&P Latin America 40 RC Volatility Response Shares
For the Period January 11, 2012[1] Through April 30, 2012 (Unaudited)	$40.00	(0.06)	(0.06)	0.27	0.21	—	—	—	$40.21	0.53%	$4,021	0.45%[8]	2.85%[8]	(0.45)%[8]	0.45%[8]	2.85%[8]	(0.45)%[8]	0%
Direxion NASDAQ-100® Equal Weighted Index Shares
For the Period March 21, 2012[1] Through April 30, 2012 (Unaudited)	$40.00	0.00 [7]	0.00 [7]	(0.70)	(0.70)	—	—	—	$39.30	(1.75)%	$3,930	0.35%[8]	2.32%[8]	0.01%[8]	0.35%[8]	2.32%[8]	0.01%[8]	1%
Direxion Daily Total Market Bear 1X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$39.48	(0.12)	(0.12)	(4.74)	(4.86)	—	(2.00)	(2.00)	$32.62	(13.03)%	$3,262	0.65%[8]	3.36%[8]	(0.65)%[8]	0.65%[8]	3.36%[8]	(0.65)%[8]	0%
For the Period June 15, 2011[1] Through October 31, 2011	$40.00	(0.10)	(0.10)	(0.42)	(0.52)	—	—	—	$39.48	(1.30)%	$3,948	0.65%[8]	3.70%[8]	(0.64)%[8]	0.65%[8]	3.70%[8]	(0.64)%[8]	0%
Direxion Daily 7-10 Year Treasury Bear 1X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$35.36	(0.11)	(0.11)	(1.24)	(1.35)	—	—	—	$34.01	(3.82)%	$3,401	0.65%[8]	2.80%[8]	(0.65)%[8]	0.65%[8]	2.80%[8]	(0.65)%[8]	0%
For the Period March 23, 2011[1] Through October 31, 2011	$40.00	(0.14)	(0.14)	(4.50)	(4.64)	—	—	—	$35.36	(11.60)%	$3,536	0.65%[8]	3.17%[8]	(0.61)%[8]	0.65%[8]	3.17%[8]	(0.61)%[8]	0%
Direxion Daily 20+ Year Treasury Bear 1X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$30.24	(0.10)	(0.10)	(1.31)	(1.41)	—	—	—	$28.83	(4.66)%	$2,883	0.65%[8]	3.23%[8]	(0.65)%[8]	0.65%[8]	3.23%[8]	(0.65)%[8]	0%
For the Period March 23, 2011[1] Through October 31, 2011	$40.00	(0.14)	(0.14)	(9.62)	(9.76)	—	—	—	$30.24	(24.40)%	$3,024	0.65%[8]	3.29%[8]	(0.61)%[8]	0.65%[8]	3.29%[8]	(0.61)%[8]	0%
Direxion Daily Total Bond Market Bear 1X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$37.48	(0.12)	(0.12)	(0.79)	(0.91)	—	—	—	$36.57	(2.43)%	$18,285	0.65%[8]	0.88%[8]	(0.65)%[8]	0.65%[8]	0.88%[8]	(0.65)%[8]	0%
For the Period March 23, 2011[1] Through October 31, 2011	$40.00	(0.15)	(0.15)	(2.37)	(2.52)	—	—	—	$37.48	(6.30)%	$43,100	0.65%[8]	1.09%[8]	(0.64)%[8]	0.65%[8]	1.09%[8]	(0.64)%[8]	0%

[1]	Commencement of investment operations.
[2]	Based on average shares outstanding.
[3]	Includes interest expense and extraordinary expenses which comprise of excise tax.
[4]	Excludes interest expense and extraordinary expenses which comprise of excise tax.
[5]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap portfolio.
[7]	Between $(0.005) and $0.00.
[8]	Annualized.
[9]	Net expenses include effects of any reimbursement or recoupment.

The accompanying notes are an integral part of these financial statements.

34	DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Notes To The Financial Statements

April 30, 2012 (Unaudited)

1.	ORGANIZATION

The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 56 series, of which 10 Funds (each, a “Fund” and together the “Funds”) are included in this report:

Benchmark Funds
Direxion All Cap Insider Sentiment Shares
Direxion Large Cap Insider Sentiment Shares
Direxion S&P 1500® RC Volatility Response Shares
Direxion S&P 500® RC Volatility Response Shares
Direxion S&P Latin America 40 RC Volatility Response Shares
Direxion NASDAQ-100® Equal Weighted Index Shares
Bear Funds
Direxion Daily Total Market Bear 1X Shares
Direxion Daily 7-10 Year Treasury Bear 1X Shares
Direxion Daily 20+ Year Treasury Bear 1X Shares
Direxion Daily Total Bond Market Bear 1X Shares

The Benchmark Funds seek to match, after expenses, the return of a benchmark through time. For these Funds, the benchmark performance for the period is the standard against which they should be evaluated. The Benchmark Funds attempt to provide investment results that correlate positively to the return of an index or benchmark. These Funds seek 100% of the returns of their benchmark indices. Each Bear Funds investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index or benchmark. The Bear Funds attempt to provide investment results that correlate negatively to the return of an index or benchmark. These Bear Funds seek -100% of the returns of their benchmark indices.

Funds	Index or Benchmark	Daily Target
Direxion All Cap Insider Sentiment Shares	Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index	100%
Direxion Large Cap Insider Sentiment Shares	Sabrient Large-Cap Insider/Analyst Quant-Weighted Index	100%
Direxion S&P 1500® RC Volatility Response Shares	S&P Composite 1500 Dynamic Rebalancing Risk Control Index	100%
Direxion S&P 500® RC Volatility Response Shares	S&P 500 Dynamic Rebalancing Risk Control Index	100%
Direxion S&P Latin America 40 RC Volatility Response Shares	S&P Latin America 40 Dynamic Rebalancing Risk Control Index	100%
Direxion NASDAQ-100® Equal Weighted Index Shares	NASDAQ-100® Equal Weighted Index	100%
Direxion Daily Total Market Bear 1X Shares	MSCI U.S. Broad Market Index	-100%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	NYSE 7-10 Year Treasury Bond Index	-100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	NYSE 20 Year Plus Treasury Bond Index	-100%
Direxion Daily Total Bond Market Bear 1X Shares	Barclays Capital U.S. Aggregate Bond Index	-100%

DIREXION SEMI-ANNUAL REPORT	35

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a)  Investment Valuation  – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Funds do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early each of the Funds calculate its NAV as of the time of the recommended close, usually 2:00pm Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over the Counter (“OTC”) securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees (the “Board”).

b)  Swap Contracts  – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivatives contracts. A Fund does not offset fair value amounts for derivatives contracts and related cash collateral in the consolidated statement of assets and liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. However, in certain instances, market factors such as interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying

36	DIREXION SEMI-ANNUAL REPORT

securities reduce the return of the swap. However, in certain instances, market factors such as interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by a Fund. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov.

The swap contracts are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Fund has agreements with certain counterparties with which it trades swap instruments that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2012 is as follows:

	Direxion S&P 1500® RC Volatility Response Shares			Direxion S&P 500® RC Volatility Response Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$(7,392)	$75,000	$(67,608)	$(887)	$72,000	$(71,113)

Total	$(7,392)	$75,000	$(67,608)	$(887)	$72,000	$(71,113)

	Direxion Daily Total Market Bear 1X Shares			Direxion Daily 7-10 Year Treasury Bear 1X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$(170,963)	$380,000	$(209,037)	$(178,798)	$690,114	$(511,316)
Morgan Stanley Capital Services	(194,656)	580,034	(385,378)	—	—	—

Total	$(365,619)	$960,034	$(594,415)	$(178,798)	$690,114	$(511,316)

	Direxion Daily 20+ Year Treasury Bear 1X Shares			Direxion Daily Total Bond Market Bear 1X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$—	$—	$—	$(186,588)	$1,520,098	$(1,333,510)
Deutsche Bank AG London	(46,133)	876,756	(830,623)	—	—	—
Morgan Stanley Capital Services	—	—	—	(297,864)	2,910,011	(2,612,147)

Total	$(46,133)	$876,756	$(830,623)	$(484,452)	$4,430,109	$(3,945,657)

At April 30, 2012, if such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.

c)  Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations

DIREXION SEMI-ANNUAL REPORT	37

in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

d)  Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

e)  Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes. No provision for federal income taxes has been made.

f)  Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

g)  Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the period ended April 30, 2012 and period ended October 31, 2011 were as follows:

	Six-Months Ended April 2012			Period Ended October 31, 2011
Funds	Distributions Paid From Ordinary Income	Distributions Paid From Long Term Capital Gains	Distributions Paid From Return of Capital	Distributions Paid From Ordinary Income	Distributions Paid From Long Term Capital Gain	Distributions Paid From Return of Capital
Direxion All Cap Insider Sentiment Shares	$12,309	$—	$—	$—	$—	$—
Direxion Large Cap Insider Sentiment Shares	12,916	—	—	—	—	—
Direxion S&P 1500® RC Volatility Response Shares	—	—	—	—	—	—
Direxion S&P 500® RC Volatility Response Shares	—	—	—	—	—	—
Direxion S&P Latin America 40 RC Volatility Response Shares	—	—	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	—	—	—	—	—
Direxion Daily Total Market Bear 1X Shares	199,643	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	—	—	—

38	DIREXION SEMI-ANNUAL REPORT

At October 31, 2011, the components of accumulated earnings/loss on a tax-basis were as follows:

Funds	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Direxion All Cap Insider Sentiment Shares	$—	$—	$—	$—
Direxion Large Cap Insider Sentiment Shares	—	—	—	—
Direxion S&P 1500® RC Volatility Response Shares	—	—	—	—
Direxion S&P 500® RC Volatility Response Shares	—	—	—	—
Direxion S&P Latin America 40 RC Volatility Response Shares	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	—	—	—
Direxion Daily Total Market Bear 1X Shares	199,643	—	(249,371)	(49,728)
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	(67,332)	(383,432)	(450,764)
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	(282,257)	(681,296)	(963,553)
Direxion Daily Total Bond Market Bear 1X Shares	—	(72,234)	(774,792)	(847,026)

At April 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows*:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion All Cap Insider Sentiment Shares	$6,566,441	$201,931	$(146,346)	$55,585
Direxion Large Cap Insider Sentiment Shares	4,196,240	167,102	(92,459)	74,643
Direxion S&P 1500® RC Volatility Response Shares	3,691,575	240,741	—	240,741
Direxion S&P 500® RC Volatility Response Shares	3,898,953	210,303	—	210,303
Direxion S&P Latin America 40 RC Volatility Response Shares	3,776,822	27,054	—	27,054
Direxion NASDAQ-100® Equal Weighted Index Shares	3,976,051	116,391	(162,720)	(46,329)
Direxion Daily Total Market Bear 1X Shares	1,064,548	—	(104,514)	(104,514)
Direxion Daily 7-10 Year Treasury Bear 1X Shares	821,149	—	(131,035)	(131,035)
Direxion Daily 20+ Year Treasury Bear 1X Shares	1,387,036	—	(510,280)	(510,280)
Direxion Daily Total Bond Market Bear 1X Shares	4,619,271	—	(189,162)	(189,162)

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactments. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

DIREXION SEMI-ANNUAL REPORT	39

At October 31, 2011, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains as per the guidelines set forth in the Act:

Funds	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Direxion Daily Total Market Bear 1X Shares	$—	$—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	67,332	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	282,257	—
Direxion Daily Total Bond Market Bear 1X Shares	72,234	—

The Funds have adopted authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2012, open Federal and state income tax years include the tax year ended October 31, 2011. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

h)  Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

i)  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets.

Transaction Fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction. Transaction fees received by each Fund is displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets.

40	DIREXION SEMI-ANNUAL REPORT

4.	INVESTMENT TRANSACTIONS

The table below displays each Fund’s investment transactions during the period ended April 30, 2012. The Purchase column represents the aggregate purchases of investments excluding cost of in-kind purchases, short-term investments purchases, and swaps contracts. The Sales column represents the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments and swap contracts. Purchases In-Kind are the aggregate of all in-kind purchases and Sales In-Kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion All Cap Insider Sentiment Shares	$18,152,224	$14,166,363	$2,138,008	$—
Direxion Large Cap Insider Sentiment Shares	12,574,449	8,584,776	—	—
Direxion S&P 1500® RC Volatility Response Shares	3,667,306	51,252	—	—
Direxion S&P 500® RC Volatility Response Shares	31,248,039	—	—	27,515,763
Direxion S&P Latin America 40 RC Volatility Response Shares	3,776,822	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	28,744	28,733	3,985,405	—
Direxion Daily Total Market Bear 1X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	—

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.45% (0.30% for the Direxion NASDAQ-100® Equal Weighted Index Shares) at an annual rate based on its average daily net assets.

The Advisor has agreed to waive 0.10% of its fees based on daily net assets at least until April 1, 2013 for the Direxion S&P 1500® RC Volatility Response Shares, Direxion S&P 500® RC Volatility Response Shares and Direxion S&P Latin America 40 RC Volatility Response Shares.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed 0.35% for the Direxion NASDAQ-100® Equal Weighted Index Shares, 0.45% for the Direxion S&P 1500® RC Volatility Response Shares, Direxion S&P 500® RC Volatility Response Shares and Direxion S&P Latin America 40 RC Volatility Response Shares and 0.65% for the Direxion All Cap Insider Sentiment Shares, Direxion Large Cap Insider Sentiment Shares, Direxion Daily Total Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares and Direxion Daily Total Bond Market Bear 1X Shares of daily net assets at least until April 1, 2013. Any expense waiver is subject to reimbursement by the Funds, as applicable, within the following three years if overall expenses fall below these percentages.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupment by the Adviser.

Funds	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring				Total Potential Recoupment Amounts
			October 31, 2012	October 31, 2013	October 31, 2014	April 30, 2015
Direxion All Cap Insider Sentiment Shares	$—	$28,449	$—	$—	$—	$28,449	$28,449
Direxion Large Cap Insider Sentiment Shares	—	28,206	—	—	—	28,206	28,206

DIREXION SEMI-ANNUAL REPORT	41

Funds	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring				Total Potential Recoupment Amounts
			October 31, 2012	October 31, 2013	October 31, 2014	April 30, 2015
Direxion S&P 1500® RC Volatility Response Shares	$—	$28,899	$—	$—	$—	$28,899	$28,899
Direxion S&P 500® RC Volatility Response Shares	—	29,831	—	—	—	29,831	29,831
Direxion S&P Latin America 40 RC Volatility Response Shares	—	28,898	—	—	—	28,898	28,898
Direxion NASDAQ-100® Equal Weighted Index Shares	—	8,449	—	—	—	8,449	8,449
Direxion Daily Total Market Bear 1X Shares	—	48,014	—	—	47,971	48,014	95,985
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	37,113	—	—	57,940	37,113	95,053
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	37,661	—	—	58,056	37,661	95,717
Direxion Daily Total Bond Market Bear 1X Shares	—	26,867	—	—	50,165	26,867	77,032

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees are currently being charged by any Fund, and there are currently no plans to impose these fees.

6.	FAIR VALUE MEASUREMENTS

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities

42	DIREXION SEMI-ANNUAL REPORT

are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments at April 30, 2012:

	Direxion All Cap Insider Sentiment Shares				Direxion Large Cap Insider Sentiment Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$6,622,026	$—	$—	$6,622,026	$4,270,883	$—	$—	$4,270,883

	Direxion S&P 1500® RC Volatility Response Shares				Direxion S&P 500® RC Volatility Response Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity†	$3,857,316	$—	$—	$3,857,316	$4,037,256	$—	$—	$4,037,256
Short-Term Investments	75,000	—	—	75,000	72,000	—	—	72,000
Other Financial Instruments*	—	(7,392)	—	(7,392)	—	(887)	—	(887)

	Direxion S&P Latin 40 RC Volatility Shares				Direxion NASDAQ-100® Equal Weighted Index Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity†	$3,803,876	$—	$—	$3,803,876	$—	$—	$—	$—
Common Stocks†	—	—	—	—	3,929,722	—	—	3,929,722

	Direxion Daily Total Market Bear 1X Shares				Direxion Daily 7-10 Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$960,034	$—	$—	$960,034	$690,114	$—	$—	$690,114
Other Financial Instruments*	—	(365,619)	—	(365,619)	—	(178,798)	—	(178,798)

	Direxion Daily 20+ Year Treasury Bear 1X Shares				Direxion Daily Total Bond Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$876,756	$—	$—	$876,756	$4,430,109	$—	$—	$4,430,109
Other Financial Instruments*	—	(46,133)	—	(46,133)	—	(484,452)	—	(484,452)

†	Please refer to the schedule of investments to view securities listed by industry.
*	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

There were no transfers between Level 1 and Level 2 for the Funds during the period ended April 30, 2012. There were no Level 3 securities held by the Funds at April 30, 2012. It is the Funds’ policy to recognize transfers into Level 3 at the value as of the beginning of the period.

7.	VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

DIREXION SEMI-ANNUAL REPORT	43

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2012, the Funds were invested in equity swap contracts and the fair value of these derivative instruments were as follows:

	Liability Derivatives[1]
Fund	Equity Risk	Interest Risk	Total
Direxion All Cap Insider Sentiment Shares	$—	$—	$—
Direxion Large Cap Insider Sentiment Shares	—	—	—
Direxion S&P 1500® RC Volatility Response Shares	7,392	—	7,392
Direxion S&P 500® RC Volatility Response Shares	887	—	887
Direxion S&P Latin America 40 RC Volatility Response Shares	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	—	—
Direxion Daily Total Market Bear 1X Shares	365,619	—	365,619
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	178,798	178,798
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	46,133	46,133
Direxion Daily Total Bond Market Bear 1X Shares	—	484,452	484,452

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on swaps.

Transactions in derivative instruments during the period ended April 30, 2012, were as follows:

		Realized Gain (Loss)[1]		Unrealized Appreciation (Depreciation)[2]
Funds		Equity Risk	Interest Risk	Equity Risk	Interest Risk

Direxion All Cap Insider Sentiment Shares	Swap Contracts	$—	$—	$—	$—

Direxion Large Cap Insider Sentiment Shares	Swap Contracts	—	—	—	—

Direxion S&P 1500® RC Volatility Response Shares	Swap Contracts	—	—	(7,392)	—

Direxion S&P 500® RC Volatility Response Shares	Swap Contracts	11	—	(887)	—

Direxion S&P Latin America 40 RC Volatility Response Shares	Swap Contracts	—	—	—	—

Direxion NASDAQ-100® Equal Weighted Index Shares	Swap Contracts	—	—	—	—

Direxion Daily Total Market Bear 1X Shares	Swap Contracts	(253,995)	—	(220,762)	—

Direxion Daily 7-10 Year Treasury Bear 1X Shares	Swap Contracts	—	(196,796)	—	73,599

Direxion Daily 20+ Year Treasury Bear 1X Shares	Swap Contracts	—	(255,881)	—	124,883

Direxion Daily Total Bond Market Bear 1X Shares	Swap Contracts	—	(546,930)	—	101,178

[1]	Statement of Operations location: Net realized gain (loss) on swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on swaps.

44	DIREXION SEMI-ANNUAL REPORT

For the period ended April 30, 2012, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
Fund	Equity Swap Contracts	Short Equity Swap Contracts
Direxion All Cap Insider Sentiment Shares	$—	$—
Direxion Large Cap Insider Sentiment Shares	—	—
Direxion S&P 1500® RC Volatility Response Shares	281,770	—
Direxion S&P 500® RC Volatility Response Shares	265,310	—
Direxion S&P Latin America 40 RC Volatility Response Shares	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	—
Direxion Daily Total Market Bear 1X Shares	—	3,302,043
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	3,256,955
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	2,825,001
Direxion Daily Total Bond Market Bear 1X Shares	—	26,312,589

8.	RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion of all of the principal risks that apply to investments in the Funds.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Correlation Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund

DIREXION SEMI-ANNUAL REPORT	45

expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

9.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

10.	SUBSEQUENT EVENTS

On June 15, 2012, the principal investment strategies and related risks for the Direxion S&P 1500® RC Volatility Response Shares, Direxion S&P 600® RC Volatility Response Shares, Direxion S&P 500® RC Volatility Response Shares, Direxion S&P Latin America 40 RC Volatility Response Shares, and the Direxion NASDAQ Volatility Index Response Shares (the “Funds”) were changed.

Based on this change the Funds changed their respective names to the following:

Old Name	New Name
Direxion S&P 1500® RC Volatility Response Shares	Direxion S&P 1500® DRRC Index Volatility Response Shares
Direxion S&P 600® RC Volatility Response Shares	Direxion S&P 600® DRRC Index Volatility Response Shares
Direxion S&P 500® RC Volatility Response Shares	Direxion S&P 500® DRRC Index Volatility Response Shares
Direxion S&P Latin America 40 RC Volatility Response Shares	Direxion S&P Latin America 40 DRRC Index Volatility Response Shares
Direxion NASDAQ Volatility Index Response Shares	Direxion DWS NASDAQ Volatility Index Response Shares

Only the Direxion S&P 1500® RC Volatility Response Shares, Direxion S&P 500® RC Volatility Response Shares and Direxion S&P Latin America 40 RC Volatility Response Shares are operational at this time. Additional information about this change can be viewed at www.direxionshares.com.

46	DIREXION SEMI-ANNUAL REPORT

On June 19, 2012, the Funds declared income dividends with an ex-date of June 20, 2012 and payable date of June 27, 2012. The income dividend distribution per share for each Fund was as follows:

Funds	Per Share Income Dividend

Direxion All Cap Insider Sentiment Shares	$0.18683
Direxion Large Cap Insider Sentiment Shares	0.14969
Direxion S&P 1500® DRRC Index Volatility Response Shares (formerly, Direxion S&P 1500® RC Volatility Response Shares)	0.11621
Direxion S&P 500® DRRC Index Volatility Response Shares (formerly, Direxion S&P 500® RC Volatility Response Shares)	0.11507
Direxion NASDAQ-100® Equal Weighted Index Shares	0.08312

The Funds have evaluated subsequent events through the issuance of their financial statements and have determined, other than the disclosures stated; there are no other events that impacted the Funds’ financial statements.

DIREXION SEMI-ANNUAL REPORT	47

Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (866) 476-7523 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your requests. This policy does not apply to account statements.

48	DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement

April 30, 2012

Investment Advisory Agreement Approval

Provided below is a summary of certain of the factors the Board of Trustees (“Board”) of Direxion Shares ETF Trust (“Trust”) considered at its August 17, 2011 Board meeting in approving the Advisory Agreement between Rafferty Asset Management, LLC (“Rafferty”) and the Trust, on behalf of the Direxion All Cap Insider Sentiment Shares, Direxion Large Cap Insider Sentiment Shares, Direxion S&P 500® RC Volatility Response Shares, Direxion S&P 1500® RC Volatility Response Shares and Direxion S&P Latin America 40 RC Volatility Response Shares, each a series of the Trust. At this same August 17, 2011 meeting, the Board also renewed the Advisory Agreement between Rafferty and the Trust on behalf of the Direxion NASDAQ-100® Equal Weighted Index Shares, a series of the Trust. The Direxion NASDAQ-100® Equal Weighted Index Shares was not operational at the time of this renewal. Each series of the Trust listed above is referred to individually as a “Fund” and collectively as the “Funds.”

The Board did not identify any particular information that was most relevant to its consideration to approve or renew the Advisory Agreements and each Trustee may have afforded different weight to the various factors. In determining whether to approve or renew the Advisory Agreements, the Board considered the best interests of each Fund separately. The Board noted that the Funds had not yet commenced operations. Accordingly, the Board considered primarily the services to be provided by Rafferty, the management fee rates to be paid to Rafferty and the Funds’ estimated expenses.

Nature, Extent and Quality of Services Provided.    The Board considered the nature, extent and quality of the services to be provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the Trust, Direxion Funds and Direxion Insurance Trust since their respective inceptions and has developed an expertise in managing these types of Funds. The Board also noted that Rafferty trades efficiently with low commission schedules, which should help improve the Funds’ investment performance results. The Board considered Rafferty’s representations that it has the financial resources and appropriate staffing to manage the Funds and to meet its contractual fee waivers and/or expense reimbursement obligations. The Board also considered that Rafferty utilizes the services of an independent compliance consulting firm and that reports from the chief compliance officer will be provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered that Rafferty will oversee all aspects of the operation of the Funds, including oversight of the Funds’ service providers. Because the Funds had not commenced operations as of August 17, 2011, they did not have any prior performance history. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty to the Funds under the Advisory Agreements were fair and reasonable.

Costs of Services Provided to the Funds and Profits Realized.    The Board considered the fees to be paid to Rafferty on an annual basis, including contractual fee waivers. In this regard, management advised the Board that the advisory fee rates for the Funds are similar to the advisory fee rates for comparable exchange-traded funds. The Board considered that Rafferty agreed to limit the total expenses for each Fund via contractual fee waivers and/or expense limitations. The Board also considered the fee rates that Rafferty charges for the services that it provides to a pooled trading vehicle for domestic hedge funds. The Board considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual Funds. Because the Funds had not commenced operations as of August 17, 2011, Rafferty did not have any prior profit data related to the Funds.

Economies of Scale.    The Board considered whether economies of scale will be realized by Rafferty as a Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. In light of the fact that the Funds as of August 17, 2011, had not yet commenced operations and did not have any assets, the Board did not at this time consider this a material factor.

Other Benefits.    The Board considered Rafferty’s representation that it believes that its relationship with the Funds would help to enable Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms can help to lower commission rates and provide better execution

DIREXION SEMI-ANNUAL REPORT	49

for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, any benefits to Rafferty would be fair and reasonable.

Conclusion.    Based on, but not limited to, the above considerations and determinations, the Board determined that the Advisory Agreements for the Funds was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the approval and renewal of the Advisory Agreements.

50	DIREXION SEMI-ANNUAL REPORT

PRIVACY NOTICE

At the Direxion Shares, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

—	Account applications or other forms on which you provide information,

—	Mail, e-mail, the telephone and our website, and

—	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

—	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

—	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ non-public personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (866) 476-7523.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT APRIL 30, 2012

1301 Avenue of the Americas (6th Ave.), 35th Floor New York, New York 10019 www.direxionshares.com

Investment Advisor

Rafferty Asset Management, LLC

1301 Avenue of Americas (6th Ave.), 35th Floor

New York, NY 10019

Administrator, Transfer Agent, Custodian & Index Receipt Agent

The Bank of New York Mellon

101 Barclay Street

New York, New York 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, New York 10036

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 01401

www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-866-476-7523 or by accessing the SEC’s website at www.SEC.Gov. Such reports maybe reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Each Funds’ premium/discount information is available free of charge on the Funds’ website, www.direxionshares.com or by calling 1-866-476-7523.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-866-476-7523, or by accessing the SEC’s website, at www.SEC.Gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 1. Reports to Stockholders.

DIREXION SHARES ETF TRUST

SEMI-ANNUAL REPORT APRIL 30, 2012

1301 Avenue of the Americas (6th Ave.), 35th FloorNew York,  New York 10019www.direxionshares.com

3X BULL FUNDS	3X BEAR FUNDS

DOMESTIC EQUITY INDEX FUNDS

Direxion Daily Large Cap Bull 3X Shares	Direxion Daily Large Cap Bear 3X Shares
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares

INTERNATIONAL FUNDS

Direxion Daily BRIC Bull 3X Shares	Direxion Daily BRIC Bear 3X Shares
Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares
Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Direxion Daily India Bull 3X Shares	Direxion Daily India Bear 3X Shares
Direxion Daily Latin America Bull 3X Shares	Direxion Daily Latin America Bear 3X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares

SECTOR FUNDS

Direxion Daily Agribusiness Bull 3X Shares	Direxion Daily Agribusiness Bear 3X Shares
Direxion Daily Basic Materials Bull 3X Shares	Direxion Daily Basic Materials Bear 3X Shares
Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Direxion Daily Retail Bull 3X Shares	Direxion Daily Retail Bear 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares

SPECIALTY FUNDS

Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares

FIXED INCOME FUNDS

Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

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•	Receive email notifications when your most recent shareholder communications are available for review.
•	Access prospectuses, annual reports and semiannual reports online.

It’s easy to enroll:

1.	Visit www.direxionshares.com/edelivery

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If you have questions about Direxion Shares e-Delivery services, contact a representative at 866.476.7523.

LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report for the Direxion Shares covers the period from November 1, 2011 to April 30, 2012, (the “Semi-Annual Period”).

Market Commentary

Following sharp declines in September of 2011, most equity markets advanced during the Semi-Annual Period. The U.S. major stock indices saw sizable gains during this period, despite mixed economic signs. The unemployment rate continued to trend downward, despite an increase in the labor force participation rate over the same period. Home sales increased but home prices remained depressed. European markets were more mixed as investors struggled to understand the possible outcomes in Greece, Spain and Ireland. Emerging Market equities were generally positive with the notable exception of India, which struggled with lower growth rates and Rupee depreciation.

During the Semi-Annual Period, treasuries struggled as investors seemed to embrace riskier assets. In Europe, Germany remained the safe haven for bond investors, while concerns regarding fellow European Union members saw yields rise in countries such as Italy and Spain.

Direxion Shares Discussion

The discussion below relates to the performance of the Direxion Shares exchanged traded funds (the “ETFs”) for the Semi-Annual period. The ETFs are leveraged and seek to provide a daily return of 300% or -300% of the daily return of a particular benchmark. Effective December 1, 2011, the names and investment objectives of ten ETFs changed from seeking to provide a daily return of 200% or -200% of the daily return of a particular benchmark, to seeking to provide a daily return of 300% or -300% of the daily return of a particular benchmark. The ETFs effected were the Direxion Daily BRIC Bull 3X Shares, Direxion Daily BRIC Bear 3X Shares, Direxion Daily India Bull 3X Shares, Direxion Daily India Bear 3X Shares, Direxion Daily Gold Miners Bull 3X Shares, Direxion Daily Gold Miners Bear 3X Shares, Direxion Daily Natural Gas Related Bull 3X Shares, Direxion Daily Natural Gas Related Bear 3X Shares, Direxion Daily Retail Bull 3X Shares and Direxion Daily Retail Bear 3X Shares.

The ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and mange their investments.

The ETFs with the word “Bull” in their name attempt to provide investment results that correlate to 300% of the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate to -300% of the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.

In seeking to achieve each ETFs daily investment results, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) uses statistical and quantitative analysis to determine the investments each ETF makes and the techniques it employs. Rafferty relies upon a pre-determined investment model to generate orders resulting in repositioning each ETF’s investment in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF’s objective. As a consequence, if an ETF is performing as designed, the return of the index or benchmark for a day, but not for periods longer than a day, will dictate the return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

Each ETF has a clearly articulated goal which requires the ETF to seek economic exposure in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments so it generates economic exposure

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consistent with the ETF’s investment objective. These financial instruments include derivatives. Each ETF invests significantly in derivatives, including swap agreements. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Additionally, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the ETFs and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each ETF seeks daily investment results of its relevant benchmark, a comparison of the return of the ETF to the relevant benchmark tells you little about whether an ETF has met its investment objective. To determine if the ETFs have met their daily investment goals, Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant benchmark (the “Index”). The models and a description of how they work are available on the Direxion Shares website (www.direxionshares.com) under Tools/Tracking Center. The models do not take into account the size of an ETF, the ETF’s expense ratio or any transaction or trading fees associated with creating or maintaining an ETF’s portfolio. These factors can cause underperformance in the actual returns versus the expected returns of each ETF. A brief comparison of the actual returns versus the expected returns during the Semi-Annual Period is described below.

The Direxion Daily BRIC Bull 3X Shares and the Direxion Daily BRIC Bear 3X Shares (formerly Direxion Daily BRIC Bull 2X Shares and Direxion Daily BRIC Bear 2X Shares, respectively) sought to provide 200% and -200% of the daily return of The Bank of New York Mellon BRIC Select ADR Index, respectively, from November 1, 2011 through November 30, 2011. The BNY Mellon BRIC Select ADR Index (the “BRIC Index”) is a free-float adjusted, modified market capitalization weighted index designed by BNY Mellon, that tracks the performance of depositary receipts in ADR or GDR form that are listed for trading on the NYSE, NYSE Amex and NASDAQ Stock Market (“NASDAQ”). The ADR and GDR securities represent companies from Brazil, Russia, India and China, which meet certain criteria. As of March 31, 2012, there are 86 constituents with an average market capitalization of $28.4 billion USD and a median market capitalization of $6.4 billion USD. For this stated period, the BRIC Index returned -3.98%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily BRIC Bull 3X Shares returned -9.02% and the Direxion Daily BRIC Bear 3X Shares returned 4.43%. The model indicated an expected return of -8.87% for the Direxion Daily BRIC Bull 3X Shares and an expected return of 4.69% for the Direxion Daily BRIC Bear 3X Shares.

From December 1, 2011 through April 30, 2012 (end of the Semi-Annual Period), the Direxion Daily BRIC Bull 3X Shares and the Direxion Daily BRIC Bear 3X Shares sought to provide 300% and -300% of the daily return of BRIC Index, respectively, and will continue to do so going forward. For this stated period, the BRIC Index returned 4.79%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily BRIC Bull 3X Shares returned 7.31% and the Direxion Daily BRIC Bear 3X Shares returned -21.14%. The model indicated an expected return of 8.53% for the Direxion Daily BRIC Bull 3X Shares and an expected return of -22.76% for the Direxion Daily BRIC Bear 3X Shares.

The Direxion Daily India Bull 3X Shares and the Direxion Daily India Bear 3X Shares (formerly Direxion Daily India Bull 2X Shares and Direxion Daily India Bear 2X Shares, respectively) sought to provide 200% and -200% of the daily return of the Indus India Index (the “India Index”), respectively, from November 1, 2011 through November 30, 2011. The India Index, which is designed to replicate the Indian equity markets as a whole, through a group of 50 Indian stocks selected from a universe of the largest companies listed on two major Indian exchanges. The India Index utilizes a proprietary measure called IndusCap, which takes into account restrictions on foreign ownership of Indian securities

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imposed by Indian regulators; and has thus been created specifically for use by funds managed on behalf of foreign investors (i.e. investors outside of India). The India Index has 50 constituents, spread among the following sectors: Information Technology, Health Services, Financial Services, Heavy Industry, Consumer Products and Other. The India Index is supervised by an index committee, comprised of representatives of the Index Provider and members of academia specializing in emerging markets. For this stated period, the India Index returned -9.12%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily India Bull 3X Shares returned -18.71% and the Direxion Daily India Bear 3X Shares returned 14.97%. The model indicated an expected return of -18.72% for the Direxion Daily India Bull 3X Shares and an expected return of 15.58% for the Direxion Daily India Bear 3X Shares.

From December 1, 2011 through April 30, 2012 (end of the Semi-Annual Period), the Direxion Daily India Bull 3X Shares and the Direxion Daily India Bear 3X Shares sought to provide 300% and -300% of the daily return of the India Index, respectively, and will continue to do so moving forward. For this stated period, the India Index returned -0.96%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily India Bull 3X Shares returned -13.34% and the Direxion Daily India Bear 3X Shares returned -20.83%. The model indicated an expected return of -13.20% for the Direxion Daily India Bull 3X Shares and an expected return of -17.37% for the Direxion Daily India Bear 3X Shares.

The Direxion Daily Gold Miners Bull 3X Shares and the Direxion Daily Gold Miners Bear 3X Shares (formerly Direxion Daily Gold Miners Bull 2X Shares and Direxion Daily Gold Miners Bear 2X Shares, respectively) sought to provide 200% and -200% of the daily return of the NYSE Arca Gold Miners Index (the “Gold Miners Index”), respectively, from November 1, 2011 through November 30, 2011. The Gold Miners Index is comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in the mining for gold and silver. For this stated period, the Gold Miners Index returned 2.68%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Gold Miners Bull 3X Shares returned 4.14% and the Direxion Daily Gold Miners Bear 3X Shares returned -9.79%. The model indicated an expected return of 4.02% for the Direxion Daily Gold Miners Bull 3X Shares and an expected return of -9.10% for the Direxion Daily Gold Miners Bear 3X Shares.

From December 1, 2011 through April 30, 2012 (end of the Semi-Annual Period), the Direxion Daily Gold Miners Bull 3X Shares and the Direxion Daily Gold Miners Bear 3X Shares sought to provide 300% and -300% of the daily return of the Gold Miners Index, respectively, and will continue to do so going forward. For this stated period, the Gold Miners Index returned -22.76%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Gold Miners Bull 3X Shares returned -59.57% and the Direxion Daily Gold Miners Bear 3X Shares returned 71.45%. The model indicated an expected return of -58.67% for the Direxion Daily Gold Miners Bull 3X Shares and an expected return of 74.48% for the Direxion Daily Gold Miners Bear 3X Shares.

The Direxion Daily Natural Gas Related Bull 3X Shares and the Direxion Daily Natural Gas Related Bear 3X Shares (formerly Direxion Daily Natural Gas Related Bull 2X Shares and Direxion Daily Natural Gas Related Bear 2X Shares, respectively) sought to provide 200% and -200% of the daily return of the ISE Revere Natural Gas Index (the “Natural Gas Index”), respectively, from November 1, 2011 through November 30, 2011. The Natural Gas Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long term trends in the Natural Gas industry. The Natural Gas Index is composed of equity securities of issuers involved in the exploration and production of natural gas and does not track the changes in the spot price of natural gas as a commodity. Eligible securities are also screened by stock performance variables as well as statistical factors. This is done to optimize the performance of the Natural Gas Index and to ensure that the Natural Gas Index has significant correlation to the price of natural gas. The Natural Gas Index uses an equal-weighted methodology due to the diversity in market capitalization size among the component stocks. For this stated period, the Natural Gas Index returned 3.49%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Natural Gas Related

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Bull 3X Shares returned 5.13% and the Direxion Daily Natural Gas Related Bear 3X Shares returned -11.66%. The model indicated an expected return of 5.27% for the Direxion Daily Natural Gas Related Bull 3X Shares and an expected return of -11.48% for the Direxion Daily Natural Gas Related Bear 3X Shares.

From December 1, 2011 through April 30, 2012 (end of the Semi-Annual Period), the Direxion Daily Natural Gas Related Bull 3X Shares and the Direxion Daily Natural Gas Related Bear 3X Shares sought to provide 300% and -300% of the daily return of the Natural Gas Index, respectively, and will continue to do so going forward. For this stated period, the Natural Gas Index returned -8.84%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Natural Gas Related Bull 3X Shares returned -32.07% and the Direxion Daily Natural Gas Related Bear 3X Shares returned 6.76%. The model indicated an expected return of -31.41% for the Direxion Daily Natural Gas Related Bull 3X Shares and an expected return of 8.50% for the Direxion Daily Natural Gas Related Bear 3X Shares.

The Direxion Daily Retail Bull 3X Shares and the Direxion Daily Retail Bear 3X Shares (formerly Direxion Daily Retail Bull 2X Shares and Direxion Daily Retail Bear 2X Shares, respectively) sought to provide 200% and -200% of the daily return of the Russell 1000 Retail Index (the “Retail Index”), respectively, from November 1, 2011 through November 30, 2011. The Retail Index is an index comprised of companies that sell to consumers those discretionary products supplied by manufacturers. These companies include specialty retailers as well as diversified retailers such as department stores, discount stores, and superstores. The Retail Index does not include retailers selling consumer staples, such as supermarkets, drugstores, and liquor stores. For this stated period, the Retail Index returned 0.55%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Retail Bull 3X Shares returned 0.56% and the Direxion Daily Retail Bear 3X Shares returned -2.28%. The model indicated an expected return of 0.73% for the Direxion Daily Retail Bull 3X Shares and an expected return of -2.16% for the Direxion Daily Retail Bear 3X Shares.

From December 1, 2011 through April 30, 2012 (end of the Semi-Annual Period), the Direxion Daily Retail Bull 3X Shares and the Direxion Daily Retail Bear 3X Shares sought to provide 300% and -300% of the daily return of the Retail Index, respectively, and will continue to do so going forward. For this stated period, the Retail Index returned 17.17%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Retail Bull 3X Shares returned 56.92% and the Direxion Daily Retail Bear 3X Shares returned -40.83%. The model indicated an expected return of 57.63% for the Direxion Daily Retail Bull 3X Shares and an expected return of -40.37% for the Direxion Daily Retail Bear 3X Shares.

The Direxion Daily Russia Bull 3X Shares and the Direxion Daily Russia Bear 3X Shares sought to provide 300% and -300% of the daily return of the DAX Global Russia+ Index (the “Russia+ Index”), respectively, from November 1, 2011 through March 18, 2012. The Russia+ Index is comprised of the most liquid Russian ADRs/GDRs and local shares, screening for high liquidity only, and capping the number of securities at 45. Selection is based on average daily trading volume only, with the minimum requirement for inclusion in the Russia+ Index being average daily trading volume of $1 million USD. Weighting of the Index is assigned based on market capitalization, and reviewed and changed quarterly. The Russia+ Index uses a highly transparent and understandable index concept to access the Russian market via easily replicable index underlying securities. Diversified with a historical bias towards the Energy sector, the Russia + Index is a broad index portfolio that reflects the Russian economy while still showing the dominance of the Energy sector. For this stated period, the Russia+ Index returned 9.31%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Russia Bull 3X Shares returned 8.51% and the Direxion Daily Russia Bear 3X Shares returned -46.81%. The model indicated an expected return of 9.31% for the Direxion Daily Russia Bull 3X Shares and an expected return of -45.55% for the Direxion Daily Russia Bear 3X Shares.

From March 19, 2012 through the April 30, 2012 (end of the Semi-Annual Period), the Direxion Daily Russia Bull 3X Shares and the Direxion Daily Russia Bear 3X Shares sought to provide 300% and -300% of the daily return of the Market Vectors Russia Index (the “MV Russia Index”), respectively, and will continue to do so going forward. The MV

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Russia Index is a rules-based, modified capitalization weighted, float adjusted index, intended to represent the overall performance of publicly-traded companies that are domiciled and primarily listed on an exchange in Russia or that generate at least 50% of their revenues in Russia. In exceptional cases, companies with less than 50% of their revenues derived from Russia may be eligible for inclusion in the MV Russia Index. Components of the MV Russia Index must have a market capitalization of greater than $150 million on a rebalancing date to be eligible for the index. Stocks whose market capitalizations fall below $75 million as of any rebalancing date will no longer be eligible for the Index. Stocks must have a three-month average daily trading volume value of at least $1 million to be eligible for the MV Russia Index and issuers of such stocks must have traded at least 250,000 shares each month over the previous six months. For this stated period, the MV Russia Index returned -8.10%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Russia Bull 3X Shares returned -24.23% and the Direxion Daily Russia Bear 3X Shares returned 22.77%. The model indicated an expected return of -24.04% for the Direxion Daily Russia Bull 3X Shares and an expected return of 23.63% for the Direxion Daily Russia Bear 3X Shares.

The Direxion Daily 7-10 Year Treasury Bull 3X Shares and the Direxion Daily 7-10 Year Treasury Bear 3X Shares seek to provide 300% and -300% of the daily return of the NYSE 7-10 Year Treasury Bond Index (the “7-10 Treasury Index”), respectively. The 7-10 Treasury Index is a multiple-security fixed income index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the U.S. Treasury bond market. The 7-10 Treasury Index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual Period, the 7-10 Treasury Index returned 3.26%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily 7-10 Year Treasury Bull 3X Shares returned 8.88% and Direxion Daily 7-10 Year Treasury Bear 3X Shares returned -12.47% The model indicated an expected return of 9.52% for the Direxion Daily 7-10 Year Treasury Bull 3X Shares and an expected return of -10.14% for the Direxion Daily 7-10 Year Treasury Bear 3X Shares.

The Direxion Daily 20+ Year Treasury Bull 3X Shares and the Direxion Daily 20+ Year Treasury Bear 3X Shares seek to provide 300% and -300% of the daily return of the NYSE 20 Year Plus Treasury Bond Index (the “20+ Year Treasury Index”), respectively. The 20+ Year Treasury Index is a multiple-security fixed income index that aims to track the total returns of the long-term 20 year and greater maturity range of the U.S. Treasury bond market. The 20+ Year Treasury Index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual Period, the 20+ Year Treasury Index returned 2.93%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily 20+ Year Treasury Bull 3X Shares returned 3.52% and the Direxion Daily 20+ Year Treasury Bear 3X Shares returned -16.52%. The model indicated an expected return of 4.85% for the Direxion Daily 20+ Year Treasury Bull 3X Shares and an expected return of -15.27% for the Direxion Daily 20+ Year Treasury Bear 3X Shares.

The Direxion Daily Large Cap Bull 3X Shares and the Direxion Daily Large Cap Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell 1000 Index, respectively. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents approximately 92% of the U.S. market and has an average market capitalization of $15.8 billion dollars and a median market capitalization of $5.7 billion dollars as of March 31, 2012. For the Semi-Annual Period, the Russell 1000 Index returned 12.89%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Large Cap Bull 3X Shares returned 35.66% and Direxion Daily Large Cap Bear 3X Shares returned -37.01%. The model indicated an expected return of 37.60% for the Direxion Daily Large Cap Bull 3X Shares and an expected return of -36.50% for the Direxion Daily Large Cap Bear 3X Shares.

The Direxion Daily Mid Cap Bull 3X Shares and the Direxion Daily Mid Cap Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell Midcap Index (the “Midcap Index”), respectively. The Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Midcap Index represents approximately 31% of the total market capitalization of the Russell

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1000 companies and has an average market capitalization of $5.89 billion dollars and a median market capitalization of $4.45 billion dollars as of March 31, 2012. For the Semi-Annual Period, the Midcap Index returned 11.87%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Mid Cap Bull 3X Shares returned 31.09% and the Direxion Daily Mid Cap Bear 3X Shares returned -36.49%. The model indicated an expected return of 32.77% for the Direxion Daily Mid Cap Bull 3X Shares and an expected return of -35.83% for the Direxion Daily Mid Cap Bear 3X Shares.

The Direxion Daily Small Cap Bull 3X Shares and the Direxion Daily Small Cap Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell 2000 Index, respectively. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe and is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The companies included in the Russell 2000 Index have an average market capitalization of more than $759 million dollars and a median market capitalization of $521 million dollars as of March 31, 2012. For the Semi-Annual Period, the Russell 2000 Index returned 11.02%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Small Cap Bull 3X Shares returned 23.90% and the Direxion Daily Small Cap Bear 3X Shares returned -40.72%. The model indicated an expected return of 24.96% for the Direxion Daily Small Cap Bull 3X Shares and an expected return of -39.41% for the Direxion Daily Small Cap Bear 3X Shares.

The Direxion Daily Developed Markets Bull 3X Shares and the Direxion Daily Developed Markets Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI EAFE Index, respectively. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consisted of 22 developed market country indices. The companies included in the MSCI EAFE Index have an average market capitalization of more than $16.0 million dollars and a median market capitalization of $7.3 million dollars as of March 31, 2012. For the Semi-Annual Period, the MSCI EAFE Index returned 3.83%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Developed Markets Bull 3X Shares returned 1.79% and the Direxion Daily Developed Markets Bear 3X Shares returned -25.35%. The model indicated an expected return of 2.78% for the Direxion Daily Developed Markets Bull 3X Shares and an expected return of -24.67% for the Direxion Daily Developed Markets Bear 3X Shares.

The Direxion Daily Emerging Markets Bull 3X Shares and the Direxion Daily Emerging Markets Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI Emerging Markets Index, respectively. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of March 31, 2012 the MSCI Emerging Market Index consisted of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey, Ukraine and United States. For the Semi-Annual Period, the MSCI Emerging Market Index returned 4.38%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Emerging Markets Bull 3X Shares returned 0.55% and the Direxion Daily Emerging Markets Bear 3X Shares returned -30.58%. The model indicated an expected return of 1.84% for the Direxion Daily Emerging Markets Bull 3X Shares and an expected return of -29.58% for the Direxion Daily Emerging Markets Bear 3X Shares.

The Direxion Daily China Bull 3X Shares and the Direxion Daily China Bear 3X Shares seek to provide 300% and -300% of the daily return of The Bank of New York Mellon China Select ADR Index (the “China Index”), respectively. The China Index is a free float-adjusted modified capitalization weighted index designed by BNY Mellon that tracks the performance of depositary receipts in ADR form that are listed for trading on the NYSE, NYSE Amex and NASDAQ Stock Market (“NASDAQ”) of companies from China which meet certain criteria. As of March 31, 2012, the China Index is comprised of 53 constituents with an average market capitalization of over $22.4 billion dollars and a median market capitalization of $2.2 billion dollars. For the Semi-Annual Period, the China Index returned 2.63%. Given the daily investment

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objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily China Bull 3X Shares returned -3.49% and the Direxion Daily China Bear 3X Shares returned -26.92%. The model indicated an expected return of -2.22% for the Direxion Daily China Bull 3X Shares and an expected return of -24.44% for the Direxion Daily China Bear 3X Shares.

The Direxion Daily Latin America Bull 3X Shares and the Direxion Daily Latin America Bear 3X Shares seek to provide 300% and -300% of the daily return of the S&P Latin America 40 Index, respectively. The S&P Latin America 40 Index is an equity index drawn from four major Latin American markets: Brazil, Mexico, Chile, and Peru. It is designed for investors seeking broad market exposure through an index that is efficient to replicate. The S&P Latin America 40 Index constituents are leading, large, liquid, blue chip companies from the Latin American markets, and capturing 70% of their total market capitalization. The S&P Latin America 40 Index constituents are leading, large, liquid companies from the Latin American markets with an average market capitalization of $32.9 million and a median market capitalization of $15.1 million as of March 31, 2012. For the Semi-Annual Period, the S&P Latin America 40 Index returned 2.66%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Latin America Bull 3X Shares returned -3.59% and the Direxion Daily Latin America Bear 3X Shares returned -22.65%. The model indicated an expected return of 0.06% for the Direxion Daily Latin America Bull 3X Shares and an expected return of -21.18% for the Direxion Daily Latin America Bear 3X Shares.

The Direxion Daily Agribusiness Bull 3X Shares and the Direxion Daily Agribusiness Bear 3X Shares seek to provide 300% and -300% of the daily return of the DAX Global Agribusiness Index (the “Agribusiness Index”), respectively. The Agribusiness Index is comprised of companies that generate more than 50% of its revenues with agribusiness. The largest Agribusiness companies in the world are chosen without considering their country of origin. Companies may be chosen from any continent and from economies classified as either developed or emerging. Firms in the Index are involved in the production of agricultural products such as grains, corn, corn starch, soybeans, cotton, sugar, coffee, cocoa, flour, vegetable oil, rubber, fruits, juice, crop seeds, spices edible nuts, ethanol, biodiesel, or livestock. Firms may be involved in any phase of these operations including logistics, production of equipment or chemicals, or the processing and production of end products. Selection is based on market capitalization as well as average daily trading and turnover volume. Screening these characteristics to high standards and rebalancing them quarterly creates a broad portfolio index concept that is easily replicable based on the underlying securities For the Semi-Annual Period, the Agribusiness Index returned 4.87%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Agribusiness Bull 3X Shares returned 6.14% and the Direxion Daily Agribusiness Bear 3X Shares returned -28.30%. The model indicated an expected return of 6.71% for the Direxion Daily Agribusiness Bull 3X Shares and an expected return of -25.71% for the Direxion Daily Agribusiness Bear 3X Shares.

The Direxion Daily Basic Materials Bull 3X Shares and the Direxion Daily Basic Materials Bear 3X Shares seek to provide 300% and -300% of the daily return of the Materials Select Sector Index (the “Materials Index”), respectively. The Materials Index includes companies from the following industries: chemicals; metals & mining; paper & forest products; containers & packaging; and construction materials. The companies included in each Select Sector Index are selected on the basis of general industry classification from a universe of companies defined by the Standard & Poor’s 500 Index (“S&P 500”). Nine Select Sector Indexes, including the Materials Index, divide the companies that make up the S&P 500 Index. For the Semi-Annual Period, the Materials Index returned 7.69%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Basic Materials Bull 3X Shares returned 14.04% and the Direxion Daily Basic Materials Bear 3X Shares returned -32.43%. The model indicated an expected return of 15.66% for the Direxion Daily Basic Materials Bull 3X Shares and an expected return of -31.52% for the Direxion Daily Basic Materials Bear 3X Shares.

The Direxion Daily Energy Bull 3X Shares and the Direxion Daily Energy Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell 1000 Energy Index (the “Energy Index”), respectively. The Energy Index consists of energy related businesses, such as oil companies involved in the exploration, production, servicing, drilling and refining

10	DIREXION SEMI-ANNUAL REPORT

processes, and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy. Also included are gas distribution, gas pipeline and other such companies. For the Semi-Annual Period, the Energy Index returned 3.77%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Energy Bull 3X Shares returned 2.51% and the Direxion Daily Energy Bear 3X Shares returned -23.94%. The model indicated an expected return of 3.69% for the Direxion Daily Energy Bull 3X Shares and an expected return of -23.20% for the Direxion Daily Energy Bear 3X Shares.

The Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell 1000 Financial Services Index (the “Financial Index”), respectively. The Financial Index is a subset of the Russell 1000 Index that measures the performance of the securities classified in the financial services sector of the large cap U.S. equity market. As of March 31, 2012, the Financial Index had an average market capitalization of over $13.37 billion dollars and a median market capitalization of $4.74 billion dollars. For the Semi-Annual Period, Financial Index returned 15.99%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Financial Bull 3X Shares returned 41.30% and the Direxion Daily Financial Bear 3X Shares returned -46.92%. The model indicated an expected return of 43.16% for the Direxion Daily Financial Bull 3X Shares and an expected return of -46.18% for the Direxion Daily Financial Bear 3X Shares.

The Direxion Daily Healthcare Bull 3X Shares and the Direxion Daily Healthcare Bear 3X Shares seek to provide 300% and -300% of the daily return of the Health Care Select Sector Index (the “Health Care Index”), respectively. The Health Care Index includes companies from the following industries: pharmaceuticals; health care providers & services; health care equipment & supplies; biotechnology; life sciences tools & services; and health care technology. The companies included in each Select Sector Index are selected on the basis of general industry classification from a universe of companies defined by the Standard & Poor’s 500 Index (“S&P 500”). Nine Select Sector Indexes, including the Health Care Index, divide the companies that make up the S&P 500 Index. For the Semi-Annual Period, the Health Care Index returned 13.09%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Healthcare Bull 3X Shares returned 37.86% and the Direxion Daily Healthcare Bear 3X Shares returned -34.93%. The model indicated an expected return of 40.34% for the Direxion Daily Healthcare Bull 3X Shares and an expected return of -35.00% for the Direxion Daily Healthcare Bear 3X Shares.

The Direxion Daily Real Estate Bull 3X Shares and the Direxion Daily Real Estate Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI US REIT Index, respectively. The MSCI US REIT Index is a free float market capitalization weighted index that is comprised of Equity REIT securities that belong to the MSCI US Investable Market 2500 Index. The MSCI US REIT Index includes only REIT securities that are of reasonable size in terms of full and free float adjusted market capitalization to ensure that the performance of the Equity REIT universe can be captured and replicated in actual institutional and retail portfolios of different sizes. For the Semi-Annual Period, the MSCI US REIT Index returned 14.80%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Real Estate Bull 3X Shares returned 40.23% and the Direxion Daily Real Estate Bear 3X Shares returned -42.86%. The model indicated an expected return of 41.88% for the Direxion Daily Real Estate Bull 3X Shares and an expected return of -41.86% for the Direxion Daily Real Estate Bear 3X Shares.

The Direxion Daily Semiconductor Bull 3X Shares and the Direxion Daily Semiconductor Bear 3X Shares seek to provide 300% and -300% of the daily return of the PHLX Semiconductor Sector Index (the “Semiconductor Index”), respectively. The Semiconductor Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the design, distribution, manufacture and sale of semiconductors. As of March 31, 2012, the Semiconductor Index included companies with a median market capitalization of $7.1 billion. The average capitalization of the companies comprising the Semiconductor Index was approximately $14.3 billion. For the Semi-Annual Period, the Semiconductor Index returned 7.62%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Semiconductor Bull 3X Shares returned 10.64% and

DIREXION SEMI-ANNUAL REPORT	11

the Direxion Daily Semiconductor Bear 3X Shares returned -36.52%. The model indicated an expected return of 11.88% for the Direxion Daily Semiconductor Bull 3X Shares and an expected return of -35.76% for the Direxion Daily Semiconductor Bear 3X Shares.

The Direxion Daily Technology Bull 3X Shares and the Direxion Daily Technology Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell 1000 Technology Index (the “Technology Index”), respectively. The Technology Index is a subset of the Russell 1000 Index that measures the performance of the securities classified in the Technology services sector of the large cap U.S. equity market. As of March 31, 2012, the Technology Index had an average market capitalization of over $23.4 billion dollars and a median market capitalization of $5.6 billion dollars. For the Semi-Annual Period, the Technology Index returned 15.44%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Technology Bull 3X Shares returned 43.63% and the Direxion Daily Technology Bear 3X Shares returned -42.57%. The model indicated an expected return of 45.58% for the Direxion Daily Technology Bull 3X Shares and an expected return of -41.93% for the Direxion Daily Technology Bear 3X Shares.

As always, we thank you for using the Direxion Shares and we look forward to our mutual success.

Best Regards,

Daniel O’Neill

President

12	DIREXION SEMI-ANNUAL REPORT

Past performance is not indicative of future results. One cannot invest directly in an index. Recent growth rate in the stock market has helped to produce short-term returns that are not typical, and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the Funds before investing. This and other information can be found in the Funds’ statutory and summary prospectus. To obtain a prospectus, please visit www.direxionshares.com or call 1-866-476-7523.

There is no guarantee the funds will achieve their intended objective. Investing in the Funds may be more volatile than investing in broadly diversified funds. The use of daily leverage by a fund means the Funds are riskier than alternatives which do not use daily leverage.

The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the Funds should (a) understand the consequences of seeking daily leveraged investment results, (b) understand the risk of shorting, and (c) intend to actively monitor and manage their investments.

ADR (American Depository Receipt) is a negotiable certificate issued by a U.S. bank representing a specified number of shares (or one share) in a foreign stock that is traded on a U.S. exchange. GDR (Global Depository Receipt) is a bank certificate issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. REIT (Real Estate Investment Trust).

An investment in the Funds involves risk, including the possible loss of principal. The Funds are non-diversified and include risks associated with concentration risk that results from the Funds’ investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. The Fund does not attempt to, and should not be expected to; provide returns which are a multiple of the return of the Index for periods other than a single day. For other risks including correlation, leverage, compounding, market volatility and specific risks regarding each sector, please read the prospectus.

The views of this letter were those of the Fund Manager as of April 30, 2012 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

DIREXION SEMI-ANNUAL REPORT	13

Expense Examples

April 30, 2012 (Unaudited)

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on initial investments of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period November 1, 2011 to April 30, 2012” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratios	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period November 1, 2011 to April 30, 2012
Direxion Daily Large Cap Bull 3X Shares
Based on actual fund return	0.97%	$1,000.00	$1,356.60	$5.68
Based on hypothetical 5% return	0.97%	1,000.00	1,020.04	4.87
Direxion Daily Large Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	629.86	3.85
Based on hypothetical 5% return	0.95%	1,000.00	1,020.14	4.77
Direxion Daily Mid Cap Bull 3X Shares
Based on actual fund return	2.14%	1,000.00	1,310.89	12.30
Based on hypothetical 5% return	2.14%	1,000.00	1,014.22	10.72
Direxion Daily Mid Cap Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	635.11	3.90
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Small Cap Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,238.96	5.34
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Small Cap Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	592.80	3.80
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82

14	DIREXION SEMI-ANNUAL REPORT

Expense Examples

April 30, 2012 (Unaudited)

	Annualized Expense Ratios	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period November 1, 2011 to April 30, 2012
Direxion Daily BRIC Bull 3X Shares
Based on actual fund return	0.96%	$1,000.00	$976.34	$4.72
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily BRIC Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	792.16	4.23
Based on hypothetical 5% return	0.95%	1,000.00	1,020.14	4.77
Direxion Daily China Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	965.07	4.74
Based on hypothetical 5% return	0.97%	1,000.00	1,020.09	4.87
Direxion Daily China Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	730.79	4.13
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Developed Markets Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	1,017.90	4.97
Based on hypothetical 5% return	0.99%	1,000.00	1,019.94	4.97
Direxion Daily Developed Markets Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	746.46	4.17
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Emerging Markets Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,005.50	4.79
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Emerging Markets Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	694.22	4.04
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily India Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	704.37	4.11
Based on hypothetical 5% return	0.97%	1,000.00	1,020.04	4.87
Direxion Daily India Bear 3X Shares
Based on actual fund return	0.97%	1,000.00	910.44	4.61
Based on hypothetical 5% return	0.97%	1,000.00	1,020.04	4.87
Direxion Daily Latin America Bull 3X Shares
Based on actual fund return	1.06%	1,000.00	964.07	5.18
Based on hypothetical 5% return	1.06%	1,000.00	1,019.59	5.32
Direxion Daily Latin America Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	773.47	4.23
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Russia Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	822.24	4.39
Based on hypothetical 5% return	0.97%	1,000.00	1,020.04	4.87
Direxion Daily Russia Bear 3X Shares
Based on actual fund return	0.97%	1,000.00	653.17	3.99
Based on hypothetical 5% return	0.97%	1,000.00	1,020.04	4.87
Direxion Daily Agribusiness Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,061.41	4.92
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Agribusiness Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	717.04	4.06
Based on hypothetical 5% return	0.95%	1,000.00	1,020.14	4.77
Direxion Daily Basic Materials Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,140.44	5.06
Based on hypothetical 5% return	0.95%	1,000.00	1,020.14	4.77
Direxion Daily Basic Materials Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	675.74	3.96
Based on hypothetical 5% return	0.95%	1,000.00	1,020.14	4.77

DIREXION SEMI-ANNUAL REPORT	15

Expense Examples

April 30, 2012 (Unaudited)

	Annualized Expense Ratios	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period November 1, 2011 to April 30, 2012
Direxion Daily Gold Miners Bull 3X Shares
Based on actual fund return	0.95%	$1,000.00	$420.92	$3.36
Based on hypothetical 5% return	0.95%	1,000.00	1,020.14	4.77
Direxion Daily Gold Miners Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	1,546.88	6.08
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Healthcare Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,378.58	5.68
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Healthcare Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	650.70	3.94
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Natural Gas Related Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	714.08	4.09
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Natural Gas Related Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	943.23	4.64
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Retail Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,578.16	6.22
Based on hypothetical 5% return	0.97%	1,000.00	1,020.04	4.87
Direxion Daily Retail Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	578.48	3.73
Based on hypothetical 5% return	0.95%	1,000.00	1,020.14	4.77
Direxion Daily Semiconductor Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,106.42	5.08
Based on hypothetical 5% return	0.97%	1,000.00	1,020.04	4.87
Direxion Daily Semiconductor Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	634.79	3.86
Based on hypothetical 5% return	0.95%	1,000.00	1,020.14	4.77
Direxion Daily Energy Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,025.10	4.88
Based on hypothetical 5% return	0.97%	1,000.00	1,020.04	4.87
Direxion Daily Energy Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	760.59	4.20
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Financial Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,413.00	5.76
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Financial Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	530.84	3.62
Based on hypothetical 5% return	0.95%	1,000.00	1,020.14	4.77
Direxion Daily Real Estate Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,402.34	5.79
Based on hypothetical 5% return	0.97%	1,000.00	1,020.04	4.87
Direxion Daily Real Estate Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	571.40	3.71
Based on hypothetical 5% return	0.95%	1,000.00	1,020.14	4.77
Direxion Daily Technology Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,436.27	5.88
Based on hypothetical 5% return	0.97%	1,000.00	1,020.04	4.87
Direxion Daily Technology Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	574.28	3.72
Based on hypothetical 5% return	0.95%	1,000.00	1,020.14	4.77

16	DIREXION SEMI-ANNUAL REPORT

Expense Examples

April 30, 2012 (Unaudited)

	Annualized Expense Ratios	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period November 1, 2011 to April 30, 2012
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Based on actual fund return	0.96%	$1,000.00	$1,088.82	$4.99
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	875.29	4.43
Based on hypothetical 5% return	0.95%	1,000.00	1,020.14	4.77
Direxion Daily 20+ Year Treasury Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,035.20	4.81
Based on hypothetical 5% return	0.95%	1,000.00	1,020.14	4.77
Direxion Daily 20+ Year Treasury Bear 3X Shares
Based on actual fund return	0.94%	1,000.00	834.80	4.29
Based on hypothetical 5% return	0.94%	1,000.00	1,020.19	4.72

DIREXION SEMI-ANNUAL REPORT	17

Allocation of Portfolio Holdings

April 30, 2012 (Unaudited)

	Cash*	Common Stocks	Investment Companies	Swaps	Total
Direxion Daily Large Cap Bull 3X Shares	69%	—	11%	20%	100%
Direxion Daily Large Cap Bear 3X Shares	114%	—	—	(14)%	100%
Direxion Daily Mid Cap Bull 3X Shares	49%	24%	—	27%	100%
Direxion Daily Mid Cap Bear 3X Shares	126%	—	—	(26)%	100%
Direxion Daily Small Cap Bull 3X Shares	73%	—	14%	13%	100%
Direxion Daily Small Cap Bear 3X Shares	104%	—	—	(4)%	100%
Direxion Daily BRIC Bull 3X Shares	79%	21%	—	— †	100%
Direxion Daily BRIC Bear 3X Shares	99%	—	—	1%	100%
Direxion Daily China Bull 3X Shares	59%	25%	—	16%	100%
Direxion Daily China Bear 3X Shares	103%	—	—	(3)%	100%
Direxion Daily Developed Markets Bull 3X Shares	68%	—	24%	8%	100%
Direxion Daily Developed Markets Bear 3X Shares	102%	—	—	(2)%	100%
Direxion Daily Emerging Markets Bull 3X Shares	70%	—	23%	7%	100%
Direxion Daily Emerging Markets Bear 3X Shares	102%	—	—	(2)%	100%
Direxion Daily India Bull 3X Shares	80%	—	36%	(16)%	100%
Direxion Daily India Bear 3X Shares	73%	—	—	27%	100%
Direxion Daily Latin America Bull 3X Shares	49%	—	32%	19%	100%
Direxion Daily Latin America Bear 3X Shares	114%	—	—	(14)%	100%
Direxion Daily Russia Bull 3X Shares	54%	—	32%	14%	100%
Direxion Daily Russia Bear 3X Shares	78%	—	—	22%	100%
Direxion Daily Agribusiness Bull 3X Shares	57%	—	26%	17%	100%
Direxion Daily Agribusiness Bear 3X Shares	110%	—	—	(10)%	100%
Direxion Daily Basic Materials Bull 3X Shares	59%	—	24%	17%	100%
Direxion Daily Basic Materials Bear 3X Shares	94%	—	—	6%	100%
Direxion Daily Gold Miners Bull 3X Shares	71%	—	52%	(23)%	100%
Direxion Daily Gold Miners Bear 3X Shares	63%	—	—	37%	100%
Direxion Daily Healthcare Bull 3X Shares	45%	—	25%	30%	100%
Direxion Daily Healthcare Bear 3X Shares	121%	—	—	(21)%	100%
Direxion Daily Natural Gas Related Bull 3X Shares	58%	48%	—	(6)%	100%
Direxion Daily Natural Gas Related Bear 3X Shares	93%	—	—	7%	100%
Direxion Daily Retail Bull 3X Shares	39%	24%	—	37%	100%
Direxion Daily Retail Bear 3X Shares	110%	—	—	(10)%	100%
Direxion Daily Semiconductor Bull 3X Shares	56%	22%	—	22%	100%
Direxion Daily Semiconductor Bear 3X Shares	113%	—	—	(13)%	100%
Direxion Daily Energy Bull 3X Shares	59%	23%	—	18%	100%
Direxion Daily Energy Bear 3X Shares	109%	—	—	(9)%	100%
Direxion Daily Financial Bull 3X Shares	58%	22%	—	20%	100%
Direxion Daily Financial Bear 3X Shares	118%	—	—	(18)%	100%
Direxion Daily Real Estate Bull 3X Shares	33%	10%	—	57%	100%
Direxion Daily Real Estate Bear 3X Shares	131%	—	—	(31)%	100%
Direxion Daily Technology Bull 3X Shares	56%	24%	—	20%	100%
Direxion Daily Technology Bear 3X Shares	123%	—	—	(23)%	100%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	89%	—	—	11%	100%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	133%	—	—	(33)%	100%
Direxion Daily 20+ Year Treasury Bull 3X Shares	75%	—	21%	4%	100%
Direxion Daily 20+ Year Treasury Bear 3X Shares	108%	—	—	(8)%	100%

*	Cash, cash equivalents and other assets less liabilities.
†	Less than 0.05%.

18	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Large Cap Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 11.5%
Investment Companies - 11.5%
361,981	iShares Russell 1000® Index Fund	$28,060,767

	TOTAL INVESTMENT COMPANIES (Cost $28,120,515)	$28,060,767

SHORT TERM INVESTMENTS - 57.7%
Money Market Funds - 57.7%
113,479,023	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	113,479,023
19,920,031	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	19,920,031
7,522,866	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	7,522,866

	TOTAL SHORT TERM INVESTMENTS (Cost $140,921,920)	$140,921,920

	TOTAL INVESTMENTS (Cost $169,042,435) - 69.2% (b)	$168,982,687
	Other Assets in Excess of Liabilities - 30.8%	75,420,888

	TOTAL NET ASSETS - 100.0%	$244,403,575

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $168,982,687.

Direxion Daily Large Cap Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	S&P 500® Index	43,747	$33,418,480	0.590%	3/22/2013	$456,020
Credit Suisse Capital, LLC	S&P 500® Index	311,401	238,332,752	0.490%	5/20/2013	2,571,692
Citibank N.A.	S&P 500® Index	66,612	47,567,377	0.590%	7/15/2013	4,143,685
Merrill Lynch International	S&P 500® Index	103,159	79,641,195	0.540%	9/26/2013	195,019
BNP Paribas	S&P 500® Index	56,070	43,754,023	0.490%	11/21/2013	(345,395)
Deutsche Bank AG London	S&P 500® Index	330,655	216,382,015	0.590%	8/21/2014	41,190,071

			$659,095,842			$48,211,092

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	19

Direxion Daily Large Cap Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 77.3%
Money Market Funds - 77.3%
100,224,046	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$100,224,046
15,890,040	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	15,890,040
22,117,283	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	22,117,283

	TOTAL SHORT TERM INVESTMENTS (Cost $138,231,369)	$138,231,369

	TOTAL INVESTMENTS (Cost $138,231,369) - 77.3% (b)	$138,231,369
	Other Assets in Excess of Liabilities - 22.7%	40,537,941

	TOTAL NET ASSETS - 100.0%	$178,769,310

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $138,231,369.

Direxion Daily Large Cap Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	S&P 500® Index	114,868	$86,404,072	(0.060%)	12/10/2012	$(2,570,059)
Morgan Stanley Capital Services	S&P 500® Index	126,593	95,575,807	0.040%	3/22/2013	(2,411,206)
Citibank N.A.	S&P 500® Index	60,132	43,013,709	(0.310%)	7/15/2013	(3,775,567)
BNP Paribas	S&P 500® Index	3,790	2,865,794	(0.010%)	9/19/2013	(72,783)
Merrill Lynch International	S&P 500® Index	80,372	62,196,941	(0.210%)	9/26/2013	(48,321)
BNP Paribas	S&P 500® Index	112,025	86,647,382	(0.010%)	11/21/2013	(97,243)
Deutsche Bank AG London	S&P 500® Index	195,585	136,134,179	(0.110%)	6/30/2014	(16,257,538)

			$512,837,884			$(25,232,717)

The accompanying notes are an integral part of these financial statements.

20	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 24.2%
Aerospace & Defense - 0.2%
1,223	BE Aerospace, Inc.*	$57,518
398	Goodrich Corp.	49,933

		107,451

Air Freight & Logistics - 0.1%
621	C.H. Robinson Worldwide, Inc.	37,099
677	Expeditors International of
	Washington, Inc.	27,080

		64,179

Airlines - 0.1%
103	Copa Holdings SA Class A	8,375
2,695	Delta Air Lines, Inc.*	29,537

		37,912

Auto Components - 0.4%
1,105	Autoliv, Inc.	69,328
349	BorgWarner, Inc.*	27,585
1,728	Gentex Corp.	37,964
1,234	Lear Corp.	51,211
321	Visteon Corp.*	16,104

		202,192

Automobiles - 0.1%
163	Tesla Motors, Inc.*	5,400
563	Thor Industries, Inc.	19,047

		24,447

Beverages - 0.2%
491	Beam, Inc.	27,879
327	Brown-Forman Corp. Class B	28,236
1,035	Coca-Cola Enterprises, Inc.	31,174
462	Monster Beverage Corp.*	30,012

		117,301

Biotechnology - 0.2%
1,260	Dendreon Corp.*	14,679
860	Human Genome Sciences, Inc.*	12,651
232	Regeneron Pharmaceuticals, Inc.*	31,380
659	United Therapeutics Corp.*	28,831

		87,541

Building Products - 0.1%
258	Armstrong World Industries, Inc.	11,362
170	Lennox International, Inc.	7,378
462	Owens Corning, Inc.*	15,870

		34,610

Capital Markets - 0.4%
166	Affiliated Managers Group, Inc.*	18,861
772	Ameriprise Financial, Inc.	41,850
1,661	Invesco Ltd.	41,259
437	LPL Investment Holdings, Inc.*	15,684
1,039	SEI Investments Co.	20,978
828	T. Rowe Price Group, Inc.	52,259
697	TD Ameritrade Holding Corp.	13,097

		203,988

Shares		Value

Chemicals - 0.9%
252	Ashland, Inc.	$16,599
616	Eastman Chemical Co.	33,245
739	Ecolab, Inc.	47,067
738	Huntsman Corp.	10,450
667	Intrepid Potash, Inc.*	16,575
278	Kronos Worldwide, Inc.	6,600
504	PPG Industries, Inc.	53,041
286	Sherwin-Williams Co.	34,400
1,173	Sigma-Aldrich Corp.	83,166
1,558	Solutia, Inc.	44,154
1,222	Valspar Corp.	62,505
395	W.R. Grace & Co.*	23,546
254	Westlake Chemical Corp.	16,243

		447,591

Commercial Banks - 0.4%
608	Bank of Hawaii Corp.	29,725
2,538	CapitalSource, Inc.	16,370
637	Comerica, Inc.	20,397
679	Cullen/Frost Bankers, Inc.	40,034
474	East West Bancorp, Inc.	10,793
2,927	Fifth Third Bancorp	41,651
69	First Citizens BancShares, Inc. Class A	11,958
1,710	SunTrust Banks, Inc.	41,519
2,576	Synovus Financial Corp.	5,409

		217,856

Commercial Services & Supplies - 0.2%
340	Avery Dennison Corp.	10,873
403	Cintas Corp.	15,786
1,517	Copart, Inc.*	40,064
2,333	Pitney Bowes, Inc.	39,964
691	R.R. Donnelley & Sons Co.	8,644

		115,331

Communications Equipment - 0.1%
258	F5 Networks, Inc.*	34,554
562	Polycom, Inc.*	7,458
489	Riverbed Technology, Inc.*	9,648
4,063	Tellabs, Inc.	15,317

		66,977

Computers & Peripherals - 0.2%
252	Lexmark International, Inc. Class A	7,585
759	SanDisk Corp.*	28,091
1,026	Western Digital Corp.*	39,819

		75,495

Construction & Engineering - 0.1%
555	Fluor Corp.	32,051
404	Jacobs Engineering Group, Inc.*	17,707
687	Quanta Services, Inc.*	15,197

		64,955

Consumer Finance - 0.1%
1,738	Discover Financial Services	58,918

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	21

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

Containers & Packaging - 0.1%
214	AptarGroup, Inc.	$11,665
522	Owens-Illinois, Inc.*	12,136
615	Sealed Air Corp.	11,796

		35,597

Distributors - 0.0%†
465	LKQ Corp.*	15,554

Diversified Consumer Services - 0.1%
1,537	Apollo Group, Inc. Class A*	54,133
369	Career Education Corp.*	2,631
156	Weight Watchers International, Inc.	11,850

		68,614

Diversified Financial Services - 0.2%
385	Interactive Brokers Group, Inc. Class A	5,841
380	IntercontinentalExchange, Inc.*	50,555
700	Leucadia National Corp.	17,402

		73,798

Diversified Telecommunication Services - 0.1%
6,499	Windstream Corp.	73,049

Electric Utilities - 0.4%
567	Entergy Corp.	37,172
2,877	Pepco Holdings, Inc.	54,433
2,105	PPL Corp.	57,572
938	Progress Energy, Inc.	49,920

		199,097

Electrical Equipment - 0.4%
374	Babcock & Wilcox Co.*	9,200
1,633	GrafTech International Ltd.*	19,171
717	Hubbell, Inc. Class B	57,532
382	Polypore International, Inc.*	14,268
854	Roper Industries, Inc.	87,023

		187,194

Electronic Equipment, Instruments & Components - 0.3%
561	Amphenol Corp. Class A	32,617
505	Avnet, Inc.*	18,220
171	Itron, Inc.*	6,977
1,722	Molex, Inc.	47,510
289	National Instruments Corp.	7,861
622	Trimble Navigation Ltd.*	33,675
1,938	Vishay Intertechnology, Inc.*	21,744

		168,604

Energy Equipment & Services - 0.6%
1,430	Cameron International Corp.*	73,288
357	Diamond Offshore Drilling, Inc.	24,472
668	Dresser-Rand Group, Inc.*	32,518
1,735	FMC Technologies, Inc.*	81,545
163	Oil States International, Inc.*	12,972
537	Patterson-UTI Energy, Inc.	8,683
1,559	Rowan Cos., Inc.*	53,832
1,015	Superior Energy Services, Inc.*	27,324

		314,634

Shares		Value

Food & Staples Retailing - 0.1%
493	Whole Foods Market, Inc.	$40,954

Food Products - 0.9%
469	Bunge Ltd.	30,251
1,303	ConAgra Foods, Inc.	33,643
584	Dean Foods Co.*	7,172
1,425	Flowers Foods, Inc.	30,566
432	Green Mountain Coffee Roasters, Inc.*	21,060
1,025	H.J. Heinz Co.	54,643
1,145	Hershey Co.	76,726
370	J.M. Smucker Co.	29,463
651	Mead Johnson Nutrition Co.	55,700
4,827	Sara Lee Corp.	106,387

		445,611

Gas Utilities - 0.2%
997	AGL Resources, Inc.	39,311
446	National Fuel Gas Co.	21,105
574	ONEOK, Inc.	49,301

		109,717

Health Care Equipment & Supplies - 0.7%
272	Alere, Inc.*	6,498
4,869	Boston Scientific Corp.*	30,480
1,794	DENTSPLY International, Inc.	73,661
294	Gen-Probe, Inc.*	23,976
125	Intuitive Surgical, Inc.*	72,275
513	Teleflex, Inc.	32,150
1,493	Varian Medical Systems, Inc.*	94,686
612	Zimmer Holdings, Inc.	38,513

		372,239

Health Care Providers & Services - 0.7%
559	AMERIGROUP Corp.*	34,524
873	AmerisourceBergen Corp.	32,484
310	Brookdale Senior Living, Inc.*	5,893
543	Catalyst Health Solutions, Inc.*	46,899
303	Community Health Systems, Inc.*	7,375
794	Coventry Health Care, Inc.	23,812
304	DaVita, Inc.*	26,928
1,406	Health Management Associates, Inc. Class A*	10,123
1,153	Health Net, Inc.*	41,058
319	Laboratory Corp. of America Holdings*	28,037
167	LifePoint Hospitals, Inc.*	6,517
1,477	Omnicare, Inc.	51,459
501	Quest Diagnostics, Inc.	28,903
2,291	Tenet Healthcare Corp.*	11,890
275	VCA Antech, Inc.*	6,507

		362,409

Health Care Technology - 0.1%
704	SXC Health Solutions Corp.*	63,768

Hotels, Restaurants & Leisure - 0.5%
188	Chipotle Mexican Grill, Inc.*	77,860
91	Choice Hotels International, Inc.	3,423
563	Hyatt Hotels Corp. Class A*	24,226
886	Marriott International, Inc. Class A	34,634

The accompanying notes are an integral part of these financial statements.

22	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

Hotels, Restaurants & Leisure (continued)
1,122	MGM Resorts International*	$15,057
621	Starwood Hotels & Resorts Worldwide, Inc.	36,763
4,031	Wendy's Co.	19,631
252	Wynn Resorts Ltd.	33,617

		245,211

Household Durables - 0.4%
620	Mohawk Industries, Inc.*	41,552
2,082	Newell Rubbermaid, Inc.	37,892
75	NVR, Inc.*	58,796
795	Tupperware Brands Corp.	49,521
243	Whirlpool Corp.	15,557

		203,318

Household Products - 0.2%
425	Clorox Co.	29,793
888	Energizer Holdings, Inc.*	63,341

		93,134

Independent Power Producers - 0.0%†
9,831	GenOn Energy, Inc.*	20,940

Insurance - 1.6%
1,024	American Financial Group, Inc.	39,854
1,053	Aon PLC	54,545
902	Aspen Insurance Holdings Ltd.	25,545
451	Assurant, Inc.	18,193
1,415	Assured Guaranty Ltd.	20,065
1,483	Brown & Brown, Inc.	39,996
340	CNA Financial Corp.	10,411
352	Erie Indemnity Co. Class A	27,069
325	Everest Re Group Ltd.	32,207
1,563	Genworth Financial, Inc. Class A*	9,394
579	Hanover Insurance Group, Inc.	23,368
2,730	Hartford Financial Services Group, Inc.	56,101
1,449	HCC Insurance Holdings, Inc.	46,310
637	Kemper Corp.	19,104
124	Markel Corp.*	54,595
1,747	Marsh & McLennan Cos., Inc.	58,437
3,304	Old Republic International Corp.	32,875
4,823	Progressive Corp.	102,730
341	Protective Life Corp.	9,978
576	StanCorp Financial Group, Inc.	22,107
983	Validus Holdings Ltd.	31,947
1,457	W.R. Berkley Corp.	54,871

		789,702

Internet & Catalog Retail - 0.1%
1,915	Liberty Interactive Corp. Class A*	36,079
167	Netflix, Inc.*	13,383

		49,462

Internet Software & Services - 0.3%
1,662	Akamai Technologies, Inc.*	54,181
521	IAC/InterActiveCorp	25,086
1,125	Monster Worldwide, Inc.*	9,709
1,832	VeriSign, Inc.	75,314

		164,290

Shares		Value

IT Services - 0.9%
650	Alliance Data Systems Corp.*	$83,519
1,412	Fiserv, Inc.*	99,250
47	FleetCor Technologies, Inc.*	1,859
310	Gartner, Inc.*	13,578
940	NeuStar, Inc. Class A*	34,169
1,335	Teradata Corp.*	93,156
516	Total System Services, Inc.	12,136
6,066	Western Union Co.	111,493

		449,160

Leisure Equipment & Products - 0.2%
2,217	Mattel, Inc.	74,491

Life Sciences Tools & Services - 0.1%
570	Life Technologies Corp.*	26,425
1,007	PerkinElmer, Inc.	27,793

		54,218

Machinery - 1.4%
337	CNH Global NV*	15,424
1,945	Donaldson Co., Inc.	67,414
1,143	Dover Corp.	71,620
1,407	Eaton Corp.	67,789
773	Graco, Inc.	41,208
848	IDEX Corp.	36,727
2,098	Ingersoll-Rand PLC	89,207
1,075	Lincoln Electric Holdings, Inc.	52,686
1,480	Pall Corp.	88,223
517	Parker Hannifin Corp.	45,336
314	Pentair, Inc.	13,609
742	Snap-On, Inc.	46,405
536	Stanley Black & Decker, Inc.	39,214
289	Valmont Industries, Inc.	35,816
218	Wabtec Corp.	16,956

		727,634

Marine - 0.1%
530	Alexander & Baldwin, Inc.	27,115

Media - 0.5%
187	Charter Communications, Inc. Class A*	11,308
887	Discovery Communications, Inc. Class A*	48,270
638	DISH Network Corp. Class A	20,397
781	Liberty Global, Inc. Class A*	38,901
971	McGraw-Hill Cos., Inc.	47,744
896	Omnicom Group, Inc.	45,974
12,572	Sirius XM Radio, Inc.*	28,413
1,011	Virgin Media, Inc.	24,830
16	Washington Post Co. Class B	6,051

		271,888

Metals & Mining - 0.4%
351	AK Steel Holding Corp.	2,605
338	Allegheny Technologies, Inc.	14,514
432	Cliffs Natural Resources, Inc.	26,896
179	Molycorp, Inc.*	4,844
2,318	Nucor Corp.	90,889
238	Reliance Steel & Aluminum Co.	13,302

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	23

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

Metals & Mining (continued)
282	Schnitzer Steel Industries, Inc. Class A	$11,243
506	United States Steel Corp.	14,335
198	Walter Energy, Inc.	13,129

		191,757

Multiline Retail - 0.1%
108	Dillard's, Inc. Class A	6,973
1,357	Macy's, Inc.	55,664

		62,637

Multi-Utilities - 0.9%
353	Alliant Energy Corp.	15,970
2,483	Ameren Corp.	81,418
932	Consolidated Edison, Inc.	55,407
2,158	DTE Energy Co.	121,668
2,406	MDU Resources Group, Inc.	55,194
3,563	NiSource, Inc.	87,828
312	OGE Energy Corp.	16,835
367	SCANA Corp.	16,926

		451,246

Office Electronics - 0.1%
5,503	Xerox Corp.	42,813

Oil, Gas & Consumable Fuels - 1.3%
666	Cabot Oil & Gas Corp.	23,403
494	Cobalt International Energy, Inc.*	13,219
1,280	Denbury Resources, Inc.*	24,371
2,450	El Paso Corp.	72,692
432	EQT Corp.	21,522
362	Forest Oil Corp.*	4,822
281	HollyFrontier Corp.	8,660
616	Murphy Oil Corp.	33,862
1,560	Noble Energy, Inc.	154,939
863	Peabody Energy Corp.	26,848
1,797	Plains Exploration & Production Co.*	73,408
756	SM Energy Co.	49,979
2,070	Spectra Energy Corp.	63,632
1,832	Tesoro Corp.*	42,594
1,817	Valero Energy Corp.	44,880

		658,831

Paper & Forest Products - 0.1%
1,393	International Paper Co.	46,401
541	MeadWestvaco Corp.	17,214

		63,615

Personal Products - 0.1%
1,370	Avon Products, Inc.	29,592

Pharmaceuticals - 0.3%
1,485	Endo Pharmaceuticals Holdings, Inc.*	52,183
1,380	Forest Laboratories, Inc.*	48,066
734	Watson Pharmaceuticals, Inc.*	55,314

		155,563

Shares		Value

Professional Services - 0.2%
630	IHS, Inc. Class A*	$63,674
1,047	Manpower, Inc.	44,602

		108,276

Real Estate Investment Trusts - 1.5%
197	Alexandria Real Estate Equities, Inc.	14,759
2,591	Annaly Capital Management, Inc.	42,285
381	Apartment Investment & Management Co. Class A	10,344
559	AvalonBay Communities, Inc.	81,279
464	Boston Properties, Inc.	50,228
6,038	Chimera Investment Corp.	17,450
939	Equity Residential	57,692
1,294	HCP, Inc.	53,636
1,573	Hospitality Properties Trust	43,383
1,247	Liberty Property Trust	45,453
1,352	Prologis, Inc.	48,375
430	Rayonier, Inc.	19,500
286	Regency Centers Corp.	12,859
900	SL Green Realty Corp.	74,196
1,534	Ventas, Inc.	90,184
587	Vornado Realty Trust	50,388
1,539	Weingarten Realty Investors	40,876

		752,887

Real Estate Management & Development - 0.1%
1,524	CBRE Group, Inc. Class A*	28,667
92	Howard Hughes Corp.*	6,174
247	Jones Lang LaSalle, Inc.	19,745

		54,586

Road & Rail - 0.2%
706	Con-Way, Inc.	22,945
969	Hertz Global Holdings, Inc.*	14,932
350	Kansas City Southern	26,957
610	Landstar System, Inc.	32,678

		97,512

Semiconductors & Semiconductor Equipment - 0.8%
1,027	Altera Corp.	36,530
955	Analog Devices, Inc.	37,226
1,489	Atmel Corp.*	13,207
2,141	Cypress Semiconductor Corp.*	33,186
390	International Rectifier Corp.*	8,514
1,601	Intersil Corp. Class A	16,442
397	Lam Research Corp.*	16,535
726	Linear Technology Corp.	23,748
1,618	Marvell Technology Group Ltd.*	24,286
941	Maxim Integrated Products, Inc.	27,835
2,763	Micron Technology, Inc.*	18,208
1,912	NVIDIA Corp.*	24,856
1,417	ON Semiconductor Corp.*	11,704
567	Silicon Laboratories, Inc.*	20,123
315	SunPower Corp.*	1,767
2,363	Teradyne, Inc.*	40,667
846	Xilinx, Inc.	30,778

		385,612

The accompanying notes are an integral part of these financial statements.

24	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

Software - 0.9%
1,349	Activision Blizzard, Inc.	$17,362
732	Autodesk, Inc.*	28,819
563	BMC Software, Inc.*	23,229
1,222	CA, Inc.	32,285
599	Citrix Systems, Inc.*	51,280
1,059	Electronic Arts, Inc.*	16,288
1,528	Fortinet, Inc.*	39,911
964	Intuit, Inc.	55,883
1,445	Nuance Communications, Inc.*	35,316
615	Red Hat, Inc.*	36,660
1,612	Synopsys, Inc.*	48,376
2,115	TIBCO Software, Inc.*	69,584

		454,993

Specialty Retail - 1.1%
1,020	Aaron's, Inc.	27,713
522	AutoNation, Inc.*	18,051
794	Bed Bath & Beyond, Inc.*	55,890
1,008	Best Buy Co., Inc.	22,246
1,200	Dick's Sporting Goods, Inc.	60,720
69	DSW, Inc. Class A	3,882
1,286	Gap, Inc.	36,651
2,226	Limited Brands, Inc.	110,632
1,351	RadioShack Corp.	6,998
749	Ross Stores, Inc.	46,131
1,210	Sally Beauty Holdings, Inc.*	32,186
932	Signet Jewelers Ltd.	45,454
2,272	Staples, Inc.	34,989
407	Tiffany & Co.	27,863
230	Tractor Supply Co.	22,634
729	Urban Outfitters, Inc.*	21,112

		573,152

Textiles, Apparel & Luxury Goods - 0.4%
1,230	Hanesbrands, Inc.*	34,711
761	PVH Corp.	67,577
248	Ralph Lauren Corp. Class A	42,723
439	Under Armour, Inc. Class A*	42,991

		188,002

Thrifts & Mortgage Finance - 0.1%
426	BankUnited, Inc.	10,479
3,332	People's United Financial, Inc.	41,117
1,018	TFS Financial Corp.*	10,007

		61,603

Tobacco - 0.1%
458	Lorillard, Inc.	61,963

Trading Companies & Distributors - 0.3%
223	MSC Industrial Direct Co., Inc. Class A	16,437
606	W.W. Grainger, Inc.	125,939

		142,376

Shares		Value

Wireless Telecommunication Services - 0.2%
925	Crown Castle International Corp.*	$52,364
542	NII Holdings, Inc.*	7,585
1,153	Telephone & Data Systems, Inc.	28,007

		87,956

	TOTAL COMMON STOCKS (Cost $12,214,720)	$12,253,118

SHORT TERM INVESTMENTS - 41.2%
Money Market Funds - 41.2%
12,864,200	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	12,864,200
4	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	4
8,051,596	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	8,051,596

	TOTAL SHORT TERM INVESTMENTS (Cost $20,915,800)	$20,915,800

	TOTAL INVESTMENTS (Cost $33,130,520) - 65.4% (b)	$33,168,918
	Other Assets in Excess of Liabilities - 34.6%	17,566,645

	TOTAL NET ASSETS - 100.0%	$50,735,563

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(†)	Less than 0.05%.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,168,918.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	25

Direxion Daily Mid Cap Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	S&P MidCap 400® Index	66,400	$60,102,221	0.340%	6/25/2012	$12,969,745
Morgan Stanley Capital Services	S&P MidCap 400® Index	32,937	35,758,685	0.490%	3/22/2013	299,660
BNP Paribas	S&P MidCap 400® Index	11,057	11,978,984	0.490%	9/19/2013	122,081
BNP Paribas	S&P MidCap 400® Index	17,615	19,192,773	0.490%	11/21/2013	71,191

			$127,032,663			$13,462,677

The accompanying notes are an integral part of these financial statements.

26	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 85.2%
Money Market Funds - 85.2%
8,525,355	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$8,525,355
2,721,547	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,721,547

	TOTAL SHORT TERM INVESTMENTS (Cost $11,246,902)	$11,246,902

	TOTAL INVESTMENTS (Cost $11,246,902) - 85.2% (b)	$11,246,902
	Other Assets in Excess of Liabilities - 14.8%	1,957,848

	TOTAL NET ASSETS - 100.0%	$13,204,750

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,246,902.

Direxion Daily Mid Cap Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid (Received)	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	S&P MidCap 400® Index	21,374	$20,256,099	(0.110)%	11/5/2012	$(3,268,622)
Morgan Stanley Capital Services	S&P MidCap 400® Index	9,800	10,600,835	0.040%	3/22/2013	(118,667)
BNP Paribas	S&P MidCap 400® Index	5,060	5,526,117	(0.560)%	11/21/2013	(10,226)

			$36,383,051			$(3,397,515)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	27

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 13.6%
Investment Companies - 13.6%
1,334,755	iShares Russell 2000 Index Fund	$108,689,100

	TOTAL INVESTMENT COMPANIES (Cost $110,881,564)	$108,689,100

SHORT TERM INVESTMENTS - 54.6%
Money Market Funds - 54.6%
249,232,020	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	249,232,020
86,660,132	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% †† (a)	86,660,132
99,429,978	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	99,429,978

	TOTAL SHORT TERM INVESTMENTS (Cost $435,322,130)	$435,322,130

	TOTAL INVESTMENTS (Cost $546,203,694) - 68.2% (b)	$544,011,230
	Other Assets in Excess of Liabilities - 31.8%	254,019,665

	TOTAL NET ASSETS - 100.0%	$798,030,895

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $544,011,230.

The accompanying notes are an integral part of these financial statements.

28	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	Russell 2000® Index	437,165	$284,702,921	(0.210)%	6/25/2012	$75,376,795
BNP Paribas	Russell 2000® Index	115,410	86,390,267	0.490%	12/20/2012	8,310,677
Morgan Stanley Capital Services	Russell 2000® Index	550,000	441,874,474	(0.060)%	3/22/2013	7,666,195
BNP Paribas	Russell 2000® Index	50,000	36,454,590	0.490%	5/16/2013	4,573,262
Citibank N.A.	Russell 2000® Index	330,000	268,748,875	0.090%	8/05/2013	1,662,612
BNP Paribas	Russell 2000® Index	180,000	145,510,013	0.490%	9/19/2013	1,743,751
Merrill Lynch International	Russell 2000® Index	424,385	346,626,035	0.140%	9/26/2013	316,087
BNP Paribas	Russell 2000® Index	60,000	47,804,959	0.490%	11/21/2013	1,213,685
Deutsche Bank AG London	Russell 2000® Index	650,795	530,119,988	(0.010)%	8/22/2014	1,612,523

			$2,188,232,122			$102,475,587

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	29

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 64.9%
Money Market Funds - 64.9%
358,045,311	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$358,045,311
98,103,982	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% †† (a)	98,103,982
88,676,665	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	88,676,665

	TOTAL SHORT TERM INVESTMENTS (Cost $544,825,958)	$544,825,958

	TOTAL INVESTMENTS (Cost $544,825,958) - 64.9% (b)	$544,825,958
	Other Assets in Excess of Liabilities - 35.1%	294,716,137

	TOTAL NET ASSETS - 100.0%	$839,542,095

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $544,825,958.

Direxion Daily Small Cap Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
BNP Paribas	Russell 2000® Index	11,920	$10,123,299	(1.010)%	5/17/2012	$142,877
BNP Paribas	Russell 2000® Index	138,000	117,455,965	(1.010)%	6/21/2012	2,046,279
Credit Suisse Capital, LLC	Russell 2000® Index	673,615	549,676,239	(0.910)%	12/21/2012	(2,185,442)
Morgan Stanley Capital Services	Russell 2000® Index	494,260	398,946,881	(0.760)%	3/22/2013	(4,927,150)
Merrill Lynch International	Russell 2000® Index	472,835	370,099,607	(1.010)%	4/29/2013	(17,495,580)
Citibank N.A.	Russell 2000® Index	330,000	268,739,224	(1.060)%	8/05/2013	(2,361,368)
BNP Paribas	Russell 2000® Index	80,000	63,427,100	(1.010)%	9/19/2013	(2,175,598)
BNP Paribas	Russell 2000® Index	165,100	133,249,156	(1.010)%	11/21/2013	(1,770,873)
Deutsche Bank AG London	Russell 2000® Index	717,720	582,696,812	(1.260)%	6/30/2014	(3,804,606)

			$2,494,414,283			$(32,531,461)

The accompanying notes are an integral part of these financial statements.

30	DIREXION SEMI-ANNUAL REPORT

Direxion Daily BRIC Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 20.3%
Brazil - 10.8%
2,991	Banco Bradesco SA Preference Shares ADR	$47,946
1,125	Banco Santander Brasil SA ADS	9,079
213	Braskem SA Preference A Shares - SP ADR*	3,131
1,353	BRF - Brasil Foods SA ADR	24,936
484	Centrais Eletricas Brasileiras SA ADR	4,124
430	Centrais Eletricas Brasileiras SA Preference B Shares ADR	5,138
237	Cia Brasileira de Distribuicao Grupo PAO de Acucar Preference Shares ADR	11,146
461	Cia de Bebidas Das Americas ADR	16,135
1,363	Cia de Bebidas Das Americas Preference Shares ADR	57,219
108	Cia de Saneamento Basico do Estado de Sao Paulo ADR	8,549
688	Cia Energetica de Minas Gerais Preference Shares ADR	16,973
208	Cia Paranaense de Energia Preference Shares ADR	5,210
1,372	Cia Siderurgica Nacional SA ADR	12,238
123	CPFL Energia SA ADR	3,469
252	Embraer SA ADR	8,729
531	Fibria Celulose SA ADR*	4,216
542	Gafisa SA ADR	1,995
1,571	Gerdau SA Preference Shares ADR	14,752
243	Gol Linhas Aereas Inteligentes SA Preference Shares ADR	1,288
3,326	Itau Unibanco Holding SA Preference Shares ADR	52,185
667	Oi SA ADR	11,959
2,727	Petroleo Brasileiro SA ADR	64,194
3,522	Petroleo Brasileiro SA Preference Shares-SP ADR	78,047
170	Tam SA Preference Shares Preference Shares ADR*	4,156
540	Telefonica Brasil SA ADR	15,374
377	Tim Participacoes SA ADR	11,284
841	Ultrapar Participacoes SA ADR	19,040
2,158	Vale SA ADR	47,908
3,361	Vale SA Preference A Shares ADR	72,698

		633,118

China - 4.8%
23	51job, Inc. ADR*	1,397
292	Aluminum Corp. of China Ltd. ADR*	3,513
74	AutoNavi Holdings Ltd. ADR*	873
267	Baidu, Inc. ADR*	35,431
28	Changyou.com Ltd. ADR*	678
115	China Eastern Airlines Corp. Ltd. ADS*	1,943
570	China Life Insurance Co. Ltd. ADR*	22,777
60	China Lodging Group Ltd. ADS*	764
285	China Petroleum & Chemical Corp. ADR	30,059

Shares		Value

China (continued)
79	China Southern Airlines Co. Ltd. ADR*	$1,755
241	China Telecom Corp. Ltd. ADR*	12,898
254	CNOOC Ltd. ADR	53,759
286	Ctrip.com International Ltd. ADR*	6,198
128	E-Commerce China Dangdang, Inc. ADR*	1,023
185	E-House China Holdings Ltd. ADS	1,373
184	Focus Media Holding Ltd. ADR	4,396
244	Giant Interactive Group, Inc. ADR	1,308
72	Guangshen Railway Co. Ltd. ADR*	1,352
52	Home Inns & Hotels Management, Inc. ADR*	1,235
143	Huaneng Power International, Inc. ADR*	3,402
117	iSoftStone Holdings Ltd. ADS*	934
387	JA Solar Holdings Co. Ltd. ADR*	503
168	LDK Solar Co. Ltd. ADR*	534
170	Mindray Medical International Ltd. ADR	5,569
145	NetEase.com, Inc. ADR*	8,746
261	New Oriental Education & Technology Group, Inc. ADR*	6,977
106	Perfect World Co. Ltd. ADR	1,294
296	PetroChina Co. Ltd. ADR	44,051
386	Renren, Inc. ADR*	2,355
1,021	Semiconductor Manufacturing International Corp. ADR*	2,481
172	Shanda Games Ltd. ADR	912
53	Sinopec Shanghai Petrochemical Co. Ltd. ADR	1,830
93	Spreadtrum Communications, Inc. ADR	1,283
264	Suntech Power Holdings Co. Ltd. ADR*	665
201	Trina Solar Ltd. ADR*	1,459
120	VanceInfo Technologies, Inc. ADR*	1,554
175	WuXi PharmaTech Cayman, Inc. ADR*	2,516
385	Yanzhou Coal Mining Co. Ltd. ADR*	8,154
231	Yingli Green Energy Holding Co. Ltd. ADR*	841
170	Youku.com, Inc. ADR*	4,087

		282,879

Hong Kong - 2.0%
1,726	China Mobile Ltd. ADR	95,517
756	China Unicom Hong Kong Ltd. ADR	13,139
510	Melco Crown Entertainment Ltd. ADR*	7,915

		116,571

India - 2.3%
254	Dr. Reddy's Laboratories Ltd. ADR	8,593
979	HDFC Bank Ltd. ADR	33,609
730	ICICI Bank Ltd. ADR	24,740
632	Infosys Ltd. ADR	29,925
52	Patni Computer Systems Ltd. ADR*	1,012

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	31

Direxion Daily BRIC Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

India (continued)
709	Sterlite Industries India Ltd. ADR	$5,807
677	Tata Motors Ltd. ADR	20,141
849	Wipro Ltd. ADR	8,201
69	WNS Holdings Ltd. ADR*	768

		132,796

Netherlands - 0.1%
580	VimpelCom Ltd. ADR	5,910

Russia - 0.3%
551	Mechel ADR*	3,614
892	Mobile TeleSystems ADR	17,448

		21,062

	TOTAL COMMON STOCKS (Cost $1,173,740)	$1,192,336

Shares		Value

SHORT TERM INVESTMENTS - 57.1%
Money Market Funds - 57.1%
1,017,640	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$1,017,640
1,037,515	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% †† (a)	1,037,515
1,290,000	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,290,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,345,155)	$3,345,155

	TOTAL INVESTMENTS (Cost $4,518,895) - 77.4% (b)	$4,537,491
	Other Assets in Excess of Liabilities - 22.6%	1,323,182

	TOTAL NET ASSETS - 100.0%	$5,860,673

Summary by Industry	Value	% of Net Assets
Aerospace & Defense	$8,729	0.2%
Airlines	9,142	0.2
Automobiles	20,141	0.3
Beverages	73,354	1.3
Chemicals	4,961	0.1
Commercial Banks	167,558	2.9
Diversified Consumer Services	6,977	0.1
Diversified Telecommunication	53,371	0.9
Electric Utilities	34,914	0.6
Food & Staples Retailing	11,146	0.2
Food Products	24,936	0.4
Health Care Equipment & Supplies	5,569	0.1
Hotels, Restaurants & Leisure	16,113	0.3
Household Durables	1,995	0.0	†
Independent Power Producers & Energy Traders	3,402	0.1
Insurance	22,777	0.4
Internet & Catalog Retail	1,023	0.0	†
Internet Software & Services	50,619	0.9
IT Services	40,840	0.7
Life Sciences Tools & Services	2,516	0.0	†
Media	4,396	0.1
Metals & Mining	160,530	2.7
Oil, Gas & Consumable Fuels	297,304	5.1
Paper & Forest Products	4,216	0.1
Pharmaceuticals	8,593	0.1
Professional Services	1,397	0.0	†
Real Estate Management & Development	1,373	0.0	†
Road & Rail	1,352	0.0	†
Semiconductors & Semiconductor Equipment	7,766	0.1
Software	6,619	0.1
Water Utilities	8,549	0.1
Wireless Telecommunication Services	130,158	2.2
Short Term Investments	3,345,155	57.1

Total Investments	4,537,491	77.4
Other Assets in Excess of Liabilities	1,323,182	22.6

Net Assets	$5,860,673	100.0%

The accompanying notes are an integral part of these financial statements.

32	DIREXION SEMI-ANNUAL REPORT

Direxion Daily BRIC Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipts.

ADS — American Depositary Shares.

(*)	Non-Income producing security.

(†)	Less than 0.05%.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,537,491.

Direxion Daily BRIC Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	The Bank of New York Mellon BRIC Select ADR® Index	1,896	$8,099,849	0.240%	10/15/2012	$518,338
Morgan Stanley Captial Services	The Bank of New York Mellon BRIC Select ADR® Index	997	4,890,469	0.240%	2/26/2013	(370,781)
Merrill Lynch International	The Bank of New York Mellon BRIC Select ADR® Index	745	3,489,672	0.890%	8/28/2013	(124,598)

			$16,479,990			$22,959

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	33

Direxion Daily BRIC Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 67.0%
Money Market Funds - 67.0%
707,906	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$707,906
760,391	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	760,391

	TOTAL SHORT TERM INVESTMENTS (Cost $1,468,297)	$1,468,297

	TOTAL INVESTMENTS (Cost $1,468,297) - 67.0% (b)	$1,468,297
	Other Assets in Excess of Liabilities - 33.0%	724,736

	TOTAL NET ASSETS - 100.0%	$2,193,033

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,468,297.

Direxion Daily BRIC Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	The Bank of New York Mellon BRIC Select ADR® Index	832	$3,668,685	(0.760)%	1/16/2013	$(102,602)
Merrill Lynch International	The Bank of New York Mellon BRIC Select ADR® Index	628	2,961,051	(0.960)%	3/26/2013	116,768

			$6,629,736			$14,166

The accompanying notes are an integral part of these financial statements.

34	DIREXION SEMI-ANNUAL REPORT

Direxion Daily China Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 24.5%
Airlines - 0.5%
6,902	China Eastern Airlines Corp. Ltd. ADS*	$116,644
5,590	China Southern Airlines Co. Ltd. ADR*	124,154

		240,798

Chemicals - 0.3%
3,687	Sinopec Shanghai Petrochemical Co. Ltd. ADR	127,312

Diversified Consumer Services - 0.6%
10,554	New Oriental Education & Technology Group, Inc. ADR*	282,108

Diversified Telecommunication Services - 1.9%
7,547	China Telecom Corp. Ltd. ADR*	403,915
25,117	China Unicom Hong Kong Ltd. ADR	436,534

		840,449

Health Care Equipment & Supplies - 0.6%
8,060	Mindray Medical International Ltd. ADR	264,046

Hotels, Restaurants & Leisure - 1.6%
5,995	China Lodging Group Ltd. ADS*	76,316
11,791	Ctrip.com International Ltd. ADR*	255,511
4,192	Home Inns & Hotels Management, Inc. ADR*	99,602
18,025	Melco Crown Entertainment Ltd. ADR*	279,748

		711,177

Independent Power Producers & Energy Traders - 0.5%
8,502	Huaneng Power International, Inc. ADR*	202,263

Insurance - 1.5%
16,932	China Life Insurance Co. Ltd. ADR*	676,603

Internet & Catalog Retail - 0.2%
12,840	E-Commerce China Dangdang, Inc. ADR*	102,592

Internet Software & Services - 3.0%
4,819	Baidu, Inc. ADR*	639,482
5,835	NetEase.com, Inc. ADR*	351,967
23,661	Renren, Inc. ADR*	144,332
7,880	Youku.com, Inc. ADR*	189,435

		1,325,216

IT Services - 0.2%
9,406	iSoftStone Holdings Ltd.. ADS*	75,060

Life Sciences Tools & Services - 0.4%
10,737	WuXi PharmaTech Cayman, Inc. ADR*	154,398

Media - 0.5%
8,922	Focus Media Holding Ltd. ADR	213,146

Shares		Value

Metals & Mining - 0.5%
16,970	Aluminum Corp. of China Ltd. ADR*	$204,149

Oil, Gas & Consumable Fuels - 6.0%
5,877	China Petroleum & Chemical Corp. ADR	619,847
4,097	CNOOC Ltd. ADR	867,130
5,878	PetroChina Co. Ltd. ADR	874,764
14,526	Yanzhou Coal Mining Co. Ltd. ADR*	307,661

		2,669,402

Professional Services - 0.3%
1,935	51job, Inc. ADR*	117,493

Real Estate Management & Development - 0.3%
15,986	E-House China Holdings Ltd.. ADR	118,616

Road & Rail - 0.2%
5,654	Guangshen Railway Co. Ltd. ADR*	106,182

Semiconductors & Semiconductor Equipment - 1.4%
39,110	JA Solar Holdings Co. Ltd. ADR*	50,843
17,793	LDK Solar Co. Ltd. ADR*	56,582
55,549	Semiconductor Manufacturing International Corp. ADR*	134,984
7,825	Spreadtrum Communications, Inc. ADR	107,985
29,809	Suntech Power Holdings Co. Ltd. ADR*	75,118
14,858	Trina Solar Ltd. ADR*	107,869
24,000	Yingli Green Energy Holding Co. Ltd. ADR*	87,360

		620,741

Software - 1.3%
6,535	AutoNavi Holdings Ltd. ADR*	77,113
2,755	Changyou.com Ltd. ADR*	66,726
21,907	Giant Interactive Group, Inc. ADR	117,422
8,242	Perfect World Co. Ltd. ADR	100,635
19,108	Shanda Games Ltd. ADR	101,272
8,660	VanceInfo Technologies, Inc. ADR*	112,147

		575,315

Wireless Telecommunication Services - 2.7%
21,920	China Mobile Ltd. ADR	1,213,053

	TOTAL COMMON STOCKS (Cost $9,772,484)	$10,840,119

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	35

Direxion Daily China Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 47.7%
Money Market Funds - 47.7%
11,943,440	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$11,943,440
9,141,232	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	9,141,232

	TOTAL SHORT TERM INVESTMENTS (Cost $21,084,672)	$21,084,672

	TOTAL INVESTMENTS (Cost $30,857,156) - 72.2% (b)	$31,924,791
	Other Assets in Excess of Liabilities - 27.8%	12,277,404

	TOTAL NET ASSETS - 100.0%	$44,202,195

Percentages are stated as a percent of net assets.

ADS – American Depositary Shares.

ADR – American Depositary Receipts.

(*)	Non-Income producing security.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,924,791.

Direxion Daily China Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	The Bank of New York Mellon China Select ADR® Index	7,480	$27,451,964	0.440%	7/6/2012	$(151,739)
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR® Index	12,340	40,594,404	0.440%	11/21/2012	4,410,070
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	1,980	7,389,511	0.490%	12/20/2012	(171,862)
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	1,660	6,183,735	0.490%	9/19/2013	(123,189)
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	813	2,962,067	0.490%	11/21/2013	5,466
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR® Index	9,086	30,025,451	0.440%	12/18/2014	3,137,329

			$114,607,132			$7,106,075

The accompanying notes are an integral part of these financial statements.

36	DIREXION SEMI-ANNUAL REPORT

Direxion Daily China Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 78.4%
Money Market Funds - 78.4%
7,843,160	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$7,843,160
2,410,192	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,410,192

	TOTAL SHORT TERM INVESTMENTS (Cost $10,253,352)	$10,253,352

	TOTAL INVESTMENTS (Cost $10,253,352) - 78.4% (b)	$10,253,352
	Other Assets in Excess of Liabilities - 21.6%	2,824,523

	TOTAL NET ASSETS - 100.0%	$13,077,875

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,253,352.

Direxion Daily China Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR® Index	2,473	$9,613,744	(1.760)%	7/23/2012	$393,122
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	763	2,761,487	(1.410)%	10/18/2012	(52,089)
Credit Suisse Capital, LLC	The Bank of New York Mellon China Select ADR® Index	2,454	8,831,321	(1.760)%	11/05/2012	(133,850)
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	963	3,508,403	(1.410)%	5/16/2013	(13,330)
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	434	1,625,723	(1.410)%	9/19/2013	36,935
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	1,053	3,793,815	(1.410)%	11/21/2013	(54,512)
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR® Index	2,608	8,935,059	(1.560)%	12/18/2014	(616,617)

			$39,069,552			$(440,341)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	37

Direxion Daily Developed Markets Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 23.7%
Investment Companies - 23.7%
89,880	iShares MSCI EAFE® Index Fund	$4,831,050

	TOTAL INVESTMENT COMPANIES (Cost $5,474,591)	$4,831,050

SHORT TERM INVESTMENTS - 54.8%
Money Market Funds - 54.8%
8,211,755	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	8,211,755
746	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	746
2,950,067	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,950,067

	TOTAL SHORT TERM INVESTMENTS (Cost $11,162,568)	$11,162,568

	TOTAL INVESTMENTS (Cost $16,637,159) - 78.5% (b)	$15,993,618
	Other Assets in Excess of Liabilities - 21.5%	4,379,390

	TOTAL NET ASSETS - 100.0%	$20,373,008

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,993,618.

Direxion Daily Developed Markets Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	iShares MSCI EAFE® Index Fund	446,227	$23,435,735	0.390%	6/25/2012	$634,249
BNP Paribas	iShares MSCI EAFE® Index Fund	25,110	1,394,088	0.490%	11/21/2012	(44,964)
Morgan Stanley Capital Services	iShares MSCI EAFE® Index Fund	260,291	13,819,818	0.040%	3/22/2013	170,619
Deutsch Bank AG London	iShares MSCI EAFE® Index Fund	315,605	16,065,394	0.440%	4/29/2016	876,421

			$54,715,035			$1,636,325

The accompanying notes are an integral part of these financial statements.

38	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Developed Markets Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 70.4%
Money Market Funds - 70.4%
7,754,010	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$7,754,010
2,766,280	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,766,280

	TOTAL SHORT TERM INVESTMENTS (Cost $10,520,290)	$10,520,290

	TOTAL INVESTMENTS (Cost $10,520,290) - 70.4% (b)	$10,520,290
	Other Assets in Excess of Liabilities - 29.6%	4,415,748

	TOTAL NET ASSETS - 100.0%	$14,936,038

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,520,290.

Direxion Daily Developed Markets Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	iShares MSCI EAFE® Index Fund	176,537	$10,046,683	0.040%	7/11/2012	$495,174
Morgan Stanley Capital Services	iShares MSCI EAFE® Index Fund	232,291	12,197,069	(0.310)%	3/22/2013	(290,132)
BNP Paribas	iShares MSCI EAFE® Index Fund	93,675	5,129,602	(0.560)%	11/21/2013	92,102
Deutsch Bank AG London	iShares MSCI EAFE® Index Fund	331,155	17,144,416	(0.060)%	4/29/2016	(656,740)

			$44,517,770			$(359,596)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	39

Direxion Daily Emerging Markets Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 23.4%
Investment Companies - 23.4%
2,061,479	iShares MSCI Emerging Markets Index Fund	$86,994,414

	TOTAL INVESTMENT COMPANIES (Cost $89,942,036)	$86,994,414

SHORT TERM INVESTMENTS - 51.3%
Money Market Funds - 51.3%
128,025,956	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	128,025,956
21,850,017	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	21,850,017
41,254,178	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	41,254,178

	TOTAL SHORT TERM INVESTMENTS (Cost $191,130,151)	$191,130,151

	TOTAL INVESTMENTS (Cost $281,072,187) - 74.7% (b)	$278,124,565
	Other Assets in Excess of Liabilities - 25.3%	94,249,299

	TOTAL NET ASSETS - 100.0%	$372,373,864

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $278,124,565.

The accompanying notes are an integral part of these financial statements.

40	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Emerging Markets Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	iShares MSCI Emerging Market Index Fund	5,861,860	$240,496,424	0.390%	6/25/2012	$6,601,557
Morgan Stanley Capital Services	iShares MSCI Emerging Market Index Fund	3,988,349	171,237,902	0.390%	5/22/2013	(2,967,134)
Citibank N.A.	iShares MSCI Emerging Market Index Fund	2,044,520	87,951,378	0.490%	8/5/2013	(1,763,385)
BNP Paribas	iShares MSCI Emerging Market Index Fund	1,877,070	82,529,120	0.490%	9/19/2013	(3,374,623)
Merrill Lynch International	iShares MSCI Emerging Market Index Fund	1,974,927	84,280,158	0.690%	9/26/2013	(991,269)
BNP Paribas	iShares MSCI Emerging Market Index Fund	1,743,915	74,382,142	0.490%	11/21/2013	(810,039)
Deutsche Bank AG London	iShares MSCI Emerging Market Index Fund	6,920,235	265,702,714	0.440%	6/30/2014	27,497,301

			$1,006,579,838			$24,192,408

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	41

Direxion Daily Emerging Markets Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 73.6%
Money Market Funds - 73.6%
66,956,575	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$66,956,575
16,724,205	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	16,724,205
14,047,977	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	14,047,977

	TOTAL SHORT TERM INVESTMENTS (Cost $97,728,757)	$97,728,757

	TOTAL INVESTMENTS (Cost $97,728,757) - 73.6% (b)	$97,728,757
	Other Assets in Excess of Liabilities - 26.4%	35,051,633

	TOTAL NET ASSETS - 100.0%	$132,780,390

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $97,728,757.

Direxion Daily Emerging Markets Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	iShares MSCI Emerging Market Index Fund	1,895,475	$78,971,842	(0.060)%	12/10/2012	$(1,020,262)
Morgan Stanley Capital Services	iShares MSCI Emerging Market Index Fund	1,308,169	56,187,929	0.090%	3/22/2013	988,936
Citibank N.A.	iShares MSCI Emerging Market Index Fund	1,489,645	64,285,872	(0.710)%	8/5/2013	1,338,479
BNP Paribas	iShares MSCI Emerging Market Index Fund	595,850	25,867,062	(0.660)%	9/19/2013	698,874
Merrill Lynch International	iShares MSCI Emerging Market Index Fund	1,550,632	66,549,529	(0.460)%	9/26/2013	1,085,115
BNP Paribas	iShares MSCI Emerging Market Index Fund	873,510	37,391,101	(0.660)%	11/21/2013	505,857
Deutsche Bank AG London	iShares MSCI Emerging Market Index Fund	1,726,200	67,331,282	(0.760)%	9/23/2015	(5,839,516)

			$396,584,617			$(2,242,517)

The accompanying notes are an integral part of these financial statements.

42	DIREXION SEMI-ANNUAL REPORT

Direxion Daily India Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 36.2%
Investment Companies - 36.2%
445,927	PowerShares India Portfolio	$7,955,338

	TOTAL INVESTMENT COMPANIES (Cost $8,881,207)	$7,955,338

SHORT TERM INVESTMENTS - 63.0%
Money Market Funds - 63.0%
6,053,918	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	6,053,918
3,340,002	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	3,340,002
4,460,621	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	4,460,621

	TOTAL SHORT TERM INVESTMENTS (Cost $13,854,541)	$13,854,541

	TOTAL INVESTMENTS (Cost $22,735,748) - 99.2% (b)	$21,809,879
	Other Assets in Excess of Liabilities - 0.8%	181,709

	TOTAL NET ASSETS - 100.0%	$21,991,588

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,809,879.

Direxion Daily India Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	PowerShares India Portfolio	714,386	$13,233,533	(0.760)%	10/15/2012	$(482,531)
Morgan Stanley Capital Services	PowerShares India Portfolio	725,500	14,216,186	(0.760)%	4/12/2013	(1,250,105)
BNP Paribas	PowerShares India Portfolio	345,550	6,885,490	0.490%	9/19/13	(713,095)
Merrill Lynch International	PowerShares India Portfolio	596,323	11,133,350	0.740%	9/26/2013	(502,740)
BNP Paribas	PowerShares India Portfolio	11,595	212,347	0.490%	11/21/2013	(5,515)
Deutsche Bank AG London	PowerShares India Portfolio	859,001	15,921,723	(1.010)%	3/11/2015	(584,535)

			$61,602,629			$(3,538,521)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	43

Direxion Daily India Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 78.8%
Money Market Funds - 78.8%
1,315,854	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$1,315,854
1,190,261	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	1,190,261
760,156	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	760,156

	TOTAL SHORT TERM INVESTMENTS (Cost $3,266,271)	$3,266,271

	TOTAL INVESTMENTS (Cost $3,266,271) - 78.8% (b)	$3,266,271
	Other Assets in Excess of Liabilities - 21.2%	880,579

	TOTAL NET ASSETS - 100.0%	$4,146,850

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,266,271.

Direxion Daily India Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation
Merrill Lynch International	PowerShares India Portfolio	239,368	$4,775,592	(4.260)%	8/29/2012	$466,712
Credit Suisse Capital, LLC	PowerShares India Portfolio	66,131	1,205,787	(1.760)%	10/15/2012	25,162
Morgan Stanley Capital Services	PowerShares India Portfolio	123,795	2,741,096	(1.760)%	4/12/2013	490,777
BNP Paribas	PowerShares India Portfolio	104,820	1,885,334	(2.760)%	11/21/2013	13,178
Deutsche Bank AG London	PowerShares India Portfolio	163,240	3,029,423	(3.010)%	3/11/2015	109,842

			$13,637,232			$1,105,671

The accompanying notes are an integral part of these financial statements.

44	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Latin America Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 31.6%
Investment Companies - 31.6%
260,652	iShares S&P Latin America 40 Index Fund	$11,922,222

	TOTAL INVESTMENT COMPANIES (Cost $12,389,995)	$11,922,222

SHORT TERM INVESTMENTS - 37.7%
Money Market Funds - 37.7%
13,161,828	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	13,161,828
1,061,161	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,061,161

	TOTAL SHORT TERM INVESTMENTS (Cost $14,222,989)	$14,222,989

	TOTAL INVESTMENTS (Cost $26,612,984) - 69.3% (b)	$26,145,211
	Other Assets in Excess of Liabilities - 30.6%	11,546,601

	TOTAL NET ASSETS - 100.0%	$37,691,812

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,145,211.

Direxion Daily Latin America Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	iShares S&P Latin America 40 Index Fund	1,206,840	$51,095,795	0.390%	7/6/2012	$4,635,923
Morgan Stanley Capital Services	iShares S&P Latin America 40 Index Fund	79,622	3,659,520	0.390%	4/3/2013	(17,760)
Deutsche Bank AG London	iShares S&P Latin America 40 Index Fund	925,060	39,843,269	0.490%	12/18/2014	2,615,639

			$94,598,584			$7,233,802

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	45

Direxion Daily Latin America Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 77.1%
Money Market Funds - 77.1%
3,555,948	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$3,555,948
20	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	20
1,210,000	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,210,000

	TOTAL SHORT TERM INVESTMENTS (Cost $4,765,968)	$4,765,968

	TOTAL INVESTMENTS (Cost $4,765,968) - 77.1% (b)	$4,765,968
	Other Assets in Excess of Liabilities - 22.9%	1,412,225

	TOTAL NET ASSETS - 100.0%	$6,178,193

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to 4,765,968.

Direxion Daily Latin America Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	iShares S&P Latin America 40 Index Fund	215,255	$9,251,870	(0.060)%	9/10/2012	$(737,684)
Morgan Stanley Capital Services	iShares S&P Latin America 40 Index Fund	100,854	4,644,866	(0.060)%	4/3/2013	31,650
Deutsche Bank AG London	iShares S&P Latin America 40 Index Fund	89,120	3,892,257	(0.510)%	12/18/2014	(188,483)

			$17,788,993			$(894,517)

The accompanying notes are an integral part of these financial statements.

46	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Russia Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 32.2%
Investment Companies - 32.2%
196,122	Market Vectors® Russia ETF	$5,873,854

	TOTAL INVESTMENT COMPANIES (Cost $6,033,739)	$5,873,854

SHORT TERM INVESTMENTS - 48.9%
Money Market Funds - 48.9%
1,111,451	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	1,111,451
6,659,985	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	6,659,985
1,160,019	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,160,019

	TOTAL SHORT TERM INVESTMENTS (Cost $8,931,455)	$8,931,455

	TOTAL INVESTMENTS (Cost $14,965,194) - 81.1% (b)	$14,805,309
	Other Assets in Excess of Liabilities - 18.9%	3,462,180

	TOTAL NET ASSETS - 100.0%	$18,267,489

Percentages are stated as a percent of net assets.

ETF — Exchange-Traded Fund.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,805,309.

Direxion Daily Russia Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Market Vectors® Russia ETF	310,785	$8,183,929	(0.260%)	6/25/2012	$1,316,218
Morgan Stanley Capital Services	Market Vectors® Russia ETF	144,076	4,443,883	(0.560%)	6/28/2012	(127,143)
Merrill Lynch International	Market Vectors® Russia ETF	1,017,121	29,292,491	0.540%	2/26/2013	1,433,487
BNP Paribas	Market Vectors® Russia ETF	56,009	1,796,568	0.490%	11/21/2013	(119,961)
Deutsche Bank AG London	Market Vectors® Russia ETF	105,700	3,164,030	0.240%	5/18/2016	1,487

			$46,880,901			$2,504,088

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	47

Direxion Daily Russia Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 91.5%
Money Market Funds - 91.5%
3,021,359	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$3,021,359
2,170,014	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	2,170,014
1,140,018	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,140,018

	TOTAL SHORT TERM INVESTMENTS (Cost $6,331,391)	$6,331,391

	TOTAL INVESTMENTS (Cost $6,331,391) - 91.5% (b)
		$6,331,391
	Other Assets in Excess of Liabilities - 8.5%	588,157

	TOTAL NET ASSETS - 100.0%	$6,919,548

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.

  (a) Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,331,391.

Direxion Daily Russia Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Market Vectors® Russia ETF	158,310	$5,856,209	(1.260)%	6/25/2012	$954,743
Morgan Stanley Capital Services	Market Vectors® Russia ETF	123,153	3,891,113	(1.560)%	7/3/2012	191,909
BNP Paribas	Market Vectors® Russia ETF	7,999	249,438	(1.510)%	9/19/2013	9,100
BNP Paribas	Market Vectors® Russia ETF	43,538	1,372,479	(1.510)%	11/21/2013	66,618
BNP Paribas	Market Vectors® Russia ETF	99,094	3,243,061	(1.510)%	10/17/2013	269,114
Merrill Lynch International	Market Vectors® Russia ETF	198,160	5,979,356	(0.860)%	2/26/2013	37,220
Deutsche Bank AG London	Market Vectors® Russia ETF	62,867	1,862,509	(1.760)%	5/18/2016	(20,949)

			$22,454,165			$1,507,755

ETF — Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

48	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Agribusiness Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 25.6%
Investment Companies - 25.6%
14,351	Market Vectors® Agribusiness ETF	$748,118

	TOTAL INVESTMENT COMPANIES (Cost $760,329)	$748,118

SHORT TERM INVESTMENTS - 10.3%
Money Market Funds - 10.3%
300,010	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	300,010

	TOTAL SHORT TERM INVESTMENTS (Cost $300,010)	$300,010

	TOTAL INVESTMENTS (Cost $1,060,339) - 35.9% (b)
		$1,048,128
	Other Assets in Excess of Liabilities - 64.1%	1,872,838

	TOTAL NET ASSETS - 100.0%	$2,920,966

Percentages are stated as a percent of net assets.

ETF — Exchange-Traded Fund.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,048,128.

Direxion Daily Agribusiness Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	Market Vectors® Agribusiness ETF	135,078	$6,580,803	(0.010)%	6/25/2012	$501,598
Merrill Lynch International	Market Vectors® Agribusiness ETF	18,735	965,064	(0.210)%	4/26/2013	11,928

			$7,545,867			$513,526

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	49

Direxion Daily Agribusiness Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 96.1%
Money Market Funds - 96.1%
840,231	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$840,231
640,011	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	640,011
550,000	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	550,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,030,242)	$2,030,242

	TOTAL INVESTMENTS (Cost $2,030,242) - 96.1% (b)	$2,030,242
	Other Assets in Excess of Liabilities - 3.9%	82,522

	TOTAL NET ASSETS - 100.0%	$2,112,764

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,030,242.

Direxion Daily Agribusiness Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Market Vectors® Agribusiness ETF	46,296	$2,225,346	(1.510)%	9/10/2012	$(216,566)
Merrill Lynch International	Market Vectors® Agribusiness ETF	53,345	2,810,352	(2.010)%	12/27/2012	18,783
Morgan Stanley Capital Services	Market Vectors® Agribusiness ETF	21,955	1,131,320	(2.060)%	3/11/2013	(13,888)

			$6,167,018			$(211,671)

ETF — Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

50	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Basic Materials Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 23.7%
Investment Companies - 23.7%
36,536	Materials Select Sector SPDR Trust	$1,339,775

	TOTAL INVESTMENT COMPANIES (Cost $1,339,090)	$1,339,775

SHORT TERM INVESTMENTS - 40.9%
Money Market Funds - 40.9%
2,109,100	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	2,109,100
200,001	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	200,001

	TOTAL SHORT TERM INVESTMENTS (Cost $2,309,101)	$2,309,101

	TOTAL INVESTMENTS (Cost $3,648,191) - 64.6% (b)	$3,648,876
	Other Assets in Excess of Liabilities - 35.4%	2,003,484

	TOTAL NET ASSETS - 100.0%	$5,652,360

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,648,876.

Direxion Daily Basic Materials Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Materials Select Sector SPDR Fund	144,001	$5,315,623	0.490%	7/30/2012	$(29,990)
BNP Paribas	Materials Select Sector SPDR Fund	29,100	988,031	0.490%	5/16/2013	76,649
BNP Paribas	Materials Select Sector SPDR Fund	31,030	1,082,958	0.490%	6/20/2013	52,324
Merrill Lynch International	Materials Select Sector SPDR Fund	21,923	809,672	0.690%	7/29/2013	(4,228)
BNP Paribas	Materials Select Sector SPDR Fund	15,612	567,056	0.490%	8/22/2013	4,579
BNP Paribas	Materials Select Sector SPDR Fund	18,030	673,924	0.490%	11/21/2013	(13,107)
Deutsche Bank AG London	Materials Select Sector SPDR Fund	166,200	5,262,210	0.340%	6/17/2016	884,268

			$14,699,474			$970,495

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	51

Direxion Daily Basic Materials Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 85.6%
Money Market Funds - 85.6%
1,041,259	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$1,041,259

	TOTAL SHORT TERM INVESTMENTS (Cost $1,041,259)	$1,041,259

	TOTAL INVESTMENTS (Cost $1,041,259) - 85.6% (b)	$1,041,259
	Other Assets in Excess of Liabilities - 14.4%	175,556

	TOTAL NET ASSETS - 100.0%	$1,216,815

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,041,259.

Direxion Daily Basic Materials Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Materials Select Sector SPDR Fund	2,742	$100,529	(0.010)%	7/16/2012	$(20)
Deutsche Bank AG London	Materials Select Sector SPDR Fund	96,809	3,695,137	(0.110)%	6/17/2016	78,934

			$3,795,666			$78,914

The accompanying notes are an integral part of these financial statements.

52	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Gold Miners Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 51.5%
Investment Companies - 51.5%
1,863,651	Market Vectors® Gold Miners ETF	$86,454,770

	TOTAL INVESTMENT COMPANIES (Cost $89,877,116)	$86,454,770

SHORT TERM INVESTMENTS - 53.8%
Money Market Funds - 53.8%
64,866,294	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	64,866,294
25,490,175	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	25,490,175

	TOTAL SHORT TERM INVESTMENTS (Cost $90,356,469)	$90,356,469

	TOTAL INVESTMENTS (Cost $180,233,585) - 105.3% (b)	$176,811,239
	Liabilities in Excess of Other Assets - (5.3%)	(8,818,851)

	TOTAL NET ASSETS - 100.0%	$167,992,388

Percentages are stated as a percent of net assets.

ETF — Exchange-Traded Fund.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $176,811,239.

Direxion Daily Gold Miners Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	Market Vectors® Gold Miners ETF	3,560,444	$185,731,964	(0.190)%	6/11/2012	$(20,493,355)
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	2,443,800	115,377,114	0.490%	6/19/2012	(2,031,694)
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	2,996,336	154,511,234	0.340%	12/10/2015	(15,577,862)

			$455,620,312			$(38,102,911)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	53

Direxion Daily Gold Miners Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 68.6%
Money Market Funds - 68.6%
4,645,784	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$4,645,784
380,040	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	380,040

	TOTAL SHORT TERM INVESTMENTS (Cost $5,025,824)	$5,025,824

	TOTAL INVESTMENTS (Cost $5,025,824) - 68.6% (b)	$5,025,824
	Other Assets in Excess of Liabilities - 31.4%	2,304,566

	TOTAL NET ASSETS - 100.0%	$7,330,390

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,025,824.

Direxion Daily Gold Miners Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Market Vectors® Gold Miners ETF	245,079	$13,518,427	(0.640)%	6/11/2012	$2,131,795
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	42,070	1,944,286	0.040%	6/14/2012	(7,333)
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	187,013	9,295,742	(0.260)%	12/10/2015	617,424

			$24,758,455			$2,741,886

ETF — Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

54	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 24.7%
Investment Companies - 24.7%
29,000	Health Care Select Sector SPDR Fund	$1,087,790

	TOTAL INVESTMENT COMPANIES (Cost $1,048,174)	$1,087,790

SHORT TERM INVESTMENTS - 37.9%
Money Market Funds - 37.9%
785,754	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	785,754
880,003	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	880,003

	TOTAL SHORT TERM INVESTMENTS (Cost $1,665,757)	$1,665,757

	TOTAL INVESTMENTS (Cost $2,713,931) - 62.6% (b)	$2,753,547
	Other Assets in Excess of Liabilities - 37.4%	1,642,014

	TOTAL NET ASSETS - 100.0%	$4,395,561

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,753,547.

Direxion Daily Healthcare Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	Health Care Select Sector SPDR Fund	223,139	$7,225,542	0.490%	7/16/2012	$1,225,791
Merrill Lynch International	Health Care Select Sector SPDR Fund	99,410	3,657,227	0.590%	5/29/2013	79,262

			$10,882,769			$1,305,053

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	55

Direxion Daily Healthcare Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 77.4%
Money Market Funds - 77.4%
1,360,000	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$1,360,000
470,006	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	470,006

	TOTAL SHORT TERM INVESTMENTS (Cost $1,830,006)	$1,830,006

	TOTAL INVESTMENTS (Cost $1,830,006) - 77.4% (b)	$1,830,006
	Other Assets in Excess of Liabilities - 22.6%	534,232

	TOTAL NET ASSETS - 100.0%	$2,364,238

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,830,006.

Direxion Daily Healthcare Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	Health Care Select Sector SPDR Fund	158,829	$5,572,427	(0.010%)	7/16/2012	$(482,774)
Merrill Lynch International	Health Care Select Sector SPDR Fund	30,258	1,112,439	(0.160%)	2/26/2013	(22,598)

			$6,684,866			$(505,372)

The accompanying notes are an integral part of these financial statements.

56	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Natural Gas Related Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 48.0%
Gas Utilities - 1.8%
15,683	Questar Corp.	$309,740

Oil, Gas & Consumable Fuels - 46.2%
3,624	Anadarko Petroleum Corp.	265,313
2,876	Apache Corp.	275,923
8,850	Cabot Oil & Gas Corp.	310,989
8,191	Cenovus Energy, Inc.	296,924
12,586	Chesapeake Energy Corp.	232,086
3,747	Cimarex Energy Co.	258,955
20,260	Comstock Resources, Inc.*	355,968
4,303	Devon Energy Corp.	300,565
15,550	Encana Corp.	325,617
2,688	EOG Resources, Inc.	295,169
5,956	EQT Corp.	296,728
44,457	EXCO Resources, Inc.	326,314
24,348	Forest Oil Corp.*	324,315
44,974	Magnum Hunter Resources Corp.*	279,289
8,692	Newfield Exploration Co.*	312,043
3,201	Noble Energy, Inc.	317,923
49,913	PetroQuest Energy, Inc.*	301,474
9,658	QEP Resources, Inc.	297,563
56,796	Quicksilver Resources, Inc.*	266,941
4,865	Range Resources Corp.	324,301
37,771	SandRidge Energy, Inc.*	301,790
3,928	SM Energy Co.	259,680
9,217	Southwestern Energy Co.*	291,073
11,027	Statoil ASA ADR	296,737
9,740	Stone Energy Corp.*	273,207
23,093	Talisman Energy, Inc.	301,595
13,181	Ultra Petroleum Corp.*	260,456

		7,948,938

	TOTAL COMMON STOCKS (Cost $8,279,247)	$8,258,678

Shares		Value

SHORT TERM INVESTMENTS - 40.3%
Money Market Funds - 40.3%
5,054,286	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$5,054,286
1,880,025	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,880,025

	TOTAL SHORT TERM INVESTMENTS (Cost $6,934,311)	$6,934,311

	TOTAL INVESTMENTS (Cost $15,213,558) - 88.3% (b)	$15,192,989
	Other Assets in Excess of Liabilities - 11.7%	2,008,759

	TOTAL NET ASSETS - 100.0%	$17,201,748

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipts.

(*)	Non-Income producing security.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,192,989.

Direxion Daily Natural Gas Related Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	ISE-Revere Natural Gas Index	81,622	$8,803,749	(0.060%)	5/01/2012	$5
Credit Suisse Capital, LLC	ISE-Revere Natural Gas Index	169,047	18,101,710	(0.060%)	7/15/2013	155,498
Deutsche Bank AG London	ISE-Revere Natural Gas Index	151,223	17,486,394	0.390%	7/17/2015	(1,167,380)

			$44,391,853			$(1,011,877)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	57

Direxion Daily Natural Gas Related Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 88.5%
Money Market Funds - 88.5%
668,891	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$668,891
110,003	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	110,003

	TOTAL SHORT TERM INVESTMENTS (Cost $778,894)	$778,894

	TOTAL INVESTMENTS (Cost $778,894) - 88.5% (b)	$778,894
	Other Assets in Excess of Liabilities - 11.5%	101,668

	TOTAL NET ASSETS - 100.0%	$880,562

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $778,894.

Direxion Daily Natural Gas Related Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	ISE-Revere Natural Gas Index	10,505	$1,111,040	(0.460%)	11/5/2012	$(22,707)
Deutsche Bank AG London	ISE-Revere Natural Gas Index	13,985	1,589,843	(0.210%)	12/5/2015	80,101

			$2,700,883			$57,394

The accompanying notes are an integral part of these financial statements.

58	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Retail Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 24.0%
Food & Staples Retailing - 5.1%
1,442	Costco Wholesale Corp.	$127,141
5,857	Wal-Mart Stores, Inc.	345,036

		472,177

Internet & Catalog Retail - 3.5%
1,200	Amazon.com, Inc.*	278,280
1,984	Liberty Interactive Corp. Class A*	37,378
183	Netflix, Inc.*	14,666

		330,324

Multiline Retail - 4.1%
216	Big Lots, Inc.*	7,914
103	Dillard’s, Inc. Class A	6,650
327	Dollar General Corp.*	15,519
382	Dollar Tree, Inc.*	38,834
404	Family Dollar Stores, Inc.	27,290
546	J.C. Penney Co., Inc.	19,689
837	Kohl’s Corp.	41,959
1,406	Macy’s, Inc.	57,674
508	Nordstrom, Inc.	28,377
128	Sears Holdings Corp.*	6,884
2,275	Target Corp.	131,814

		382,604

Specialty Retail - 11.3%
249	Aaron’s, Inc.	6,765
290	Abercrombie & Fitch Co. Class A	14,549
243	Advance Auto Parts, Inc.	22,307
643	American Eagle Outfitters, Inc.	11,580
114	AutoNation, Inc.*	3,942
83	AutoZone, Inc.*	32,881
822	Bed Bath & Beyond, Inc.*	57,861
973	Best Buy Co., Inc.	21,474
746	CarMax, Inc.*	23,029
582	Chico’s FAS, Inc.	8,940
311	Dick’s Sporting Goods, Inc.	15,737
78	DSW, Inc. Class A	4,388
511	Foot Locker, Inc.	15,631
442	GameStop Corp. Class A	10,060
1,167	Gap, Inc.	33,260
5,275	Home Depot, Inc.	273,192
823	Limited Brands, Inc.	40,903
3,957	Lowe’s Cos., Inc.	124,527
10	Orchard Supply Hardware Stores Corp. Class A*	156
424	O’Reilly Automotive, Inc.*	44,715
374	PetSmart, Inc.	21,789
329	RadioShack Corp.	1,704
776	Ross Stores, Inc.	47,794
313	Sally Beauty Holdings, Inc.*	8,326
2,354	Staples, Inc.	36,252
2,549	TJX Cos., Inc.	106,319
238	Tractor Supply Co.	23,422
150	Ulta Salon, Cosmetics & Fragrance, Inc.	13,227

Shares		Value

Specialty Retail (continued)
358	Urban Outfitters, Inc.*	$10,368
329	Williams-Sonoma, Inc.	12,729

		1,047,827

	TOTAL COMMON STOCKS (Cost $2,029,827)	$2,232,932

SHORT TERM INVESTMENTS - 46.4%
Money Market Funds - 46.4%
2,520,095	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	2,520,095
460,003	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	460,003
1,330,001	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,330,001

	TOTAL SHORT TERM INVESTMENTS (Cost $4,310,099)	$4,310,099

	TOTAL INVESTMENTS (Cost $6,339,926) - 70.4% (b)	$6,543,031
	Other Assets in Excess of Liabilities - 29.6%	2,745,765

	TOTAL NET ASSETS - 100.0%	$9,288,796

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,543,031.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	59

Direxion Daily Retail Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Morgan Stanley Capital Services	Russell 1000® Retail Index	3,677	$5,665,439	0.440%	2/20/2013	$104,598
Credit Suisse Capital, LLC	Russell 1000® Retail Index	10,227	13,734,489	0.340%	7/15/2013	2,376,412
Deutsche Bank AG London	Russell 1000® Retail Index	2,433	2,866,569	0.390%	8/7/2015	979,400

			$22,266,497			$3,460,410

The accompanying notes are an integral part of these financial statements.

60	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Retail Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 72.9%
Money Market Funds - 72.9%
1,708,515	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$1,708,515

	TOTAL SHORT TERM INVESTMENTS (Cost $1,708,515)	$1,708,515

	TOTAL INVESTMENTS (Cost $1,708,515) - 72.9% (b)	$1,708,515
	Other Assets in Excess of Liabilities - 27.1%	634,602

	TOTAL NET ASSETS - 100.0%	$2,343,117

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,708,515.

Direxion Daily Retail Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	Russell 1000® Retail Index	3,655	$5,573,350	0.040%	7/15/2013	$(164,727)
Deutsche Bank AG London	Russell 1000® Retail Index	825	1,234,522	(0.210%)	7/17/2015	(61,641)

			$6,807,872			$(226,368)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	61

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 22.4%
Communications Equipment - 0.2%
6,668	InterDigital, Inc.	$184,837

Computers & Peripherals - 0.7%
18,248	SanDisk Corp.*	675,358

Semiconductors & Semiconductor Equipment - 21.5%
103,269	Advanced Micro Devices, Inc.*	760,060
23,472	Altera Corp.	834,899
143,443	Applied Materials, Inc.	1,719,881
23,996	Avago Technologies Ltd.	827,382
48,587	Broadcom Corp. Class A*	1,778,284
9,476	Cirrus Logic, Inc.*	259,453
17,165	Cree, Inc.*	530,398
4,650	Hittite Microwave Corp.*	248,961
67,150	Intel Corp.	1,907,060
18,646	KLA-Tencor Corp.	972,389
17,724	Lam Research Corp.*	738,205
26,956	Linear Technology Corp.	881,731
60,166	Marvell Technology Group Ltd.*	903,092
35,673	MEMC Electronic Materials, Inc.*	128,066
105,554	Micron Technology, Inc.*	695,601
7,763	MKS Instruments, Inc.	214,647
10,444	Novellus Systems, Inc.*	488,257
59,570	NVIDIA Corp.*	774,410
36,392	NXP Semiconductor NV*	940,733
4,181	Power Integrations, Inc.	158,376
3,337	Rubicon Technology, Inc.*	31,535
6,385	Spreadtrum Communications, Inc. ADR	88,113
14,103	STMicroelectronics NV	81,515
121,355	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,890,711
27,567	Teradyne, Inc.*	474,428
54,122	Texas Instruments, Inc.	1,728,657
5,731	Veeco Instruments, Inc.*	173,019
24,437	Xilinx, Inc.	889,018

		21,118,881

	TOTAL COMMON STOCKS (Cost $23,425,805)	$21,979,076

Shares		Value

SHORT TERM INVESTMENTS - 48.2%
Money Market Funds - 48.2%
33,027,080	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$33,027,080
5,632,344	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	5,632,344
8,750,038	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	8,750,038

	TOTAL SHORT TERM INVESTMENTS (Cost $47,409,462)	$47,409,462

	TOTAL INVESTMENTS (Cost $70,835,267) - 70.6% (b)	$69,388,538
	Other Assets in Excess of Liabilities - 29.4%	28,870,707

	TOTAL NET ASSETS - 100.0%	$98,259,245

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipts.

(*)	Non-Income producing security.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $69,388,538.

Direxion Daily Semiconductor Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	92,267	$38,148,023	0.190%	10/1/2012	$4,213
Credit Suisse Capital, LLC	PHLX Semiconductor Sector Index	197,300	70,999,762	0.190%	10/15/2012	10,798,372
BNP Paribas	PHLX Semiconductor Sector Index	10,640	4,211,516	0.490%	12/20/2012	201,982
Merrill Lynch International	PHLX Semiconductor Sector Index	40,679	17,218,796	0.790%	3/26/2013	(400,363)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	319,035	121,626,271	0.240%	3/11/2015	10,659,462

			$252,204,368			$21,263,666

The accompanying notes are an integral part of these financial statements.

62	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 79.6%
Money Market Funds - 79.6%
10,007,169	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$10,007,169
2,547,914	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	2,547,914
2,670,023	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,670,023

	TOTAL SHORT TERM INVESTMENTS (Cost $15,225,106)	$15,225,106

	TOTAL INVESTMENTS (Cost $15,225,106) - 79.6% (b)	$15,225,106
	Other Assets in Excess of Liabilities - 20.4%	3,900,374

	TOTAL NET ASSETS - 100.0%	$19,125,480

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(b)	Represents annualized seven-day yield at April 30, 2012.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,225,106.

Direxion Daily Semiconductor Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	24,569	$10,210,101	(0.160%)	9/11/2012	$48,367
Credit Suisse Capital, LLC	PHLX Semiconductor Sector Index	32,202	11,957,656	(0.110%)	10/15/2012	(1,395,378)
Merrill Lynch International	PHLX Semiconductor Sector Index	26,211	10,753,863	(0.310%)	3/26/2013	(86,259)
BNP Paribas	PHLX Semiconductor Sector Index	19,580	8,176,632	(0.510%)	11/21/2013	76,959
Deutsche Bank AG London	PHLX Semiconductor Sector Index	36,234	13,954,262	(0.160%)	3/11/2015	(1,081,328)

			$55,052,514			$(2,437,639)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	63

Direxion Daily Energy Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 23.4%
Energy Equipment & Services - 4.0%
3,053	Atwood Oceanics, Inc.*	$135,340
23,466	Baker Hughes, Inc.	1,035,085
13,229	Cameron International Corp.*	677,986
1,038	CARBO Ceramics, Inc.	87,285
2,464	Core Laboratories NV	337,519
3,720	Diamond Offshore Drilling, Inc.	255,006
4,068	Dresser-Rand Group, Inc.*	198,030
12,987	FMC Technologies, Inc.*	610,389
49,413	Halliburton Co.	1,690,913
5,146	Helmerich & Payne, Inc.	264,453
12,824	McDermott International, Inc.*	144,911
15,511	Nabors Industries Ltd.*	258,258
22,844	National Oilwell Varco, Inc.	1,730,661
5,870	Oceaneering International, Inc.	303,068
2,760	Oil States International, Inc.*	219,641
8,353	Patterson-UTI Energy, Inc.	135,068
6,884	Rowan Cos, Inc.*	237,705
3,469	RPC, Inc.	35,870
73,274	Schlumberger Ltd.	5,432,534
1,171	SEACOR Holdings, Inc.*	108,821
8,329	Superior Energy Services, Inc.*	224,217
2,263	Unit Corp.*	95,612

		14,218,372

Metals & Mining - 0.1%
3,360	Walter Energy, Inc.	222,802

Oil, Gas & Consumable Fuels - 19.3%
12,239	Alpha Natural Resources, Inc.*	197,415
26,865	Anadarko Petroleum Corp.	1,966,787
20,706	Apache Corp.	1,986,534
11,419	Arch Coal, Inc.	111,449
11,285	Cabot Oil & Gas Corp.	396,555
35,518	Chesapeake Energy Corp.	654,952
108,559	Chevron Corp.	11,568,047
4,625	Cimarex Energy Co.	319,634
6,393	Cobalt International Energy, Inc.*	171,077
5,580	Concho Resources, Inc.*	598,064
71,703	ConocoPhillips	5,136,086
12,237	CONSOL Energy, Inc.	406,758
2,259	Continental Resources, Inc.*	201,616
21,701	Denbury Resources, Inc.*	413,187
22,849	Devon Energy Corp.	1,596,003
41,522	El Paso Corp.	1,231,958
14,493	EOG Resources, Inc.	1,591,476
7,249	EQT Corp.	361,145
8,048	EXCO Resources, Inc.	59,072
266,020	Exxon Mobil Corp.	22,968,167
6,137	Forest Oil Corp.*	81,745
16,375	Hess Corp.	853,792
10,303	HollyFrontier Corp.	317,538
9,224	Kinder Morgan, Inc.	331,142
1,775	Kosmos Energy Ltd.*	21,619

Shares		Value

Oil, Gas & Consumable Fuels (continued)
1,147	Laredo Petroleum Holdings, Inc.*	$30,304
38,451	Marathon Oil Corp.	1,128,152
19,228	Marathon Petroleum Corp.	800,077
10,445	Murphy Oil Corp.	574,162
7,263	Newfield Exploration Co.*	260,742
9,526	Noble Energy, Inc.	946,122
43,897	Occidental Petroleum Corp.	4,004,284
14,620	Peabody Energy Corp.	454,828
6,673	Pioneer Natural Resources Co.	772,867
6,881	Plains Exploration & Production Co.*	281,089
9,546	QEP Resources, Inc.	294,112
6,381	Quicksilver Resources, Inc.*	29,991
8,680	Range Resources Corp.	578,609
22,144	SandRidge Energy, Inc.*	176,931
3,431	SM Energy Co.	226,823
18,785	Southwestern Energy Co.*	593,230
35,094	Spectra Energy Corp.	1,078,790
5,830	Sunoco, Inc.	287,361
7,766	Tesoro Corp.*	180,559
8,253	Ultra Petroleum Corp.*	163,079
30,798	Valero Energy Corp.	760,711
6,340	Whiting Petroleum Corp.*	362,648
33,072	Williams Cos, Inc.	1,125,440
10,592	WPX Energy, Inc.*	186,101

		68,838,830

Semiconductors & Semiconductor Equipment - 0.0%†
3,219	First Solar, Inc.*	59,230
5,353	SunPower Corp. Class A*	30,030

		89,260

	TOTAL COMMON STOCKS (Cost $85,331,570)	$83,369,264

SHORT TERM INVESTMENTS - 41.0%
Money Market Funds - 41.0%
116,721,259	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	116,721,259
29,301,636	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	29,301,636

	TOTAL SHORT TERM INVESTMENTS (Cost $146,022,895)	$146,022,895

	TOTAL INVESTMENTS (Cost $231,354,465) - 64.4% (b)	$229,392,159
	Other Assets in Excess of Liabilities - 35.6%	126,860,932

	TOTAL NET ASSETS - 100.0%	$356,253,091

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(†)	Less than 0.05%.

(††)	Less than 0.005%.

The accompanying notes are an integral part of these financial statements.

64	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Energy Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $229,392,159.

Direxion Daily Energy Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Energy Select Sector Index	587,130	$406,887,755	0.390%	7/27/2012	$63,111,035
Morgan Stanley Capital Services	Energy Select Sector Index	126,484	105,610,915	0.390%	3/22/2013	(5,053,173)
BNP Paribas	Energy Select Sector Index	26,805	20,656,579	0.490%	5/16/2013	785,338
Citibank N.A.	Energy Select Sector Index	112,000	86,068,640	0.490%	6/28/2013	3,250,681
BNP Paribas	Energy Select Sector Index	33,350	27,384,066	0.490%	9/19/2013	(881,690)
BNP Paribas	Energy Select Sector Index	40,000	32,468,542	0.490%	11/21/2013	(679,308)
Deutsche Bank AG London	Energy Select Sector Index	313,685	247,155,376	0.490%	12/16/2014	2,195,304

			$926,231,873			$62,728,187

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	65

Direxion Daily Energy Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 72.2%
Money Market Funds - 72.2%
29,166,359	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$29,166,359
21,020,372	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	21,020,372

	TOTAL SHORT TERM INVESTMENTS (Cost $50,186,731)	$50,186,731

	TOTAL INVESTMENTS (Cost $50,186,731) - 72.2% (b)	$50,186,731
	Other Assets in Excess of Liabilities - 27.8%	19,285,146

	TOTAL NET ASSETS - 100.0%	$69,471,877

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $50,186,731.

Direxion Daily Energy Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Paid	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Energy Select Sector Index	68,061	$50,001,860	(0.010%)	7/11/2012	$(4,353,363)
Morgan Stanley Capital Services	Energy Select Sector Index	104,244	84,066,922	(0.110%)	8/21/2012	1,049,714
BNP Paribas	Energy Select Sector Index	35,125	25,769,917	(0.460%)	10/18/2012	(2,496,580)
Citibank N.A.	Energy Select Sector Index	7,000	5,379,290	(0.360%)	6/28/2013	(219,044)
BNP Paribas	Energy Select Sector Index	11,880	9,778,863	(0.460%)	9/19/2013	323,201
Deutsche Bank AG London	Energy Select Sector Index	35,844	28,077,143	(0.260%)	9/23/2015	(425,158)

			$203,073,995			$(6,121,230)

The accompanying notes are an integral part of these financial statements.

66	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 21.8%
Capital Markets - 2.6%
6,993	Affiliated Managers Group, Inc.*	$794,545
44,211	American Capital Ltd.*	439,015
30,395	Ameriprise Financial, Inc.	1,647,713
29,763	Ares Capital Corp.	477,399
166,811	Bank of New York Mellon Corp.	3,945,080
11,501	BlackRock, Inc.	2,203,362
140,703	Charles Schwab Corp.	2,012,053
33,704	E*TRADE Financial Corp.*	358,273
15,955	Eaton Vance Corp.	419,616
12,142	Federated Investors, Inc. Class B	268,095
19,463	Franklin Resources, Inc.	2,442,801
69,551	Goldman Sachs Group, Inc.	8,008,798
3,986	Greenhill & Co., Inc.	154,856
62,074	Invesco Ltd.	1,541,918
25,013	Janus Capital Group, Inc.	189,599
18,138	Jefferies Group, Inc.	288,938
14,899	Lazard Ltd. Class A	409,871
18,777	Legg Mason, Inc.	489,516
4,606	LPL Investment Holdings, Inc.*	165,309
207,506	Morgan Stanley	3,585,704
29,170	Northern Trust Corp.	1,388,200
14,716	Raymond James Financial, Inc.	538,900
18,574	SEI Investments Co.	375,009
67,712	State Street Corp.	3,129,649
34,894	T. Rowe Price Group, Inc.	2,202,335
29,397	TD Ameritrade Holding Corp.	552,370
11,600	Waddell & Reed Financial, Inc. Class A	370,968

		38,399,892

Commercial Banks - 3.7%
23,282	Associated Banc-Corp.	310,349
6,408	Bank of Hawaii Corp.	313,287
93,562	BB&T Corp.	2,997,726
3,438	BOK Financial Corp.	196,069
32,551	CapitalSource, Inc.	209,954
26,938	CIT Group, Inc.*	1,019,603
6,258	City National Corp.	333,301
26,993	Comerica, Inc.	864,316
10,433	Commerce Bancshares, Inc.	418,363
7,159	Cullen/Frost Bankers, Inc.	422,095
19,979	East West Bancorp, Inc.	454,922
123,420	Fifth Third Bancorp	1,756,267
730	First Citizens BancShares, Inc. Class A	126,509
35,376	First Horizon National Corp.	324,752
46,728	First Niagara Financial Group, Inc.	417,748
9,867	First Republic Bank*	325,907
26,769	Fulton Financial Corp.	280,807
115,987	Huntington Bancshares, Inc.	775,953
127,730	KeyCorp	1,026,949
16,858	M&T Bank Corp.	1,454,340

Shares		Value

Commercial Banks (continued)
70,700	PNC Financial Services Group, Inc.	$4,688,824
137,502	Popular, Inc.*	244,754
189,752	Regions Financial Corp.	1,278,928
72,125	SunTrust Banks, Inc.	1,751,195
105,492	Synovus Financial Corp.	221,533
21,364	TCF Financial Corp.	245,045
258,822	U.S. Bancorp	8,326,304
22,817	Valley National Bancorp	287,494
660,790	Wells Fargo & Co.	22,090,210
24,695	Zions Bancorporation	503,531

		53,667,035

Consumer Finance - 1.1%
141,147	American Express Co.	8,498,461
67,054	Capital One Financial Corp.	3,720,156
73,280	Discover Financial Services	2,484,192
2,505	Green Dot Corp. Class A*	66,107
66,459	SLM Corp.	985,587

		15,754,503

Diversified Financial Services - 3.8%
1,441,768	Bank of America Corp.	11,692,738
7,079	CBOE Holdings, Inc.	187,169
390,386	Citigroup, Inc.	12,898,353
9,009	CME Group, Inc.	2,394,772
4,906	Interactive Brokers Group, Inc. Class A	74,424
9,877	IntercontinentalExchange, Inc.*	1,314,036
533,817	JPMorgan Chase & Co.	22,943,455
26,546	Leucadia National Corp.*	659,934
26,777	Moody's Corp.	1,096,518
16,139	MSCI, Inc. Class A*	590,526
16,614	NASDAQ OMX Group, Inc.*	408,206
35,170	NYSE Euronext	905,628

		55,165,759

Insurance - 4.9%
45,326	ACE Ltd.	3,443,416
62,831	Aflac, Inc.	2,829,908
2,005	Alleghany Corp.*	687,515
5,094	Allied World Assurance Co. Holdings AG	366,564
66,293	Allstate Corp.	2,209,546
10,208	American Financial Group, Inc.	397,295
59,370	American International Group, Inc.*	2,020,361
922	American National Insurance Co.	64,724
44,404	Aon PLC	2,300,127
17,728	Arch Capital Group Ltd.*	696,356
15,723	Arthur J. Gallagher & Co.	590,556
9,509	Aspen Insurance Holdings Ltd.	269,295
11,755	Assurant, Inc.	474,197
24,739	Assured Guaranty Ltd.	350,799
17,385	Axis Capital Holdings Ltd.	591,438

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	67

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

Insurance (continued)
235,164	Berkshire Hathaway, Inc. Class B*	$18,918,944
15,630	Brown & Brown, Inc.	421,541
36,607	Chubb Corp.	2,674,873
19,650	Cincinnati Financial Corp.	699,933
3,582	CNA Financial Corp.	109,681
5,789	Endurance Specialty Holdings Ltd.	232,602
3,716	Erie Indemnity Co. Class A	285,760
6,170	Everest Re Group Ltd.	611,447
29,993	Fidelity National Financial, Inc. Class A	577,965
65,901	Genworth Financial, Inc. Class A*	396,065
6,104	Hanover Insurance Group, Inc.	246,357
59,817	Hartford Financial Services Group, Inc.	1,229,239
14,307	HCC Insurance Holdings, Inc.	457,252
6,716	Kemper Corp.	201,413
39,137	Lincoln National Corp.	969,423
42,563	Loews Corp.	1,750,616
1,306	Markel Corp.*	575,006
73,682	Marsh & McLennan Cos., Inc.	2,464,663
19,860	MBIA, Inc.*	200,189
3,594	Mercury General Corp.	162,413
110,334	MetLife, Inc.	3,975,334
34,830	Old Republic International Corp.	346,559
9,071	PartnerRe Ltd.	631,523
40,994	Principal Financial Group, Inc.	1,134,304
83,370	Progressive Corp.	1,775,781
11,514	Protective Life Corp.	336,900
65,295	Prudential Financial, Inc.	3,952,959
9,929	Reinsurance Group of America, Inc.	577,272
6,951	RenaissanceRe Holdings Ltd.	542,595
6,077	StanCorp Financial Group, Inc.	233,235
13,393	Torchmark Corp.	652,373
52,805	Travelers Cos., Inc.	3,396,418
39,278	Unum Group	932,460
10,365	Validus Holdings Ltd.	336,863
15,355	W.R. Berkley Corp.	578,269
770	White Mountains Insurance Group Ltd.	402,710
41,566	XL Group PLC	894,085

		71,177,119

IT Services - 1.5%
6,854	Alliance Data Systems Corp.*	880,670
16,573	Broadridge Financial Solutions, Inc.	384,659
13,021	CoreLogic, Inc.*	217,451
33,371	Fidelity National Information Services, Inc.	1,123,602
19,292	Fiserv, Inc.*	1,356,035
1,990	FleetCor Technologies, Inc.*	78,705
10,754	Global Payments, Inc.	499,308

Shares		Value

IT Services (continued)
11,602	Lender Processing Services, Inc.	$308,033
14,409	MasterCard, Inc. Class A	6,516,758
21,765	Total System Services, Inc.	511,913
70,251	Visa, Inc. Class A	8,639,468
84,937	Western Union Co.	1,561,142

		22,077,744

Media - 0.1%
3,275	Morningstar, Inc.	189,033
50,530	Thomson Reuters Corp.	1,506,804

		1,695,837

Professional Services - 0.1%
6,637	Dun & Bradstreet Corp.	516,226
16,533	Equifax, Inc.	757,542

		1,273,768

Real Estate Investment Trusts - 3.7%
8,297	Alexandria Real Estate Equities, Inc.	621,611
40,300	American Capital Agency Corp.	1,258,972
53,283	American Tower Corp.	3,494,299
127,762	Annaly Capital Management, Inc.	2,085,076
16,055	Apartment Investment & Management Co. Class A	435,893
12,633	AvalonBay Communities, Inc.	1,836,838
19,559	Boston Properties, Inc.	2,117,262
18,181	Brandywine Realty Trust	215,627
10,026	BRE Properties, Inc.	526,365
10,598	Camden Property Trust	717,167
137,982	Chimera Investment Corp.	398,768
11,237	CommonWealth REIT	210,694
9,552	Corporate Office Properties Trust	224,950
29,089	DDR Corp.	430,517
14,413	Digital Realty Trust, Inc.	1,082,272
18,604	Douglas Emmett, Inc.	432,357
33,938	Duke Realty Corp.	502,961
39,583	Equity Residential	2,431,980
4,676	Essex Property Trust, Inc.	738,668
8,361	Federal Realty Investment Trust	841,618
75,719	General Growth Properties, Inc.	1,347,798
54,545	HCP, Inc.	2,260,890
28,611	Health Care REIT, Inc.	1,621,099
16,583	Hospitality Properties Trust	457,359
92,179	Host Hotels & Resorts, Inc.	1,533,859
54,666	Kimco Realty Corp.	1,061,067
15,465	Liberty Property Trust	563,699
17,585	Macerich Co.	1,082,708
11,681	Mack-Cali Realty Corp.	335,478
23,207	Piedmont Office Realty Trust, Inc. Class A	411,692
21,754	Plum Creek Timber Co., Inc.	914,538
61,646	Prologis, Inc.	2,205,694

The accompanying notes are an integral part of these financial statements.

68	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

Real Estate Investment Trusts (continued)
18,865	Public Storage	$2,702,600
16,349	Rayonier, Inc.	741,427
17,894	Realty Income Corp.	703,950
12,077	Regency Centers Corp.	542,982
2,839	Rouse Properties, Inc.*	38,156
21,850	Senior Housing Properties Trust	482,448
39,410	Simon Property Group, Inc.	6,132,196
11,943	SL Green Realty Corp.	984,581
7,895	Taubman Centers, Inc.	609,336
29,184	UDR, Inc.	768,415
34,053	Ventas, Inc.	2,001,976
24,750	Vornado Realty Trust	2,124,540
16,221	Weingarten Realty Investors	430,830
72,352	Weyerhaeuser Co.	1,473,087

		54,136,300

Real Estate Management & Development - 0.1%
39,249	CBRE Group, Inc. Class A*	738,274
18,440	Forest City Enterprises, Inc. Class A*	294,118
2,884	Howard Hughes Corp.*	193,545
5,767	Jones Lang LaSalle, Inc.	461,014
8,742	St. Joe Co.*	155,870

		1,842,821

Software - 0.0% †
6,198	FactSet Research Systems, Inc.	649,922

Thrifts & Mortgage Finance - 0.2%
4,597	BankUnited, Inc.	113,086
22,501	Capitol Federal Financial, Inc.	265,737
63,609	Hudson City Bancorp, Inc.	449,079
58,753	New York Community Bancorp, Inc.	792,578
50,584	People's United Financial, Inc.	624,207
10,731	TFS Financial Corp.*	105,486
14,922	Washington Federal, Inc.	261,732

		2,611,905

	TOTAL COMMON STOCKS (Cost $321,142,054)	$318,452,605

Shares		Value

SHORT TERM INVESTMENTS - 47.7%
Money Market Funds - 47.7%
493,232,223	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$493,232,223
140,360,164	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	140,360,164
62,740,038	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	62,740,038

	TOTAL SHORT TERM INVESTMENTS (Cost $696,332,425)	$696,332,425

	TOTAL INVESTMENTS (Cost $1,017,474,479) - 69.5% (b)	$1,014,785,030
	Other Assets in Excess of Liabilities - 30.5%	445,685,012

	TOTAL NET ASSETS - 100.0%	$1,460,470,042

Percentages are stated as a percent of net assets.

REIT — Real Estate Investment Trust.

(*)	Non-Income producing security.

(†)	Less than 0.05%.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,014,785,030.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	69

Direxion Daily Financial Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Russell 1000® Financial Services Index	1,305,390	$945,162,887	0.520%	6/25/2012	$168,749,013
BNP Paribas	Russell 1000® Financial Services Index	12,400	9,910,713	0.490%	9/20/2012	727,731
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	374,300	278,835,397	0.840%	5/22/2013	39,978,039
Citibank N.A.	Russell 1000® Financial Services Index	590,100	435,501,769	0.940%	6/28/2013	67,629,557
BNP Paribas	Russell 1000® Financial Services Index	748,100	609,849,070	0.490%	9/19/2013	26,463,699
Merrill Lynch International	Russell 1000® Financial Services Index	636,880	547,251,878	0.540%	9/26/2013	(5,824,896)
BNP Paribas	Russell 1000® Financial Services Index	150,100	129,553,175	0.490%	11/21/2013	(1,990,173)
Deutsche Bank AG London	Russell 1000® Financial Services Index	969,700	829,014,659	0.440%	7/17/2014	(5,307,162)

			$3,785,079,548			$290,425,808

The accompanying notes are an integral part of these financial statements.

70	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 81.4%
Money Market Funds - 81.4%
540,564,946	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$540,564,946
75,990,042	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	75,990,042
35,346,748	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	35,346,748

	TOTAL SHORT TERM INVESTMENTS (Cost $651,901,736)	$651,901,736

	TOTAL INVESTMENTS (Cost $651,901,736) - 81.4% (b)	$651,901,736
	Other Assets in Excess of Liabilities - 18.6%	149,135,089

	TOTAL NET ASSETS - 100.0%	$801,036,825

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $651,901,736.

Direxion Daily Financial Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
BNP Paribas	Russell 1000® Financial Services Index	187,900	$131,845,299	(0.560%)	10/18/2012	$(30,158,460)
Credit Suisse Capital, LLC	Russell 1000® Financial Services Index	917,520	734,247,863	(0.310%)	12/21/2012	(47,477,769)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	99,200	66,920,320	(0.860%)	5/31/2013	(18,220,954)
Citibank N.A.	Russell 1000® Financial Services Index	231,300	165,497,463	(0.710%)	6/28/2013	(32,714,416)
BNP Paribas	Russell 1000® Financial Services Index	253,200	204,283,579	(0.560%)	9/19/2013	(11,471,125)
Merrill Lynch International	Russell 1000® Financial Services Index	354,360	302,712,170	(0.510%)	9/26/2013	1,364,286
BNP Paribas	Russell 1000® Financial Services Index	155,500	131,632,665	(0.560%)	11/21/2013	(645,336)
Deutsche Bank AG London	Russell 1000® Financial Services Index	632,500	530,368,002	(0.260%)	8/7/2015	(6,624,669)

			$2,267,507,361			$(145,948,443)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	71

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 9.9%
Real Estate Investment Trusts - 9.9%
1,035	Acadia Realty Trust	$23,991
40	Alexander's, Inc.	15,585
1,477	Alexandria Real Estate Equities, Inc.	110,657
804	American Assets Trust, Inc.	18,902
1,709	American Campus Communities, Inc.	75,965
2,902	Apartment Investment & Management Co. Class A	78,789
1,316	Ashford Hospitality Trust, Inc.	11,239
999	Associated Estates Realty Corp.	16,913
2,275	AvalonBay Communities, Inc.	330,785
3,694	BioMed Realty Trust, Inc.	73,215
3,545	Boston Properties, Inc.	383,746
3,256	Brandywine Realty Trust	38,616
1,791	BRE Properties, Inc.	94,028
1,861	Camden Property Trust	125,934
737	Campus Crest Communities, Inc.	8,586
1,498	CapLease, Inc.	6,217
3,359	CBL & Associates Properties, Inc.	62,578
1,392	Cedar Realty Trust, Inc.	7,266
731	Chesapeake Lodging Trust	13,231
1,995	Colonial Properties Trust	44,628
2,001	CommonWealth REIT	37,519
475	Coresite Realty Corp.	11,832
1,721	Corporate Office Properties Trust	40,530
2,232	Cousins Properties, Inc.	17,544
2,784	CubeSmart	34,967
5,911	DCT Industrial Trust, Inc.	35,052
5,302	DDR Corp.	78,470
4,020	DiamondRock Hospitality Co.	42,733
2,506	Digital Realty Trust, Inc.	188,176
2,912	Douglas Emmett, Inc.	67,675
6,058	Duke Realty Corp.	89,780
1,535	DuPont Fabros Technology, Inc.	41,675
649	EastGroup Properties, Inc.	32,645
2,193	Education Realty Trust, Inc.	24,715
1,127	Entertainment Properties Trust	54,085
932	Equity Lifestyle Properties, Inc.	65,184
1,538	Equity One, Inc.	31,960
7,124	Equity Residential	437,699
825	Essex Property Trust, Inc.	130,325
670	Excel Trust, Inc.	8,033
2,318	Extra Space Storage, Inc.	70,351
1,511	Federal Realty Investment Trust	152,097
2,820	FelCor Lodging Trust, Inc.*	11,900
1,977	First Industrial Realty Trust, Inc.*	24,396
1,212	First Potomac Realty Trust	15,077
1,782	Franklin Street Properties Corp.	17,945
10,090	General Growth Properties, Inc.	179,602
646	Getty Realty Corp.	10,220
3,262	Glimcher Realty Trust	32,261
892	Government Properties Income Trust	20,712
9,755	HCP, Inc.	404,345
5,031	Health Care REIT, Inc.	285,056
1,867	Healthcare Realty Trust, Inc.	40,103

Shares		Value

Real Estate Investment Trusts (continued)
3,667	Hersha Hospitality Trust	$21,085
1,757	Highwoods Properties, Inc.	61,021
1,142	Home Properties, Inc.	69,719
2,969	Hospitality Properties Trust	81,885
16,924	Host Hotels & Resorts, Inc.	281,615
472	Hudson Pacific Properties, Inc.	7,472
2,135	Inland Real Estate Corp.	18,361
1,961	Investors Real Estate Trust	14,158
1,590	Kilroy Realty Corp.	75,446
9,740	Kimco Realty Corp.	189,053
1,459	Kite Realty Group Trust	7,455
2,028	LaSalle Hotel Properties	59,643
3,326	Lexington Realty Trust	29,601
2,790	Liberty Property Trust	101,695
734	LTC Properties, Inc.	24,428
3,167	Macerich Co.	194,992
2,098	Mack-Cali Realty Corp.	60,255
3,143	Medical Properties Trust, Inc.	29,481
905	Mid-America Apartment Communities, Inc.	61,603
704	Monmouth Real Estate Investment Corp. Class A	7,223
566	National Health Investors, Inc.	28,000
2,452	National Retail Properties, Inc.	67,136
2,482	OMEGA Healthcare Investors, Inc.	53,140
521	Parkway Properties, Inc.	5,153
1,218	Pebblebrook Hotel Trust	29,329
1,270	Pennsylvania Real Estate Investment Trust	17,894
4,127	Piedmont Office Realty Trust, Inc. Class A	73,213
1,249	Post Properties, Inc.	60,826
10,991	Prologis, Inc.	393,258
460	PS Business Parks, Inc.	31,395
3,469	Public Storage	496,969
938	Ramco-Gershenson Properties Trust	11,294
3,180	Realty Income Corp.	125,101
2,159	Regency Centers Corp.	97,069
1,166	Retail Opportunity Investments Corp.	14,167
2,290	RLJ Lodging Trust	43,006
475	Rouse Properties, Inc.*	6,384
877	Sabra Health Care REIT, Inc.	14,681
298	Saul Centers, Inc.	11,923
3,877	Senior Housing Properties Trust	85,604
7,032	Simon Property Group, Inc.	1,094,179
2,050	SL Green Realty Corp.	169,002
679	Sovran Self Storage, Inc.	35,783
3,862	Strategic Hotels & Resorts, Inc.*	26,300
652	Summit Hotel Properties, Inc.	5,451
594	Sun Communities, Inc.	25,987
2,823	Sunstone Hotel Investors, Inc.	28,795
2,086	Tanger Factory Outlet Centers, Inc.	65,334
1,407	Taubman Centers, Inc.	108,592
5,238	UDR, Inc.	137,917

The accompanying notes are an integral part of these financial statements.

72	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

Real Estate Investment Trusts (continued)
274	Universal Health Realty Income Trust	$11,081
478	Urstadt Biddle Properties, Inc. Class A	9,197
6,892	Ventas, Inc.	405,181
3,968	Vornado Realty Trust	340,613
1,587	Washington Real Estate Investment Trust	46,896
2,762	Weingarten Realty Investors	73,359
697	Winthrop Realty Trust	7,437

		9,928,372

	TOTAL COMMON STOCKS (Cost $9,992,186)	$9,928,372

SHORT TERM INVESTMENTS - 45.9%
Money Market Funds - 45.9%
37,989,635	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	37,989,635
7,880,716	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	7,880,716

	TOTAL SHORT TERM INVESTMENTS (Cost $45,870,351)	$45,870,351

	TOTAL INVESTMENTS (Cost $55,862,537) - 55.8% (b)	$55,798,723
	Other Assets in Excess of Liabilities - 44.2%	44,260,535

	TOTAL NET ASSETS - 100.0%	$100,059,258

Percentages are stated as a percent of net assets.

REIT- Real Estate Investment Trust.

(*)	Non-Income producing security.

(††) Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $55,798,723.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	73

Direxion Daily Real Estate Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	MSCI US REIT IndexSM	135,982	$99,885,881	0.440%	6/25/2012	$24,156,682
Morgan Stanley Capital Services	MSCI US REIT IndexSM	47,483	35,003,518	0.590%	5/7/2013	8,204,543
BNP Paribas	MSCI US REIT IndexSM	12,368	10,988,700	0.490%	11/21/2013	127,138
Deutsche Bank AG London	MSCI US REIT IndexSM	127,167	91,267,833	0.440%	7/17/2014	24,791,710

			$237,145,932			$57,280,073

The accompanying notes are an integral part of these financial statements.

74	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Real Estate Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 98.8%
Money Market Funds - 98.8%
12,271,582	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$12,271,582
4,510,004	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	4,510,004
3,891,080	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	3,891,080

	TOTAL SHORT TERM INVESTMENTS (Cost $20,672,666)	$20,672,666

	TOTAL INVESTMENTS (Cost $20,672,666) - 98.8% (b)	$20,672,666
	Other Assets in Excess of Liabilities - 1.2%	244,649

	TOTAL NET ASSETS - 100.0%	$20,917,315

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,672,666.

Direxion Daily Real Estate Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	MSCI US REIT IndexSM	14,512	$12,343,814	(0.510%)	7/16/2012	$(891,853)
BNP Paribas	MSCI US REIT IndexSM	10,951	9,455,163	(0.710%)	8/16/2012	(393,097)
Credit Suisse Capital, LLC	MSCI US REIT IndexSM	14,007	10,610,245	(0.660%)	8/23/2012	(2,168,900)
Merrill Lynch International	MSCI US REIT IndexSM	17,415	14,981,950	(0.660%)	9/26/2013	(730,109)
Deutsche Bank AG London	MSCI US REIT IndexSM	12,952	9,535,918	(0.660%)	7/17/2014	(2,299,556)

			$56,927,090			$(6,483,515)

REIT-Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	75

Direxion Daily Technology Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 24.4%
Communications Equipment - 2.8%
893	Acme Packet, Inc.*	$25,067
7,884	Brocade Communications Systems, Inc.*	43,677
1,584	Ciena Corp.*	23,475
91,795	Cisco Systems, Inc.	1,849,669
637	EchoStar Corp. Class A*	18,505
1,352	F5 Networks, Inc.*	181,073
1,980	Harris Corp.	90,169
3,783	JDS Uniphase Corp.*	45,963
8,898	Juniper Networks, Inc.*	190,684
4,351	Motorola Mobility Holdings, Inc.*	168,906
4,315	Motorola Solutions, Inc.	220,195
2,944	Polycom, Inc.*	39,067
27,863	QUALCOMM, Inc.	1,778,774
2,563	Riverbed Technology, Inc.*	50,568
6,063	Tellabs, Inc.	22,858

		4,748,650

Computers & Peripherals - 7.0%
15,434	Apple, Inc.*	9,017,160
25,555	Dell, Inc.*	418,335
1,089	Diebold, Inc.	42,961
34,339	EMC Corp.*	968,703
303	Fusion-io, Inc.*	7,772
33,163	Hewlett-Packard Co.	821,116
2,648	NCR Corp.*	62,228
6,141	NetApp, Inc.*	238,455
1,648	QLogic Corp.*	28,428
3,977	SanDisk Corp.*	147,189
3,880	Western Digital Corp.*	150,583

		11,902,930

Electronic Equipment, Instruments & Components - 0.6%
2,767	Amphenol Corp. Class A	160,873
1,928	Arrow Electronics, Inc.*	81,072
2,420	Avnet, Inc.*	87,314
803	AVX Corp.	10,198
26,202	Corning, Inc.	375,999
886	Dolby Laboratories, Inc. Class A*	34,758
2,505	Ingram Micro, Inc. Class A*	48,747
494	IPG Photonics Corp.*	23,910
3,039	Jabil Circuit, Inc.	71,264
2,257	Molex, Inc.	62,271
685	Tech Data Corp.*	36,846
2,410	Vishay Intertechnology, Inc.*	27,040

		1,020,292

Internet & Catalog Retail - 0.0%†
670	Groupon, Inc. Class A*	7,176

Internet Software & Services - 2.0%
3,116	Akamai Technologies, Inc.*	101,582
1,625	AOL, Inc.*	40,690
782	Equinix, Inc.*	128,404
4,201	Google, Inc. Class A*	2,542,571
1,271	IAC/InterActiveCorp	61,199
160	LinkedIn Corp. Class A*	17,352

Shares		Value

Internet Software & Services (continued)
1,721	Rackspace Hosting, Inc.*	$99,973
2,655	VeriSign, Inc.	109,147
20,259	Yahoo!, Inc.*	314,825

		3,415,743

IT Services - 3.0%
2,915	Amdocs Ltd.*	93,280
5,077	Cognizant Technology Solutions Corp. Class A*	372,246
2,590	Computer Sciences Corp.	72,675
555	DST Systems, Inc.	31,069
1,623	Gartner, Inc.*	71,087
20,216	International Business Machines Corp.	4,186,329
1,127	NeuStar, Inc. Class A*	40,966
4,814	SAIC, Inc.	58,538
2,816	Teradata Corp.*	196,501
1,701	VeriFone Systems, Inc.*	81,036

		5,203,727

Semiconductors & Semiconductor Equipment - 3.5%
10,259	Advanced Micro Devices, Inc.*	75,506
5,378	Altera Corp.	191,295
5,000	Analog Devices, Inc.	194,900
22,001	Applied Materials, Inc.	263,792
7,636	Atmel Corp.*	67,731
3,191	Avago Technologies Ltd.	110,026
8,946	Broadcom Corp. Class A	327,424
1,827	Cree, Inc.*	56,454
2,576	Cypress Semiconductor Corp.*	39,928
2,130	Fairchild Semiconductor International, Inc.*	30,182
725	Freescale Semiconductor Holdings I Ltd.*	8,997
83,382	Intel Corp.	2,368,049
1,163	International Rectifier Corp.*	25,388
2,097	Intersil Corp. Class A	21,536
2,801	KLA-Tencor Corp.	146,072
2,076	Lam Research Corp.*	86,465
3,800	Linear Technology Corp.	124,298
9,562	LSI Corp.*	76,879
8,054	Marvell Technology Group Ltd.*	120,891
4,929	Maxim Integrated Products, Inc.	145,800
3,845	MEMC Electronic Materials, Inc.*	13,804
3,177	Microchip Technology, Inc.	112,275
14,476	Micron Technology, Inc.*	95,397
1,162	Novellus Systems, Inc.*	54,324
10,018	NVIDIA Corp.*	130,234
7,422	ON Semiconductor Corp.*	61,306
3,896	PMC - Sierra, Inc.*	27,545
698	Silicon Laboratories, Inc.*	24,772
3,159	Skyworks Solutions, Inc.*	85,735
3,097	Teradyne, Inc.*	53,299
19,379	Texas Instruments, Inc.	618,965
4,434	Xilinx, Inc.	161,309

		5,920,578

The accompanying notes are an integral part of these financial statements.

76	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Technology Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

Software - 5.3%
7,063	Activision Blizzard, Inc.	$90,901
8,419	Adobe Systems, Inc.*	282,542
1,533	ANSYS, Inc.*	102,818
1,610	Ariba, Inc.*	61,502
3,837	Autodesk, Inc.*	151,063
2,741	BMC Software, Inc.*	113,094
6,403	CA, Inc.	169,167
4,490	Cadence Design Systems, Inc.*	52,398
3,136	Citrix Systems, Inc.*	268,473
3,642	Compuware Corp.*	31,758
5,549	Electronic Arts, Inc.*	85,344
2,000	Fortinet, Inc.*	52,240
1,766	Informatica Corp.*	81,271
5,049	Intuit, Inc.	292,691
1,352	MICROS Systems, Inc.*	76,834
123,851	Microsoft Corp.	3,965,709
3,975	Nuance Communications, Inc.*	97,149
64,105	Oracle Corp.	1,884,046
3,221	Red Hat, Inc.*	192,004
1,885	Rovi Corp.*	53,911
2,233	Salesforce.com, Inc.*	347,745
1,178	Solera Holdings, Inc.	52,939
12,610	Symantec Corp.*	208,317
2,449	Synopsys, Inc.*	73,494
2,769	TIBCO Software, Inc.*	91,100
1,415	VMware, Inc. Class A*	158,084
2,031	Zynga, Inc. Class A*	16,939

		9,053,533

Wireless Telecommunication Services - 0.2%
4,846	Crown Castle International Corp.*	274,332
2,023	SBA Communications Corp. Class A*	108,716

		383,048

	TOTAL COMMON STOCKS (Cost $42,256,236)	$41,655,677

Shares		Value
SHORT TERM INVESTMENTS - 45.1%
Money Market Funds - 45.1%
75,078,797	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$75,078,797
2,018,518	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	2,018,518

	TOTAL SHORT TERM INVESTMENTS (Cost $77,097,315)	$77,097,315

	TOTAL INVESTMENTS (Cost $119,353,551) - 69.5% (b)	$118,752,992
	Other Assets in Excess of Liabilities - 30.5%	52,091,895

	TOTAL NET ASSETS - 100.0%	$170,844,887

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(†)	Less than 0.05%.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $118,752,992.

Direxion Daily Technology Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Technology Select Sector Index	6,354	$8,092,642	0.740%	2/26/2013	$732,559
Credit Suisse Capital, LLC	Technology Select Sector Index	187,262	261,359,350	0.390%	5/20/2013	(1,335,851)
BNP Paribas	Technology Select Sector Index	30,841	43,824,356	0.490%	11/21/2013	(1,002,776)
Deutsche Bank AG London	Technology Select Sector Index	114,646	124,681,449	0.740%	6/30/2014	34,756,087

			$437,957,797			$33,150,019

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	77

Direxion Daily Technology Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 86.0%
Money Market Funds - 86.0%
23,636,634	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$23,636,634
8,084,479	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	8,084,479

	TOTAL SHORT TERM INVESTMENTS (Cost $31,721,113)	$31,721,113

	TOTAL INVESTMENTS (Cost $31,721,113) - 86.0% (b)	$31,721,113
	Other Assets in Excess of Liabilities - 14.0%	5,181,860

	TOTAL NET ASSETS - 100.0%	$36,902,973

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,721,113.

Direxion Daily Technology Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Technology Select Sector Index	17,437	$21,521,600	(0.360%)	7/27/2012	$(2,764,504)
Credit Suisse Capital, LLC	Technology Select Sector Index	17,861	23,943,426	(0.060%)	12/10/2012	(877,857)
BNP Paribas	Technology Select Sector Index	23,782	33,206,761	(0.460%)	11/21/2013	171,602
Deutsche Bank AG London	Technology Select Sector Index	20,650	23,761,067	(0.260%)	6/30/2014	(5,020,356)

			$102,432,854			$(8,491,115)

The accompanying notes are an integral part of these financial statements.

78	DIREXION SEMI-ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 61.9%
Money Market Funds - 61.9%
1,566,023	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$1,566,023
880,002	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	880,002

	TOTAL SHORT TERM INVESTMENTS (Cost $2,446,025)	$2,446,025

	TOTAL INVESTMENTS (Cost $2,446,025) - 61.9% (b)	$2,446,025
	Other Assets in Excess of Liabilities - 38.1%	1,503,970

	TOTAL NET ASSETS - 100.0%	$3,949,995

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,446,025.

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation
Morgan Stanley Capital Services	iShares Barclays 7-10 Year Treasury Bond Fund	33,188	$3,495,230	(0.110%)	2/12/2013	$23,664
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	29,241	3,072,080	(0.060%)	9/19/2013	26,876
Deutsche Bank AG London	iShares Barclays 7-10 Year Treasury Bond Fund	49,691	4,975,129	(0.610%)	9/17/2015	372,629

			$11,542,439			$423,169

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	79

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 97.4%
Money Market Funds - 97.4%
46,057,381	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$46,057,381
3,670,701	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	3,670,701

	TOTAL SHORT TERM INVESTMENTS (Cost $49,728,082)	$49,728,082

	TOTAL INVESTMENTS (Cost $49,728,082) - 97.4% (b)	$49,728,082
	Other Assets in Excess of Liabilities - 2.6%	1,317,663

	TOTAL NET ASSETS - 100.0%	$51,045,745

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $49,728,082.

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	iShares Barclays 7-10 Year Treasury Bond Fund	115,535	$11,911,515	(0.610%)	2/12/2013	$(313,058)
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	117,716	12,187,766	(0.460%)	9/19/2013	(272,082)
Deutsche Bank AG London	iShares Barclays 7-10 Year Treasury Bond Fund	1,215,683	116,554,828	(1.610%)	9/17/2015	(16,288,877)

			$140,654,109			$(16,874,017)

The accompanying notes are an integral part of these financial statements.

80	DIREXION SEMI-ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 20.5%
Investment Companies - 20.5%
22,519	iShares Barclays 20+ Year Treasury Bond Fund	$2,641,929

	TOTAL INVESTMENT COMPANIES (Cost $2,656,630)	$2,641,929

SHORT TERM INVESTMENTS - 62.1%
Money Market Funds - 62.1%
4,276,548	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	4,276,548
790,009	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	790,009
2,950,314	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,950,314

	TOTAL SHORT TERM INVESTMENTS (Cost $8,016,871)	$8,016,871

	TOTAL INVESTMENTS (Cost $10,673,501) - 82.6% (b)	$10,658,800
	Other Assets in Excess of Liabilities - 17.4%	2,241,793

	TOTAL NET ASSETS - 100.0%	$12,900,593

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,658,800.

Direxion Daily 20+ Year Treasury Bull 3X Shares

Swap Equity Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	iShares Barclays 20+ Year Treasury Bond Fund	102,660	$12,194,801	(0.110%)	1/15/2013	$(23,249)
Credit Suisse Capital, LLC	iShares Barclays 20+ Year Treasury Bond Fund	100,000	11,373,523	(0.060%)	9/19/2013	391,885
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	28,780	3,338,284	0.490%	10/17/13	35,904
Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	75,975	8,780,826	(0.060%)	9/17/2015	132,803

			$35,687,434			$537,343

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	81

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments

April 30, 2012 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 66.7%
Money Market Funds - 66.7%
189,589,880	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$189,589,880
80,126	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	80,126
42,164,168	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	42,164,168

	TOTAL SHORT TERM INVESTMENTS (Cost $231,834,174)	$231,834,174

	TOTAL INVESTMENTS (Cost $231,834,174) - 66.7% (b)	$231,834,174
	Other Assets in Excess of Liabilities - 33.3%	115,989,106

	TOTAL NET ASSETS - 100.0%	$347,823,280

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2012.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $231,834,174.

Direxion Daily 20+ Year Treasury Bear 3X Shares

Short Equity Swap Contracts

April 30, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	iShares Barclays 20+ Year Treasury Bond Fund	1,417,380	$166,613,788	(0.610%)	5/10/2013	$(1,697,239)
Credit Suisse Capital, LLC	iShares Barclays 20+ Year Treasury Bond Fund	3,304,550	382,183,257	(0.460%)	9/19/2013	(8,513,800)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	1,190,220	133,871,527	(0.710%)	10/17/2013	(5,890,200)
Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	2,982,075	336,920,263	(0.460%)	9/17/2015	(13,458,532)

			$1,019,588,835			$(29,559,771)

The accompanying notes are an integral part of these financial statements.

82	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Direxion Daily Large Cap Bull 3X Shares	Direxion Daily Large Cap Bear 3X Shares	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$168,982,687	$138,231,369	$33,168,918	$11,246,902
Cash	78,866,633	66,036,872	18,167,112	5,378,544
Dividend and interest receivable	28	115	5,898	13
Due from brokers for swaps	59,686	—	32,963	—
Unrealized appreciation on swaps	48,556,487	—	13,462,677	—
Prepaid expense and other assets	12,345	12,686	11,883	11,694

Total Assets	296,477,866	204,281,042	64,849,451	16,637,153

Liabilities:
Unrealized depreciation on swaps	345,395	25,232,717	—	3,397,515
Due to investment adviser, net	132,846	92,011	42,731	3,284
Due to brokers for swaps	51,333,611	—	14,010,000	2
Accrued trustees’ fees	25	14	2	—
Accrued expenses and other liabilities	262,414	186,990	61,155	31,602

Total Liabilities	52,074,291	25,511,732	14,113,888	3,432,403

Net Assets	$244,403,575	$178,769,310	$50,735,563	$13,204,750

Net Assets Consist Of:
Capital stock	$169,540,046	$861,274,969	$39,345,985	$62,988,968
Accumulated undistributed net investment loss	(845,497)	(867,333)	(459,106)	(70,662)
Accumulated net realized gain (loss)	27,557,682	(656,405,609)	(1,652,391)	(46,316,041)
Net unrealized appreciation (depreciation) on:
Investment securities	(59,748)	—	38,398	—
Swaps	48,211,092	(25,232,717)	13,462,677	(3,397,515)

Net Assets	$244,403,575	$178,769,310	$50,735,563	$13,204,750

Calculation of Net Asset Value Per Share:
Net assets	$244,403,575	$178,769,310	$50,735,563	$13,204,750
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,900,417	8,829,745	1,250,008	624,967
Net assets value, redemption price and offering price per share	$84.26	$20.25	$40.59	$21.13

Cost of Investments	$169,042,435	$138,231,369	$33,130,520	$11,246,902

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	83

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily BRIC Bull 3X Shares	Direxion Daily BRIC Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$544,011,230	$544,825,958	$4,537,491	$1,468,297
Cash	301,448,997	250,021,902	2,004,308	833,891
Receivable for Fund shares sold	5,889,570	78,326,499	—	—
Receivable for investments sold	41,798,779	—	—	—
Due from investment adviser, net	—	—	961	3,777
Dividend and interest receivable	505	331	4,640	—
Due from brokers for swaps	33,954	—	579	—
Unrealized appreciation on swaps	102,475,587	2,189,156	518,338	116,768
Prepaid expense and other assets	20,743	17,716	15,204	11,863

Total Assets	995,679,365	875,381,562	7,081,521	2,434,596

Liabilities:
Payable for Fund shares redeemed	69,352,656	—	—	—
Unrealized depreciation on swaps	—	34,720,617	495,379	102,602
Due to investment adviser, net	463,423	408,698	—	—
Due to brokers for swaps	127,065,530	—	702,851	110,000
Accrued trustees’ fees	85	68	—	—
Accrued expenses and other liabilities	766,776	710,084	22,618	28,961

Total Liabilities	197,648,470	35,839,467	1,220,848	241,563

Net Assets	$798,030,895	$839,542,095	$5,860,673	$2,193,033

Net Assets Consist Of:
Capital stock	$708,140,464	$2,429,988,518	$7,909,362	$4,000,262
Accumulated undistributed net investment loss	(3,550,685)	(3,859,190)	(17,186)	(11,467)
Accumulated net realized loss	(6,842,007)	(1,554,055,772)	(2,073,058)	(1,809,928)
Net unrealized appreciation (depreciation) on:
Investment securities	(2,192,464)	—	18,596	—
Swaps	102,475,587	(32,531,461)	22,959	14,166

Net Assets	$798,030,895	$839,542,095	$5,860,673	$2,193,033

Calculation of Net Asset Value Per Share:
Net assets	$798,030,895	$839,542,095	$5,860,673	$2,193,033
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	13,550,017	46,355,985	200,001	100,001
Net assets value, redemption price and offering price per share	$58.90	$18.11	$29.30	$21.93

Cost of Investments	$546,203,694	$544,825,958	$4,518,895	$1,468,297

The accompanying notes are an integral part of these financial statements.

84	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares	Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$31,924,791	$10,253,352	$15,993,618	$10,520,290
Cash	13,032,726	3,601,237	4,394,631	5,586,167
Dividend and interest receivable	45	12	14	15
Foreign tax reclaims	—	—	328	—
Due from brokers for swaps	—	9,353	44,501	—
Unrealized appreciation on swaps	7,552,865	430,057	1,681,289	587,276
Prepaid expense and other assets	12,172	11,883	11,763	11,669

Total Assets	52,522,599	14,305,894	22,126,144	16,705,417

Liabilities:
Unrealized depreciation on swaps	446,790	870,398	44,964	946,872
Due to investment adviser, net	21,371	4,701	3,485	1,742
Due to brokers for swaps	7,803,056	330,000	1,666,580	790,004
Accrued expenses and other liabilities	49,187	22,920	38,107	30,761

Total Liabilities	8,320,404	1,228,019	1,753,136	1,769,379

Net Assets	$44,202,195	$13,077,875	$20,373,008	$14,936,038

Net Assets Consist Of:
Capital stock	$65,049,816	$24,119,849	$28,746,409	$42,357,650
Accumulated undistributed net investment loss	(180,829)	(54,569)	(107,762)	(72,065)
Accumulated net realized loss	(28,840,502)	(10,547,064)	(9,258,423)	(26,989,951)
Net unrealized appreciation (depreciation) on:
Investment securities	1,067,635	—	(643,541)	—
Swaps	7,106,075	(440,341)	1,636,325	(359,596)

Net Assets	$44,202,195	$13,077,875	$20,373,008	$14,936,038

Calculation of Net Asset Value Per Share:
Net assets	$44,202,195	$13,077,875	$20,373,008	$14,936,038
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,000,011	1,100,001	550,001	589,951
Net assets value, redemption price and offering price per share	$22.10	$11.89	$37.04	$25.32

Cost of Investments	$30,857,156	$10,253,352	$16,637,159	$10,520,290

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	85

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares	Direxion Daily India Bull 3X Shares	Direxion Daily India Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$278,124,565	$97,728,757	$21,809,879	$3,266,271
Cash	106,020,873	42,325,516	2,751,365	810,012
Receivable for Fund shares sold	—	—	1,984,319	—
Receivable for investments sold	4,915,322	—	—	—
Due from investment adviser, net	—	—	—	1,894
Dividend and interest receivable	47,634	76	22	4
Due from brokers for swaps	498,015	—	—	—
Unrealized appreciation on swaps	34,098,858	4,617,261	—	1,105,671
Prepaid expense and other assets	23,064	13,564	11,958	11,907

Total Assets	423,728,331	144,685,174	26,557,543	5,195,759

Liabilities:
Payable for Fund shares redeemed	4,926,021	649,734	—	—
Payable for investments purchased	—	—	991,373	—
Unrealized depreciation on swaps	9,906,450	6,859,778	3,538,521	—
Due to investment adviser, net	216,807	79,318	9,427	—
Due to brokers for swaps	36,045,209	4,208,000	—	1,027,267
Accrued trustees’ fees	33	12	—	—
Accrued expenses and other liabilities	259,947	107,942	26,634	21,642

Total Liabilities	51,354,467	11,904,784	4,565,955	1,048,909

Net Assets	$372,373,864	$132,780,390	$21,991,588	$4,146,850

Net Assets Consist Of:
Capital stock	$514,502,158	$379,890,392	$34,982,481	$4,773,891
Accumulated undistributed net investment loss	(926,056)	(644,052)	(74,784)	(17,830)
Accumulated net realized loss	(162,447,024)	(244,223,433)	(8,451,719)	(1,714,882)
Net unrealized appreciation (depreciation) on:
Investment securities	(2,947,622)	—	(925,869)	—
Swaps	24,192,408	(2,242,517)	(3,538,521)	1,105,671

Net Assets	$372,373,864	$132,780,390	$21,991,588	$4,146,850

Calculation of Net Asset Value Per Share:
Net assets	$372,373,864	$132,780,390	$21,991,588	$4,146,850
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,809,644 [1]	10,139,718	1,100,001	150,001
Net assets value, redemption price and offering price per share	$97.75	$13.10	$19.99	$27.65

Cost of Investments	$281,072,187	$97,728,757	$22,735,748	$3,266,271

[1]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Share amounts have been adjusted to give effect to the 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

86	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Direxion Daily Latin America Bull 3X Shares	Direxion Daily Latin America Bear 3X Shares	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$26,145,211	$4,765,968	$14,805,309	$6,331,391
Cash	12,141,716	2,457,473	3,894,866	906,227
Due from investment adviser, net	—	759	3,021	5,624
Dividend and interest receivable	27,771	6	5	5
Unrealized appreciation on swaps	7,251,562	31,650	2,751,192	1,528,704
Prepaid expense and other assets	19,202	11,684	19,583	12,102

Total Assets	45,585,462	7,267,540	21,473,976	8,784,053

Liabilities:
Unrealized depreciation on swaps	17,760	926,167	247,104	20,949
Due to investment adviser, net	13,006	—	—	—
Due to brokers for swaps	7,707,550	112,231	2,922,129	1,810,437
Accrued expenses and other liabilities	155,334	50,949	37,254	33,119

Total Liabilities	7,893,650	1,089,347	3,206,487	1,864,505

Net Assets	$37,691,812	$6,178,193	$18,267,489	$6,919,548

Net Assets Consist Of:
Capital stock	$52,240,437	$13,166,049	$20,172,351	$9,076,523
Accumulated undistributed net investment loss	(434,092)	(28,067)	(53,319)	(32,743)
Accumulated net realized loss	(20,880,562)	(6,065,272)	(4,195,746)	(3,631,987)
Net unrealized appreciation (depreciation) on:
Investment securities	(467,773)	—	(159,885)	—
Swaps	7,233,802	(894,517)	2,504,088	1,507,755

Net Assets	$37,691,812	$6,178,193	$18,267,489	$6,919,548

Calculation of Net Asset Value Per Share:
Net assets	$37,691,812	$6,178,193	$18,267,489	$6,919,548
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	439,930	500,001	449,849 [1]	300,001
Net assets value, redemption price and offering price per share	$85.68	$12.36	$40.61	$23.07

Cost of Investments	$26,612,984	$4,765,968	$14,965,194	$6,331,391

[1]	On November 10, 2011, the Fund had a 1:3 reverse stock split. Share amounts have been adjusted to give effect to 1:3 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	87

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Direxion Daily Agribusiness Bull 3X Shares	Direxion Daily Agribusiness Bear 3X Shares	Direxion Daily Basic Materials Bull 3X Shares	Direxion Daily Basic Materials Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$1,048,128	$2,030,242	$3,648,876	$1,041,259
Cash	1,884,025	309,116	2,027,352	153,186
Receivable for investments sold	1,490,112	—	—	—
Due from investment adviser, net	5,003	6,400	3,389	5,714
Dividend and interest receivable	2	2	—	—
Due from brokers for swaps	4,915	—	703	—
Unrealized appreciation on swaps	513,526	18,783	1,017,820	78,934
Prepaid expense and other assets	11,800	11,717	13,491	13,500

Total Assets	4,957,511	2,376,260	6,711,631	1,292,593

Liabilities:
Payable for Fund shares redeemed	1,510,989	—	—	—
Unrealized depreciation on swaps	—	230,454	47,325	20
Due to brokers for swaps	490,000	—	965,752	31,528
Accrued trustees’ fees	2	—	—	2
Accrued expenses and other liabilities	35,554	33,042	46,194	44,228

Total Liabilities	2,036,545	263,496	1,059,271	75,778

Net Assets	$2,920,966	$2,112,764	$5,652,360	$1,216,815

Net Assets Consist Of:
Capital stock	$4,588,001	$4,575,470	$6,213,825	$2,312,725
Accumulated undistributed net investment loss	(11,982)	(11,352)	(14,713)	(13,336)
Accumulated net realized loss	(2,156,368)	(2,239,683)	(1,517,932)	(1,161,488)
Net unrealized appreciation (depreciation) on:
Investment securities	(12,211)	—	685	—
Swaps	513,526	(211,671)	970,495	78,914

Net Assets	$2,920,966	$2,112,764	$5,652,360	$1,216,815

Calculation of Net Asset Value Per Share:
Net assets	$2,920,966	$2,112,764	$5,652,360	$1,216,815
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	100,001	200,001	50,001
Net assets value, redemption price and offering price per share	$29.21	$21.13	$28.26	$24.34

Cost of Investments	$1,060,339	$2,030,242	$3,648,191	$1,041,259

The accompanying notes are an integral part of these financial statements.

88	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$176,811,239	$5,025,824	$2,753,547	$1,830,006
Cash	29,564,430	4,778,517	1,604,838	1,065,350
Receivable for Fund shares sold	9,827,213	—	—	—
Due from investment adviser, net	—	—	4,044	5,235
Dividend and interest receivable	118	13	—	—
Due from brokers for swaps	—	—	575	—
Unrealized appreciation on swaps	—	2,749,219	1,305,053	—
Prepaid expense and other assets	14,089	12,153	13,404	13,440

Total Assets	216,217,089	12,565,726	5,681,461	2,914,031

Liabilities:
Payable for Fund shares redeemed	—	2,381,615	—	—
Payable for investments purchased	9,970,210	—	—	—
Unrealized depreciation on swaps	38,102,911	7,333	—	505,372
Due to investment adviser, net	81,769	2,065	—	—
Due to brokers for swaps	—	2,806,919	1,240,000	—
Accrued expenses and other liabilities	69,811	37,404	45,900	44,421

Total Liabilities	48,224,701	5,235,336	1,285,900	549,793

Net Assets	$167,992,388	$7,330,390	$4,395,561	$2,364,238

Net Assets Consist Of:
Capital stock	$269,534,081	$1,340,049	$4,444,300	$3,997,930
Accumulated undistributed net investment loss	(438,700)	(46,904)	(13,677)	(14,372)
Accumulated net realized gain (loss)	(59,577,736)	3,295,359	(1,379,731)	(1,113,948)
Net unrealized appreciation (depreciation) on:
Investment securities	(3,422,346)	—	39,616	—
Swaps	(38,102,911)	2,741,886	1,305,053	(505,372)

Net Assets	$167,992,388	$7,330,390	$4,395,561	$2,364,238

Calculation of Net Asset Value Per Share:
Net assets	$167,992,388	$7,330,390	$4,395,561	$2,364,238
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	12,800,001	150,001	100,001	100,001
Net assets value, redemption price and offering price per share	$13.12	$48.87	$43.96	$23.64

Cost of Investments	$180,233,585	$5,025,824	$2,713,931	$1,830,006

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	89

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily Retail Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$15,192,989	$778,894	$6,543,031	$1,708,515
Cash	2,799,312	2,068,675	2,785,578	873,277
Receivable for investments sold	—	—	11,155	—
Due from investment adviser, net	—	1,633	1,149	4,524
Dividend and interest receivable	695	—	1,083	—
Due from brokers for swaps	625,565	27	2,790	—
Unrealized appreciation on swaps	155,503	80,101	3,460,410	—
Prepaid expense and other assets	12,123	11,978	11,926	11,879

Total Assets	18,786,187	2,941,308	12,817,122	2,598,195

Liabilities:
Payable for Fund shares redeemed	—	1,912,145	—	—
Payable for investments purchased	—	—	11,043	—
Unrealized depreciation on swaps	1,167,380	22,707	—	226,368
Due to investment adviser, net	3,131	—	—	—
Due to brokers for swaps	390,000	104,849	3,488,381	—
Accrued expenses and other liabilities	23,928	21,045	28,902	28,710

Total Liabilities	1,584,439	2,060,746	3,528,326	255,078

Net Assets	$17,201,748	$880,562	$9,288,796	$2,343,117

Net Assets Consist Of:
Capital stock	$21,572,841	$2,802,893	$5,467,915	$5,099,277
Accumulated undistributed net investment loss	(59,221)	(14,288)	(21,811)	(8,391)
Accumulated net realized gain (loss)	(3,279,426)	(1,965,437)	179,177	(2,521,401)
Net unrealized appreciation (depreciation) on:
Investment securities	(20,569)	—	203,105	—
Swaps	(1,011,877)	57,394	3,460,410	(226,368)

Net Assets	$17,201,748	$880,562	$9,288,796	$2,343,117

Calculation of Net Asset Value Per Share:
Net assets	$17,201,748	$880,562	$9,288,796	$2,343,117
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	500,001	50,001	100,001	200,001
Net assets value, redemption price and offering price per share	$34.40	$17.61	$92.89	$11.72

Cost of Investments	$15,213,558	$778,894	$6,339,926	$1,708,515

The accompanying notes are an integral part of these financial statements.

90	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$69,388,538	$15,225,106	$229,392,159	$50,186,731
Cash	32,839,057	6,599,109	139,496,282	23,575,862
Receivable for Fund shares sold	—	—	—	6,452,985
Receivable for investments sold	3,694,873	—	19,277,150	—
Dividend and interest receivable	9,780	18	13,113	104
Unrealized appreciation on swaps	21,664,029	125,326	69,342,358	1,372,915
Prepaid expense and other assets	12,665	11,819	15,617	26,071

Total Assets	127,608,942	21,961,378	457,536,679	81,614,668

Liabilities:
Payable for Fund shares redeemed	3,706,869	—	29,305,427	3,008,871
Payable for investments purchased	2,389,745	—	189,583	—
Unrealized depreciation on swaps	400,363	2,562,965	6,614,171	7,494,145
Due to investment adviser, net	55,239	13,560	221,787	41,942
Due to brokers for swaps	22,716,762	231,871	64,671,655	1,486,460
Accrued trustees’ fees	—	—	33	61
Accrued expenses and other liabilities	80,719	27,502	280,932	111,312

Total Liabilities	29,349,697	2,835,898	101,283,588	12,142,791

Net Assets	$98,259,245	$19,125,480	$356,253,091	$69,471,877

Net Assets Consist Of:
Capital stock	$108,616,945	$33,884,064	$324,223,913	$180,230,814
Accumulated undistributed net investment loss	(420,318)	(110,989)	(1,296,789)	(463,054)
Accumulated net realized loss	(29,754,319)	(12,209,956)	(27,439,914)	(104,174,653)
Net unrealized appreciation (depreciation) on:
Investment securities	(1,446,729)	—	(1,962,306)	—
Swaps	21,263,666	(2,437,639)	62,728,187	(6,121,230)

Net Assets	$98,259,245	$19,125,480	$356,253,091	$69,471,877

Calculation of Net Asset Value Per Share:
Net assets	$98,259,245	$19,125,480	$356,253,091	$69,471,877
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,700,001	549,949	7,200,017	7,029,937
Net assets value, redemption price and offering price per share	$36.39	$34.78	$49.48	$9.88

Cost of Investments	$70,835,267	$15,225,106	$231,354,465	$50,186,731

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	91

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$1,014,785,030	$651,901,736	$55,798,723	$20,672,666
Cash	587,774,372	245,715,414	44,885,581	6,771,304
Receivable for Fund shares sold	36,231,422	50,490,929	—	—
Receivable for investments sold	98,980,325	—	7,271,569	—
Dividend and interest receivable	74,648	170	8,626	20
Due from brokers for swaps	—	—	15,890	—
Unrealized appreciation on swaps	303,548,039	1,364,286	57,280,073	—
Prepaid expense and other assets	29,812	20,624	15,255	19,199

Total Assets	2,041,423,648	949,493,159	165,275,717	27,463,189

Liabilities:
Payable for Fund shares redeemed	99,792,114	—	7,306,578	—
Payable for investments purchased	148,276,179	—	—	—
Unrealized depreciation on swaps	13,122,231	147,312,729	—	6,483,515
Due to investment adviser, net	962,382	431,311	57,202	6,170
Due to brokers for swaps	317,673,456	16,646	57,764,677	3
Accrued trustees’ fees	124	373	16	9
Accrued expenses and other liabilities	1,127,120	695,275	87,986	56,177

Total Liabilities	580,953,606	148,456,334	65,216,459	6,545,874

Net Assets	$1,460,470,042	$801,036,825	$100,059,258	$20,917,315

Net Assets Consist Of:
Capital stock	$1,572,844,731	$4,400,767,081	$91,978,522	$173,153,639
Accumulated undistributed net investment loss	(4,149,032)	(4,476,065)	(45,920)	(134,212)
Accumulated net realized loss	(395,962,016)	(3,449,305,748)	(49,089,603)	(145,618,597)
Net unrealized appreciation (depreciation) on:
Investment securities	(2,689,449)	—	(63,814)	—
Swaps	290,425,808	(145,948,443)	57,280,073	(6,483,515)

Net Assets	$1,460,470,042	$801,036,825	$100,059,258	$20,917,315

Calculation of Net Asset Value Per Share:
Net assets	$1,460,470,042	$801,036,825	$100,059,258	$20,917,315
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	14,108,324 [1]	37,831,645	1,350,000	833,877 [1]
Net assets value, redemption price and offering price per share	$103.52	$21.17	$74.12	$25.08

Cost of Investments	$1,017,474,479	$651,901,736	$55,862,537	$20,672,666

[1]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Share amounts have been adjusted to give effect to the 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

92	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$118,752,992	$31,721,113	$2,446,025	$49,728,082
Cash	57,314,158	13,784,955	1,315,323	18,306,998
Receivable for investments sold	3,049,651	—	—	—
Due from investment adviser, net	—	—	3,810	—
Dividend and interest receivable	7,060	—	4	18
Unrealized appreciation on swaps	35,488,646	171,602	423,169	—
Prepaid expense and other assets	12,943	11,878	11,812	12,147

Total Assets	214,625,450	45,689,548	4,200,143	68,047,245

Liabilities:
Payable for Fund shares redeemed	3,080,275	—	—	—
Payable for investments purchased	6,987	—	—	—
Unrealized depreciation on swaps	2,338,627	8,662,717	—	16,874,017
Due to investment adviser, net	100,427	20,865	—	30,260
Due to brokers for swaps	38,091,673	50,013	203,315	46,415
Accrued trustees’ fees	8	—	5	—
Accrued expenses and other liabilities	162,566	52,980	46,828	50,808

Total Liabilities	43,780,563	8,786,575	250,148	17,001,500

Net Assets	$170,844,887	$36,902,973	$3,949,995	$51,045,745

Net Assets Consist Of:
Capital stock	$97,908,747	$139,372,092	$2,682,002	$98,140,808
Accumulated undistributed net investment loss	(695,357)	(172,925)	(24,010)	(271,388)
Accumulated net realized gain (loss)	41,082,037	(93,805,079)	868,834	(29,949,658)
Net unrealized appreciation (depreciation) on:
Investment securities	(600,559)	—	—	—
Swaps	33,150,019	(8,491,115)	423,169	(16,874,017)

Net Assets	$170,844,887	$36,902,973	$3,949,995	$51,045,745

Calculation of Net Asset Value Per Share:
Net assets	$170,844,887	$36,902,973	$3,949,995	$51,045,745
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,850,000	4,009,929	50,000	1,950,000
Net assets value, redemption price and offering price per share	$59.95	$9.20	$79.00	$26.18

Cost of Investments	$119,353,551	$31,721,113	$2,446,025	$49,728,082

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	93

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$10,658,800	$231,834,174
Cash	5,451,454	145,965,618
Receivable for investments sold	3,224,071	—
Dividend and interest receivable	14	210
Due from brokers for swaps	71,666	—
Unrealized appreciation on swaps	560,592	—
Prepaid expense and other assets	11,814	21,644

Total Assets	19,978,411	377,821,646

Liabilities:
Payable for Fund shares redeemed	6,448,709	—
Unrealized depreciation on swaps	23,249	29,559,771
Due to investment adviser, net	10,705	217,087
Due to brokers for swaps	547,573	42,194
Accrued trustee’s fees	—	24
Accrued expenses and other liabilities	47,582	179,290

Total Liabilities	7,077,818	29,998,366

Net Assets	$12,900,593	$347,823,280

Net Assets Consist Of:
Capital stock	$13,379,485	$829,872,674
Accumulated net investment loss	(73,934)	(1,421,002)
Accumulated net realized loss	(927,600)	(451,068,621)
Net unrealized appreciation (depreciation) on:
Investment securities	(14,701)	—
Swaps	537,343	(29,559,771)

Net Assets	$12,900,593	$347,823,280

Calculation of Net Asset Value Per Share:
Net assets	$12,900,593	$347,823,280
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	200,000	4,999,789 [1]
Net assets value, redemption price and offering price per share	$64.50	$69.57

Cost of Investments	$10,673,501	$231,834,174

[1]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Share amounts for the Fund have been adjusted to give effect to the 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

94	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

Year Ended April 30, 2012 (Unaudited)

	Direxion Daily Large Cap Bull 3X Shares	Direxion Daily Large Cap Bear 3X Shares	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Investment income:
Dividend income	$571,823	$—	$161,260	$—
Interest Income	—	203	77	23

Total Investment Income	571,823	203	161,337	23

Expenses:
Investment advisory fees	1,041,989	641,518	217,948	55,341
Licensing fees	191,167	114,162	—	7,864
Administration and accounting fees	81,246	50,179	20,183	4,165
Professional fees	36,563	32,174	19,417	11,508
Interest expense	23,724	1,496	5,064	587
Custody fees	22,093	11,363	8,500	2,216
Report to shareholders	16,524	22,003	5,252	1,910
Transfer agent fees	12,798	10,128	7,304	6,220
Compliance fees	5,085	3,397	1,060	307
Trustees’ fees and expenses	4,585	2,770	936	248
Pricing fees	3,514	3,514	3,514	3,514
Exchange listing fees	2,438	2,438	2,438	2,438
Insurance fees	2,397	1,429	447	141
Excise tax	—	—	336,660	—
Other	4,664	3,797	1,853	1,380

Total expenses	1,448,787	900,368	630,576	97,839
Less: Reimbursement of expenses from Adviser	(105,210)	(86,282)	(8,920)	(27,154)

Net expenses	1,343,577	814,086	621,656	70,685

Net investment loss	(771,754)	(813,883)	(460,319)	(70,662)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	—	46,654	—
In-kind redemptions	6,715,404	—	978,321	—
Swaps	64,950,776	(67,420,778)	8,490,606	(3,233,934)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	71,666,180	(67,420,778)	9,515,581	(3,233,934)

Change in unrealized appreciation (depreciation) on:
Investment securities	(659,702)	—	1,017,984	—
Swaps	25,586,661	(3,743,348)	6,211,741	(3,054,517)

Change in unrealized appreciation (depreciation) on investment securities and swaps	24,926,959	(3,743,348)	7,229,725	(3,054,517)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	96,593,139	(71,164,126)	16,745,306	(6,288,451)

Net increase (decrease) in net assets resulting from operations	$95,821,385	$(71,978,009)	$16,284,987	$(6,359,113)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	95

Statements of Operations

Period Ended April 30, 2012 (Unaudited)

	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily BRIC Bull 3X Shares	Direxion Daily BRIC Bear 3X Shares
Investment income:
Dividend income (net of foreign withholding tax of $-, $-, $96 and $-, respectively)	$972,317	$—	$9,896	$—
Interest Income	276	423	9	—

Total Investment Income	972,593	423	9,905	—

Expenses:
Investment advisory fees	3,497,183	3,012,155	20,284	9,047
Licensing fees	647,327	554,634	3,267	6,398
Administration and accounting fees	270,315	228,382	1,930	681
Custody fees	72,879	45,959	2,327	1,331
Interest expense	71,014	20,796	264	7
Professional fees	65,547	60,693	7,858	7,651
Report to shareholders	42,443	59,062	1,024	1,117
Transfer agent fees	29,165	25,932	5,986	5,911
Compliance fees	16,905	15,385	77	49
Trustees’ fees and expenses	15,392	12,960	68	43
Insurance fees	8,147	6,155	36	25
Pricing fees	3,514	3,514	3,514	3,514
Exchange listing fees	2,438	3,657	2,438	2,438
Other	10,466	9,797	1,274	1,252

Total expenses	4,752,735	4,059,081	50,347	39,464
Less: Reimbursement of expenses from Adviser	(251,955)	(222,889)	(24,390)	(27,997)

Net expenses	4,500,780	3,836,192	25,957	11,467

Net investment loss	(3,528,187)	(3,835,769)	(16,052)	(11,467)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	—	(6,755)	—
In-kind redemptions	20,378,559	—	—	—
Swaps	339,290,096	(379,673,872)	(31,740)	(1,096,367)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	359,668,655	(379,673,872)	(38,495)	(1,096,367)

Change in unrealized appreciation (depreciation) on:
Investment securities	1,343,609	—	(4,214)	—
Swaps	(40,626,764)	62,313,784	(494,199)	549,251

Change in unrealized appreciation (depreciation) on investment securities and swaps	(39,283,155)	62,313,784	(498,413)	549,251

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	320,385,500	(317,360,088)	(536,908)	(547,116)

Net increase (decrease) in net assets resulting from operations	$316,857,313	$(321,195,857)	$(552,960)	$(558,583)

The accompanying notes are an integral part of these financial statements.

96	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

Period Ended April 30, 2012 (Unaudited)

	Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares	Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Investment income:
Dividend income (net of foreign withholding tax of $960, $-, $6,551 and $-, respectively)	$35,366	$—	$64,959	$—
Interest Income	74	22	17	20

Total Investment Income	35,440	22	64,976	20

Expenses:
Investment advisory fees	168,402	42,646	77,604	56,215
Licensing fees	17,963	4,549	28,077	26,073
Professional fees	16,725	7,942	12,105	10,515
Administration and accounting fees	13,324	3,205	6,635	4,228
Custody fees	7,584	2,022	3,583	2,358
Transfer agent fees	6,974	6,135	6,369	6,226
Report to shareholders	4,873	1,670	2,626	2,226
Pricing fees	3,514	3,514	3,514	3,514
Interest expense	2,960	573	802	880
Exchange listing fees	2,437	2,438	2,438	2,438
Compliance fees	729	191	349	272
Trustees’ fees and expenses	643	168	308	240
Insurance fees	346	85	167	134
Excise tax	—	—	3,704	—
Other	1,888	1,353	1,547	1,394

Total expenses	248,362	76,491	149,828	116,713
Less: Reimbursement of expenses from Adviser	(32,093)	(21,900)	(47,024)	(44,628)

Net expenses	216,269	54,591	102,804	72,085

Net investment loss	(180,829)	(54,569)	(37,828)	(72,065)

Net Realized and unrealized gain (loss) on investments:
Net realized loss on:
Investment securities	(95,801)	—	—	—
In-kind redemptions	—	—	(30,200)	—
Swaps	(870,652)	(3,033,303)	(688,854)	(2,421,542)

Net realized loss on in-kind redemptions, and swaps	(966,453)	(3,033,303)	(719,054)	(2,421,542)

Change in unrealized appreciation (depreciation) on:
Investment securities	295,061	—	240,418	—
Swaps	1,015,256	(189,739)	2,015,949	(1,996,559)

Change in unrealized appreciation (depreciation) on investment securities and swaps	1,310,317	(189,739)	2,256,367	(1,996,559)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	343,864	(3,223,042)	1,537,313	(4,418,101)

Net increase (decrease) in net assets resulting from operations	$163,035	$(3,277,611)	$1,499,485	$(4,490,166)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	97

Statements of Operations

Period Ended April 30, 2012 (Unaudited)

	Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares	Direxion Daily India Bull 3X Shares	Direxion Daily India Bear 3X Shares
Investment income:
Dividend income	$1,392,380	$—	$4,649	$—
Interest Income	25	147	42	8

Total Investment Income	1,392,405	147	4,691	8

Expenses:
Investment advisory fees	1,436,782	501,808	61,743	13,844
Professional fees	40,589	24,498	8,780	7,885
Licensing fees	210,589	68,828	6,586	1,477
Transfer agent fees	15,429	9,196	6,263	5,944
Administration and accounting fees	109,936	39,625	4,720	1,040
Pricing fees	3,514	3,514	3,514	3,514
Exchange listing fees	3,616	3,413	2,438	2,438
Report to shareholders	21,589	12,084	2,339	966
Custody fees	26,423	10,244	2,286	1,344
Excise tax	—	—	745	—
Interest expense	23,540	8,575	521	302
Compliance fees	6,753	2,435	233	58
Trustees’ fees and expenses	6,067	2,074	206	52
Insurance fees	3,021	970	116	28
Other	5,954	2,457	1,479	1,261

Total expenses	1,913,802	689,721	101,969	40,153
Less: Reimbursement of expenses from Adviser	(70,338)	(45,522)	(22,494)	(22,315)

Net expenses	1,843,464	644,199	79,475	17,838

Net investment loss	(451,059)	(644,052)	(74,784)	(17,830)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
In-kind redemptions	2,536,734	—	—	—
Swaps	22,698,959	(41,235,475)	(2,838,572)	(481,360)

Net realized gain (loss) on in-kind redemptions and swaps	25,235,693	(41,235,475)	(2,838,572)	(481,360)

Change in unrealized appreciation (depreciation) on:
Investment securities	(1,326,906)	—	(504,357)	—
Swaps	(3,472,816)	(1,271,285)	(2,271,144)	923,269

Change in unrealized appreciation (depreciation) on investment securities and swaps	(4,799,722)	(1,271,285)	(2,775,501)	923,269

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	20,435,971	(42,506,760)	(5,614,073)	441,909

Net increase (decrease) in net assets resulting from operations	$19,984,912	$(43,150,812)	$(5,688,857)	$424,079

The accompanying notes are an integral part of these financial statements.

98	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

Period Ended April 30, 2012 (Unaudited)

	Direxion Daily Latin America Bull 3X Shares	Direxion Daily Latin America Bear 3X Shares	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Investment income:
Dividend income	$169,959	$—	$84,039	$—
Interest Income	10	10	31	7

Total Investment Income	169,969	10	84,070	7

Expenses:
Investment advisory fees	158,267	22,021	68,662	25,296
Licensing fees	54,758	5,559	14,918	14,918
Excise tax	18,364	—	—	—
Professional fees	16,309	7,745	17,683	10,891
Administration and accounting fees	12,206	1,655	5,164	1,955
Transfer agent fees	6,906	5,998	6,309	6,020
Custody fees	4,715	1,428	1,936	1,227
Report to shareholders	4,114	1,128	2,167	2,309
Interest expense	3,835	184	1,415	708
Pricing fees	3,514	3,514	3,514	3,514
Exchange listing fees	2,641	2,438	2,641	2,438
Compliance fees	722	101	253	96
Trustees’ fees and expenses	632	87	224	85
Insurance fees	331	42	90	46
Offering fees	—	—	4,047	4,046
Other	1,701	1,262	1,270	1,264

Total expenses	289,015	53,162	130,293	74,813
Less: Reimbursement of expenses from Adviser	(66,344)	(25,085)	(41,906)	(42,063)

Net expenses	222,671	28,077	88,387	32,750

Net investment loss	(52,702)	(28,067)	(4,317)	(32,743)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	—	(562,904)	—
In-kind redemptions	—	—	437,614	—
Swaps	(811,891)	(1,282,745)	(797,239)	(1,914,518)

Net realized loss on investment securities, in-kind redemptions, and swaps	(811,891)	(1,282,745)	(922,529)	(1,914,518)

Change in unrealized appreciation (depreciation) on:
Investment securities	65,163	—	(398,970)	—
Swaps	2,078,602	(252,931)	468,119	241,408

Change in unrealized appreciation (depreciation) on investment securities and swaps	2,143,765	(252,931)	69,149	241,408

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	1,331,874	(1,535,676)	(853,380)	(1,673,110)

Net increase (decrease) in net assets resulting from operations	$1,279,172	$(1,563,743)	$(857,697)	$(1,705,853)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	99

Statements of Operations

Period Ended April 30, 2012 (Unaudited)

	Direxion Daily Agribusiness Bull 3X Shares	Direxion Daily Agribusiness Bear 3X Shares	Direxion Daily Basic Materials Bull 3X Shares	Direxion Daily Basic Materials Bear 3X Shares
Investment income:
Dividend income	$11,400	$—	$9,897	$—
Interest Income	4	4	1	—

Total Investment Income	11,404	4	9,898	—

Expenses:
Investment advisory fees	18,304	8,944	19,361	10,485
Licensing fees	16,776	16,776	14,241	14,471
Professional fees	7,734	7,635	7,703	7,669
Transfer agent fees	5,973	5,910	5,980	5,921
Offering fees	4,046	4,047	4,047	4,047
Pricing fees	3,514	3,514	3,514	3,514
Exchange listing fees	2,438	2,438	2,438	2,438
Administration and accounting fees	1,410	724	1,515	823
Report to shareholders	1,218	1,005	1,161	873
Custody fees	1,125	978	1,161	1,096
Interest expense	201	27	86	55
Compliance fees	92	42	76	58
Trustees’ fees and expenses	81	37	67	51
Insurance fees	44	27	32	33
Other	1,281	1,264	1,266	1,270

Total expenses	64,237	53,368	62,648	52,804
Less: Reimbursement of expenses from Adviser	(40,851)	(42,012)	(38,037)	(39,468)

Net expenses	23,386	11,356	24,611	13,336

Net investment loss	(11,982)	(11,352)	(14,713)	(13,336)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
In-kind redemptions	(133,688)	—	11,790	—
Swaps	91,385	(910,830)	286,617	(321,591)

Net realized gain (loss) on in-kind redemptions, and swaps	(42,303)	(910,830)	298,407	(321,591)

Change in unrealized appreciation (depreciation) on:
Investment securities	98,752	—	47,568	—
Swaps	55,248	303,548	362,472	(770,332)

Change in unrealized appreciation (depreciation) on investment securities and swaps	154,000	303,548	410,040	(770,332)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	111,697	(607,282)	708,447	(1,091,923)

Net increase (decrease) in net assets resulting from operations	$99,715	$(618,634)	$693,734	$(1,105,259)

The accompanying notes are an integral part of these financial statements.

100	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

Period Ended April 30, 2012 (Unaudited)

	Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares
Investment income:
Dividend income	$111,477	$—	$5,076	$—
Interest Income	192	20	2	—

Total Investment Income	111,669	20	5,078	—

Expenses:
Investment advisory fees	433,700	36,629	14,608	11,262
Licensing fees	34,696	13,409	14,431	14,448
Administration and accounting fees	32,589	2,815	1,173	848
Professional fees	19,440	8,504	7,694	7,675
Transfer agent fees	8,742	6,095	5,948	5,926
Custody fees	7,509	1,619	1,095	1,076
Report to shareholders	5,388	1,313	921	773
Pricing fees	3,514	3,514	3,514	3,514
Exchange listing fees	2,438	2,437	2,438	2,438
Compliance fees	1,828	134	69	61
Trustees’ fees and expenses	1,613	118	61	53
Offering fees	1,427	1,427	4,047	4,046
Interest expense	1,016	528	252	107
Insurance fees	830	92	35	33
Other	1,242	1,225	1,269	1,270

Total expenses	555,972	79,859	57,555	53,530
Less: Reimbursement of expenses from Adviser	(5,603)	(32,935)	(38,800)	(39,158)

Net expenses	550,369	46,924	18,755	14,372

Net investment loss	(438,700)	(46,904)	(13,677)	(14,372)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(8,137,489)	—	—	—
In-kind redemptions	3,572,392	—	(97,887)	—
Swaps	(45,464,033)	4,028,088	(165,878)	(355,039)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	(50,029,130)	4,028,088	(263,765)	(355,039)

Change in unrealized appreciation (depreciation) on:
Investment securities	(4,485,475)	—	122,707	—
Swaps	(37,194,755)	2,648,529	1,238,162	(903,347)

Change in unrealized appreciation (depreciation) on investment securities and swaps	(41,680,230)	2,648,529	1,360,869	(903,347)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	(91,709,360)	6,676,617	1,097,104	(1,258,386)

Net increase (decrease) in net assets resulting from operations	$(92,148,060)	$6,629,713	$1,083,427	$(1,272,758)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	101

Statements of Operations

Period Ended April 30, 2012 (Unaudited)

	Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily Retail Bear 3X Shares
Investment income:
Dividend income (net of foreign withholding tax of $1,099, $-, $- and $-, respectively)	$19,154	$—	$9,676	$—
Interest Income	11	4	5	—

Total Investment Income	19,165	4	9,681	—

Expenses:
Investment advisory fees	46,634	11,200	24,460	6,624
Professional fees	8,909	7,799	7,938	7,710
Transfer agent fees	6,162	5,926	6,014	5,895
Licensing fees	4,974	1,194	12,234	12,208
Administration and accounting fees	3,567	966	2,219	499
Pricing fees	3,514	3,514	3,514	3,514
Custody fees	2,954	1,212	1,905	1,107
Exchange listing fees	2,438	2,438	2,438	2,438
Report to shareholders	1,096	375	1,503	998
Interest expense	316	105	509	—
Compliance fees	220	48	81	31
Trustees’ fees and expenses	194	43	71	28
Insurance fees	103	20	45	15
Other	1,322	1,244	1,288	1,248

Total expenses	82,403	36,084	64,219	42,315
Less: Reimbursement of expenses from Adviser	(23,017)	(21,792)	(32,727)	(33,924)

Net expenses	59,386	14,292	31,492	8,391

Net investment loss	(40,221)	(14,288)	(21,811)	(8,391)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	32,187	—	(260)	—
In-kind redemptions	452,238	—	—	—
Swaps	(135,354)	333,765	233,750	(1,018,152)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	349,071	333,765	233,490	(1,018,152)

Change in unrealized appreciation (depreciation) on:
Investment securities	(139,271)	—	210,123	—
Swaps	(1,752,026)	9,454	3,045,164	212,296

Change in unrealized appreciation (depreciation) on investment securities and swaps	(1,891,297)	9,454	3,255,287	212,296

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	(1,542,226)	343,219	3,488,777	(805,856)

Net increase (decrease) in net assets resulting from operations	$(1,582,447)	$328,931	$3,466,966	$(814,247)

The accompanying notes are an integral part of these financial statements.

102	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

Period Ended April 30, 2012 (Unaudited)

	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Investment income:
Dividend income (net of foreign withholding tax of $497, $-, $216 and $-, respectively)	$126,243	$—	$568,958	$—
Interest Income	34	29	203	191

Total Investment Income	126,277	29	569,161	191

Expenses:
Investment advisory fees	423,552	87,490	1,425,852	359,655
Licensing fees	56,473	11,665	170,018	39,101
Administration and accounting fees	32,038	6,563	109,462	28,996
Professional fees	21,318	8,202	40,296	20,826
Interest expense	10,095	197	39,612	2,238
Custody fees	9,710	2,869	28,214	7,654
Report to shareholders	8,768	1,520	25,275	8,772
Transfer agent fees	8,675	6,435	15,357	8,249
Pricing fees	3,514	3,514	3,514	3,514
Exchange listing fees	2,438	2,438	2,438	2,438
Compliance fees	1,997	334	6,687	1,793
Trustees’ fees and expenses	1,762	294	6,131	1,582
Insurance fees	914	176	3,227	658
Other	2,322	1,433	5,646	1,950

Total expenses	583,576	133,130	1,881,729	487,426
Less: Reimbursement of expenses from Adviser	(36,981)	(22,112)	(36,038)	(29,625)

Net expenses	546,595	111,018	1,845,691	457,801

Net investment loss	(420,318)	(110,989)	(1,276,530)	(457,610)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(124,114)	—	(1,766,228)	—
In-kind redemptions	877,880	—	14,560,454	—
Swaps	13,254,242	(8,530,176)	44,267,109	(18,864,747)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	14,008,008	(8,530,176)	57,061,335	(18,864,747)

Change in unrealized appreciation (depreciation) on:
Investment securities	1,568,939	—	(322,804)	—
Swaps	1,945,252	1,252,740	(9,390,895)	4,150,679

Change in unrealized appreciation (depreciation) on investment securities and swaps	3,514,191	1,252,740	(9,713,699)	4,150,679

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	17,522,199	(7,277,436)	47,347,636	(14,714,068)

Net increase (decrease) in net assets resulting from operations	$17,101,881	$(7,388,425)	$46,071,106	$(15,171,678)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	103

Statements of Operations

Period Ended April 30, 2012 (Unaudited)

	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Investment income:
Dividend income (net of foreign withholding tax of $4,925, $-, $- and $-, respectively)	$3,127,353	$—	$460,191	$—
Interest Income	13	161	114	23

Total Investment Income	3,127,366	161	460,305	23

Expenses:
Investment advisory fees	5,644,678	3,491,493	436,629	105,792
Licensing fees	698,325	419,850	53,459	26,886
Administration and accounting fees	427,106	264,647	34,237	7,962
Interest expense	109,470	18,639	13,653	938
Professional fees	94,957	70,615	24,900	15,980
Custody fees	94,545	54,165	12,413	3,721
Report to shareholders	90,376	99,188	7,800	6,735
Transfer agent fees	43,482	29,128	8,762	6,556
Compliance fees	26,625	18,302	2,147	550
Trustees’ fees and expenses	24,013	15,969	1,895	485
Insurance fees	12,178	7,951	1,021	272
Exchange listing fees	8,492	4,632	2,438	2,641
Pricing fees	3,514	3,514	3,514	3,514
Other	23,666	11,713	2,785	1,055

Total expenses	7,301,427	4,509,806	605,653	183,087
Less: Reimbursement of expenses from Adviser	(29,442)	(68,609)	(38,936)	(48,852)
Less: Investment advisory fees waived	(12,590)	—	—	—

Net expenses	7,259,395	4,441,197	566,717	134,235

Net investment loss	(4,132,029)	(4,441,036)	(106,412)	(134,212)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(241,851)	—	(61,261)	—
In-kind redemptions	15,857,659	—	2,325,200	—
Swaps	455,109,204	(588,221,789)	(534,904)	(8,898,579)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	470,725,012	(588,221,789)	1,729,035	(8,898,579)

Change in unrealized appreciation (depreciation) on:
Investment securities	16,281,229	—	(195,624)	—
Swaps	75,612,415	78,469,399	35,807,887	(3,505,579)

Change in unrealized appreciation (depreciation) on investment securities and swaps	91,893,644	78,469,399	35,612,263	(3,505,579)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	562,618,656	(509,752,390)	37,341,298	(12,404,158)

Net increase (decrease) in net assets resulting from operations	$558,486,627	$(514,193,426)	$37,234,886	$(12,538,370)

The accompanying notes are an integral part of these financial statements.

104	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

Period Ended April 30, 2012 (Unaudited)

	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Investment income:
Dividend income	$181,644	$—	$—	$—
Interest Income	—	—	5	52

Total Investment Income	181,644	—	5	52

Expenses:
Investment advisory fees	679,639	134,941	18,728	214,255
Licensing fees	79,275	13,311	16,994	8,570
Administration and accounting fees	52,528	10,140	1,482	16,117
Professional fees	32,782	16,090	10,208	16,968
Interest expense	16,125	249	293	51
Report to shareholders	15,319	6,100	2,977	5,055
Custody fees	14,185	3,495	1,602	4,832
Transfer agent fees	10,382	6,751	5,976	7,279
Pricing fees	3,514	3,514	3,514	3,514
Compliance fees	3,339	634	111	1,059
Trustees’ fees and expenses	2,946	532	97	934
Exchange listing fees	2,438	2,438	2,438	2,438
Insurance fees	1,551	272	73	505
Other	4,042	1,716	1,350	2,037

Total expenses	918,065	200,183	65,843	283,614
Less: Reimbursement of expenses from Adviser	(41,064)	(29,009)	(41,828)	(12,174)

Net expenses	877,001	171,174	24,015	271,440

Net investment loss	(695,357)	(171,174)	(24,010)	(271,388)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(66,436)	—	—	—
In-kind redemptions	3,617,802	—	—	—
Swaps	66,878,357	(14,395,850)	1,093,259	(8,822,035)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	70,429,723	(14,395,850)	1,093,259	(8,822,035)

Change in unrealized appreciation (depreciation) on:
Investment securities	626,525	—	—	—
Swaps	(2,684,550)	(2,376,729)	(647,777)	1,240,748

Change in unrealized appreciation (depreciation) on investment securities and swaps	(2,058,025)	(2,376,729)	(647,777)	1,240,748

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	68,371,698	(16,772,579)	445,482	(7,581,287)

Net increase (decrease) in net assets resulting from operations	$67,676,341	$(16,943,753)	$421,472	$(7,852,675)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	105

Statements of Operations

Period Ended April 30, 2012 (Unaudited)

	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Investment income:
Dividend income	$64,469	$—
Interest Income	27	366

Total Investment Income	64,496	366

Expenses:
Investment advisory fees	108,844	1,136,493
Licensing fees	20,593	45,478
Professional fees	10,966	37,358
Administration and accounting fees	8,261	85,396
Transfer agent fees	6,577	13,431
Pricing fees	3,514	3,514
Custody fees	3,473	19,284
Exchange listing fees	2,438	2,641
Report to shareholders	2,350	22,766
Interest expense	561	3,011
Compliance fees	510	4,837
Trustees’ fees and expenses	443	4,717
Insurance fees	243	2,381
Other	1,490	6,227

Total expenses	170,263	1,387,534
Less: Recoupment (reimbursement) of expenses from Adviser	(31,833)	33,834

Net expenses	138,430	1,421,368

Net investment loss	(73,934)	(1,421,002)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
In-kind redemptions	(6,206)	—
Swaps	2,029,729	(65,764,853)

Net realized gain (loss) on in-kind redemptions, and swaps	2,023,523	(65,764,853)

Change in unrealized appreciation (depreciation) on:
Investment securities	48,604	—
Swaps	(611,427)	11,905,721

Change in unrealized appreciation (depreciation) on investment securities and swaps	(562,823)	11,905,721

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	1,460,700	(53,859,132)

Net increase (decrease) in net assets resulting from operations	$1,386,766	$(55,280,134)

The accompanying notes are an integral part of these financial statements.

106	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Large Cap Bull 3X Shares		Direxion Daily Large Cap Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011[1]
Operations:
Net investment loss	$(771,754)	$(1,448,144)	$(813,883)	$(1,724,180)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	71,666,180	100,118,398	(67,420,778)	(121,819,010)
Net unrealized appreciation (depreciation) on investment securities and swaps	24,926,959	(49,018,445)	(3,743,348)	35,553,328

Net increase (decrease) in net assets resulting from operations	95,821,385	49,651,809	(71,978,009)	(87,989,862)

Capital share transactions:
Proceeds from shares sold	190,006,984	676,991,195	160,465,969	313,788,696
Cost of shares redeemed	(333,414,625)	(638,021,544)	(108,405,168)	(311,221,089)
Transaction fees	67,516	151,259	32,522	98,001

Net increase (decrease) in net assets resulting from capital transactions	(143,340,125)	39,120,910	52,093,323	2,665,608

Total increase (decrease) in net assets	(47,518,740)	88,772,719	(19,884,686)	(85,324,254)
Net assets:
Beginning of period	291,922,315	203,149,596	198,653,996	283,978,250

End of period	$244,403,575	$291,922,315	$178,769,310	$198,653,996

Accumulated undistributed net investment loss at end of period	$(845,497)	$(73,743)	$(867,333)	$(53,450)

Changes in shares outstanding
Shares outstanding, beginning of period	4,700,417	3,450,417	6,179,745	5,170,083
Shares sold	3,050,000	11,200,000	6,350,000	8,060,000
Shares repurchased	(4,850,000)	(9,950,000)	(3,700,000)	(7,050,338)

Shares outstanding, end of period	2,900,417	4,700,417	8,829,745	6,179,745

[1]	On February 24, 2011, the Fund had a 1:5 reverse stock split. Share amounts have been adjusted to give effect to give effect to the 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	107

Statements of Changes in Net Assets

	Direxion Daily Mid Cap Bull 3X Shares		Direxion Daily Mid Cap Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011[1]
Operations:
Net investment loss	$(460,319)	$(354,000)	$(70,662)	$(129,113)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	9,515,581	16,823,853	(3,233,934)	(17,983,628)
Net unrealized appreciation (depreciation) on investment securities and swaps	7,229,725	(9,713,541)	(3,054,517)	6,554,043

Net increase (decrease) in net assets resulting from operations	16,284,987	6,756,312	(6,359,113)	(11,558,698)

Distribution to shareholders:
Net investment income	—	(46,200)	—	—
Net realized gain	(8,424,663)	(3,814,813)	—	—

Total distributions	(8,424,663)	(3,861,013)	—	—

Capital share transactions:
Proceeds from shares sold	4,014,218	51,893,587	7,871,709	19,656,973
Cost of shares redeemed	(27,908,843)	(30,054,154)	(5,773,750)	(8,829,983)
Transaction fees	7,131	7,711	1,732	3,583

Net increase (decrease) in net assets resulting from capital transactions	(23,887,494)	21,847,144	2,099,691	10,830,573

Total increase (decrease) in net assets	(16,027,170)	24,742,443	(4,259,422)	(728,125)
Net assets:
Beginning of period	66,762,733	42,020,290	17,464,172	18,192,297

End of period	$50,735,563	$66,762,733	$13,204,750	$17,464,172

Accumulated undistributed net investment income (loss) at end of period	$(459,105)	$1,213	$(70,662)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	1,850,000	1,100,000	524,967	294,994
Shares sold	100,008	1,450,000	350,000	430,000
Shares repurchased	(700,000)	(700,000)	(250,000)	(200,027)

Shares outstanding, end of period	1,250,008	1,850,000	624,967	524,967

[1]	On February 24, 2011, the Fund had a 1:5 reverse stock split. Share amounts have been adjusted to give effect to give effect to the 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

108	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Small Cap Bull 3X Shares		Direxion Daily Small Cap Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011[1]
Operations:
Net investment loss	$(3,528,187)	$(5,007,694)	$(3,835,769)	$(6,047,611)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	359,668,655	60,083,431	(379,673,872)	(542,717,166)
Net unrealized appreciation (depreciation) on investment securities and swaps	(39,283,155)	33,821,800	62,313,784	145,871,337

Net increase (decrease) in net assets resulting from operations	316,857,313	88,897,537	(321,195,857)	(402,893,440)

Capital share transactions:
Proceeds from shares sold	2,491,966,530	3,927,053,651	2,008,544,049	3,366,993,339
Cost of shares redeemed	(2,945,539,341)	(3,555,531,181)	(1,774,036,525)	(2,927,055,269)
Transaction fees	570,991	884,050	513,374	887,312

Net increase (decrease) in net assets resulting from capital transactions	(453,001,820)	372,406,520	235,020,898	440,825,382

Total increase (decrease) in net assets	(136,144,507)	461,304,057	(86,174,959)	37,931,942
Net assets:
Beginning of period	934,175,402	472,871,345	925,717,054	887,785,112

End of period	$798,030,895	$934,175,402	$839,542,095	$925,717,054

Accumulated undistributed net investment loss at end of period	$(3,550,685)	$(22,498)	$(3,859,190)	$(23,421)

Changes in shares outstanding
Shares outstanding, beginning of period	19,650,017	8,950,017	30,305,985	13,113,127
Shares sold	49,400,000	72,200,000	91,950,000	84,116,667
Shares repurchased	(55,500,000)	(61,500,000)	(75,900,000)	(66,923,809)

Shares outstanding, end of period	13,550,017	19,650,017	46,355,985	30,305,985

[1]	On February 24, 2011, the Fund had a 1:3 reverse stock split. Share amounts have been adjusted to give effect to 1:3 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	109

Statements of Changes in Net Assets

	Direxion Daily BRIC Bull 3X Shares		Direxion Daily BRIC Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations:
Net investment income (loss)	$(16,052)	$20,968	$(11,467)	$(25,823)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(38,495)	(1,922,388)	(1,096,367)	129,619
Net unrealized appreciation (depreciation) on investment securities and swaps	(498,413)	(45,986)	549,251	(142,208)

Net decrease in net assets resulting from operations	(552,960)	(1,947,406)	(558,583)	(38,412)

Distribution to shareholders:
Net investment income	—	(21,769)	—	—
Net realized gain	—	(46,621)	(124,256)	(1,865)
Return of capital	—	(3,013)	—	—

Total distributions	—	(71,403)	(124,256)	(1,865)

Capital share transactions:
Proceeds from shares sold	1,911,807	2,198,179	—	1,603,640
Cost of shares redeemed	—	—	—	(1,603,640)
Transaction fees	—	—	—	481

Net increase in net assets resulting from capital transactions	1,911,807	2,198,179	—	481

Total increase (decrease) in net assets	1,358,847	179,370	(682,839)	(39,796)
Net assets:
Beginning of period	4,501,826	4,322,456	2,875,872	2,915,668

End of period	$5,860,673	$4,501,826	$2,193,033	$2,875,872

Accumulated undistributed net investment loss at end of period	$(17,186)	$(1,134)	$(11,467)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	150,001	100,001	100,001	100,001
Shares sold	50,000	50,000	—	50,000
Shares repurchased	—	—	—	(50,000)

Shares outstanding, end of period	200,001	150,001	100,001	100,001

The accompanying notes are an integral part of these financial statements.

110	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily China Bull 3X Shares		Direxion Daily China Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations:
Net investment loss	$(180,829)	$(156,275)	$(54,569)	$(103,879)
Net realized loss on investment securities, in-kind redemptions and swaps	(966,453)	(21,062,828)	(3,033,303)	(1,224,748)
Net unrealized appreciation (depreciation) on investment securities and swaps	1,310,317	(7,540,934)	(189,739)	2,401,793

Net increase (decrease) in net assets resulting from operations	163,035	(28,760,037)	(3,277,611)	1,073,166

Distribution to shareholders:
Net realized gain	—	(1,867,105)	—	—

Total distributions	—	(1,867,105)	—	—

Capital share transactions:
Proceeds from shares sold	4,485,528	72,013,427	6,627,344	17,503,573
Cost of shares redeemed	(6,247,482)	(48,067,914)	(847,417)	(14,792,902)
Transaction fees	1,874	14,421	254	4,438

Net increase (decrease) in net assets resulting from capital transactions	(1,760,080)	23,959,934	5,780,181	2,715,109

Total increase (decrease) in net assets	(1,597,045)	(6,667,208)	2,502,570	3,788,275
Net assets:
Beginning of period	45,799,240	52,466,448	10,575,305	6,787,030

End of period	$44,202,195	$45,799,240	$13,077,875	$10,575,305

Accumulated undistributed net investment loss at end of period	$(180,829)	$—	$(54,569)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	2,000,011	1,000,001	650,001	400,001
Shares sold	250,000	2,000,010	500,000	1,100,000
Shares repurchased	(250,000)	(1,000,000)	(50,000)	(850,000)

Shares outstanding, end of period	2,000,011	2,000,011	1,100,001	650,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	111

Statements of Changes in Net Assets

	Direxion Daily Developed Markets Bull 3X Shares		Direxion Daily Developed Markets Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011[1]
Operations:
Net investment income (loss)	$(37,828)	$286,365	$(72,065)	$(136,626)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(719,054)	62,618	(2,421,542)	(9,763,536)
Net unrealized appreciation (depreciation) on investment securities and swaps	2,256,367	(8,615,920)	(1,996,559)	5,434,347

Net increase (decrease) in net assets resulting from operations	1,499,485	(8,266,937)	(4,490,166)	(4,465,815)

Distribution to shareholders:
Net investment income	(122,922)	(746,235)	—	—
Net realized gain	(1,296,042)	(1,487,042)	—	—

Total distributions	(1,418,964)	(2,233,277)	—	—

Capital share transactions:
Proceeds from shares sold	4,604,065	31,576,671	4,504,280	9,248,812
Cost of shares redeemed	(6,079,088)	(22,173,044)	—	(5,358,203)
Transaction fees	1,625	5,787	—	1,607

Net increase (decrease) in net assets resulting from capital transactions	(1,473,398)	9,409,414	4,504,280	3,892,216

Total increase (decrease) in net assets	(1,392,877)	(1,090,800)	14,114	(573,599)
Net assets:
Beginning of period	21,765,885	22,856,685	14,921,924	15,495,523

End of period	$20,373,008	$21,765,885	$14,936,038	$14,921,924

Accumulated undistributed net investment income (loss) at end of period	$(107,762)	$52,988	$(72,065)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	550,000	350,000	439,951	330,000
Shares sold	150,001	700,000	150,000	240,000
Shares repurchased	(150,000)	(500,000)	—	(130,049)

Shares outstanding, end of period	550,001	550,000	589,951	439,951

[1]	On February 24, 2011, the Fund had a 1:5 reverse stock split. Share amounts have been adjusted to give effect to the 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

112	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Emerging Markets Bull 3X Shares[1]		Direxion Daily Emerging Markets Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations:
Net investment loss	$(451,059)	$(1,272,118)	$(644,052)	$(966,537)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	25,235,693	(38,049,500)	(41,235,475)	(36,445,721)
Net unrealized appreciation (depreciation) on investment securities and swaps	(4,799,722)	(75,162,936)	(1,271,285)	26,869,207

Net increase (decrease) in net assets resulting from operations	19,984,912	(114,484,554)	(43,150,812)	(10,543,051)

Distribution to shareholders:
Net investment income	(474,997)	(302,509)	—	—
Net realized gain	—	(12,080,628)	—	—

Total distributions	(474,997)	(12,383,137)	—	—

Capital share transactions:
Proceeds from shares sold	250,338,626	956,399,815	247,145,977	364,034,044
Cost of shares redeemed	(308,316,960)	(772,599,259)	(185,213,045)	(367,065,532)
Transaction fees	62,493	186,308	55,928	102,385

Net increase (decrease) in net assets resulting from capital transactions	(57,915,841)	183,986,864	61,988,860	(2,929,103)

Total increase (decrease) in net assets	(38,405,926)	57,119,173	18,838,048	(13,472,154)
Net assets:
Beginning of period	410,779,790	353,660,617	113,942,342	127,414,496

End of period	$372,373,864	$410,779,790	$132,780,390	$113,942,342

Accumulated undistributed net investment loss at end of period	$(926,056)	$—	$(644,052)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	4,220,000	1,890,000	6,039,718	5,289,718
Shares sold	2,890,000	7,210,000	15,650,000	17,100,000
Shares repurchased	(3,300,356)	(4,880,000)	(11,550,000)	(16,350,000)

Shares outstanding, end of period	3,809,644	4,220,000	10,139,718	6,039,718

[1]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to effect 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	113

Statements of Changes in Net Assets

	Direxion Daily India Bull 3X Shares		Direxion Daily India Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations:
Net investment loss	$(74,784)	$(159,698)	$(17,830)	$(32,581)
Net realized loss on investment securities, in-kind redemptions and swaps	(2,838,572)	(5,835,141)	(481,360)	(238,473)
Net unrealized appreciation (depreciation) on investment securities and swaps	(2,775,501)	(3,167,828)	923,269	577,127

Net increase (decrease) in net assets resulting from operations	(5,688,857)	(9,162,667)	424,079	306,073

Distribution to shareholders:
Net realized gain	—	(101,976)	—	—

Total distributions	—	(101,976)	—	—

Capital share transactions:
Proceeds from shares sold	13,490,314	22,359,333	2,026,864	3,097,941
Cost of shares redeemed	—	(9,091,472)	(1,341,536)	(2,958,728)
Transaction fees	—	1,818	402	888

Net increase in net assets resulting from capital transactions	13,490,314	13,269,679	685,730	140,101

Total increase in net assets	7,801,457	4,005,036	1,109,809	446,174
Net assets:
Beginning of period	14,190,131	10,185,095	3,037,041	2,590,867

End of period	$21,991,588	$14,190,131	$4,146,850	$3,037,041

Accumulated undistributed net investment loss at end of period	$(74,784)	$—	$(17,830)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	500,001	200,001	100,001	100,001
Shares sold	600,000	550,000	100,000	100,000
Shares repurchased	—	(250,000)	(50,000)	(100,000)

Shares outstanding, end of period	1,100,001	500,001	150,001	100,001

The accompanying notes are an integral part of these financial statements.

114	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Latin America Bull 3X Shares		Direxion Daily Latin America Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011[1]	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations:
Net investment income (loss)	$(52,702)	$229,589	$(28,067)	$(38,823)
Net realized loss on investment securities, in-kind redemptions and swaps	(811,891)	(10,278,767)	(1,282,745)	(1,906,317)
Net unrealized appreciation (depreciation) on investment securities and swaps	2,143,765	(7,659,687)	(252,931)	769,792

Net increase (decrease) in net assets resulting from operations	1,279,172	(17,708,865)	(1,563,743)	(1,175,348)

Distribution to shareholders:
Net investment income	(381,390)	(983,023)	—	—
Net realized gain	(3,137,330)	(2,339,328)	—	(312,935)

Total distributions	(3,518,720)	(3,322,351)	—	(312,935)

Capital share transactions:
Proceeds from shares sold	10,720,899	48,965,874	3,560,527	3,023,168
Cost of shares redeemed	(14,070,151)	(20,474,851)	(612,815)	(866,294)
Transaction fees	4,219	6,033	184	259

Net increase (decrease) in net assets resulting from capital transactions	(3,345,033)	28,497,056	2,947,896	2,157,133

Total increase (decrease) in net assets	(5,584,581)	7,465,840	1,384,153	668,850
Net assets:
Beginning of period	43,276,393	35,810,553	4,794,040	4,125,190

End of period	$37,691,812	$43,276,393	$6,178,193	$4,794,040

Accumulated undistributed net investment loss at end of period	$(434,092)	$—	$(28,067)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	440,006	180,000	300,001	200,001
Shares sold	150,000	380,006	250,000	150,000
Shares repurchased	(150,076)	(120,000)	(50,000)	(50,000)

Shares outstanding, end of period	439,930	440,006	500,001	300,001

[1]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Share amounts have been adjusted to give effect to the 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	115

Statements of Changes in Net Assets

	Direxion Daily Russia Bull 3X Shares[1]		Direxion Daily Russia Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Period May 25, 2011[2] Through October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	For the Period May 25, 2011[2] Through October 31, 2011
Operations:
Net investment loss	$(4,317)	$(19,912)	$(32,743)	$(17,110)
Net realized loss on investment securities, in-kind redemptions and swaps	(922,529)	(3,273,217)	(1,914,518)	(1,717,469)
Net unrealized appreciation on investment securities and swaps	69,149	2,275,054	241,408	1,266,347

Net decrease in net assets resulting from operations	(857,697)	(1,018,075)	(1,705,853)	(468,232)

Distribution to shareholders:
Net investment income	(49,002)	—	—	—

Total distributions	(49,002)	—	—	—

Capital share transactions:
Proceeds from shares sold	17,718,440	10,923,642	8,438,019	4,000,040
Cost of shares redeemed	(8,451,904)	—	(3,345,429)	—
Transaction fees	1,932	153	1,003	—

Net increase in net assets resulting from capital transactions	9,268,468	10,923,795	5,093,593	4,000,040

Total increase in net assets	8,361,769	9,905,720	3,387,740	3,531,808
Net assets:
Beginning of period	9,905,720	—	3,531,808	—

End of period	$18,267,489	$9,905,720	$6,919,548	$3,531,808

Accumulated undistributed net investment loss at end of period	$(53,319)	$—	$(32,743)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	200,000	—	100,001	—
Shares sold	450,000	200,000	350,000	100,001
Shares repurchased	(200,151)	—	(150,000)	—

Shares outstanding, end of period	449,849	200,000	300,001	100,001

[1]	On November 10, 2011, the Fund had a 1:3 reverse stock split. Share amounts for all periods have been adjusted to give effect to 1:3 reverse stock split.

[2]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

116	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Agribusiness Bull 3X Shares		Direxion Daily Agribusiness Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Period May 25, 2011[1] Through October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	For the Period May 25, 2011[1] Through October 31, 2011
Operations:
Net investment loss	$(11,982)	$(22,144)	$(11,352)	$(15,844)
Net realized loss on investment securities, in-kind redemptions and swaps	(42,303)	(2,114,065)	(910,830)	(224,710)
Net unrealized appreciation (depreciation) on investment securities and swaps	154,000	347,315	303,548	(515,219)

Net increase (decrease) in net assets resulting from operations	99,715	(1,788,894)	(618,634)	(755,773)

Distribution to shareholders:
Net realized gain	—	—	(249,666)	—

Total distributions	—	—	(249,666)	—

Capital share transactions:
Proceeds from shares sold	1,270,642	7,292,182	2,710,387	5,966,254
Cost of shares redeemed	(3,953,298)	—	(1,316,112)	(3,625,765)
Transaction fees	619	—	395	1,678

Net increase (decrease) in net assets resulting from capital transactions	(2,682,037)	7,292,182	1,394,670	2,342,167

Total increase (decrease) in net assets	(2,582,322)	5,503,288	526,370	1,586,394
Net assets:
Beginning of period	5,503,288	—	1,586,394	—

End of period	$2,920,966	$5,503,288	$2,112,764	$1,586,394

Accumulated undistributed net investment loss at end of period	$(11,982)	$—	$(11,352)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	200,001	—	50,001	—
Shares sold	50,000	200,001	100,000	150,001
Shares repurchased	(150,000)	—	(50,000)	(100,000)

Shares outstanding, end of period	100,001	200,001	100,001	50,001

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	117

Statements of Changes in Net Assets

	Direxion Daily Basic Materials Bull 3X Shares		Direxion Daily Basic Materials Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Period June 15, 2011[1] Through October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	For the Period June 15, 2011[1] Through October 31, 2011
Operations:
Net investment loss	$(14,713)	$(3,553)	$(13,336)	$(16,133)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	298,407	(1,816,339)	(321,591)	(839,897)
Net unrealized appreciation (depreciation) on investment securities and swaps	410,040	561,140	(770,332)	849,246

Net increase (decrease) in net assets resulting from operations	693,734	(1,258,752)	(1,105,259)	(6,784)

Capital share transactions:
Proceeds from shares sold	2,667,542	6,933,558	—	6,215,818
Cost of shares redeemed	(1,425,701)	(1,958,893)	(1,280,032)	(2,608,095)
Transaction fees	285	587	384	783

Net increase (decrease) in net assets resulting from capital transactions	1,242,126	4,975,252	(1,279,648)	3,608,506

Total increase (decrease) in net assets	1,935,860	3,716,500	(2,384,907)	3,601,722
Net assets:
Beginning of period	3,716,500	—	3,601,722	—

End of period	$5,652,360	$3,716,500	$1,216,815	$3,601,722

Accumulated undistributed net investment loss at end of period	$(14,713)	$—	$(13,336)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	150,001	—	100,001	—
Shares sold	100,000	200,001	—	150,001
Shares repurchased	(50,000)	(50,000)	(50,000)	(50,000)

Shares outstanding, end of period	200,001	150,001	50,001	100,001

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

118	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Gold Miners Bull 3X Shares		Direxion Daily Gold Miners Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Period December 8, 2010[1] Through October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	For the Period December 8, 2010[1] Through October 31, 2011
Operations:
Net investment loss	$(438,700)	$(315,289)	$(46,904)	$(72,968)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(50,029,130)	(5,463,985)	4,028,088	249,395
Net unrealized appreciation (depreciation) on investment securities and swaps	(41,680,230)	154,973	2,648,529	93,357

Net increase (decrease) in net assets resulting from operations	(92,148,060)	(5,624,301)	6,629,713	269,784

Distribution to shareholders:
Net realized gain	(3,413,450)	—	(296,490)	—

Total distributions	(3,413,450)	—	(296,490)	—

Capital share transactions:
Proceeds from shares sold	270,436,132	134,991,907	42,930,250	20,385,099
Cost of shares redeemed	(115,977,176)	(20,298,563)	(50,248,579)	(12,355,111)
Transaction fees	21,839	4,060	12,018	3,706

Net increase (decrease) in net assets resulting from capital transactions	154,480,795	114,697,404	(7,306,311)	8,033,694

Total increase (decrease) in net assets	58,919,285	109,073,103	(973,088)	8,303,478
Net assets:
Beginning of period	109,073,103	–	8,303,478	—

End of period	$167,992,388	$109,073,103	$7,330,390	$8,303,478

Accumulated undistributed net investment loss at end of period	$(438,700)	$—	$(46,904)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	3,350,001	—	250,001	—
Shares sold	14,050,000	3,950,001	1,150,000	550,001
Shares repurchased	(4,600,000)	(600,000)	(1,250,000)	(300,000)

Shares outstanding, end of period	12,800,001	3,350,001	150,001	250,001

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	119

Statements of Changes in Net Assets

	Direxion Daily Healthcare Bull 3X Shares		Direxion Daily Healthcare Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Period June 15, 2011[1] Through October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	For the Period June 15, 2011[1] Through October 31, 2011
Operations:
Net investment loss	$(13,677)	$(346)	$(14,372)	$(15,916)
Net realized loss on investment securities, in-kind redemptions and swaps	(263,765)	(1,042,344)	(355,039)	(528,916)
Net unrealized appreciation (depreciation) on investment securities and swaps	1,360,869	(16,200)	(903,347)	397,975

Net increase (decrease) in net assets resulting from operations	1,083,427	(1,058,890)	(1,272,758)	(146,857)

Distribution to shareholders:
Net investment income	(1,742)	—	—	—
Net realized gain	(73,622)	—	(216,187)	—

Total distributions	(75,364)	—	(216,187)	—

Capital share transactions:
Proceeds from shares sold	—	5,959,561	—	4,000,040
Cost of shares redeemed	(1,513,476)	—	—	—
Transaction fees	303	—	—	—

Net increase (decrease) in net assets resulting from capital transactions	(1,513,173)	5,959,561	—	4,000,040

Total increase (decrease) in net assets	(505,110)	4,900,671	(1,488,945)	3,853,183
Net assets:
Beginning of period	4,900,671	—	3,853,183	—

End of period	$4,395,561	$4,900,671	$2,364,238	$3,853,183

Accumulated undistributed net investment income (loss) at end of period	$(13,677)	$1,742	$(14,372)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	150,001	—	100,001	—
Shares sold	—	150,001	—	100,001
Shares repurchased	(50,000)	—	—	—

Shares outstanding, end of period	100,001	150,001	100,001	100,001

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

120	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Natural Gas Related Bull 3X Shares		Direxion Daily Natural Gas Related Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations:
Net investment loss	$(40,221)	$(50,212)	$(14,288)	$(20,328)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	349,071	(2,975,388)	333,765	(2,059,698)
Net unrealized appreciation (depreciation) on investment securities and swaps	(1,891,297)	438,631	9,454	390,476

Net increase (decrease) in net assets resulting from operations	(1,582,447)	(2,586,969)	328,931	(1,689,550)

Distribution to shareholders:
Net investment income	(19,000)	(5,366)	—	—

Total distributions	(19,000)	(5,366)	—	—

Capital share transactions:
Proceeds from shares sold	13,386,890	129,728,832	783,781	3,362,118
Cost of shares redeemed	(9,066,890)	(117,037,786)	(3,033,480)	(2,279,794)
Transaction fees	2,295	31,705	336	684

Net increase (decrease) in net assets resulting from capital transactions	4,322,295	12,722,751	(2,249,363)	1,083,008

Total increase (decrease) in net assets	2,720,848	10,130,416	(1,920,432)	(606,542)
Net assets:
Beginning of period	14,480,900	4,350,484	2,800,994	3,407,536

End of period	$17,201,748	$14,480,900	$880,562	$2,800,994

Accumulated undistributed net investment loss at end of period	$(59,221)	$—	$(14,288)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	300,001	100,001	150,001	100,001
Shares sold	400,000	2,450,000	50,000	150,000
Shares repurchased	(200,000)	(2,250,000)	(150,000)	(100,000)

Shares outstanding, end of period	500,001	300,001	50,001	150,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	121

Statements of Changes in Net Assets

	Direxion Daily Retail Bull 3X Shares		Direxion Daily Retail Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations:
Net investment loss	$(21,811)	$(17,141)	$(8,391)	$(22,289)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	233,490	2,433,921	(1,018,152)	(1,169,706)
Net unrealized appreciation (depreciation) on investment securities and swaps	3,255,287	(563,291)	212,296	164,165

Net increase (decrease) in net assets resulting from operations	3,466,966	1,853,489	(814,247)	(1,027,830)

Distribution to shareholders:
Net investment income	—	(16,828)	—	—
Net realized gain	(289,821)	(48,568)	—	—

Total distributions	(289,821)	(65,396)	—	—

Capital share transactions:
Proceeds from shares sold	3,018,486	14,126,361	2,081,299	—
Cost of shares redeemed	—	(17,821,914)	(950,627)	—
Transaction fees	—	5,034	286	—

Net increase (decrease) in net assets resulting from capital transactions	3,018,486	(3,690,519)	1,130,958	—

Total increase (decrease) in net assets	6,195,631	(1,902,426)	316,711	(1,027,830)
Net assets:
Beginning of period	3,093,165	4,995,591	2,026,406	3,054,236

End of period	$9,288,796	$3,093,165	$2,343,117	$2,026,406

Accumulated undistributed net investment loss at end of period	$(21,811)	$—	$(8,391)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	50,001	100,001	100,001	100,001
Shares sold	50,000	250,000	150,000	—
Shares repurchased	—	(300,000)	(50,000)	—

Shares outstanding, end of period	100,001	50,001	200,001	100,001

The accompanying notes are an integral part of these financial statements.

122	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Semiconductor Bull 3X Shares		Direxion Daily Semiconductor Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011[1]
Operations:
Net investment loss	$(420,318)	$(554,571)	$(110,989)	$(178,852)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	14,008,008	(36,781,611)	(8,530,176)	(985,534)
Net unrealized appreciation (depreciation) on investment securities and swaps	3,514,191	5,460,659	1,252,740	(1,808,740)

Net increase (decrease) in net assets resulting from operations	17,101,881	(31,875,523)	(7,388,425)	(2,973,126)

Distribution to shareholders:
Net realized gain	—	—	—	(725,779)

Total distributions	—	—	—	(725,779)

Capital share transactions:
Proceeds from shares sold	34,541,179	219,760,871	40,878,459	81,114,390
Cost of shares redeemed	(75,084,554)	(128,082,567)	(33,545,055)	(67,483,268)
Transaction fees	15,715	29,415	8,408	20,449

Net increase (decrease) in net assets resulting from capital transactions	(40,527,660)	91,707,719	7,341,812	13,651,571

Total increase (decrease) in net assets	(23,425,779)	59,832,196	(46,613)	9,952,666
Net assets:
Beginning of period	121,685,024	61,852,828	19,172,093	9,219,427

End of period	$98,259,245	$121,685,024	$19,125,480	$19,172,093

Accumulated undistributed net investment loss at end of period	$(420,318)	$—	$(110,989)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	3,700,001	1,650,001	349,949	80,000
Shares sold	1,100,000	5,100,000	1,000,000	1,190,000
Shares repurchased	(2,100,000)	(3,050,000)	(800,000)	(920,051)

Shares outstanding, end of period	2,700,001	3,700,001	549,949	349,949

[1]	On February 24, 2011, the Fund had a 1:5 reverse stock split. Share amounts have been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	123

Statements of Changes in Net Assets

	Direxion Daily Energy Bull 3X Shares		Direxion Daily Energy Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations:
Net investment loss	$(1,276,530)	$(1,380,062)	$(457,610)	$(623,395)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	57,061,335	104,257,941	(18,864,747)	(44,827,405)
Net unrealized appreciation (depreciation) on investment securities and swaps	(9,713,699)	16,751,925	4,150,679	(8,326,967)

Net increase (decrease) in net assets resulting from operations	46,071,106	119,629,804	(15,171,678)	(53,777,767)

Capital share transactions:
Proceeds from shares sold	444,234,797	1,494,255,080	112,721,668	410,344,870
Cost of shares redeemed	(530,000,313)	(1,429,090,654)	(136,964,029)	(312,377,220)
Transaction fees	99,732	306,165	38,749	94,980

Net increase (decrease) in net assets resulting from capital transactions	(85,665,784)	65,470,591	(24,203,612)	98,062,630

Total increase (decrease) in net assets	(39,594,678)	185,100,395	(39,375,290)	44,284,863
Net assets:
Beginning of period	395,847,769	210,747,374	108,847,167	64,562,304

End of period	$356,253,091	$395,847,769	$69,471,877	$108,847,167

Accumulated undistributed net investment loss at end of period	$(1,296,789)	$(20,259)	$(463,054)	$(5,444)

Changes in shares outstanding
Shares outstanding, beginning of period	8,200,017	5,500,017	8,379,937	1,779,937
Shares sold	9,500,000	28,250,000	10,200,000	24,500,000
Shares repurchased	(10,500,000)	(25,550,000)	(11,550,000)	(17,900,000)

Shares outstanding, end of period	7,200,017	8,200,017	7,029,937	8,379,937

The accompanying notes are an integral part of these financial statements.

124	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Financial Bull 3X Shares[1]		Direxion Daily Financial Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011[2]
Operations:
Net investment loss	$(4,132,029)	$(9,007,496)	$(4,441,036)	$(7,583,733)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	470,725,012	(352,307,766)	(588,221,789)	(249,703,259)
Net unrealized appreciation (depreciation) on investment securities and swaps	91,893,644	179,421,975	78,469,399	(187,985,749)

Net increase (decrease) in net assets resulting from operations	558,486,627	(181,893,287)	(514,193,426)	(445,272,741)

Capital share transactions:
Proceeds from shares sold	2,091,386,339	6,028,659,950	2,327,054,421	5,259,122,462
Cost of shares redeemed	(2,799,369,597)	(5,934,157,907)	(2,104,440,387)	(4,923,027,996)
Transaction fees	547,609	1,369,761	626,605	1,521,998

Net increase (decrease) in net assets resulting from capital transactions	(707,435,649)	95,871,804	223,240,639	337,616,464

Total decrease in net assets	(148,949,022)	(86,021,483)	(290,952,787)	(107,656,277)
Net assets:
Beginning of period	1,609,419,064	1,695,440,547	1,091,989,612	1,199,645,889

End of period	$1,460,470,042	$1,609,419,064	$801,036,825	$1,091,989,612

Accumulated undistributed net investment loss at end of period	$(4,149,032)	$(17,003)	$(4,476,065)	$(35,029)

Changes in shares outstanding
Shares outstanding, beginning of period	21,969,361	15,289,361	27,381,645	19,024,539
Shares sold	28,670,000	60,380,000	75,500,000	104,660,000
Shares repurchased	(36,531,037)	(53,700,000)	(65,050,000)	(96,302,894)

Shares outstanding, end of period	14,108,324	21,969,361	37,831,645	27,381,645

[1]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to 1:5 reverse stock split.

[2]	On February 24, 2011, the Fund had a 1:5 reverse stock split. Share amounts have been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	125

Statements of Changes in Net Assets

	Direxion Daily Real Estate Bull 3X Shares		Direxion Daily Real Estate Bear 3X Shares[1]
	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations:
Net investment income (loss)	$(106,412)	$380,260	$(134,212)	$(408,244)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	1,729,035	39,892,800	(8,898,579)	(43,215,938)
Net unrealized appreciation (depreciation) on investment securities and swaps	35,612,263	(22,904,594)	(3,505,579)	14,026,691

Net increase (decrease) in net assets resulting from operations	37,234,886	17,368,466	(12,538,370)	(29,597,491)

Distribution to shareholders:
Net investment income	—	(181,738)	—	—
Net realized gain	(4,895,478)	—	—	—

Total distributions	(4,895,478)	(181,738)	—	—

Capital share transactions:
Proceeds from shares sold	16,166,044	274,951,985	11,515,419	75,040,259
Cost of shares redeemed	(89,610,381)	(261,848,837)	(12,035,962)	(90,368,004)
Transaction fees	16,574	63,704	3,609	27,110

Net increase (decrease) in net assets resulting from capital transactions	(73,427,763)	13,166,852	(516,934)	(15,300,635)

Total increase (decrease) in net assets	(41,088,355)	30,353,580	(13,055,304)	(44,898,126)
Net assets:
Beginning of period	141,147,613	110,794,033	33,972,619	78,870,745

End of period	$100,059,258	$141,147,613	$20,917,315	$33,972,619

Accumulated undistributed net investment income (loss) at end of period	$(45,920)	$60,492	$(134,212)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	2,550,000	2,050,000	773,978	773,978
Shares sold	250,000	4,950,000	370,000	1,120,000
Shares repurchased	(1,450,000)	(4,450,000)	(310,101)	(1,120,000)

Shares outstanding, end of period	1,350,000	2,550,000	833,877	773,978

[1]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

126	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Technology Bull 3X Shares		Direxion Daily Technology Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations:
Net investment loss	$(695,357)	$(1,448,378)	$(171,174)	$(375,610)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	70,429,723	56,916,113	(14,395,850)	(26,286,091)
Net unrealized appreciation (depreciation) on investment securities and swaps	(2,058,025)	(14,419,477)	(2,376,729)	5,806,430

Net increase (decrease) in net assets resulting from operations	67,676,341	41,048,258	(16,943,753)	(20,855,271)

Distribution to shareholders:
Net investment income	—	(87)	—	—
Net realized gain	—	(4,538,700)	—	—

Total distributions	—	(4,538,787)	—	—

Capital share transactions:
Proceeds from shares sold	51,483,976	234,233,688	39,944,476	63,090,433
Cost of shares redeemed	(157,061,003)	(259,081,557)	(24,714,968)	(57,173,798)
Transaction fees	33,951	55,895	5,438	18,998

Net increase (decrease) in net assets resulting from capital transactions	(105,543,076)	(24,791,974)	15,234,946	5,935,633

Total increase (decrease) in net assets	(37,866,735)	11,717,497	(1,708,807)	(14,919,638)
Net assets:
Beginning of period	208,711,622	196,994,125	38,611,780	53,531,418

End of period	$170,844,887	$208,711,622	$36,902,973	$38,611,780

Accumulated undistributed net investment loss at end of period	$(695,357)	$—	$(172,925)	$(1,751)

Changes in shares outstanding
Shares outstanding, beginning of period	5,000,000	4,900,000	2,409,929	1,909,929
Shares sold	1,150,000	5,850,000	3,600,000	2,900,000
Shares repurchased	(3,300,000)	(5,750,000)	(2,000,000)	(2,400,000)

Shares outstanding, end of period	2,850,000	5,000,000	4,009,929	2,409,929

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	127

Statements of Changes in Net Assets

	Direxion Daily 7-10 Year Treasury Bull 3X Shares		Direxion Daily 7-10 Year Treasury Bear 3X Shares
	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations:
Net investment loss	$(24,010)	$(101,665)	$(271,388)	$(636,689)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	1,093,259	2,133,298	(8,822,035)	(7,289,750)
Net unrealized appreciation (depreciation) on investment securities and swaps	(647,777)	991,507	1,240,748	(15,698,640)

Net increase (decrease) in net assets resulting from operations	421,472	3,023,140	(7,852,675)	(23,625,079)

Distribution to shareholders:
Net investment income	—	(37,858)	—	—
Net realized gain	(168,471)	(658,108)	—	—

Total distributions	(168,471)	(695,966)	—	—

Capital share transactions:
Proceeds from shares sold	11,625,299	89,792,687	—	58,621,615
Cost of shares redeemed	(15,348,451)	(91,261,827)	(6,898,737)	(28,776,039)
Transaction fees	4,604	28,147	2,070	10,094

Net increase (decrease) in net assets resulting from capital transactions	(3,718,548)	(1,440,993)	(6,896,667)	29,855,670

Total increase (decrease) in net assets	(3,465,547)	886,181	(14,749,342)	6,230,591
Net assets:
Beginning of period	7,415,542	6,529,361	65,795,087	59,564,496

End of period	$3,949,995	$7,415,542	$51,045,745	$65,795,087

Accumulated undistributed net investment loss at end of period	$(24,010)	$—	$(271,388)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	100,000	100,000	2,200,000	1,450,000
Shares sold	150,000	1,500,000	—	1,450,000
Shares repurchased	(200,000)	(1,500,000)	(250,000)	(700,000)

Shares outstanding, end of period	50,000	100,000	1,950,000	2,200,000

The accompanying notes are an integral part of these financial statements.

128	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 20+ Year Treasury Bull 3X Shares		Direxion Daily 20+ Year Treasury Bear 3X Shares[1]
	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations:
Net investment loss	$(73,934)	$(151,897)	$(1,421,002)	$(3,480,599)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	2,023,523	12,728,738	(65,764,853)	(287,939,718)
Net unrealized appreciation (depreciation) on investment securities and swaps	(562,823)	1,968,768	11,905,721	(48,842,208)

Net increase (decrease) in net assets resulting from operations	1,386,766	14,545,609	(55,280,134)	(340,262,525)

Distribution to shareholders:
Net investment income	—	(146,150)	—	—
Net realized gain	(245,889)	(444,298)	—	—

Total distributions	(245,889)	(590,448)	—	—

Capital share transactions:
Proceeds from shares sold	80,722,629	313,884,791	166,823,959	683,202,003
Cost of shares redeemed	(87,831,894)	(324,204,046)	(58,767,558)	(270,427,741)
Transaction fees	21,829	97,175	17,625	87,433

Net increase (decrease) in net assets resulting from capital transactions	(7,087,436)	(10,222,080)	108,074,026	412,861,695

Total increase (decrease) in net assets	(5,946,559)	3,733,081	52,793,892	72,599,170
Net assets:
Beginning of period	18,847,152	15,114,071	295,029,388	222,430,218

End of period	$12,900,593	$18,847,152	$347,823,280	$295,029,388

Accumulated undistributed net investment loss at end of period	$(73,934)	$—	$(1,421,002)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	300,000	350,000	3,540,000	1,160,000
Shares sold	1,250,000	6,650,000	2,250,000	3,990,000
Shares repurchased	(1,350,000)	(6,700,000)	(790,211)	(1,610,000)

Shares outstanding, end of period	200,000	300,000	4,999,789	3,540,000

[1]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Share amounts for the fund have been adjusted to give effect to the 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	129

Financial Highlights

April 30, 2012

												RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s omitted)	Net Expenses[3,15]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Net Expenses[4,15]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Portfolio Turnover Rate[6]
Direxion Daily Large Cap Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$62.11	$(0.19)	$(0.18)	$22.34	$22.15	$—	$—	$—	$84.26	35.66%	$244,404	0.97%[8]	1.04%[8]	(0.56)%[8]	0.95%[8]	1.02%[8]	(0.54)%[8]	0%
For the Year Ended October 31, 2011	$58.88	(0.38)	(0.36)	3.61	3.23	—	—	—	$62.11	5.49%	$291,922	0.97%	1.05%	(0.54)%	0.95%	1.03%	(0.52)%	248%
For the Year Ended October 31, 2010	$47.27	0.29	0.31	19.47	19.76	(0.35)	(7.80)	(8.15)	$58.88	45.15%	$203,150	0.98%	1.08%	0.57%	0.95%	1.05%	0.60%	116%
For the Period November 5, 2008[1] Through October 31, 2009	$60.00	0.39	0.39	(12.74)[9]	(12.35)	(0.38)	—	(0.38)	$47.27	(20.35)%	$191,459	0.95%[8]	1.15%[8]	1.27%[8]	0.95%[8]	1.15%[8]	1.27%[8]	368%
Direxion Daily Large Cap Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$32.15	(0.12)	(0.12)	(11.78)	(11.90)	—	—	—	$20.25	(37.01)%	$178,769	0.95%[8]	1.05%[8]	(0.95)%[8]	0.95%[8]	1.05%[8]	(0.95)%[8]	0%
For the Year Ended October 31, 2011[10]	$54.95	(0.36)	(0.36)	(22.44)	(22.80)	—	—	—	$32.15	(41.49)%	$198,654	0.95%	1.05%	(0.90)%	0.95%	1.05%	(0.90)%	0%
For the Year Ended October 31, 2010[10]	$111.40	(0.65)	(0.65)	(55.80)	(56.45)	—	—	—	$54.95	(50.67)%	$283,978	0.96%	1.04%	(0.88)%	0.95%	1.03%	(0.87)%	0%
For the Period November 5, 2008[1] Through October 31, 2009[10]	$300.00	(1.30)	(1.30)	(187.30)	(188.60)	—	—	—	$111.40	(62.87)%	$360,969	0.95%[8]	1.10%[8]	(0.85)%[8]	0.95%[8]	1.10%[8]	(0.85)%[8]	0%
Direxion Daily Mid Cap Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$36.09	(0.29)	(0.07)	10.34	10.05	—	(5.55)	(5.55)	$40.59	31.09%	$50,736	2.14%[8]	2.17%[8]	(1.58)%[8]	0.95%[8]	0.98%[8]	(0.39)%[8]	1%
For the Year Ended October 31, 2011	$38.20	(0.30)	(0.20)	1.84	1.54	(0.04)	(3.61)	(3.65)	$36.09	1.64%	$66,763	1.15%	1.31%	(0.65)%	0.95%	1.11%	(0.45)%	63%
For the Year Ended October 31, 2010	$28.00	(0.05)	0.12	18.82	18.77	(0.13)	(8.44)	(8.57)	$38.20	78.65%	$42,020	1.45%	1.74%	(0.14)%	0.95%	1.24%	0.36%	153%
For the Period January 8, 2009[1] Through October 31, 2009	$20.00	0.11	0.11	7.98	8.09	(0.09)	—	(0.09)	$28.00	40.65%	$33,605	0.95%[8]	1.37%[8]	0.64%[8]	0.95%[8]	1.37%[8]	0.64%[8]	180%
Direxion Daily Mid Cap Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$33.27	(0.13)	(0.13)	(12.01)	(12.14)	—	—	—	$21.13	(36.49)%	$13,205	0.96%[8]	1.33%[8]	(0.96)%[8]	0.95%[8]	1.32%[8]	(0.95)%[8]	0%
For the Year Ended October 31, 2011[10]	$61.65	(0.38)	(0.38)	(28.00)	(28.38)	—	—	—	$33.27	(46.03)%	$17,464	0.95%	1.32%	(0.90)%	0.95%	1.32%	(0.90)%	0%
For the Year Ended October 31, 2010[10]	$172.60	(0.80)	(0.80)	(110.15)	(110.95)	—	—	—	$61.65	(64.28)%	$18,192	0.95%	1.30%	(0.86)%	0.95%	1.30%	(0.86)%	0%
For the Period January 8, 2009[1] Through October 31, 2009[10]	$600.00	(1.70)	(1.70)	(425.70)	(427.40)	—	—	—	$172.60	(71.23)%	$16,396	0.95%[8]	1.60%[8]	(0.85)%[8]	0.95%[8]	1.60%[8]	(0.85)%[8]	0%
Direxion Daily Small Cap Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$47.54	(0.19)	(0.19)	11.55	11.36	—	—	—	$58.90	23.90%	$798,031	0.96%[8]	1.02%[8]	(0.75)%[8]	0.95%[8]	1.01%[8]	(0.74)%[8]	0%
For the Year Ended October 31, 2011	$52.83	(0.41)	(0.40)	(4.88)[9]	(5.29)	—	—	—	$47.54	(10.01)%	$934,175	0.97%	1.03%	(0.68)%	0.95%	1.01%	(0.66)%	305%
For the Year Ended October 31, 2010	$36.12	(0.01)	(0.01)	21.50	21.49	(0.11)	(4.67)	(4.78)	$52.83	65.88%	$472,871	0.96%	1.07%	(0.03)%	0.95%	1.06%	(0.02)%	165%
For the Period November 5, 2008[1] Through October 31, 2009	$60.00	0.13	0.13	(23.86)[9]	(23.73)	(0.15)	—	(0.15)	$36.12	(39.50)%	$281,739	0.95%[8]	1.13%[8]	0.50%[8]	0.95%[8]	1.13%[8]	0.50%[8]	303%
Direxion Daily Small Cap Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$30.55	(0.11)	(0.11)	(12.33)	(12.44)	—	—	—	$18.11	(40.72)%	$839,542	0.96%[8]	1.01%[8]	(0.96)%[8]	0.95%[8]	1.00%[8]	(0.95)%[8]	0%
For the Year Ended October 31, 2011[11]	$67.71	(0.38)	(0.38)	(36.78)	(37.16)	—	—	—	$30.55	(54.88)%	$925,717	0.95%	1.02%	(0.90)%	0.95%	1.02%	(0.90)%	0%
For the Year Ended October 31, 2010[11]	$214.35	(0.90)	(0.90)	(145.74)	(146.64)	—	—	—	$67.71	(68.41)%	$887,785	0.95%	1.03%	(0.87)%	0.95%	1.03%	(0.87)%	0%
For the Period November 5, 2008[1] Through October 31, 2009[11]	$900.00	(2.10)	(2.10)	(683.55)	(685.65)	—	—	—	$214.35	(76.18)%	$477,844	0.95%[8]	1.09%[8]	(0.86)%[8]	0.95%[8]	1.09%[8]	(0.86)%[8]	0%

The accompanying notes are an integral part of these financial statements.

130	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2012

													RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s omitted)	Net Expenses[3,15]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Net Expenses[4,15]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Portfolio Turnover Rate[6]
Direxion Daily BRIC Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$30.01	$(0.09)	$(0.09)	$(0.62)	$(0.71)	$—	$—	$—	$—	$29.30	(2.37)%	$5,861	0.96%[8]	1.86%[8]	(0.59)%[8]	0.95%[8]	1.85%[8]	(0.58)%[8]	4%
For the Year Ended October 31, 2011	$43.22	0.17	0.18	(12.72)	(12.55)	(0.17)	(0.47)	(0.02)	(0.66)	$30.01	(29.38)%	$4,502	0.96%	2.18%	0.45%	0.95%	2.17%	0.46%	7%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	0.23	0.23	3.24	3.47	(0.25)	—	—	(0.25)	$43.22	8.80%	$4,322	0.95%[8]	2.77%[8]	1.01%[8]	0.95%[8]	2.77%[8]	1.01%[8]	63%
Direxion Daily BRIC Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$28.76	(0.12)	(0.12)	(5.47)	(5.59)	—	(1.24)	—	(1.24)	$21.93	(20.78)%	$2,193	0.95%[8]	3.27%[8]	(0.95)%[8]	0.95%[8]	3.27%[8]	(0.95)%[8]	0%
For the Year Ended October 31, 2011	$29.16	(0.26)	(0.26)	(0.12)	(0.38)	—	(0.02)	—	(0.02)	$28.76	(1.31)%	$2,876	0.95%	2.91%	(0.91)%	0.95%	2.91%	(0.91)%	0%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.22)	(0.22)	(10.62)	(10.84)	—	—	—	—	$29.16	(27.10)%	$2,916	0.96%[8]	2.84%[8]	(0.87)%[8]	0.95%[8]	2.83%[8]	(0.86)%[8]	0%
Direxion Daily China Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$22.90	(0.09)	(0.09)	(0.71)[9]	(0.80)	—	—	—	—	$22.10	(3.49)%	$44,202	0.97%[8]	1.11%[8]	(0.81)%[8]	0.95%[8]	1.09%[8]	(0.79)%[8]	19%
For the Year Ended October 31, 2011	$52.47	(0.12)	(0.11)	(28.07)	(28.19)	—	(1.38)	—	(1.38)	$22.90	(54.98)%	$45,799	0.97%	1.08%	(0.28)%	0.95%	1.06%	(0.26)%	39%
For the Period December 3, 2009[1] Through October 31, 2010	$40.00	0.09	0.09	12.52	12.61	(0.14)	—	—	(0.14)	$52.47	31.71%	$52,466	0.96%[8]	1.21%[8]	0.27%[8]	0.95%[8]	1.20%[8]	0.28%[8]	131%
Direxion Daily China Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$16.27	(0.07)	(0.07)	(4.31)	(4.38)	—	—	—	—	$11.89	(26.92)%	$13,078	0.96%[8]	1.35%[8]	(0.96)%[8]	0.95%[8]	1.34%[8]	(0.95)%[8]	0%
For the Year Ended October 31, 2011	$16.97	(0.15)	(0.15)	(0.55)	(0.70)	—	—	—	—	$16.27	(4.12)%	$10,575	0.95%	1.34%	(0.91)%	0.95%	1.34%	(0.91)%	0%
For the Period December 3, 2009[1] Through October 31, 2010	$40.00	(0.25)	(0.25)	(22.78)	(23.03)	—	—	—	—	$16.97	(57.58)%	$6,787	0.96%[8]	1.60%[8]	(0.88)%[8]	0.95%[8]	1.59%[8]	(0.87)%[8]	0%
Direxion Daily Developed Markets Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$39.57	(0.06)	(0.06)	0.08	0.02	(0.19)	(2.36)	—	(2.55)	$37.04	1.79%	$20,373	0.99%[8]	1.45%[8]	(0.36)%[8]	0.95%[8]	1.41%[8]	(0.32)%[8]	0%
For the Year Ended October 31, 2011	$65.30	0.63	0.68	(20.58)	(19.95)	(1.83)	(3.95)	—	(5.78)	$39.57	(33.56)%	$21,766	1.03%	1.39%	1.04%	0.95%	1.31%	1.12%	116%
For the Year Ended October 31, 2010	$75.46	0.43	0.63	6.39	6.82	(0.73)	(16.25)	—	(16.98)	$65.30	10.27%	$22,857	1.26%	1.89%	0.71%	0.95%	1.58%	1.02%	85%
For the Period December 17, 2008[1] Through October 31, 2009	$60.00	0.70	0.70	15.36	16.06	(0.60)	—	—	(0.60)	$75.46	27.15%	$18,865	0.95%[8]	2.11%[8]	1.37%[8]	0.95%[8]	2.11%[8]	1.37%[8]	100%
Direxion Daily Developed Markets Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$33.92	(0.14)	(0.14)	(8.46)	(8.60)	—	—	—	—	$25.32	(25.35)%	$14,936	0.96%[8]	1.56%[8]	(0.96)%[8]	0.95%[8]	1.55%[8]	(0.95)%[8]	0%
For the Year Ended October 31, 2011[10]	$46.95	(0.34)	(0.34)	(12.69)	(13.03)	—	—	—	—	$33.92	(27.75)%	$14,922	0.95%	1.70%	(0.91)%	0.95%	1.70%	(0.91)%	0%
For the Year Ended October 31, 2010[10]	$91.30	(0.60)	(0.60)	(43.75)	(44.35)	—	—	—	—	$46.95	(48.58)%	$15,496	0.95%	1.88%	(0.86)%	0.95%	1.88%	(0.86)%	0%
For the Period December 17, 2008[1] Through October 31, 2009[10]	$300.00	(1.35)	(1.35)	(207.35)	(208.70)	—	—	—	—	$91.30	(69.57)%	$4,566	0.95%[8]	2.91%[8]	(0.84)%[8]	0.95%[8]	2.91%[8]	(0.84)%[8]	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	131

Financial Highlights

April 30, 2012

												RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s omitted)	Net Expenses[3,15]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Net Expenses[4,15]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Portfolio Turnover Rate[6]
Direxion Daily Emerging Markets Bull 3X Shares[12]
For the Six Months Ended April 30, 2012 (Unaudited)	$97.34	$(0.11)	$(0.10)	$0.61	$0.50	$(0.09)	$—	$(0.09)	$97.75	0.55%	$372,374	0.96%[8]	1.00%[8]	(0.24)%[8]	0.95%[8]	0.99%[8]	(0.23)%[8]	0%
For the Year Ended October 31, 2011	$187.10	(0.54)	(0.51)	(83.70)	(84.24)	(0.13)	(5.39)	(5.52)	$97.34	(46.33)%	$410,780	0.97%	1.01%	(0.35)%	0.95%	0.99%	(0.33)%	187%
For the Year Ended October 31, 2010	$147.00	0.95	0.95	68.10	69.05	(0.95)	(28.00)	(28.95)	$187.10	50.97%	$353,661	0.96%	1.02%	0.63%	0.95%	1.01%	0.64%	148%
For the Period December 17, 2008[1] Through October 31, 2009	$75.00	1.25	1.25	71.60	72.85	(0.85)	—	(0.85)	$147.00	97.28%	$235,151	0.95%[8]	1.05%[8]	1.28%[8]	0.95%[8]	1.05%[8]	1.28%[8]	160%
Direxion Daily Emerging Markets Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$18.87	(0.07)	(0.07)	(5.70)	(5.77)	—	—	—	$13.10	(30.58)%	$132,780	0.96%[8]	1.03%[8]	(0.96)%[8]	0.95%[8]	1.02%[8]	(0.95)%[8]	0%
For the Year Ended October 31, 2011	$24.09	(0.19)	(0.19)	(5.03)	(5.22)	—	—	—	$18.87	(21.67)%	$113,942	0.95%	1.05%	(0.91)%	0.95%	1.05%	(0.91)%	0%
For the Year Ended October 31, 2010	$73.30	(0.37)	(0.37)	(48.84)	(49.21)	—	—	—	$24.09	(67.14)%	$127,414	0.95%	1.06%	(0.87)%	0.95%	1.06%	(0.87)%	0%
For the Period December 17, 2008[1] Through October 31, 2009	$600.00	(0.68)	(0.68)	(526.02)	(526.70)	—	—	—	$73.30	(87.78)%	$103,663	0.95%[8]	1.24%[8]	(0.87)%[8]	0.95%[8]	1.24%[8]	(0.87)%[8]	0%
Direxion Daily India Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$28.38	(0.11)	(0.11)	(8.28)	(8.39)	—	—	—	$19.99	(29.56)%	$21,992	0.97%[8]	1.24%[8]	(0.91)%[8]	0.95%[8]	1.22%[8]	(0.89)%[8]	0%
For the Year Ended October 31, 2011	$50.93	(0.29)	(0.28)	(21.97)	(22.26)	—	(0.29)	(0.29)	$28.38	(43.93)%	$14,190	0.96%	1.18%	(0.75)%	0.95%	1.17%	(0.74)%	0%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.24)	(0.23)	11.17 [9]	10.93	—	—	—	$50.93	27.33%	$10,185	0.96%[8]	2.11%[8]	(0.86)%[8]	0.95%[8]	2.10%[8]	(0.86)%[8]	0%
Direxion Daily India Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$30.37	(0.14)	(0.13)	(2.58)[9]	(2.72)	—	—	—	$27.65	(8.96)%	$4,147	0.97%[8]	2.18%[8]	(0.97)%[8]	0.95%[8]	2.16%[8]	(0.95)%[8]	0%
For the Year Ended October 31, 2011	$25.91	(0.26)	(0.26)	4.72	4.46	—	—	—	$30.37	17.21%	$3,037	0.95%	2.23%	(0.91)%	0.95%	2.23%	(0.91)%	0%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.19)	(0.19)	(13.90)	(14.09)	—	—	—	$25.91	(35.23)%	$2,591	0.95%[8]	2.85%[8]	(0.86)%[8]	0.95%[8]	2.85%[8]	(0.86)%[8]	0%
Direxion Daily Latin America Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$98.35	(0.09)	(0.05)	(4.80)[9]	(4.89)	(0.65)	(7.13)	(7.78)	$85.68	(3.59)%	$37,692	1.06%[8]	1.37%[8]	(0.25)%[8]	0.95%[8]	1.26%[8]	(0.14)%[8]	0%
For the Year Ended October 31, 2011[13]	$198.95	0.83	0.87	(86.98)	(86.15)	(3.41)	(11.04)	(14.45)	$98.35	(46.60)%	$43,276	0.98%	1.30%	0.57%	0.95%	1.27%	0.60%	102%
For the Period December 3, 2009[1] Through October 31, 2010[13]	$200.00	1.15	1.15	(1.20)	(0.05)	(1.00)	—	(1.00)	$198.95	0.15%	$35,811	0.97%[8]	1.57%[8]	0.83%[8]	0.95%[8]	1.55%[8]	0.85%[8]	54%
Direxion Daily Latin America Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$15.98	(0.06)	(0.06)	(3.56)	(3.62)	—	—	—	$12.36	(22.65)%	$6,178	0.96%[8]	1.81%[8]	(0.96)%[8]	0.95%[8]	1.80%[8]	(0.95)%[8]	0%
For the Year Ended October 31, 2011	$20.63	(0.19)	(0.17)	(2.90)	(3.09)	—	(1.56)	(1.56)	$15.98	(15.61)%	$4,794	1.07%	2.79%	(1.02)%[8]	0.95%	2.67%	(0.90)%	0%
For the Period December 3, 2009[1] Through October 31, 2010	$40.00	(0.30)	(0.29)	(19.07)	(19.37)	—	—	—	$20.63	(48.43)%	$4,125	0.95%[8]	2.21%[8]	(0.88)%[8]	0.95%[8]	2.21%[8]	(0.88)%[8]	0%

The accompanying notes are an integral part of these financial statements.

132	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2012

												RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s omitted)	Net Expenses[3,15]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Net Expenses[4,15]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Portfolio Turnover Rate[6]
Direxion Daily Russia Bull 3X Shares[14]
For the Six Months Ended April 30, 2012 (Unaudited)	$49.53	$(0.01)	$(0.01)	$(8.82)	$(8.83)	$(0.09)	$—	$(0.09)	$40.61	(17.78)%	$18,267	0.97%[8]	1.43%[8]	(0.05)%[8]	0.95%[8]	1.41%[8]	(0.03)%[8]	98%
For the Period May 25, 2011[1] Through October 31, 2011	$120.00	(0.28)	(0.28)	(70.19)	(70.47)	—	—	—	$49.53	(58.73)%	$9,906	0.95%[8]	3.29%[8]	(0.94)%[8]	0.95%[8]	3.29%[8]	(0.94)%[8]	108%
Direxion Daily Russia Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$35.32	(0.13)	(0.12)	(12.12)	(12.25)	—	—	—	$23.07	(34.68)%	$6,920	0.97%[8]	2.22%[8]	(0.97)%[8]	0.95%[8]	2.20%[8]	(0.95)%[8]	0%
For the Period May 25, 2011[1] Through October 31, 2011	$40.00	(0.17)	(0.17)	(4.51)	(4.68)	—	—	—	$35.32	(11.70)%	$3,532	0.96%[8]	3.57%[8]	(0.94)%[8]	0.95%[8]	3.56%[8]	(0.93)%[8]	0%
Direxion Daily Agribusiness Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$27.52	(0.07)	(0.06)	1.76	1.69	—	—	—	$29.21	6.14%	$2,921	0.96%[8]	2.63%[8]	(0.49)%[8]	0.95%[8]	2.62%[8]	(0.48)%[8]	0%
For the Period May 25, 2011[1] Through October 31, 2011	$40.00	(0.13)	(0.13)	(12.35)	(12.48)	—	—	—	$27.52	(31.20)%	$5,503	0.95%[8]	3.02%[8]	(0.94)%[8]	0.95%[8]	3.02%[8]	(0.94)%[8]	0%
Direxion Daily Agribusiness Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$31.73	(0.13)	(0.13)	(7.97)	(8.10)	—	(2.50)	(2.50)	$21.13	(28.30)%	$2,113	0.95%[8]	4.48%[8]	(0.95)%[8]	0.95%[8]	4.48%[8]	(0.95)%[8]	0%
For the Period May 25, 2011[1] Through October 31, 2011	$40.00	(0.16)	(0.16)	(8.11)	(8.27)	—	—	—	$31.73	(20.68)%	$1,586	0.95%[8]	3.74%[8]	(0.93)%[8]	0.95%[8]	3.74%[8]	(0.93)%[8]	0%
Direxion Daily Basic Materials Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$24.78	(0.08)	(0.08)	3.56	3.48	—	—	—	$28.26	14.04%	$5,652	0.95%[8]	2.42%[8]	(0.57)%[8]	0.95%[8]	2.42%[8]	(0.57)%[8]	0%
For the Period June 15, 2011[1] Through October 31, 2011	$40.00	(0.03)	(0.03)	(15.19)	(15.22)	—	—	—	$24.78	(38.05)%	$3,717	0.95%[8]	3.81%[8]	(0.24)%[8]	0.95%[8]	3.81%[8]	(0.24)%[8]	76%
Direxion Daily Basic Materials Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$36.02	(0.14)	(0.14)	(11.54)	(11.68)	—	—	—	$24.34	(32.43)%	$1,217	0.95%[8]	3.77%[8]	(0.95)%[8]	0.95%[8]	3.77%[8]	(0.95)%[8]	0%
For the Period June 15, 2011[1] Through October 31, 2011	$40.00	(0.16)	(0.16)	(3.82)[9]	(3.98)	—	—	—	$36.02	(9.95)%	$3,602	0.95%[8]	3.32%[8]	(0.95)%[8]	0.95%[8]	3.32%[8]	(0.95)%[8]	0%
Direxion Daily Gold Miners Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$32.56	(0.08)	(0.08)	(18.34)	(18.42)	—	(1.02)	(1.02)	$13.12	(57.91)%	$167,992	0.95%[8]	0.97%[8]	(0.76)%[8]	0.95%[8]	0.97%[8]	(0.76)%[8]	0%
For the Period December 8, 2010[1] Through October 31, 2011	$40.00	(0.27)	(0.27)	(7.17)	(7.44)	—	—	—	$32.56	(18.60)%	$109,073	0.96%[8]	1.14%[8]	(0.91)%[8]	0.95%[8]	1.13%[8]	(0.90)%[8]	13%
Direxion Daily Gold Miners Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$33.21	(0.18)	(0.18)	17.82	17.64	—	(1.98)	(1.98)	$48.87	54.69%	$7,330	0.96%[8]	1.64%[8]	(0.96)%[8]	0.95%[8]	1.63%[8]	(0.95)%[8]	0%
For the Period December 8, 2010[1] Through October 31, 2011	$40.00	(0.33)	(0.33)	(6.46)[9]	(6.79)	—	—	—	$33.21	(16.98)%	$8,303	0.95%[8]	1.83%[8]	(0.92)%[8]	0.95%[8]	1.83%[8]	(0.92)%[8]	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	133

Financial Highlights

April 30, 2012

												RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s omitted)	Net Expenses[3,15]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Net Expenses[4,15]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Portfolio Turnover Rate[6]
Direxion Daily Healthcare Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$32.67	$(0.13)	$(0.13)	$12.18	$12.05	$(0.02)	$(0.74)	$(0.76)	$43.96	37.86%	$4,396	0.96%[8]	2.95%[8]	(0.70)%[8]	0.95%[8]	2.94%[8]	(0.69)%[8]	0%
For the Period June 15, 2011[1] Through October 31, 2011	$40.00	(0.00)[7]	(0.00)[7]	(7.33)	(7.33)	—	—	—	$32.67	(18.33)%	$4,901	0.95%[8]	3.43%[8]	(0.02)%[8]	0.95%[8]	3.43%[8]	(0.02)%[8]	48%
Direxion Daily Healthcare Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$38.53	(0.14)	(0.14)	(12.59)	(12.73)	—	(2.16)	(2.16)	$23.64	(34.93)%	$2,364	0.96%[8]	3.57%[8]	(0.96)%[8]	0.95%[8]	3.56%[8]	(0.95)%[8]	0%
For the Period June 15, 2011[1] Through October 31, 2011	$40.00	(0.16)	(0.16)	(1.31)	(1.47)	—	—	—	$38.53	(3.68)%	$3,853	0.96%[8]	3.36%[8]	(0.95)%[8]	0.95%[8]	3.35%[8]	(0.94)%[8]	0%
Direxion Daily Natural Gas Related Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$48.27	(0.13)	(0.13)	(13.66)	(13.79)	(0.08)	—	(0.08)	$34.40	(28.59)%	$17,202	0.96%[8]	1.33%[8]	(0.65)%[8]	0.95%[8]	1.32%[8]	(0.64)%[8]	17%
For the Year Ended October 31, 2011	$43.50	(0.31)	(0.30)	5.13 [9]	4.82	(0.05)	—	(0.05)	$48.27	11.07%	$14,481	0.97%	1.53%	(0.55)%	0.95%	1.51%	(0.53)%	40%
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.05)	(0.05)	3.55	3.50	—	—	—	$43.50	8.75%	$4,350	0.95%[8]	3.67%[8]	(0.45)%[8]	0.95%[8]	3.67%[8]	(0.45)%[8]	30%
Direxion Daily Natural Gas Related Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$18.67	(0.09)	(0.09)	(0.97)[9]	(1.06)	—	—	—	$17.61	(5.68)%	$881	0.96%[8]	2.42%[8]	(0.96)%[8]	0.95%[8]	2.41%[8]	(0.95)%[8]	0%
For the Year Ended October 31, 2011	$34.08	(0.20)	(0.19)	(15.21)	(15.41)	—	—	—	$18.67	(45.22)%	$2,801	0.95%	3.13%	(0.90)%	0.95%	3.13%	(0.90)%	0%
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.10)	(0.10)	(5.82)	(5.92)	—	—	—	$34.08	(14.80)%	$3,408	0.95%[8]	3.48%[8]	(0.89)%[8]	0.95%[8]	3.48%[8]	(0.89)%[8]	0%
Direxion Daily Retail Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$61.86	(0.24)	(0.23)	34.17	33.93	—	(2.90)	(2.90)	$92.89	57.82%	$9,289	0.97%[8]	1.97%[8]	(0.67)%[8]	0.95%[8]	1.95%[8]	(0.65)%[8]	1%
For the Year Ended October 31, 2011	$49.96	(0.17)	(0.15)	12.73	12.56	(0.17)	(0.49)	(0.66)	$61.86	25.25%	$3,093	0.98%	2.17%	(0.29)%	0.95%	2.14%	(0.26)%	111%
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.03)	(0.03)	10.01	9.98	(0.02)	—	(0.02)	$49.96	24.96%	$4,996	0.95%[8]	3.76%[8]	(0.21)%[8]	0.95%[8]	3.76%[8]	(0.21)%[8]	1%
Direxion Daily Retail Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$20.26	(0.08)	(0.08)	(8.46)	(8.54)	—	—	—	$11.72	(42.15)%	$2,343	0.95%[8]	4.79%[8]	(0.95)%[8]	0.95%[8]	4.79%[8]	(0.95)%[8]	0%
For the Year Ended October 31, 2011	$30.54	(0.22)	(0.22)	(10.06)	(10.28)	—	—	—	$20.26	(33.66)%	$2,026	0.95%	3.85%	(0.90)%	0.95%	3.85%	(0.90)%	0%
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.09)	(0.09)	(9.37)	(9.46)	—	—	—	$30.54	(23.65)%	$3,054	0.95%[8]	4.17%[8]	(0.87)%[8]	0.95%[8]	4.17%[8]	(0.87)%[8]	0%
Direxion Daily Semiconductor Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$32.89	(0.13)	(0.12)	3.63	3.50	—	—	—	$36.39	10.64%	$98,259	0.97%[8]	1.03%[8]	(0.74)%[8]	0.95%[8]	1.01%[8]	(0.72)%[8]	12%
For the Year Ended October 31, 2011	$37.49	(0.24)	(0.23)	(4.36)	(4.60)	—	—	—	$32.89	(12.27)%	$121,685	0.98%	1.06%	(0.58)%	0.95%	1.03%	(0.55)%	69%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.04)	(0.04)	(2.46)[9]	(2.50)	(0.01)	—	(0.01)	$37.49	(6.25)%	$61,853	0.95%[8]	1.27%[8]	(0.20)%[8]	0.95%[8]	1.27%[8]	(0.20)%[8]	46%

The accompanying notes are an integral part of these financial statements.

134	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2012

												RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s omitted)	Net Expenses[3,15]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Net Expenses[4,15]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Portfolio Turnover Rate[6]
Direxion Daily Semiconductor Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$54.79	$(0.18)	$(0.18)	$(19.83)	$(20.01)	$—	$—	$—	$34.78	(36.52)%	$19,125	0.95%[8]	1.14%[8]	(0.95)%[8]	0.95%[8]	1.14%[8]	(0.95)%[8]	0%
For the Year Ended October 31, 2011[10]	$115.25	(0.65)	(0.61)	(55.50)	(56.15)	—	(4.31)	(4.31)	$54.79	(49.74)%	$19,172	1.01%	1.32%	(0.97)%	0.95%	1.26%	(0.91)%	0%
For the Period March 11, 2010[1] Through October 31, 2010[10]	$200.00	(0.90)	(0.90)	(83.85)	(84.75)	—	—	—	$115.25	(42.38)%	$9,219	0.96%[8]	1.78%[8]	(0.87)%[8]	0.95%[8]	1.77%[8]	(0.86)%[8]	0%
Direxion Daily Energy Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$48.27	(0.17)	(0.16)	1.38	1.21	—	—	—	$49.48	2.51%	$356,253	0.97%[8]	0.99%[8]	(0.67)%[8]	0.95%[8]	0.97%[8]	(0.65)%[8]	37%
For the Year Ended October 31, 2011	$38.32	(0.24)	(0.22)	10.19	9.95	—	—	—	$48.27	25.97%	$395,848	0.98%	0.99%	(0.40)%	0.95%	0.96%	(0.37)%	302%
For the Year Ended October 31, 2010	$41.85	0.13	0.13	1.40	1.53	(0.21)	(4.85)	(5.06)	$38.32	3.67%	$210,747	0.96%	1.00%	0.39%	0.95%	0.99%	0.40%	126%
For the Period November 6, 2008[1] Through October 31, 2009	$60.00	0.26	0.26	(18.18)[9]	(17.92)	(0.23)	—	(0.23)	$41.85	(29.75)%	$133,917	0.95%[8]	1.05%[8]	0.81%[8]	0.95%[8]	1.05%[8]	0.81%[8]	518%
Direxion Daily Energy Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$12.99	(0.05)	(0.05)	(3.06)	(3.11)	—	—	—	$9.88	(23.94)%	$69,472	0.96%[8]	1.02%[8]	(0.96)%[8]	0.95%[8]	1.01%[8]	(0.95)%[8]	0%
For the Year Ended October 31, 2011	$36.27	(0.16)	(0.15)	(23.12)	(23.28)	—	—	—	$12.99	(64.19)%	$108,847	1.02%	1.15%	(0.98)%	0.95%	1.08%	(0.91)%	0%
For the Year Ended October 31, 2010	$63.15	(0.48)	(0.46)	(26.40)	(26.88)	—	—	—	$36.27	(42.57)%	$64,562	0.99%	1.17%	(0.92)%	0.95%	1.13%	(0.88)%	0%
For the Period November 6, 2008[1] Through October 31, 2009	$300.00	(0.75)	(0.75)	(236.10)	(236.85)	—	—	—	$63.15	(78.95)%	$71,339	0.95%[8]	1.13%[8]	(0.86)%[8]	0.95%[8]	1.13%[8]	(0.86)%[8]	0%
Direxion Daily Financial Bull 3X Shares[12]
For the Six Months Ended April 30, 2012 (Unaudited)	$73.26	(0.22)	(0.21)	30.48	30.26	—	—	—	$103.52	41.30%	$1,460,470	0.96%[8]	0.97%[8]	(0.55)%[8]	0.95%[8]	0.96%[8]	(0.54)%[8]	1%
For the Year Ended October 31, 2011	$110.90	(0.58)	(0.57)	(37.06)	(37.64)	—	—	—	$73.26	(33.94)%	$1,609,419	0.97%	0.97%	(0.53)%	0.95%	0.95%	(0.51)%	63%
For the Year Ended October 31, 2010	$112.35	0.15	0.20	(1.10)	(0.95)	(0.50)	—	(0.50)	$110.90	(0.97)%	$1,695,441	0.96%	0.99%	0.14%	0.95%	0.98%	0.15%	19%
For the Period November 6, 2008[1] Through October 31, 2009	$500.00	0.60	0.60	(387.35)[9]	(386.75)	(0.90)	—	(0.90)	$112.35	(77.36)%	$1,314,219	0.95%[8]	0.98%[8]	0.80%[8]	0.95%[8]	0.98%[8]	0.80%[8]	365%
Direxion Daily Financial Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$39.88	(0.14)	(0.14)	(18.57)	(18.71)	—	—	—	$21.17	(46.92)%	$801,037	0.95%[8]	0.97%[8]	(0.95)%[8]	0.95%[8]	0.97%[8]	(0.95)%[8]	0%
For the Year Ended October 31, 2011[10]	$63.05	(0.44)	(0.44)	(22.73)	(23.17)	—	—	—	$39.88	(36.75)%	$1,091,990	0.96%	0.99%	(0.92)%	0.95%	0.98%	(0.91)%	0%
For the Year Ended October 31, 2010[10]	$114.80	(0.70)	(0.65)	(51.05)	(51.75)	—	—	—	$63.05	(45.08)%	$1,199,646	0.96%	1.00%	(0.89)%	0.95%	0.99%	(0.88)%	0%
For the Period November 6, 2008[1] Through October 31, 2009[10]	$3,000.00	(1.45)	(1.45)	(2,883.75)	(2,885.20)	—	—	—	$114.80	(96.17)%	$1,216,063	0.95%[8]	1.00%[8]	(0.86)%[8]	0.95%[8]	1.00%[8]	(0.86)%[8]	0%
Direxion Daily Real Estate Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$55.35	(0.05)	(0.04)	20.82	20.77	—	(2.00)	(2.00)	$74.12	40.23%	$100,059	0.97%[8]	1.04%[8]	(0.18)%[8]	0.95%[8]	1.02%[8]	(0.16)%[8]	4%
For the Year Ended October 31, 2011	$54.05	0.17	0.19	1.18	1.35	(0.05)	—	(0.05)	$55.35	2.51%	$141,148	0.99%	1.03%	0.29%	0.95%	0.99%	0.33%	110%
For the Year Ended October 31, 2010	$26.78	0.76	0.77	29.89	30.65	(1.02)	(2.36)	(3.38)	$54.05	123.46%	$110,794	0.97%	1.06%	1.93%	0.95%	1.04%	1.95%	146%
For the Period July 16, 2009[1] Through October 31, 2009	$15.00	0.19	0.19	11.63 [9]	11.82	(0.04)	—	(0.04)	$26.78	78.71%	$107,118	0.96%[8]	1.11%[8]	2.43%[8]	0.95%[8]	1.10%[8]	2.44%[8]	132%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	135

Financial Highlights

April 30, 2012

												RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s omitted)	Net Expenses[3,15]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Net Expenses[4,15]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Portfolio Turnover Rate[6]
Direxion Daily Real Estate Bear 3X Shares[12]
For the Six Months Ended April 30, 2012 (Unaudited)	$43.89	$(0.17)	$(0.17)	$(18.64)	$(18.81)	$—	$—	$—	$25.08	(42.86)%	$20,917	0.95%[8]	1.30%[8]	(0.95)%[8]	0.95%[8]	1.30%[8]	(0.95)%[8]	0%
For the Year Ended October 31, 2011	$101.90	(0.67)	(0.67)	(57.34)	(58.01)	—	—	—	$43.89	(56.93)%	$33,973	0.95%	1.15%	(0.90)%	0.95%	1.15%	(0.90)%	0%
For the Year Ended October 31, 2010	$526.75	(1.60)	(1.55)	(422.30)	(423.90)	—	(0.95)	(0.95)	$101.90	(80.57)%	$78,871	0.96%	1.10%	(0.88)%	0.95%	1.09%	(0.87)%	0%
For the Period July 16, 2009[1] Through October 31, 2009	$1,500.00	(1.25)	(1.25)	(972.00)	(973.25)	—	—	—	$526.75	(64.88)%	$47,416	0.95%[8]	1.65%[8]	(0.94)%[8]	0.95%[8]	1.65%[8]	(0.94)%[8]	0%
Direxion Daily Technology Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$41.74	(0.18)	(0.17)	18.39	18.21	—	—	—	$59.95	43.63%	$170,845	0.97%[8]	1.01%[8]	(0.77)%[8]	0.95%[8]	0.99%[8]	(0.75)%[8]	3%
For the Year Ended October 31, 2011	$40.20	(0.30)	(0.28)	2.68	2.38	(0.00)[7]	(0.84)	(0.84)	$41.74	5.82%	$208,712	0.98%	1.01%	(0.69)%	0.95%	0.98%	(0.66)%	12%
For the Year Ended October 31, 2010	$33.55	(0.19)	(0.12)	14.37	14.18	—	(7.53)	(7.53)	$40.20	47.33%	$196,994	1.15%	1.20%	(0.56)%	0.95%	1.00%	(0.36)%	106%
For the Period December 17, 2008[1] Through October 31, 2009	$15.00	(0.05)	(0.05)	18.61	18.56	(0.01)	—	(0.01)	$33.55	123.80%	$114,065	0.95%[8]	1.07%[8]	(0.23)%[8]	0.95%[8]	1.07%[8]	(0.23)%[8]	206%
Direxion Daily Technology Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$16.02	(0.06)	(0.06)	(6.76)	(6.82)	—	—	—	$9.20	(42.57)%	$36,903	0.95%[8]	1.11%[8]	(0.95)%[8]	0.95%[8]	1.11%[8]	(0.95)%[8]	0%
For the Year Ended October 31, 2011	$28.03	(0.20)	(0.20)	(11.81)	(12.01)	—	—	—	$16.02	(42.85)%	$38,612	0.95%	1.07%	(0.90)%	0.95%	1.07%	(0.90)%	0%
For the Year Ended October 31, 2010	$62.85	(0.36)	(0.36)	(34.46)	(34.82)	—	—	—	$28.03	(55.40)%	$53,531	0.96%	1.11%	(0.88)%	0.95%	1.10%	(0.87)%	0%
For the Period December 17, 2008[1] Through October 31, 2009	$300.00	(0.60)	(0.60)	(236.55)	(237.15)	—	—	—	$62.85	(79.05)%	$41,478	0.95%[8]	1.21%[8]	(0.87)%[8]	0.95%[8]	1.21%[8]	(0.87)%[8]	0%
Direxion Daily 7-10 Year Treasury Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$74.16	(0.37)	(0.37)	6.89	6.52	—	(1.68)	(1.68)	$79.00	8.88%	$3,950	0.96%[8]	2.64%[8]	(0.96)%[8]	0.95%[8]	2.63%[8]	(0.95)%[8]	0%
For the Year Ended October 31, 2011	$65.29	(0.56)	(0.56)	13.68	13.12	(0.19)	(4.06)	(4.25)	$74.16	22.76%	$7,416	0.96%	1.52%	(0.92)%	0.95%	1.51%	(0.91)%	0%
For the Year Ended October 31, 2010	$51.24	0.62	0.62	14.13	14.75	(0.70)	—	(0.70)	$65.29	29.17%	$6,529	0.95%	1.85%	1.15%	0.95%	1.85%	1.15%	536%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	0.51	0.51	(8.84)	(8.33)	(0.43)	—	(0.43)	$51.24	(13.85)%	$10,248	0.95%[8]	3.14%[8]	2.07%[8]	0.95%[8]	3.14%[8]	2.07%[8]	176%
Direxion Daily 7-10 Year Treasury Bear 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$29.91	(0.13)	(0.13)	(3.60)	(3.73)	—	—	—	$26.18	(12.47)%	$51,046	0.95%[8]	0.99%[8]	(0.95)%[8]	0.95%[8]	0.99%[8]	(0.95)%[8]	0%
For the Year Ended October 31, 2011	$41.08	(0.36)	(0.36)	(10.81)	(11.17)	—	—	—	$29.91	(27.19)%	$65,795	0.95%	0.97%	(0.91)%	0.95%	0.97%	(0.91)%	0%
For the Year Ended October 31, 2010	$64.03	(0.44)	(0.43)	(17.20)	(17.64)	—	(5.31)	(5.31)	$41.08	(29.95)%	$59,564	0.95%	1.20%	(0.87)%	0.95%	1.20%	(0.87)%	0%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	(0.29)	(0.29)	4.32	4.03	—	—	—	$64.03	6.72%	$19,210	0.95%[8]	2.21%[8]	(0.89)%[8]	0.95%[8]	2.21%[8]	(0.89)%[8]	0%

The accompanying notes are an integral part of these financial statements.

136	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2012

													RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s omitted)	Net Expenses[3,15]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Net Expenses[4,15]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Portfolio Turnover Rate[6]
Direxion Daily 20+ Year Treasury Bull 3X Shares
For the Six Months Ended April 30, 2012 (Unaudited)	$62.82	$(0.16)	$(0.16)	$2.39	$2.23	$—	$(0.55)	$—	$(0.55)	$64.50	3.52%	$12,901	0.95%[8]	1.17%[8]	(0.51)%[8]	0.95%[8]	1.17%[8]	(0.51)%[8]	0%
For the Year Ended October 31, 2011	$43.18	(0.25)	(0.25)	21.17	20.92	(0.29)	(0.99)	—	(1.28)	$62.82	51.23%	$18,847	0.95%	1.14%	(0.64)%	0.95%	1.14%	(0.64)%	128%
For the Year Ended October 31, 2010	$42.56	0.56	0.57	5.03	5.59	(0.77)	(4.20)	—	(4.97)	$43.18	15.27%	$15,114	0.95%	1.61%	1.42%	0.95%	1.61%	1.42%	658%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	0.64	0.64	(17.70)[9]	(17.06)	(0.38)	—	—	(0.38)	$42.56	(28.43)%	$12,768	0.95%[8]	1.98%[8]	2.84%[8]	0.95%[8]	1.98%[8]	2.84%[8]	215%
Direxion Daily 20+ Year Treasury Bear 3X Shares[12]
For the Six Months Ended April 30, 2012 (Unaudited)	$83.34	(0.30)	(0.30)	(13.47)	(13.77)	—	—	—	—	$69.57	(16.52)%	$347,823	0.94%[8]	0.94%[8]	(0.94)%[8]	0.94%[8]	0.94%[8]	(0.94)%[8]	0%
For the Year Ended October 31, 2011	$191.75	(1.50)	(1.48)	(106.91)	(108.41)	—	—	—	—	$83.34	(56.54)%	$295,029	0.93%	0.94%	(0.89)%	0.92%	0.93%	(0.88)%	0%
For the Year Ended October 31, 2010	$324.45	(2.10)	(2.05)	(93.85)	(95.95)	—	(35.00)	(1.75)	(36.75)	$191.75	(33.48)%	$222,430	0.95%	0.95%	(0.87)%	0.95%	0.95%	(0.87)%	0%
For the Period April 16, 2009[1] Through October 31, 2009	$300.00	(1.60)	(1.60)	26.05 [9]	24.45	—	—	—	—	$324.45	8.15%	$90,852	0.95%[8]	1.10%[8]	(0.89)%[8]	0.95%[8]	1.10%[8]	(0.89)%[8]	0%

[1]	Commencement of investment operations.
[2]	Based on average shares outstanding.
[3]	Includes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.
[4]	Excludes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.
[5]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived the investment advisor.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap portfolio.
[7]	Between $(0.005) and $0.00.
[8]	Annualized.
[9]	Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s changes in net realized and unrealized gain (loss) on investment securities, in-kind transactions, swaps and options for the period.
[10]	On February 24, 2011, the Fund had a 1:5 reverse stock split. Per share data for the period has been adjusted to give effect to 1:5 reverse stock split.
[11]	On February 24, 2011, the Fund had a 1:3 reverse stock split. Per share data for the period has been adjusted to give effect to 1:3 reverse stock split.
[12]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Per share data for all periods have been adjusted to give effect to 1:5 reverse stock split.
[13]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Per share data have been adjusted to give effect to 1:5 reverse stock split.
[14]	On November 10, 2011, the Fund had a 1:3 reverse stock split. Per share data for all periods have been adjusted to give effect to 1:3 reverse stock split.
[15]	Net expenses include effects of any reimbursement or recoupment.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	137

Direxion Shares ETF Trust

Notes To The Financial Statements

April 30, 2012 (Unaudited)

1.	ORGANIZATION

The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 56 series, of which 46 Funds (each, a “Fund” and together the “Funds”) are included in this report:

Direxion Daily Large Cap Bull 3X Shares	Direxion Daily Large Cap Bear 3X Shares
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily BRIC Bull 3X Shares	Direxion Daily BRIC Bear 3X Shares
Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares
Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Direxion Daily India Bull 3X Shares	Direxion Daily India Bear 3X Shares
Direxion Daily Latin America Bull 3X Shares	Direxion Daily Latin America Bear 3X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Direxion Daily Agribusiness Bull 3X Shares	Direxion Daily Agribusiness Bear 3X Shares
Direxion Daily Basic Materials Bull 3X Shares	Direxion Daily Basic Materials Bear 3X Shares
Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Direxion Daily Retail Bull 3X Shares	Direxion Daily Retail Bear 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

Each Fund’s investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds and the Bear Funds are a multiple of the returns of the target index or benchmark. The 3X Funds seek a multiple of 300% of the returns of their benchmark indices.

Funds	Index or Benchmark	Daily Target
Direxion Daily Large Cap Bull 3X Shares		300%
Direxion Daily Large Cap Bear 3X Shares	Russell 1000® Index	-300%
Direxion Daily Mid Cap Bull 3X Shares		300%
Direxion Daily Mid Cap Bear 3X Shares	Russell Midcap® Index	-300%
Direxion Daily Small Cap Bull 3X Shares		300%
Direxion Daily Small Cap Bear 3X Shares	Russell 2000® Index	-300%
Direxion Daily BRIC Bull 3X Shares		300%
Direxion Daily BRIC Bear 3X Shares	The Bank of New York Mellon BRIC Select ADR® Index	-300%
Direxion Daily China Bull 3X Shares		300%
Direxion Daily China Bear 3X Shares	The Bank of New York Mellon China Select ADR® Index	-300%

138	DIREXION SEMI-ANNUAL REPORT

Funds	Index or Benchmark	Daily Target
Direxion Daily Developed Markets Bull 3X Shares		300%
Direxion Daily Developed Markets Bear 3X Shares	MSCI EAFE® Index	-300%
Direxion Daily Emerging Markets Bull 3X Shares		300%
Direxion Daily Emerging Markets Bear 3X Shares	MSCI Emerging Markets IndexSM	-300%
Direxion Daily India Bull 3X Shares		300%
Direxion Daily India Bear 3X Shares	Indus India Index	-300%
Direxion Daily Latin America Bull 3X Shares		300%
Direxion Daily Latin America Bear 3X Shares	S&P Latin America 40 Index	-300%
Direxion Daily Russia Bull 3X Shares		300%
Direxion Daily Russia Bear 3X Shares	Market Vectors Russia Index	-300%
Direxion Daily Agribusiness Bull 3X Shares		300%
Direxion Daily Agribusiness Bear 3X Shares	DAX Global Agribusiness Index	-300%
Direxion Daily Basic Materials Bull 3X Shares		300%
Direxion Daily Basic Materials Bear 3X Shares	The S&P® Materials Select Sector Index	-300%
Direxion Daily Gold Miners Bull 3X Shares		300%
Direxion Daily Gold Miners Bear 3X Shares	NYSE Arca Gold Miners Index	-300%
Direxion Daily Healthcare Bull 3X Shares		300%
Direxion Daily Healthcare Bear 3X Shares	The S&P® Health Care Select Sector Index	-300%
Direxion Daily Natural Gas Related Bull 3X Shares		300%
Direxion Daily Natural Gas Related Bear 3X Shares	ISE-Revere Natural Gas Index	-300%
Direxion Daily Retail Bull 3X Shares		300%
Direxion Daily Retail Bear 3X Shares	Russell 1000® Retail Index	-300%
Direxion Daily Semiconductor Bull 3X Shares		300%
Direxion Daily Semiconductor Bear 3X Shares	PHLX Semiconductor Sector Index	-300%
Direxion Daily Energy Bull 3X Shares		300%
Direxion Daily Energy Bear 3X Shares	Russell 1000® Energy Index	-300%
Direxion Daily Financial Bull 3X Shares		300%
Direxion Daily Financial Bear 3X Shares	Russell 1000® Financial Services Index	-300%
Direxion Daily Real Estate Bull 3X Shares		300%
Direxion Daily Real Estate Bear 3X Shares	MSCI US REIT Index SM	-300%
Direxion Daily Technology Bull 3X Shares		300%
Direxion Daily Technology Bear 3X Shares	Russell 1000® Technology Index	-300%
Direxion Daily 7-10 Year Treasury Bull 3X Shares		300%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	NYSE 7-10 Year Treasury Bond Index	-300%
Direxion Daily 20+ Year Treasury Bull 3X Shares		300%
Direxion Daily 20+ Year Treasury Bear 3X Shares	NYSE 20 Year Plus Treasury Bond Index	-300%

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a)  Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Funds do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early each of the Funds calculate its NAV as of the time of the recommended close, usually 2:00pm Eastern time, rather than the close of regular trading on the NYSE. A security

DIREXION SEMI-ANNUAL REPORT	139

listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over the Counter (“OTC”) securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees (the “Board”).

b)  Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivatives contracts. A Fund does not offset fair value amounts for derivatives contracts and related cash collateral in the consolidated statement of assets and liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. However, in certain instances, market factors such as interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by a Fund. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

140	DIREXION SEMI-ANNUAL REPORT

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov.

The swap contracts are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Fund has agreements with certain counterparties with which it trades swap instruments that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2012 is as follows:

	Direxion Daily Large Cap Bull 3X Shares			Direxion Daily Large Cap Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(345,395)	$9,301,365	$(8,955,970)	$(170,026)	$19,759,507	$(19,589,481)
Citibank N.A.	4,143,685	9,520,843	(13,664,528)	(3,775,567)	12,448,771	(8,673,204)
Credit Suisse Capital, LLC	2,571,692	68,760,667	(71,332,359)	(2,570,059)	18,198,586	(15,628,527)
Deutsche Bank AG London	41,190,071	53,956,915	(95,146,986)	(16,257,538)	49,817,182	(33,559,644)
Merrill Lynch International	195,019	19,920,031	(20,115,050)	(48,321)	15,890,040	(15,841,719)
Morgan Stanley Capital Services	456,020	7,522,866	(7,978,886)	(2,411,206)	22,117,283	(19,706,077)

Total	$48,211,092	$168,982,687	$(217,193,779)	$(25,232,717)	$138,231,369	$(112,998,652)

	Direxion Daily Mid Cap Bull 3X Shares			Direxion Daily Mid Cap Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$193,272	$6,919,181	$(7,112,453)	$(10,226)	$1,065,944	$(1,055,718)
Credit Suisse Capital, LLC	12,969,745	18,198,137	(31,167,882)	(3,268,622)	7,433,095	(4,164,473)
Deutsche Bank AG London	—	—	—	—	26,316	(26,316)
Merrill Lynch International	—	4	(4)	—	—	—
Morgan Stanley Capital Services	299,660	8,051,596	(8,351,256)	(118,667)	2,721,547	(2,602,880)

Total	$13,462,677	$33,168,918	$(46,631,595)	$(3,397,515)	$11,246,902	$(7,849,387)

	Direxion Daily Small Cap Bull 3X Shares			Direxion Daily Small Cap Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$15,841,375	$70,435,069	$(86,276,444)	$(1,757,315)	$73,863,628	$(72,106,313)
Citibank N.A.	1,662,612	53,750,830	(55,413,442)	(2,361,368)	58,934,444	(56,573,076)
Credit Suisse Capital, LLC	75,376,795	110,839,923	(186,216,718)	(2,185,442)	100,707,509	(98,522,067)
Deutsche Bank AG London	1,612,523	122,895,298	(124,507,821)	(3,804,606)	124,539,730	(120,735,124)
Merrill Lynch International	316,087	86,660,132	(86,976,219)	(17,495,580)	98,103,982	(80,608,402)
Morgan Stanley Capital Services	7,666,195	99,429,978	(107,096,173)	(4,927,150)	88,676,665	(83,749,515)

Total	$102,475,587	$544,011,230	$(646,486,817)	$(32,531,461)	$544,825,958	$(512,294,497)

DIREXION SEMI-ANNUAL REPORT	141

	Direxion Daily BRIC Bull 3X Shares			Direxion Daily BRIC Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$518,338	$2,209,976	$(2,728,314)	$(102,602)	$707,906	$(605,304)
Merrill Lynch International	(124,598)	1,037,515	(912,917)	116,768	760,391	(877,159)
Morgan Stanley Capital Services	(370,781)	1,290,000	(919,219)	—	—	—

Total	$22,959	$4,537,491	$(4,560,450)	$14,166	$1,468,297	$(1,482,463)

	Direxion Daily China Bull 3X Shares			Direxion Daily China Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(289,585)	$4,572,393	$(4,282,808)	$(82,996)	$3,185,584	$(3,102,588)
Credit Suisse Capital, LLC	(151,739)	11,361,527	(11,209,788)	(133,850)	1,821,649	(1,687,799)
Deutsche Bank AG London	3,137,329	6,849,639	(9,986,968)	(616,617)	2,835,927	(2,219,310)
Morgan Stanley Capital Services	4,410,070	9,141,232	(13,551,302)	393,122	2,410,192	(2,803,314)

Total	$7,106,075	$31,924,791	$(39,030,866)	$(440,341)	$10,253,352	$(9,813,011)

	Direxion Daily Developed Markets Bull 3X Shares			Direxion Daily Developed Markets Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(44,964)	$2,218,607	$(2,173,643)	$92,102	$1,089,834	$(1,181,936)
Citibank N.A.	—	—	—	—	170,056	(170,056)
Credit Suisse Capital, LLC	634,249	7,320,063	(7,954,312)	495,174	1,971,847	(2,467,021)
Deutsche Bank AG London	876,421	3,504,135	(4,380,556)	(656,740)	4,522,273	(3,865,533)
Merrill Lynch International	—	746	(746)	—	—	—
Morgan Stanley Capital Services	170,619	2,950,067	(3,120,686)	(290,132)	2,766,280	(2,476,148)

Total	$1,636,325	$15,993,618	$(17,629,943)	$(359,596)	$10,520,290	$(10,160,694)

	Direxion Daily Emerging Markets Bull 3X Shares			Direxion Daily Emerging Markets Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(4,184,662)	$44,318,360	$(40,133,698)	$1,204,731	$16,373,731	$(17,578,462)
Citibank N.A.	(1,763,385)	19,224,100	(17,460,715)	1,338,479	12,857,174	(14,195,653)
Credit Suisse Capital, LLC	6,601,557	85,219,552	(91,821,109)	(1,020,262)	16,108,931	(15,088,669)
Deutsche Bank AG London	27,497,301	66,258,358	(93,755,659)	(5,839,516)	21,616,739	(15,777,223)
Merrill Lynch International	(991,269)	21,850,017	(20,858,748)	1,085,115	16,724,205	(17,809,320)
Morgan Stanley Capital Services	(2,967,134)	41,254,178	(38,287,044)	988,936	14,047,977	(15,036,913)

Total	$24,192,408	$278,124,565	$(302,316,973)	$(2,242,517)	$97,728,757	$(95,486,240)

	Direxion Daily India Bull 3X Shares			Direxion Daily India Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(718,610)	$2,439,120	$(1,720,510)	$13,178	$500,008	$(513,186)
Credit Suisse Capital, LLC	(482,531)	7,883,800	(7,401,269)	25,162	200,546	(225,708)
Deutsche Bank AG London	(584,535)	3,610,224	(3,025,689)	109,842	615,299	(725,141)
Merrill Lynch International	(502,740)	3,340,002	(2,837,262)	466,712	1,190,261	(1,656,973)
Morgan Stanley Capital Services	(1,250,105)	4,536,733	(3,286,628)	490,777	760,157	(1,250,934)

Total	$(3,538,521)	$21,809,879	$(18,271,358)	$1,105,671	$3,266,271	$(4,371,942)

142	DIREXION SEMI-ANNUAL REPORT

	Direxion Daily Latin America Bull 3X Shares			Direxion Daily Latin America Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$4,635,923	$16,193,742	$(20,829,665)	$(737,684)	$2,582,124	$(1,844,440)
Deutsche Bank AG London	2,615,639	8,890,308	(11,505,947)	(188,483)	973,824	(785,341)
Merrill Lynch International	—	—	—	—	20	(20)
Morgan Stanley Capital Services	(17,760)	1,061,161	(1,043,401)	31,650	1,210,000	(1,241,650)

Total	$7,233,802	$26,145,211	$(33,379,013)	$(894,517)	$4,765,968	$(3,871,451)

	Direxion Daily Russia Bull 3X Shares			Direxion Daily Russia Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(119,961)	$603,160	$(483,199)	$344,832	$1,233,274	$(1,578,106)
Credit Suisse Capital, LLC	1,316,218	5,873,854	(7,190,072)	954,743	1,171,428	(2,126,171)
Deutsche Bank AG London	1,487	508,291	(509,778)	(20,949)	616,657	(595,708)
Merrill Lynch International	1,433,487	6,659,985	(8,093,472)	37,220	2,170,014	(2,207,234)
Morgan Stanley Capital Services	(127,143)	1,160,019	(1,032,876)	191,909	1,140,018	(1,331,927)

Total	$2,504,088	$14,805,309	$(17,309,397)	$1,507,755	$6,331,391	$(7,839,146)

	Direxion Daily Agribusiness Bull 3X Shares			Direxion Daily Agribusiness Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$501,598	$748,118	$(1,249,716)	$(216,566)	$840,231	$(623,665)
Merrill Lynch International	11,928	300,010	(311,938)	18,783	640,011	(658,794)
Morgan Stanley Capital Services	—	—	—	(13,888)	550,000	(536,112)

Total	$513,526	$1,048,128	$(1,561,654)	$(211,671)	$2,030,242	$(1,818,571)

	Direxion Daily Basic Materials Bull 3X Shares			Direxion Daily Basic Materials Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$120,445	$911,510	$(1,031,955)	$—	$—	$—
Credit Suisse Capital, LLC	(29,990)	1,262,337	(1,232,347)	(20)	200,000	(199,980)
Deutsche Bank AG London	884,268	1,275,028	(2,159,296)	78,934	841,259	(920,193)
Merrill Lynch International	(4,228)	200,001	(195,773)	—	—	—

Total	$970,495	$3,648,876	$(4,619,371)	$78,914	$1,041,259	$(1,120,173)

	Direxion Daily Gold Miners Bull 3X Shares			Direxion Daily Gold Miners Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$—	$60,000	$(60,000)
Credit Suisse Capital, LLC	(20,493,355)	106,634,771	(86,141,416)	2,131,795	2,710,397	(4,842,192)
Deutsche Bank AG London	(15,577,862)	44,686,294	(29,108,432)	617,424	1,875,386	(2,492,810)
Morgan Stanley Capital Services	(2,031,694)	25,490,174	(23,458,480)	(7,333)	380,041	(372,708)

Total	$(38,102,911)	$176,811,239	$(138,708,328)	$2,741,886	$5,025,824	$(7,767,710)

DIREXION SEMI-ANNUAL REPORT	143

	Direxion Daily Healthcare Bull 3X Shares			Direxion Daily Healthcare Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$1,225,791	$1,873,543	$(3,099,334)	$(482,774)	$1,360,000	$(877,226)
Deutsche Bank AG London	—	—	—	—	—	—
Merrill Lynch International	79,262	880,004	(959,266)	(22,598)	470,006	(447,408)

Total	$1,305,053	$2,753,547	$(4,058,600)	$(505,372)	$1,830,006	$(1,324,634)

	Direxion Daily Natural Gas Related Bull 3X Shares			Direxion Daily Natural Gas Related Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$—	$40,000	$(40,000)
Credit Suisse Capital, LLC	155,498	8,280,397	(8,435,895)	(22,707)	290,600	(267,893)
Deutsche Bank AG London	(1,167,380)	5,032,567	(3,865,187)	80,101	338,291	(418,392)
Morgan Stanley Capital Services	5	1,880,025	(1,880,030)	—	110,003	(110,003)

Total	$(1,011,877)	$15,192,989	$(14,181,112)	$57,394	$778,894	$(836,288)

	Direxion Daily Retail Bull 3X Shares			Direxion Daily Retail Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$2,376,412	$3,887,754	$(6,264,166)	$(164,727)	$1,320,121	$(1,155,394)
Deutsche Bank AG London	979,400	865,272	(1,844,672)	(61,641)	388,394	(326,753)
Merrill Lynch International	—	460,004	(460,004)	—	—	—
Morgan Stanley Capital Services	104,598	1,330,001	(1,434,599)	—	—	—

Total	$3,460,410	$6,543,031	$(10,003,441)	$(226,368)	$1,708,515	$(1,482,147)

	Direxion Daily Semiconductor Bull 3X Shares			Direxion Daily Semiconductor Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$201,982	$3,020,870	$(3,222,852)	$76,959	$1,720,000	$(1,796,959)
Credit Suisse Capital, LLC	10,798,372	24,090,553	(34,888,925)	(1,395,378)	3,853,691	(2,458,313)
Deutsche Bank AG London	10,659,462	27,894,733	(38,554,195)	(1,081,328)	4,433,478	(3,352,150)
Merrill Lynch International	(400,363)	5,632,344	(5,231,981)	(86,259)	2,547,914	(2,461,655)
Morgan Stanley Capital Services	4,213	8,750,038	(8,754,251)	48,367	2,670,023	(2,718,390)

Total	$21,263,666	$69,388,538	$(90,652,204)	$(2,437,639)	$15,225,106	$(12,787,467)

	Direxion Daily Energy Bull 3X Shares			Direxion Daily Energy Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(775,660)	$17,924,924	$(17,149,264)	$(2,173,379)	$9,903,102	$(7,729,723)
Citibank N.A.	3,250,681	17,214,382	(20,465,063)	(219,044)	1,081,161	(862,117)
Credit Suisse Capital, LLC	63,111,035	113,689,395	(176,800,430)	(4,353,363)	14,090,648	(9,737,285)
Deutsche Bank AG London	2,195,304	51,261,822	(53,457,126)	(425,158)	4,091,448	(3,666,290)
Morgan Stanley Capital Services	(5,053,173)	29,301,636	(24,248,463)	1,049,714	21,020,372	(22,070,086)

Total	$62,728,187	$229,392,159	$(292,120,346)	$(6,121,230)	$50,186,731	$(44,065,501)

144	DIREXION SEMI-ANNUAL REPORT

	Direxion Daily Financial Bull 3X Shares			Direxion Daily Financial Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$25,201,257	$204,635,083	$(229,836,340)	$(42,274,921)	$181,411,460	$(139,136,539)
Citibank N.A.	67,629,557	87,100,453	(154,730,010)	(32,714,416)	67,006,885	(34,292,469)
Credit Suisse Capital, LLC	168,749,013	354,037,602	(522,786,615)	(47,477,769)	198,675,860	(151,198,091)
Deutsche Bank AG London	(5,307,162)	165,911,691	(160,604,529)	(6,624,669)	93,470,741	(86,846,072)
Merrill Lynch International	(5,824,896)	140,360,164	(134,535,268)	1,364,286	75,990,042	(77,354,328)
Morgan Stanley Capital Services	39,978,039	62,740,037	(102,718,076)	(18,220,954)	35,346,748	(17,125,794)

Total	$290,425,808	$1,014,785,030	$(1,305,210,838)	$(145,948,443)	$651,901,736	$(505,953,293)

	Direxion Daily Real Estate Bull 3X Shares			Direxion Daily Real Estate Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$127,138	$3,132,658	$(3,259,796)	$(393,097)	$3,045,375	$(2,652,278)
Credit Suisse Capital, LLC	24,156,682	21,261,316	(45,417,998)	(2,168,900)	4,317,180	(2,148,280)
Deutsche Bank AG London	24,791,710	23,524,033	(48,315,743)	(2,299,556)	4,909,027	(2,609,471)
Merrill Lynch International	—	—	—	(730,109)	4,510,004	(3,779,895)
Morgan Stanley Capital Services	8,204,543	7,880,716	(16,085,259)	(891,853)	3,891,080	(2,999,227)

Total	$57,280,073	$55,798,723	$(113,078,796)	$(6,483,515)	$20,672,666	$(14,189,151)

	Direxion Daily Technology Bull 3X Shares			Direxion Daily Technology Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(1,002,776)	$9,779,071	$(8,776,295)	$171,602	$7,132,014	$(7,303,616)
Credit Suisse Capital, LLC	(1,335,851)	73,327,987	(71,992,136)	(877,857)	5,094,722	(4,216,865)
Deutsche Bank AG London	34,756,087	33,627,416	(68,383,503)	(5,020,356)	11,409,898	(6,389,542)
Merrill Lynch International	732,559	2,018,518	(2,751,077)	(2,764,504)	8,084,479	(5,319,975)

Total	$33,150,019	$118,752,992	$(151,903,011)	$(8,491,115)	$31,721,113	$(23,229,998)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares			Direxion Daily 7-10 Year Treasury Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$26,876	$451,346	$(478,222)	$(272,082)	$2,142,203	$(1,870,121)
Deutsche Bank AG London	372,629	1,114,677	(1,487,306)	(16,288,877)	43,915,178	(27,626,301)
Morgan Stanley Capital Services	23,664	880,002	(903,666)	(313,058)	3,670,701	(3,357,643)

Total	$423,169	$2,446,025	$(2,869,194)	$(16,874,017)	$49,728,082	$(32,854,065)

	Direxion Daily 20+ Year Treasury Bull 3X Shares			Direxion Daily 20+ Year Treasury Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$35,904	$2,370,000	$(2,405,904)	$(5,890,200)	$35,809,885	$(29,919,685)
Credit Suisse Capital, LLC	391,885	2,642,924	(3,034,809)	(8,513,800)	65,756,486	(57,242,686)
Deutsche Bank AG London	132,803	1,905,553	(2,038,356)	(13,458,532)	88,023,509	(74,564,977)
Merrill Lynch International	—	790,009	(790,009)	—	80,126	(80,126)
Morgan Stanley Capital Services	(23,249)	2,950,314	(2,927,065)	(1,697,239)	42,164,168	(40,466,929)

Total	$537,343	$10,658,800	$(11,196,143)	$(29,559,771)	$231,834,174	$(202,274,403)

At April 30, 2012, if such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.

DIREXION SEMI-ANNUAL REPORT	145

c)  Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

d)  Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

e)  Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes. No provision for federal income taxes has been made.

f)  Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

g)  Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the six-months ended April 30, 2012 and period ended October 31, 2011 were as follows:

	Six-Months Ended April 30, 2012			Period Ended October 31, 2011
Funds	Distributions Paid From Ordinary Income	Distributions Paid From Long Term Capital Gains	Distributions Paid From Return of Capital	Distributions Paid From Ordinary Income	Distributions Paid From Long Term Capital Gains	Distributions Paid From Return of Capital
Direxion Daily Large Cap Bull 3X Shares	$—	$—	$—	$—	$—	$—
Direxion Daily Large Cap Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	1,607,050	6,817,613	—	3,217,175	643,838	—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	—	—
Direxion Daily BRIC Bull 3X Shares	—	—	—	68,390	—	3,013
Direxion Daily BRIC Bear 3X Shares	124,256	—	—	1,865	—	—
Direxion Daily China Bull 3X Shares	—	—	—	1,867,105	—	—
Direxion Daily China Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	736,507	682,457	—	2,233,277	—	—
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	—	—	—

146	DIREXION SEMI-ANNUAL REPORT

	Six-Months Ended April 30, 2012			Period Ended October 31, 2011
Funds	Distributions Paid From Ordinary Income	Distributions Paid From Long Term Capital Gains	Distributions Paid From Return of Capital	Distributions Paid From Ordinary Income	Distributions Paid From Long Term Capital Gains	Distributions Paid From Return of Capital
Direxion Daily Emerging Markets Bull 3X Shares	$474,997	$—	$—	$12,262,138	$120,999	$—
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	—	—	—
Direxion Daily India Bull 3X Shares	—	—	—	101,976	—	—
Direxion Daily India Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	673,578	2,845,142	—	3,222,351	—	—
Direxion Daily Latin America Bear 3X Shares	—	—	—	312,935	—	—
Direxion Daily Russia Bull 3X Shares	49,002	—	—	—	—	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Agribusiness Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Agribusiness Bear 3X Shares	249,666	—	—	—	—	—
Direxion Daily Basic Materials Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Basic Materials Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Gold Miners Bull 3X Shares	3,413,450	—	—	—	—	—
Direxion Daily Gold Miners Bear 3X Shares	296,490	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	75,364	—	—	—	—	—
Direxion Daily Healthcare Bear 3X Shares	216,187	—	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	19,000	—	—	4,000	1,366	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	148,613	141,208	—	65,396	—	—
Direxion Daily Retail Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	725,779	—	—
Direxion Daily Energy Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Energy Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	1,704,441	3,191,037	—	181,738	—	—
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	4,538,787	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	168,471	—	—	667,921	28,045	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	245,889	—	—	555,758	34,690	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	—	—

DIREXION SEMI-ANNUAL REPORT	147

At October 31, 2011, the components of accumulated earnings/loss on a tax-basis were as follows:

Funds	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Direxion Daily Large Cap Bull 3X Shares	$(73,743)	$—	$(20,889,113)	$(20,962,856)
Direxion Daily Large Cap Bear 3X Shares	(53,450)	(471,573,086)	(138,901,114)	(610,527,650)
Direxion Daily Mid Cap Bull 3X Shares	2,660,529	11,249,572	(10,380,847)	3,529,254
Direxion Daily Mid Cap Bear 3X Shares	—	(32,768,804)	(10,656,301)	(43,425,105)
Direxion Daily Small Cap Bull 3X Shares	(22,498)	—	(226,944,384)	(226,966,882)
Direxion Daily Small Cap Bear 3X Shares	(23,421)	(659,077,296)	(610,149,849)	(1,269,250,566)
Direxion Daily BRIC Bull 3X Shares	—	(267,011)	(1,228,718)	(1,495,729)
Direxion Daily BRIC Bear 3X Shares	124,256	—	(1,248,646)	(1,124,390)
Direxion Daily China Bull 3X Shares	—	—	(21,010,656)	(21,010,656)
Direxion Daily China Bear 3X Shares	—	(2,295,087)	(5,469,276)	(7,764,363)
Direxion Daily Developed Markets Bull 3X Shares	639,000	592,108	(9,685,030)	(8,453,922)
Direxion Daily Developed Markets Bear 3X Shares	—	(13,024,047)	(9,907,399)	(22,931,446)
Direxion Daily Emerging Markets Bull 3X Shares	—	—	(161,638,209)	(161,638,209)
Direxion Daily Emerging Markets Bear 3X Shares	—	(131,217,855)	(72,741,335)	(203,959,190)
Direxion Daily India Bull 3X Shares	—	(1,150,428)	(6,151,608)	(7,302,036)
Direxion Daily India Bear 3X Shares	—	(536,857)	(514,263)	(1,051,120)
Direxion Daily Latin America Bull 3X Shares	372,521	3,145,496	(15,827,094)	(12,309,077)
Direxion Daily Latin America Bear 3X Shares	—	(1,562,853)	(3,861,260)	(5,424,113)
Direxion Daily Russia Bull 3X Shares	—	(468,391)	(529,772)	(998,163)
Direxion Daily Russia Bear 3X Shares	—	(649,297)	198,175	(451,122)
Direxion Daily Agribusiness Bull 3X Shares	—	(455,384)	(1,311,366)	(1,766,750)
Direxion Daily Agribusiness Bear 3X Shares	249,665	—	(1,844,071)	(1,594,406)
Direxion Daily Basic Materials Bull 3X Shares	—	(710,002)	(545,197)	(1,255,199)
Direxion Daily Basic Materials Bear 3X Shares	—	(257,858)	267,207	9,349
Direxion Daily Gold Miners Bull 3X Shares	3,413,457	—	(9,393,640)	(5,980,183)
Direxion Daily Gold Miners Bear 3X Shares	296,490	—	(639,372)	(342,882)
Direxion Daily Healthcare Bull 3X Shares	75,364	—	(1,132,166)	(1,056,802)
Direxion Daily Healthcare Bear 3X Shares	216,187	—	(360,934)	(144,747)
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	(2,769,646)	(2,769,646)
Direxion Daily Natural Gas Related Bear 3X Shares	—	(1,319,402)	(931,860)	(2,251,262)
Direxion Daily Retail Bull 3X Shares	148,612	141,208	353,916	643,736
Direxion Daily Retail Bear 3X Shares	—	(661,660)	(1,280,253)	(1,941,913)
Direxion Daily Semiconductor Bull 3X Shares	—	(12,629,226)	(14,830,355)	(27,459,581)
Direxion Daily Semiconductor Bear 3X Shares	—	(961,396)	(6,408,763)	(7,370,159)
Direxion Daily Energy Bull 3X Shares	(10,319)	—	(14,031,609)	(14,041,928)
Direxion Daily Energy Bear 3X Shares	(5,444)	(42,176,983)	(53,404,832)	(95,587,259)
Direxion Daily Financial Bull 3X Shares	(30,669)	—	(670,830,647)	(670,861,316)
Direxion Daily Financial Bear 3X Shares	(35,029)	(2,353,321,597)	(732,180,204)	(3,085,536,830)

148	DIREXION SEMI-ANNUAL REPORT

Funds	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Direxion Daily Real Estate Bull 3X Shares	$1,704,451	$3,181,811	$(29,144,935)	$(24,258,673)
Direxion Daily Real Estate Bear 3X Shares	—	(122,597,028)	(17,100,926)	(139,697,954)
Direxion Daily Technology Bull 3X Shares	—	—	5,259,799	5,259,799
Direxion Daily Technology Bear 3X Shares	(1,751)	(61,910,797)	(23,612,818)	(85,525,366)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	168,471	—	846,521	1,014,992
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	(16,146,479)	(23,095,909)	(39,242,388)
Direxion Daily 20+ Year Treasury Bull 3X Shares	294,902	8,782	(1,923,453)	(1,619,769)
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	(195,753,362)	(231,015,898)	(426,769,260)

At April 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows*:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily Large Cap Bull 3X Shares	$213,150,933	$—	$(44,168,246)	$(44,168,246)
Direxion Daily Large Cap Bear 3X Shares	255,643,114	—	(117,411,745)	(117,411,745)
Direxion Daily Mid Cap Bull 3X Shares	49,782,717	791,648	(17,405,447)	(16,613,799)
Direxion Daily Mid Cap Bear 3X Shares	21,560,205	—	(10,313,303)	(10,313,303)
Direxion Daily Small Cap Bull 3X Shares	912,714,356	—	(368,703,126)	(368,703,126)
Direxion Daily Small Cap Bear 3X Shares	1,060,130,562	—	(515,304,604)	(515,304,604)
Direxion Daily BRIC Bull 3X Shares	6,287,580	132,957	(1,883,046)	(1,750,089)
Direxion Daily BRIC Bear 3X Shares	2,181,858	—	(713,561)	(713,561)
Direxion Daily China Bull 3X Shares	58,731,205	1,589,414	(28,395,828)	(26,806,414)
Direxion Daily China Bear 3X Shares	15,472,026	—	(5,218,674)	(5,218,674)
Direxion Daily Developed Markets Bull 3X Shares	25,058,606	—	(9,064,988)	(9,064,988)
Direxion Daily Developed Markets Bear 3X Shares	22,064,652	—	(11,544,362)	(11,544,362)
Direxion Daily Emerging Markets Bull 3X Shares	468,754,904	—	(190,630,339)	(190,630,339)
Direxion Daily Emerging Markets Bear 3X Shares	169,498,860	—	(71,770,103)	(71,770,103)
Direxion Daily India Bull 3X Shares	27,198,468	—	(5,388,589)	(5,388,589)
Direxion Daily India Bear 3X Shares	3,962,936	—	(696,665)	(696,665)
Direxion Daily Latin America Bull 3X Shares	47,062,342	—	(20,917,131)	(20,917,131)
Direxion Daily Latin America Bear 3X Shares	7,985,642	—	(3,219,674)	(3,219,674)
Direxion Daily Russia Bull 3X Shares	17,770,020	—	(2,964,711)	(2,964,711)
Direxion Daily Russia Bear 3X Shares	7,399,563	—	(1,068,172)	(1,068,172)
Direxion Daily Agribusiness Bull 3X Shares	2,719,020	—	(1,670,892)	(1,670,892)
Direxion Daily Agribusiness Bear 3X Shares	3,359,094	—	(1,328,852)	(1,328,852)
Direxion Daily Basic Materials Bull 3X Shares	4,754,528	685	(1,106,337)	(1,105,652)
Direxion Daily Basic Materials Bear 3X Shares	1,623,298	—	(582,039)	(582,039)
Direxion Daily Gold Miners Bull 3X Shares	189,782,198	—	(12,970,959)	(12,970,959)
Direxion Daily Gold Miners Bear 3X Shares	5,758,553	—	(732,729)	(732,729)
Direxion Daily Healthcare Bull 3X Shares	3,829,897	39,616	(1,115,966)	(1,076,350)
Direxion Daily Healthcare Bear 3X Shares	2,588,915	—	(758,909)	(758,909)
Direxion Daily Natural Gas Related Bull 3X Shares	18,842,055	220,660	(3,869,726)	(3,649,066)

DIREXION SEMI-ANNUAL REPORT	149

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily Natural Gas Related Bear 3X Shares	$1,758,694	$—	$(979,800)	$(979,800)
Direxion Daily Retail Bull 3X Shares	6,394,238	217,863	(69,070)	148,793
Direxion Daily Retail Bear 3X Shares	2,550,104	—	(841,589)	(841,589)
Direxion Daily Semiconductor Bull 3X Shares	101,968,368	118,712	(32,698,542)	(32,579,830)
Direxion Daily Semiconductor Bear 3X Shares	17,943,490	—	(2,718,384)	(2,718,384)
Direxion Daily Energy Bull 3X Shares	315,865,654	474,021	(86,947,516)	(86,473,495)
Direxion Daily Energy Bear 3X Shares	93,319,654	—	(43,132,923)	(43,132,923)
Direxion Daily Financial Bull 3X Shares	1,884,147,841	330,260	(869,693,071)	(869,362,811)
Direxion Daily Financial Bear 3X Shares	1,159,664,098	—	(507,762,362)	(507,762,362)
Direxion Daily Real Estate Bull 3X Shares	106,611,468	47,051	(50,859,796)	(50,812,745)
Direxion Daily Real Estate Bear 3X Shares	34,795,656	—	(14,122,990)	(14,122,990)
Direxion Daily Technology Bull 3X Shares	148,701,236	603,572	(30,551,816)	(29,948,244)
Direxion Daily Technology Bear 3X Shares	49,219,545	—	(17,498,432)	(17,498,432)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	2,670,450	—	(224,425)	(224,425)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	54,709,226	—	(4,981,144)	(4,981,144)
Direxion Daily 20+ Year Treasury Bull 3X Shares	13,682,419	—	(3,023,619)	(3,023,619)
Direxion Daily 20+ Year Treasury Bear 3X Shares	421,384,580	—	(189,550,406)	(189,550,406)

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactments. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At October 31, 2011, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains as per the guidelines set forth in the Act:

	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward

Direxion Daily Russia Bull 3X Shares	$468,391	$—
Direxion Daily Russia Bear 3X Shares	649,297	—
Direxion Daily Agribusiness Bull 3X Shares	455,384	—
Direxion Daily Agribusiness Bear 3X Shares	—	—
Direxion Daily Basic Materials Bull 3X Shares	710,002	—
Direxion Daily Basic Materials Bear 3X Shares	257,858	—
Direxion Daily Healthcare Bull 3X Shares	—	—
Direxion Daily Healthcare Bear 3X Shares	—	—

At October 31, 2011, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the year indicated:

Funds	October 31, 2019	October 31, 2018	October 31, 2017
Direxion Daily Large Cap Bull 3X Shares	$—	$—	$—
Direxion Daily Large Cap Bear 3X Shares	227,849,840	243,723,246	—

150	DIREXION SEMI-ANNUAL REPORT

Funds	October 31, 2019	October 31, 2018	October 31, 2017
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	22,162,993	4,862,033	5,743,778
Direxion Daily Small Cap Bull 3X Shares	—	—	—
Direxion Daily Small Cap Bear 3X Shares	447,535,089	170,386,620	41,155,587
Direxion Daily BRIC Bull 3X Shares	267,011	—	—
Direxion Daily BRIC Bear 3X Shares	—	—	—
Direxion Daily China Bull 3X Shares	—	—	—
Direxion Daily China Bear 3X Shares*	—	2,295,087	—
Direxion Daily Developed Markets Bull 3X Shares	—	—	—
Direxion Daily Developed Markets Bear 3X Shares	6,226,800	3,814,712	2,982,535
Direxion Daily Emerging Markets Bull 3X Shares	—	—	—
Direxion Daily Emerging Markets Bear 3X Shares	73,271,322	33,557,979	24,388,554
Direxion Daily India Bull 3X Shares	1,150,428	—	—
Direxion Daily India Bear 3X Shares	289,373	247,484	—
Direxion Daily Latin America Bull 3X Shares	—	—	—
Direxion Daily Latin America Bear 3X Shares	1,562,853	—	—
Direxion Daily Gold Miners Bull 3X Shares	—	—	—
Direxion Daily Gold Miners Bear 3X Shares	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares**	—	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	1,283,587	35,815	—
Direxion Daily Retail Bull 3X Shares	—	—	—
Direxion Daily Retail Bear 3X Shares	544,337	117,323	—
Direxion Daily Semiconductor Bull 3X Shares	11,358,224	1,271,002	—
Direxion Daily Semiconductor Bear 3X Shares	961,396	—	—
Direxion Daily Energy Bull 3X Shares	—	—	—
Direxion Daily Energy Bear 3X Shares	12,590,578	3,644,343	25,942,062
Direxion Daily Financial Bull 3X Shares	—	—	—
Direxion Daily Financial Bear 3X Shares	679,926,863	839,658,285	833,736,449
Direxion Daily Real Estate Bull 3X Shares	—	—	—
Direxion Daily Real Estate Bear 3X Shares	81,864,882	40,732,146	—
Direxion Daily Technology Bull 3X Shares	—	—	—
Direxion Daily Technology Bear 3X Shares	37,175,240	11,093,015	13,642,542
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	2,880,591	13,265,888	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	101,871,070	93,882,293	—

*	During the year ended October 31, 2011, the Fund utilized capital losses of $133,417.
**	During the year ended October 31, 2011, the Fund utilized capital losses of $46,745.

The Funds have adopted authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2012 , open Federal and state income tax years include the tax years ended October 31, 2009, October 31, 2010 and October 31, 2011. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

h)  Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

DIREXION SEMI-ANNUAL REPORT	151

i)  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets.

Transaction Fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction. Transaction fees received by each Fund is displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets.

4.	INVESTMENT TRANSACTIONS

The table below displays each Fund’s investment transactions during the period ended April 30, 2012. The Purchase column represents the aggregate purchases of investments excluding cost of in-kind purchases, short-term investments purchases, and swaps contracts. The Sales column represents the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments and swap contracts. Purchases In-Kind are the aggregate of all in-kind purchases and Sales In-Kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily Large Cap Bull 3X Shares	$184,821,868	$—	$98,996,029	$303,403,590
Direxion Daily Large Cap Bear 3X Shares	—	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	2,506,121	208,478	—	12,464,673
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	1,759,366,830	—	579,024,291	2,416,765,262
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—
Direxion Daily BRIC Bull 3X Shares	435,060	45,077	—	—
Direxion Daily BRIC Bear 3X Shares	—	—	—	—
Direxion Daily China Bull 3X Shares	4,825,693	1,494,843	—	—
Direxion Daily China Bear 3X Shares	—	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	—	—	—	1,958,987
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	147,289,600	—	82,376,199	287,671,061
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	—
Direxion Daily India Bull 3X Shares	5,752,269	—	—	—
Direxion Daily India Bear 3X Shares	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	—	—	—	—
Direxion Daily Latin America Bear 3X Shares	—	—	—	—

152	DIREXION SEMI-ANNUAL REPORT

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily Russia Bull 3X Shares	$4,885,777	$6,060,005	$10,872,222	$5,969,882
Direxion Daily Russia Bear 3X Shares	—	—	—	—
Direxion Daily Agribusiness Bull 3X Shares	1,513,035	—	—	2,606,106
Direxion Daily Agribusiness Bear 3X Shares	—	—	—	—
Direxion Daily Basic Materials Bull 3X Shares	2,205,186	—	—	1,438,545
Direxion Daily Basic Materials Bear 3X Shares	—	—	—	—
Direxion Daily Gold Miners Bull 3X Shares	—	63,289,755	246,137,740	116,757,643
Direxion Daily Gold Miners Bear 3X Shares	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	573,764			1,523,977
Direxion Daily Healthcare Bear 3X Shares	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	1,470,880	689,984	7,736,637	4,102,878
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—
Direxion Daily Retail Bull 3X Shares	1,422,462	19,519	—	—
Direxion Daily Retail Bear 3X Shares	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	34,717,018	2,774,608	17,646,585	59,329,617
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—
Direxion Daily Energy Bull 3X Shares	100,364,710	33,017,806	400,856,407	480,325,073
Direxion Daily Energy Bear 3X Shares	—	—	—	—
Direxion Daily Financial Bull 3X Shares	1,438,438,683	2,864,626	755,421,957	2,313,156,578
Direxion Daily Financial Bear 3X Shares	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	48,382,282	723,022	12,755,395	81,233,687
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—
Direxion Daily Technology Bull 3X Shares	81,066,323	1,134,347	47,802,541	140,239,401
Direxion Daily Technology Bear 3X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	12,799,672	—	6,465,775	19,296,160
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.75% at an annual rate based on its average daily net assets.

Effective September 1, 2011, the Advisor has agreed to waive a portion of its fees based upon specific breakpoints based on each Fund’s daily net assets at least until March 31, 2013. The breakpoint schedule is detailed in the table below:

Net Asset Range			Advisory Fees
$0	>	$1,500,000,000	0.75%
$1,500,000,000	>	$2,000,000,000	0.70%
$2,000,000,000	>	$2,500,000,000	0.65%
$2,500,000,000	>	$3,000,000,000	0.60%
$3,000,000,000	>	$3,500,000,000	0.55%
$3,500,000,000	>	$4,000,000,000	0.50%
$4,000,000,000	>	$4,500,000,000	0.45%
$4,500,000,000	>		0.40%

DIREXION SEMI-ANNUAL REPORT	153

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed 0.95%. Any expense waiver is subject to reimbursement by the Funds, as applicable, within the following three years if overall expenses fall below these percentage limitations.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupment by the Adviser.

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring				Total Potential Recoupment Amount
Funds			October 31, 2012	October 31, 2013	October 31, 2014	April 30, 2015
Direxion Daily Large Cap Bull 3X Shares	$—	$105,210	$494,106	$231,585	$196,813	$105,210	$1,027,714
Direxion Daily Large Cap Bear 3X Shares	—	86,282	366,856	245,600	184,289	86,282	883,027
Direxion Daily Mid Cap Bull 3X Shares	—	8,920	73,234	117,830	84,186	8,920	284,170
Direxion Daily Mid Cap Bear 3X Shares	—	27,154	54,465	57,407	53,462	27,154	192,488
Direxion Daily Small Cap Bull 3X Shares	—	251,955	363,194	388,976	458,971	251,955	1,463,096
Direxion Daily Small Cap Bear 3X Shares	—	222,889	275,349	441,007	471,868	222,889	1,411,113
Direxion Daily BRIC Bull 3X Shares	—	24,390	—	52,833	57,424	24,390	134,647
Direxion Daily BRIC Bear 3X Shares	—	27,997	—	46,849	55,674	27,997	130,520
Direxion Daily China Bull 3X Shares	—	32,093	—	61,664	58,680	32,093	152,437
Direxion Daily China Bear 3X Shares	—	21,900	—	54,720	44,124	21,900	120,744
Direxion Daily Developed Markets Bull 3X Shares	—	47,024	110,686	128,151	99,810	47,024	385,671
Direxion Daily Developed Markets Bear 3X Shares	—	44,628	107,147	124,650	113,243	44,628	389,668
Direxion Daily Emerging Markets Bull 3X Shares	—	70,338	89,274	226,446	136,994	70,338	523,052
Direxion Daily Emerging Markets Bear 3X Shares	—	45,522	100,867	162,932	109,876	45,522	419,197
Direxion Daily India Bull 3X Shares	—	22,494	—	46,146	46,548	22,494	115,188
Direxion Daily India Bear 3X Shares	—	22,315	—	42,624	45,586	22,315	110,525
Direxion Daily Latin America Bull 3X Shares	—	66,344	—	143,332	130,389	66,344	340,065
Direxion Daily Latin America Bear 3X Shares	—	25,085	—	68,054	65,745	25,085	158,884
Direxion Daily Russia Bull 3X Shares	—	41,906	—	—	49,305	41,906	91,211
Direxion Daily Russia Bear 3X Shares	—	42,063	—	—	47,774	42,063	89,837

154	DIREXION SEMI-ANNUAL REPORT

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring				Total Potential Recoupment Amount
Funds			October 31, 2012	October 31, 2013	October 31, 2014	April 30, 2015
Direxion Daily Agribusiness Bull 3X Shares	$—	$40,851	$—	$—	$48,739	$40,851	$89,590
Direxion Daily Agribusiness Bear 3X Shares	—	42,012	—	—	47,751	42,012	89,763
Direxion Daily Basic Materials Bull 3X Shares	—	38,037	—	—	41,511	38,037	79,548
Direxion Daily Basic Materials Bear 3X Shares	—	39,468	—	—	40,014	39,468	79,482
Direxion Daily Gold Miners Bull 3X Shares	6,388	11,991	—	—	62,308	5,603	67,911
Direxion Daily Gold Miners Bear 3X Shares	—	32,935	—	—	69,032	32,935	101,967
Direxion Daily Healthcare Bull 3X Shares	—	38,800	—	—	41,323	38,800	80,123
Direxion Daily Healthcare Bear 3X Shares	—	39,158	—	—	40,103	39,158	79,261
Direxion Daily Natural Gas Related Bull 3X Shares	—	23,017	—	32,254	50,908	23,017	106,179
Direxion Daily Natural Gas Related Bear 3X Shares	—	21,792	—	29,826	49,235	21,792	100,853
Direxion Daily Retail Bull 3X Shares	—	32,727	—	37,037	69,732	32,727	139,496
Direxion Daily Retail Bear 3X Shares	—	33,924	—	34,838	71,594	33,924	140,356
Direxion Daily Semiconductor Bull 3X Shares	—	36,981	—	70,233	81,238	36,981	188,452
Direxion Daily Semiconductor Bear 3X Shares	—	22,112	—	43,292	56,523	22,112	121,927
Direxion Daily Energy Bull 3X Shares	—	36,038	132,992	95,853	62,054	36,038	326,937
Direxion Daily Energy Bear 3X Shares	—	29,625	69,846	96,100	79,437	29,625	275,008
Direxion Daily Financial Bull 3X Shares	9,573	39,015	224,739	402,641	13,036	29,442	669,858
Direxion Daily Financial Bear 3X Shares	960	69,569	423,467	376,722	182,983	68,609	1,051,781
Direxion Daily Real Estate Bull 3X Shares	—	$38,936	30,016	126,145	47,965	38,936	243,062
Direxion Daily Real Estate Bear 3X Shares	—	48,852	38,955	109,566	88,452	48,852	285,825
Direxion Daily Technology Bull 3X Shares	—	41,064	58,525	97,188	63,119	41,064	259,896
Direxion Daily Technology Bear 3X Shares	—	29,009	51,370	77,090	51,556	29,009	209,025
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	41,828	62,153	102,789	62,151	41,828	268,921
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	12,174	60,856	88,451	15,244	12,174	176,725

DIREXION SEMI-ANNUAL REPORT	155

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring				Total Potential Recoupment Amount
Funds			October 31, 2012	October 31, 2013	October 31, 2014	April 30, 2015
Direxion Daily 20+ Year Treasury Bull 3X Shares	$—	$31,833	$59,927	$99,456	$44,789	$31,833	$236,005
Direxion Daily 20+ Year Treasury Bear 3X Shares	33,834	—	—	—	—	—	—

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees are currently being charged by any Fund, and there are currently no plans to impose these fees.

6.	FAIR VALUE MEASUREMENTS

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

156	DIREXION SEMI-ANNUAL REPORT

The following is a summary of the inputs used to value the Fund’s investments at April 30, 2012:

	Direxion Daily Large Cap Bull 3X Shares				Direxion Daily Large Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$28,060,767	$—	$—	$28,060,767	$—	$—	$—	$—
Short-Term Investments	140,921,920	—	—	140,921,920	138,231,369	—	—	138,231,369
Other Financial Instruments**	—	48,211,092	—	48,211,092	—	(25,232,717)	—	(25,232,717)

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$12,253,118	$—	$—	$12,253,118	$—	$—	$—	$—
Short-Term Investments	20,915,800	—	—	20,915,800	11,246,902	—	—	11,246,902
Other Financial Instruments**	—	13,462,677	—	13,462,677	—	(3,397,515)	—	(3,397,515)

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$108,689,100	$—	$—	$108,689,100	$—	$—	$—	$—
Short-Term Investments	435,322,130	—	—	435,322,130	544,825,958	—	—	544,825,958
Other Financial Instruments**	—	102,475,587	—	102,475,587	—	(32,531,461)	—	(32,531,461)

	Direxion Daily BRIC Bull 3X Shares				Direxion Daily BRIC Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,192,336	$—	$—	$1,192,336	$—	$—	$—	$—
Short-Term Investments	3,345,155	—	—	3,345,155	1,468,297	—	—	1,468,297
Other Financial Instruments**	—	22,959	—	22,959	—	14,166	—	14,166

	Direxion Daily China Bull 3X Shares				Direxion Daily China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$10,840,119	$—	$—	$10,840,119	$—	$—	$—	$—
Short-Term Investments	21,084,672	—	—	21,084,672	10,253,352	—	—	10,253,352
Other Financial Instruments**	—	7,106,075	—	7,106,075	—	(440,341)	—	(440,341)

	Direxion Daily Developed Markets Bull 3X Shares				Direxion Daily Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies†	$4,831,050	$—	$—	$4,831,050	$—	$—	$—	$—
Short-Term Investments	11,162,568	—	—	11,162,568	10,520,290	—	—	10,520,290
Other Financial Instruments**	—	1,636,325	—	1,636,325	—	(359,596)	—	(359,596)

	Direxion Daily Emerging Markets Bull 3X Shares				Direxion Daily Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$86,994,414	$—	$—	$86,994,414	$—	$—	$—	$—
Short-Term Investments	191,130,151	—	—	191,130,151	97,728,757	—	—	97,728,757
Other Financial Instruments**	—	24,192,408	—	24,192,408	—	(2,242,517)	—	(2,242,517)
	Direxion Daily India Bull 3X Shares				Direxion Daily India Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$7,955,338	$—	$—	$7,955,338	$—	$—	$—	$—
Short-Term Investments	13,854,541	—	—	13,854,541	3,266,271	—	—	3,266,271
Other Financial Instruments**	—	(3,538,521)	—	(3,538,521)	—	1,105,671	—	1,105,671

	Direxion Daily Latin America Bull 3X Shares				Direxion Daily Latin America Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$11,922,222	$—	$—	$11,922,222	$—	$—	$—	$—
Short-Term Investments	14,222,989	—	—	14,222,989	4,765,968	—	—	4,765,968
Other Financial Instruments**	—	7,233,802	—	7,233,802	—	(894,517)	—	(894,517)

DIREXION SEMI-ANNUAL REPORT	157

	Direxion Daily Russia Bull 3X Shares				Direxion Daily Russia Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$5,873,854	$—	$—	$5,873,854	$—	$—	$—	$—
Short-Term Investments	8,931,455	—	—	8,931,455	6,331,391	—	—	6,331,391
Other Financial Instruments**	—	2,504,088	—	2,504,088	—	1,507,755	—	1,507,755

	Direxion Daily Agribusiness Bull 3X Shares				Direxion Daily Agribusiness Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$748,118	$—	$—	$748,118	$—	$—	$—	$—
Short-Term Investments	300,010	—	—	300,010	2,030,242	—	—	2,030,242
Other Financial Instruments**	—	513,526	—	513,526	—	(211,671)	—	(211,671)

	Direxion Daily Basic Materials Bull 3X Shares				Direxion Daily Basic Materials Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$1,339,775	$—	$—	$1,339,775	$—	$—	$—	$—
Short-Term Investments	2,309,101	—	—	2,309,101	1,041,259	—	—	1,041,259
Other Financial Instruments**	—	970,495	—	970,495	—	78,914	—	78,914

	Direxion Daily Gold Miners Bull 3X Shares				Direxion Daily Gold Miners Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$86,454,770	$—	$—	$86,454,770	$—	$—	$—	$—
Short-Term Investments	90,356,469	—	—	90,356,469	5,025,824	—	—	5,025,824
Other Financial Instruments**	—	(38,102,911)	—	(38,102,911)	—	2,741,886	—	2,741,886

	Direxion Daily Healthcare Bull 3X Shares				Direxion Daily Healthcare Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$1,087,790	$—	$—	$1,087,790	$—	$—	$—	$—
Short-Term Investments	1,665,757	—	—	1,665,757	1,830,006	—	—	1,830,006
Other Financial Instruments**	—	1,305,053	—	1,305,053	—	(505,372)	—	(505,372)

	Direxion Daily Natural Gas Related Bull 3X Shares				Direxion Daily Natural Gas Related Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$8,258,678	$—	$—	$8,258,678	$—	$—	$—	$—
Short-Term Investments	6,934,311	—	—	6,934,311	778,894	—	—	778,894
Other Financial Instruments**	—	(1,011,877)	—	(1,011,877)	—	57,394	—	57,394

	Direxion Daily Retail Bull 3X Shares				Direxion Daily Retail Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$2,232,932	$—	$—	$2,232,932	$—	$—	$—	$—
Short-Term Investments	4,310,099	—	—	4,310,099	1,708,515	—	—	1,708,515
Other Financial Instruments**	—	3,460,410	—	3,460,410	—	(226,368)	—	(226,368)
	Direxion Daily Semiconductor Bull 3X Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$21,979,076	$—	$—	$21,979,076	$—	$—	$—	$—
Short-Term Investments	47,409,462	—	—	47,409,462	15,225,106	—	—	15,225,106
Other Financial Instruments**	—	21,263,666	—	21,263,666	—	(2,437,639)	—	(2,437,639)

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$83,369,264	$—	$—	$83,369,264	$—	$—	$—	$—
Short-Term Investments	146,022,895	—	—	146,022,895	50,186,731	—	—	50,186,731
Other Financial Instruments**	—	62,728,187	—	62,728,187	—	(6,121,230)	—	(6,121,230)

158	DIREXION SEMI-ANNUAL REPORT

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$318,452,605	$—	$—	$318,452,605	$—	$—	$—	$—
Short-Term Investments	696,332,425	—	—	696,332,425	651,901,736	—	—	651,901,736
Other Financial Instruments**	—	290,425,808	—	290,425,808	—	(145,948,443)	—	(145,948,443)

	Direxion Daily Real Estate Bull 3X Shares				Direxion Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$9,928,372	$—	$—	$9,928,372	$—	$—	$—	$—
Short-Term Investments	45,870,351	—	—	45,870,351	20,672,666	—	—	20,672,666
Other Financial Instruments**	—	57,280,073	—	57,280,073	—	(6,483,515)	—	(6,483,515)

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$41,655,677	$—	$—	$41,655,677	$—	$—	$—	$—
Short-Term Investments	77,097,315	—	—	77,097,315	31,721,113	—	—	31,721,113
Other Financial Instruments**	—	33,150,019	—	33,150,019	—	(8,491,115)	—	(8,491,115)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,446,025	$—	$—	$2,446,025	$49,728,082	$—	$—	$49,728,082
Other Financial Instruments**	—	423,169	—	423,169	—	(16,874,017)	—	(16,874,017)

	Direxion Daily 20+ Year Treasury Bull 3X Shares				Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Fixed Income†	$2,641,929	$—	$—	$2,641,929	$—	$—	$—	$—
Short-Term Investments	8,016,871	—	—	8,016,871	231,834,174	—	—	231,834,174
Other Financial Instruments**	—	537,343	—	537,343	—	(29,559,771)	—	(29,559,771)

*	Please refer to the schedule of investments to view securities listed by country.
†	Please refer to the schedule of investments to view securities listed by industry.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

There were no transfers between Level 1 and Level 2 for the Funds during the period ended April 30, 2012. There were no Level 3 securities held by the Funds at April 30, 2012. It is the Funds’ policy to recognize transfers into Level 3 at the value as of the beginning of the period.

7.	VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

DIREXION SEMI-ANNUAL REPORT	159

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2012, the Funds were invested in equity swap contracts. At April 30, 2012, the fair value of derivative instruments were as follows:

	Asset Derivatives[1]
Fund	Equity Risk	Interest Risk	Total
Direxion Daily Large Cap Bull 3X Shares	$48,556,487	$—	$48,556,487
Direxion Daily Large Cap Bear 3X Shares	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	13,462,677	—	13,462,677
Direxion Daily Mid Cap Bear 3X Shares	—	—	—
Direxion Daily Small Cap Bull 3X Shares	102,475,587	—	102,475,587
Direxion Daily Small Cap Bear 3X Shares	2,189,156	—	2,189,156
Direxion Daily BRIC Bull 3X Shares	518,338	—	518,338
Direxion Daily BRIC Bear 3X Shares	116,768	—	116,768
Direxion Daily China Bull 3X Shares	7,552,865	—	7,552,865
Direxion Daily China Bear 3X Shares	430,057	—	430,057
Direxion Daily Developed Markets Bull 3X Shares	1,681,289	—	1,681,289
Direxion Daily Developed Markets Bear 3X Shares	587,276	—	587,276
Direxion Daily Emerging Markets Bull 3X Shares	34,098,858	—	34,098,858
Direxion Daily Emerging Markets Bear 3X Shares	4,617,261	—	4,617,261
Direxion Daily India Bull 3X Shares	—	—	—
Direxion Daily India Bear 3X Shares	1,105,671	—	1,105,671
Direxion Daily Latin America Bull 3X Shares	7,251,562	—	7,251,562
Direxion Daily Latin America Bear 3X Shares	31,650	—	31,650
Direxion Daily Russia Bull 3X Shares	2,751,192	—	2,751,192
Direxion Daily Russia Bear 3X Shares	1,528,704	—	1,528,704
Direxion Daily Agribusiness Bull 3X Shares	513,526	—	513,526
Direxion Daily Agribusiness Bear 3X Shares	18,783	—	18,783
Direxion Daily Basic Materials Bull 3X Shares	1,017,820	—	1,017,820
Direxion Daily Basic Materials Bear 3X Shares	78,934	—	78,934
Direxion Daily Gold Miners Bull 3X Shares	—	—	—
Direxion Daily Gold Miners Bear 3X Shares	2,749,219	—	2,749,219
Direxion Daily Healthcare Bull 3X Shares	1,305,053	—	1,305,053
Direxion Daily Healthcare Bear 3X Shares	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	155,503	—	155,503
Direxion Daily Natural Gas Related Bear 3X Shares	80,101	—	80,101
Direxion Daily Retail Bull 3X Shares	3,460,410	—	3,460,410
Direxion Daily Retail Bear 3X Shares	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	21,664,029	—	21,664,029
Direxion Daily Semiconductor Bear 3X Shares	125,326	—	125,326
Direxion Daily Energy Bull 3X Shares	69,342,358	—	69,342,358
Direxion Daily Energy Bear 3X Shares	1,372,915	—	1,372,915
Direxion Daily Financial Bull 3X Shares	303,548,039	—	303,548,039
Direxion Daily Financial Bear 3X Shares	1,364,286	—	1,364,286
Direxion Daily Real Estate Bull 3X Shares	57,280,073	—	57,280,073
Direxion Daily Real Estate Bear 3X Shares	—	—	—
Direxion Daily Technology Bull 3X Shares	35,488,646	—	35,488,646
Direxion Daily Technology Bear 3X Shares	171,602	—	171,602
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	423,169	423,169
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	560,592	560,592
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps.

160	DIREXION SEMI-ANNUAL REPORT

	Liability Derivatives[2]
Fund	Equity Risk	Interest Risk	Total
Direxion Daily Large Cap Bull 3X Shares	$345,395	$—	$345,395
Direxion Daily Large Cap Bear 3X Shares	25,232,717	—	25,232,717
Direxion Daily Mid Cap Bull 3X Shares	—	—	—
Direxion Daily Mid Cap Bear 3X Shares	3,397,515	—	3,397,515
Direxion Daily Small Cap Bull 3X Shares	—	—	—
Direxion Daily Small Cap Bear 3X Shares	34,720,617	—	34,720,617
Direxion Daily BRIC Bull 3X Shares	495,379	—	495,379
Direxion Daily BRIC Bear 3X Shares	102,602	—	102,602
Direxion Daily China Bull 3X Shares	446,790	—	446,790
Direxion Daily China Bear 3X Shares	870,398	—	870,398
Direxion Daily Developed Markets Bull 3X Shares	44,964	—	44,964
Direxion Daily Developed Markets Bear 3X Shares	946,872	—	946,872
Direxion Daily Emerging Markets Bull 3X Shares	9,906,450	—	9,906,450
Direxion Daily Emerging Markets Bear 3X Shares	6,859,778	—	6,859,778
Direxion Daily India Bull 3X Shares	3,538,521	—	3,538,521
Direxion Daily India Bear 3X Shares	—	—	—
Direxion Daily Latin America Bull 3X Shares	17,760	—	17,760
Direxion Daily Latin America Bear 3X Shares	926,167	—	926,167
Direxion Daily Russia Bull 3X Shares	247,104	—	247,104
Direxion Daily Russia Bear 3X Shares	20,949	—	20,949
Direxion Daily Agribusiness Bull 3X Shares	—	—	—
Direxion Daily Agribusiness Bear 3X Shares	230,454	—	230,454
Direxion Daily Basic Materials Bull 3X Shares	47,325	—	47,325
Direxion Daily Basic Materials Bear 3X Shares	20	—	20
Direxion Daily Gold Miners Bull 3X Shares	38,102,911	—	38,102,911
Direxion Daily Gold Miners Bear 3X Shares	7,333	—	7,333
Direxion Daily Healthcare Bull 3X Shares	—	—	—
Direxion Daily Healthcare Bear 3X Shares	505,372	—	505,372
Direxion Daily Natural Gas Related Bull 3X Shares	1,167,380	—	1,167,380
Direxion Daily Natural Gas Related Bear 3X Shares	22,707	—	22,707
Direxion Daily Retail Bull 3X Shares	—	—	—
Direxion Daily Retail Bear 3X Shares	226,368	—	226,368
Direxion Daily Semiconductor Bull 3X Shares	400,363	—	400,363
Direxion Daily Semiconductor Bear 3X Shares	2,562,965	—	2,562,965
Direxion Daily Energy Bull 3X Shares	6,614,171	—	6,614,171
Direxion Daily Energy Bear 3X Shares	7,494,145	—	7,494,145
Direxion Daily Financial Bull 3X Shares	13,122,231	—	13,122,231
Direxion Daily Financial Bear 3X Shares	147,312,729	—	147,312,729
Direxion Daily Real Estate Bull 3X Shares	—	—	—
Direxion Daily Real Estate Bear 3X Shares	6,483,515	—	6,483,515
Direxion Daily Technology Bull 3X Shares	2,338,627	—	2,338,627
Direxion Daily Technology Bear 3X Shares	8,662,717	—	8,662,717
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	16,874,017	16,874,017
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	23,249	23,249
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	29,559,771	29,559,771

[2]	Statement of Assets and Liabilities location: Unrealized depreciation on swaps.

DIREXION SEMI-ANNUAL REPORT	161

Transactions in derivative instruments during the period ended April 30, 2012, were as follows:

		Realized Gain (Loss)[1]		Unrealized Appreciation (Depreciation)[2]
Funds		Equity Risk	Interest Risk	Equity Risk	Interest Risk
Direxion Daily Large Cap Bull 3X Shares	Swap Contracts	$64,950,776	$—	$25,586,661	$—
Direxion Daily Large Cap Bear 3X Shares	Swap Contracts	(67,420,778)	—	(3,743,348)	—
Direxion Daily Mid Cap Bull 3X Shares	Swap Contracts	8,490,606	—	6,211,741	—
Direxion Daily Mid Cap Bear 3X Shares	Swap Contracts	(3,233,934)	—	(3,054,517)	—
Direxion Daily Small Cap Bull 3X Shares	Swap Contracts	339,290,096	—	(40,626,764)	—
Direxion Daily Small Cap Bear 3X Shares	Swap Contracts	(379,673,872)	—	62,313,784	—
Direxion Daily BRIC Bull 3X Shares	Swap Contracts	(31,740)	—	(494,199)	—
Direxion Daily BRIC Bear 3X Shares	Swap Contracts	(1,096,367)	—	549,251	—
Direxion Daily China Bull 3X Shares	Swap Contracts	(870,652)	—	1,015,256	—
Direxion Daily China Bear 3X Shares	Swap Contracts	(3,033,303)	—	(189,739)	—
Direxion Daily Developed Markets Bull 3X Shares	Swap Contracts	(688,854)	—	2,015,949	—
Direxion Daily Developed Markets Bear 3X Shares	Swap Contracts	(2,421,542)	—	(1,996,559)	—
Direxion Daily Emerging Markets Bull 3X Shares	Swap Contracts	22,698,959	—	(3,472,816)	—
Direxion Daily Emerging Markets Bear 3X Shares	Swap Contracts	(41,235,475)	—	(1,271,285)	—
Direxion Daily India Bull 3X Shares	Swap Contracts	(2,838,572)	—	(2,271,144)	—
Direxion Daily India Bear 3X Shares	Swap Contracts	(481,360)	—	923,269	—
Direxion Daily Latin America Bull 3X Shares	Swap Contracts	(811,891)	—	2,078,602	—
Direxion Daily Latin America Bear 3X Shares	Swap Contracts	(1,282,745)	—	(252,931)	—
Direxion Daily Russia Bull 3X Shares	Swap Contracts	(797,239)	—	468,119	—
Direxion Daily Russia Bear 3X Shares	Swap Contracts	(1,914,518)	—	241,408	—
Direxion Daily Agribusiness Bull 3X Shares	Swap Contracts	91,385	—	55,248	—
Direxion Daily Agribusiness Bear 3X Shares	Swap Contracts	(910,830)	—	303,548	—
Direxion Daily Basic Materials Bull 3X Shares	Swap Contracts	286,617	—	362,472	—
Direxion Daily Basic Materials Bear 3X Shares	Swap Contracts	(321,591)	—	(770,332)	—
Direxion Daily Gold Miners Bull 3X Shares	Swap Contracts	(45,464,033)	—	(37,194,755)	—
Direxion Daily Gold Miners Bear 3X Shares	Swap Contracts	4,028,088	—	2,648,529	—
Direxion Daily Healthcare Bull 3X Shares	Swap Contracts	(165,878)	—	1,238,162	—
Direxion Daily Healthcare Bear 3X Shares	Swap Contracts	(355,039)	—	(903,347)	—
Direxion Daily Natural Gas Related Bull 3X Shares	Swap Contracts	(135,354)	—	(1,752,026)	—
Direxion Daily Natural Gas Related Bear 3X Shares	Swap Contracts	333,765	—	9,454	—
Direxion Daily Retail Bull 3X Shares	Swap Contracts	233,750	—	3,045,164	—
Direxion Daily Retail Bear 3X Shares	Swap Contracts	(1,018,152)	—	212,296	—
Direxion Daily Semiconductor Bull 3X Shares	Swap Contracts	13,254,242	—	1,945,252	—
Direxion Daily Semiconductor Bear 3X Shares	Swap Contracts	(8,530,176)	—	1,252,740	—

162	DIREXION SEMI-ANNUAL REPORT

		Realized Gain (Loss)[1]		Unrealized Appreciation (Depreciation)[2]
Funds		Equity Risk	Interest Risk	Equity Risk	Interest Risk
Direxion Daily Energy Bull 3X Shares	Swap Contracts	$44,267,109	$—	$(9,390,895)	$—
Direxion Daily Energy Bear 3X Shares	Swap Contracts	(18,864,747)	—	4,150,679	—
Direxion Daily Financial Bull 3X Shares	Swap Contracts	455,109,204	—	75,612,415	—
Direxion Daily Financial Bear 3X Shares	Swap Contracts	(588,221,789)	—	78,469,399	—
Direxion Daily Real Estate Bull 3X Shares	Swap Contracts	(534,904)	—	35,807,887	—
Direxion Daily Real Estate Bear 3X Shares	Swap Contracts	(8,898,579)	—	(3,505,579)	—
Direxion Daily Technology Bull 3X Shares	Swap Contracts	66,878,357	—	(2,684,550)	—
Direxion Daily Technology Bear 3X Shares	Swap Contracts	(14,395,850)	—	(2,376,729)	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Swap Contracts	—	1,093,259	—	(647,777)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	Swap Contracts	—	(8,822,035)	—	1,240,748
Direxion Daily 20+ Year Treasury Bull 3X Shares	Swap Contracts	—	2,029,729	—	(611,427)
Direxion Daily 20+ Year Treasury Bear 3X Shares	Swap Contracts	—	(65,764,853)	—	11,905,721

[1]	Statement of Operations location: Net realized gain (loss) on swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on swaps.

For the period ended April 30, 2012, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
Fund	Equity Swap Contracts	Short Equity Swap Contracts
Direxion Daily Large Cap Bull 3X Shares	$747,868,553	$—
Direxion Daily Large Cap Bear 3X Shares	—	533,046,682
Direxion Daily Mid Cap Bull 3X Shares	151,899,509	—
Direxion Daily Mid Cap Bear 3X Shares	—	43,391,467
Direxion Daily Small Cap Bull 3X Shares	2,329,202,232	—
Direxion Daily Small Cap Bear 3X Shares	—	2,659,257,226
Direxion Daily BRIC Bull 3X Shares	12,599,617	—
Direxion Daily BRIC Bear 3X Shares	—	5,837,015
Direxion Daily China Bull 3X Shares	122,872,022	—
Direxion Daily China Bear 3X Shares	—	34,348,790
Direxion Daily Developed Markets Bull 3X Shares	58,668,405	—
Direxion Daily Developed Markets Bear 3X Shares	—	45,256,932
Direxion Daily Emerging Markets Bull 3X Shares	1,031,298,819	—
Direxion Daily Emerging Markets Bear 3X Shares	—	391,252,345
Direxion Daily India Bull 3X Shares	45,218,869	—
Direxion Daily India Bear 3X Shares	—	9,080,675
Direxion Daily Latin America Bull 3X Shares	108,438,501	—
Direxion Daily Latin America Bear 3X Shares	—	16,427,797
Direxion Daily Russia Bull 3X Shares	41,126,428	—
Direxion Daily Russia Bear 3X Shares	—	18,137,796
Direxion Daily Agribusiness Bull 3X Shares	11,100,184	—
Direxion Daily Agribusiness Bear 3X Shares	—	4,594,230
Direxion Daily Basic Materials Bull 3X Shares	13,495,750	—
Direxion Daily Basic Materials Bear 3X Shares	—	7,713,642
Direxion Daily Gold Miners Bull 3X Shares	315,094,742	—
Direxion Daily Gold Miners Bear 3X Shares	—	22,908,727

DIREXION SEMI-ANNUAL REPORT	163

	Quarterly Average Gross Notional Amounts
Fund	Equity Swap Contracts	Short Equity Swap Contracts
Direxion Daily Healthcare Bull 3X Shares	$11,223,489	$—
Direxion Daily Healthcare Bear 3X Shares	—	9,005,766
Direxion Daily Natural Gas Related Bull 3X Shares	34,596,783	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	5,953,597
Direxion Daily Retail Bull 3X Shares	15,075,431	—
Direxion Daily Retail Bear 3X Shares	—	4,278,081
Direxion Daily Semiconductor Bull 3X Shares	288,408,454	—
Direxion Daily Semiconductor Bear 3X Shares	—	63,939,535
Direxion Daily Energy Bull 3X Shares	971,611,796	—
Direxion Daily Energy Bear 3X Shares	—	278,501,621
Direxion Daily Financial Bull 3X Shares	3,990,516,751	—
Direxion Daily Financial Bear 3X Shares	—	2,862,789,232
Direxion Daily Real Estate Bull 3X Shares	307,322,461	—
Direxion Daily Real Estate Bear 3X Shares	—	75,607,458
Direxion Daily Technology Bull 3X Shares	494,788,762	—
Direxion Daily Technology Bear 3X Shares	—	101,105,008
Direxion Daily 7-10 Year Treasury Bull 3X Shares	14,821,629	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	156,738,117
Direxion Daily 20+ Year Treasury Bull 3X Shares	59,989,590	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	878,509,222

8.	RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion of all of the principal risks that apply to investments in the Funds.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Correlation Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their

164	DIREXION SEMI-ANNUAL REPORT

daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

9.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

10.	SUBSEQUENT EVENTS

On May 22, 2012, the Board of Trustees for the Trust approved that the Direxion Daily Large Cap Bull 3X Shares and the Direxion Daily Large Cap Bear 3X Shares names be changed to the Direxion Daily S&P 500 Bull 3X Shares and the Direxion Daily S&P 500 Bear 3X Shares.

On May 22, 2012, the Board of Trustees for the Trust approved, that the investment objective of each Fund listed in the table below with the term “Bull” in its name is to seek daily investment results, before fees and expenses, of 300% of the performance of its specified underlying index as listed in the table below. The investment objective of each Fund

DIREXION SEMI-ANNUAL REPORT	165

listed in the table below with the term “Bear” in its name is to seek daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of its specified underlying index as listed in the table below.

Fund Name	Current Underlying Index	New Underlying Index
Direxion Daily Large Cap Bull 3X Shares	Russell 1000® Index	S&P 500® Index
Direxion Daily Large Cap Bear 3X Shares	Russell 1000® Index	S&P 500® Index
Direxion Daily Mid Cap Bull 3X Shares	Russell MidCap® Index	S&P MidCap 400® Index
Direxion Daily Mid Cap Bear 3X Shares	Russell MidCap® Index	S&P MidCap 400® Index
Direxion Daily Energy Bull 3X Shares	Russell 1000® Energy Index	Energy Select Sector Index
Direxion Daily Energy Bear 3X Shares	Russell 1000® Energy Index	Energy Select Sector Index
Direxion Daily Technology Bull 3X Shares	Russell 1000® Technology Index	Technology Select Sector Index
Direxion Daily Technology Bear 3X Shares	Russell 1000® Technology Index	Technology Select Sector Index

These changes will be effective on or about June 29, 2012.

On June 19, 2012, the Fund declared capital gain dividend distributions with an ex-date of June 20, 2012 and a payable date of June 27, 2012. The capital gain dividend distribution per share for the Fund was as follows:

Fund	Per Share Short Term Capital Gains	Per Share Long Term Capital Gains
Direxion Daily Mid Cap Bull 3X Shares	$0.44419	$1.87044

The Funds have evaluated subsequent events through the issuance of their financial statements and have determined, other than the disclosures stated; there are no other events that impacted the Funds’ financial statements.

166	DIREXION SEMI-ANNUAL REPORT

Direxion Shares EFT Trust

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (866) 476-7523 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your requests. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT	167

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168

PRIVACY NOTICE

At the Direxion Shares, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

—	Account applications or other forms on which you provide information,

—	Mail, e-mail, the telephone and our website, and

—	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

—	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

—	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ non-public personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (866) 476-7523.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT APRIL 30, 2012

1301 Avenue of the Americas (6th Ave.), 35th Floor New York, New York 10019 www.direxionshares.com

Investment Adviser

Rafferty Asset Management, LLC

1301 Avenue of Americas (6th Ave.), 35th Floor

New York, NY 10019

Administrator, Transfer Agent, Custodian & Index Receipt Agent

The Bank of New York Mellon

101 Barclay Street

New York, New York 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-866-476-7523 or by accessing the SEC’s website at www.sec.gov. Such reports maybe reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Each Funds’ premium/discount information is available free of charge on the Funds’ website, www.direxionshares.com or by calling 1-866-476-7523.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-866-476-7523, or by accessing the SEC’s website, at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Direxion Shares ETF Trust

By:	/s/ Daniel O’Neill
Daniel O’Neill, President
Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: Direxion Shares ETF Trust

By:	/s/ Daniel O’Neill
Daniel O’Neill, President
Date: June 28, 2012

By:	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer
Date: June 28, 2012